UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-03213

GARTMORE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA 19428

(Address of principal executive offices) (Zip code)

ERIC E. MILLER, Esq.

1200 River Road

SUITE 1000

Conshohocken, Pennsylvania 19428

(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 12/31/2006

Date of reporting period: 03/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.

Gartmore Variable Insurance Trust

Gartmore GVIT Nationwide Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (97.5%)
Aerospace & Defense (2.2%)
Boeing Co. (The)	112,129	$8,738,213
General Dynamics Corp.	48,000	3,071,040
Honeywell Int’l, Inc.	41,080	1,756,992
Lockheed Martin Corp.	45,400	3,410,902
Northrop Grumman Corp.	175,862	12,009,615
Raytheon Co.	213,820	9,801,509

		38,788,271

Auto Parts & Equipment (1.3%)
Advance Auto Parts, Inc.	5,000	208,200
Autoliv, Inc. ADR - SE	114,800	6,495,384
AutoNation, Inc. (b)	229,700	4,950,035
AutoZone, Inc. (b)	20,064	2,000,180
Cummins, Inc. (c)	79,800	8,386,980

		22,040,779

Banks (4.1%)
AmSouth Bancorp	24,400	660,020
Bank of America Corp.	481,182	21,913,028
Centerstate Bank of Florida	10,590	389,712
Commerce Bancorp, Inc. (c)	57,628	2,112,066
Mellon Financial Corp.	84,200	2,997,520
PNC Bank Corp.	30,260	2,036,801
Regions Financial Corp.	31,700	1,114,889
SunTrust Banks, Inc.	90,590	6,591,328
U.S. Bancorp	143,000	4,361,500
UBS AG ADR - CH	14,000	1,539,580
Wachovia Corp.	402,546	22,562,704
Zions Bancorp.	55,206	4,567,192

		70,846,340

Building & Construction (0.7%)
Pulte Corp.	75,838	2,913,696
Vulcan Materials Co.	12,581	1,090,144
Weyerhaeuser Co.	103,750	7,514,612

		11,518,452

Business Services (0.2%)
Accenture Ltd.	61,963	1,863,228
Automatic Data Processing, Inc.	20,100	918,168
Pitney Bowes, Inc.	29,580	1,269,869

		4,051,265

Capital Goods (2.8%)
General Electric Co.	1,027,183	35,725,425
PACCAR, Inc.	61,395	4,327,120
Sherwin-Williams Co.	36,730	1,815,931
Timken Co.	186,800	6,028,036

		47,896,512

Chemicals (0.9%)
Dow Chemical Co.	201,200	8,168,719

Huntsman Corp. (b)	194,486	3,753,580
Monsanto Co.	11,580	981,405
PPG Industries, Inc.	32,319	2,047,409

		14,951,113

Coal (0.3%)
Peabody Energy Corp. (c)	95,730	4,825,749

Computer Equipment (1.3%)
Apple Computer, Inc. (b)	67,650	4,243,008
Dell, Inc. (b)	130,561	3,885,495
Hewlett Packard Co.	402,600	13,245,540
Int’l Business Machines Corp.	19,744	1,628,288

		23,002,331

Computer Networks (1.1%)
Cisco Systems, Inc. (b)	868,507	18,820,547

Computer Software & Services (6.3%)
Advanced Micro Devices, Inc. (b)	110,358	3,659,471
Affiliated Computer Services, Class A (b)	52,287	3,119,442
BEA Systems, Inc. (b)	223,651	2,936,538
Business Objects S.A. ADR - FR (b)	161,580	5,892,823
Cognizant Technology Solutions Corp. (b) (c)	113,987	6,781,087
Computer Sciences Corp. (b)	98,910	5,494,451
eBay, Inc. (b)	95,335	3,723,785
EMC Corp. (b)	518,992	7,073,861
Fiserv, Inc. (b)	105,400	4,484,770
Ingram Micro, Inc. (b) (c)	243,900	4,878,000
Microsoft Corp.	1,735,936	47,234,818
SAP AG ADR – De (c)	46,727	2,538,211
Symantec Corp. (b)	180,000	3,029,400
Symbol Technologies, Inc.	155,000	1,639,900
Yahoo!, Inc. (b)	180,805	5,832,769

		108,319,326

Conglomerates (0.2%)
Ingersoll Rand Co.	69,572	2,907,414

Consumer Products (1.7%)
Fortune Brands, Inc.	2,700	217,701
Procter & Gamble Co. (The)	517,150	29,798,183

		30,015,884

Cruise Lines (0.1%)
Carnival Corp.	39,262	1,859,841

Diversified (0.6%)
3M Co.	16,681	1,262,585
Berkshire Hathaway Inc., Class B (b)	3,000	9,036,000

		10,298,585

Electronics (0.6%)
Arrow Electronics, Inc. (b)	203,050	6,552,424
Emerson Electric Co.	13,700	1,145,731
KLA-Tencor Corp.	36,300	1,755,468
L-3 Communications Holdings, Inc.	10,400	892,216

		10,345,839

Financial Services (9.1%)
AmeriCredit Corp. (b) (c)	68,385	2,101,471
Bear Stearns Cos., Inc.	84,078	11,661,619
Charles Schwab Corp. (The)	71,170	1,224,836
Cit Group, Inc.	106,300	5,689,176
Citigroup, Inc.	256,463	12,115,312
First American Financial Corp. (c)	118,200	4,628,712
Goldman Sachs Group, Inc.	158,456	24,871,253
Hudson City Bancorp, Inc.	583,592	7,755,938

J.P. Morgan Chase & Co.	398,200	16,581,048
KKR Financial Corp. (c)	251,100	5,632,173
Legg Mason, Inc.	60,728	7,611,040
Lehman Brothers Holding, Inc.	107,850	15,587,561
Marshall & Ilsley Corp.	34,400	1,499,152
Merrill Lynch & Co., Inc.	191,100	15,051,036
Moody’s Corp.	92,850	6,635,061
Morgan Stanley	154,351	9,696,330
Robert Half Int’l, Inc.	18,200	702,702
T. Rowe Price Group, Inc.	12,300	961,983
TD Ameritrade Holding Corp. (b)	203,154	4,239,824
Wells Fargo & Co.	63,100	4,030,197

		158,276,424

Food & Beverage (3.3%)
Archer-Daniels-Midland Co.	351,922	11,842,175
Campbell Soup Co.	302,105	9,788,202
Coca-Cola Enterprises, Inc.	818,753	16,653,436
Dean Foods Co. (b) (c)	50,642	1,966,429
Kellogg Co.	57,735	2,542,649
Molson Coors Brewing Co., Class B	100,600	6,903,172
Smithfield Foods, Inc. (b)	130,364	3,824,880
Sysco Corp.	103,800	3,326,790

		56,847,733

Healthcare (5.8%)
Aetna, Inc.	260,572	12,804,508
Biogen Idec, Inc. (b)	80,000	3,768,000
Bristol-Myers Squibb Co.	159,704	3,930,315
Community Health Systems, Inc. (b)	128,050	4,629,008
Genzyme Corp. (b)	103,851	6,980,864
Johnson & Johnson, Inc.	500,926	29,664,837
Medco Health Solutions, Inc. (b)	87,075	4,982,432
Sierra Health Services, Inc. (b) (c)	46,800	1,904,760
Triad Hospitals, Inc. (b) (c)	115,900	4,856,210
UnitedHealth Group, Inc.	249,773	13,952,320
Wellpoint, Inc. (b)	173,600	13,441,848

		100,915,102

Hotels & Motels (0.3%)
MGM Grand, Inc. (b) (c)	50,552	2,178,286
Starwood Hotels & Resorts Worldwide	43,976	2,978,494

		5,156,780

Instruments (0.1%)
Thermo Electron Corp. (b)	63,456	2,353,583

Insurance (6.4%)
Allstate Corp.	10,400	541,944
American Int’l Group, Inc.	316,304	20,904,530
Arthur J. Gallagher & Co. (c)	53,400	1,485,054
Aspen Insurance Holdings Ltd.	133,600	3,294,576
Assurant, Inc.	42,417	2,089,037
Chubb Corp.	114,250	10,904,020
Genworth Financial, Inc.	157,050	5,250,182
Hartford Financial Services Group, Inc.	155,750	12,545,663
Manulife Financial Corp. ADR – CA (c)	58,879	3,695,835
Marsh & McLennan Cos., Inc.	42,710	1,253,966
MetLife, Inc.	350,857	16,970,952
MGIC Investment Corp. (c)	50,600	3,371,478
Old Republic Int’l Corp.	57,750	1,260,105
PartnerRe Ltd.	34,400	2,135,896
Principal Financial Group, Inc.	120,600	5,885,280
Prudential Financial, Inc.	100,465	7,616,252

SAFECO Corp.	122,850	6,168,299
St. Paul Travelers Cos., Inc. (The)	131,657	5,501,946

		110,875,015

Machinery & Equipment (0.6%)
Caterpillar, Inc.	110,610	7,942,904
Deere & Co.	32,450	2,565,173

		10,508,077

Manufacturing (2.4%)
Danaher Corp.	70,538	4,482,690
Illinois Tool Works, Inc.	67,880	6,537,523
Nucor Corp.	17,800	1,865,262
Parker Hannifin Corp.	30,815	2,483,997
Phelps Dodge Corp.	164,380	13,237,521
Siemens AG ADR - De	27,000	2,515,590
Textron, Inc.	49,703	4,641,763
Tyco Int’l Ltd.	182,000	4,892,160

		40,656,506

Medical (1.7%)
Abbott Laboratories	227,582	9,665,407
Boston Scientific Corp. (b)	42,630	982,622
Covance, Inc. (b) (c)	39,762	2,336,018
Fisher Scientific Int’l, Inc. (b) (c)	93,250	6,345,662
Medtronic, Inc.	55,212	2,802,009
St. Jude Medical, Inc. (b)	114,998	4,714,918
Zimmer Holdings, Inc. (b)	26,725	1,806,610

		28,653,246

Metals (0.4%)
Alcan, Inc. ADR - CA	127,890	5,848,411
Alcoa, Inc.	24,590	751,470
United States Steel Corp. (c)	16,530	1,003,040

		7,602,921

Mining (2.3%)
Barrick Gold Corp. ADR - CA	200,100	5,450,724
Compania De Minas Buenaventur ADR – PE (c)	139,200	3,436,848
Freeport-McMoRan Copper & Gold, Inc., Class B	7,220	431,539
Gold Fields Ltd. ADR – ZA (c)	160,000	3,516,800
Inco, Ltd. ADR - CA	48,000	2,394,720
Newmont Mining Corp.	113,460	5,887,439
Rio Tinto plc ADR - GB	29,040	6,011,280
Southern Copper Corp. (c)	146,572	12,382,403

		39,511,753

Multimedia (3.0%)
Comcast Corp., Class A (b)	229,044	5,991,791
Gannett Co., Inc.	67,800	4,062,576
IAC InterActiveCorp (b) (c)	169,850	5,005,480
News Corp.	469,857	7,804,325
Time Warner, Inc.	650,166	10,916,286
Viacom Inc., Class B (b)	179,876	6,979,189
Walt Disney Co. (The)	388,366	10,831,528

		51,591,175

Office Equipment & Services (0.3%)
Xerox Corp. (b)	314,250	4,776,600

Oil & Gas (9.1%)
AGL Resources, Inc.	167,150	6,025,758
Amerada Hess Corp.	37,600	5,354,240
Ashland, Inc.	109,461	7,780,488
ChevronTexaco Corp.	524,262	30,391,468
Conocophillips	254,737	16,086,642
Devon Energy Corp.	84,738	5,183,423

ENSCO Int’l, Inc.	33,100	1,702,995
Exxon Mobil Corp.	589,362	35,868,571
Halliburton Co.	51,000	3,724,020
Hanover Compressor Co. (b) (c)	181,600	3,381,392
Marathon Oil Corp.	77,718	5,919,780
Nabors Industries Ltd. (b)	122,990	8,803,624
National-OilWell, Inc. (b)	99,110	6,354,933
Newfield Exploration Co. (b) (c)	44,000	1,843,600
Occidental Petroleum Corp.	45,300	4,197,045
Praxair, Inc.	37,632	2,075,405
Schlumberger Ltd.	66,628	8,433,106
Sempra Energy	76,424	3,550,659

		156,677,149

Paper & Forest Products (0.2%)
Int’l Paper Co.	87,737	3,033,068

Pharmaceuticals (3.8%)
Amerisourcebergen Corp.	95,650	4,617,026
Amgen, Inc. (b)	128,477	9,346,702
Amylin Pharmaceuticals Inc. (b)	23,740	1,162,073
Genentech, Inc. (b)	11,318	956,484
Gilead Sciences, Inc. (b)	36,415	2,265,741
McKesson Corp.	104,600	5,452,798
Merck & Co., Inc.	173,075	6,097,432
Pfizer, Inc.	1,028,290	25,624,987
Schering-Plough Corp.	122,083	2,318,356
Shire Pharmaceuticals Group PLC ADR – GB (c)	83,850	3,898,187
Wyeth	88,924	4,314,592

		66,054,378

Real Estate Investment Trusts (0.2%)
Deerfield Triarc Capital Corp. (c)	110,000	1,483,900
Republic Property Trust	96,300	1,133,451

		2,617,351

Restaurants (0.2%)
McDonald’s, Corp.	70,200	2,412,072
Tim Hortons, Inc. (b) (c)	50,830	1,349,537

		3,761,609

Retail (5.3%)
Abercrombie & Fitch Co., Class A	65,292	3,806,524
American Eagle Outfitters, Inc. (c)	70,100	2,093,186
Coach, Inc. (b)	62,359	2,156,374
CVS Corp.	307,450	9,183,532
Directed Electronics, Inc. (b) (c)	90,200	1,510,850
Family Dollar Stores, Inc.	30,000	798,000
Federated Department Stores, Inc.	214,240	15,639,519
Home Depot, Inc. (The)	188,734	7,983,448
J.C. Penney Co., Inc.	50,800	3,068,828
Kohl’s Corp. (b)	177,781	9,424,170
Kroger Co. (b)	294,399	5,993,964
Lowe’s Cos., Inc.	144,580	9,316,735
Staples, Inc.	138,201	3,526,890
Target Corp.	132,619	6,897,514
TJX Cos., Inc.	118,800	2,948,616
Urban Outfitters, Inc. (b)	77,925	1,912,280
Wal-Mart Stores, Inc.	119,003	5,621,702

		91,882,132

Semiconductors (4.9%)
Analog Devices, Inc.	78,670	3,012,274
Applied Materials, Inc.	124,400	2,178,244
ASML Holdings NV ADR - NL (b)	240,000	4,888,800
Avnet, Inc. (b)	76,820	1,949,692

Freescale Semiconductor, Inc. (b)	225,750	6,269,078
Intel Corp.	1,107,185	21,424,029
Linear Technology Corp.	68,900	2,417,012
Marvel Technology Group Ltd. (b)	31,685	1,714,159
Maxim Integrated Products, Inc.	141,480	5,255,982
Microchip Technology, Inc.	9,165	332,690
Micron Technology, Inc. (b)	191,306	2,816,024
National Semiconductor Corp.	147,250	4,099,440
Taiwan Semiconductor Manufacturing Co. ADR - TW	412,800	4,152,768
Texas Instruments, Inc.	597,619	19,404,688
Xilinx, Inc.	184,400	4,694,824

		84,609,704

Telecommunications (3.8%)
AT&T, Inc.	498,939	13,491,310
Comverse Technology, Inc. (b)	78,659	1,850,846
Corning, Inc. (b)	278,310	7,489,322
Motorola, Inc.	357,160	8,182,536
NeuStar, Inc. (b) (c)	128,826	3,993,606
Nokia Corp. ADR – FI (c)	27,400	567,728
QUALCOMM, Inc.	59,317	3,002,033
Qwest Communications Int’l, Inc. (b)	524,400	3,565,920
Sprint Corp.	389,152	10,055,688
Telecomunicacoes de Sao Paulo SA ADR – BR (c)	12,490	308,503
Verizon Communications	261,246	8,898,039
Vodafone Group PLC ADR - GB	173,800	3,632,420

		65,037,951

Tobacco (2.9%)
Altria Group, Inc.	422,971	29,971,725
Reynolds American, Inc. (c)	128,432	13,549,576
U.S.T., Inc. (c)	141,260	5,876,416

		49,397,717

Transportation (3.6%)
Burlington Northern Santa Fe Corp.	203,290	16,940,156
CSX Corp.	189,660	11,341,668
Fedex Corp.	23,750	2,682,325
Norfolk Southern Corp.	147,400	7,969,918
Union Pacific Corp.	29,200	2,725,820
United Parcel Service, Inc., Class B	204,761	16,253,928
YRC Worldwide, Inc. (b) (c)	100,250	3,815,515

		61,729,330

Utilities (3.0%)
AES Corp. (b)	210,119	3,584,630
Constellation Energy Group	100,619	5,504,865
Duke Energy Corp.	315,100	9,185,165
Edison Int’l	175,750	7,237,385
Exelon Corp.	90,400	4,782,160
NRG Energy, Inc. (b) (c)	325,910	14,737,651
PPL Corp.	44,200	1,299,480
Progress Energy, Inc. (c)	52,700	2,317,746
Public Service Enterprise Group, Inc.	42,000	2,689,680

		51,338,762

Waste Disposal (0.4%)
Republic Services, Inc.	74,985	3,187,612
Waste Management, Inc.	119,116	4,204,795

		7,392,407

Total Common Stocks		1,681,744,721

COMMERCIAL PAPER (3.6%)
Asset Backed - Trust Preferred (3.0%)
Lockhart Funding LLC, 4.63%, 04/03/06	$52,712,000	$52,697,826

Banks - Domestic (0.6%)
Bank of America Corp., 4.80%, 04/04/06	10,000,000	9,994,667

Total Commercial Paper		62,692,493

FOREIGN STOCK (0.1%)
CANADA
Insurance (0.1%)
Manulife Financial Corp.	24,164	1,516,148

Total Foreign Stock		1,516,148

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (6.8%)
Pool of short-term securities for Gartmore Variable	116,916,103	116,916,103

Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		116,916,103

Total Investments (Cost $1,754,274,653) (a) - 108.0%		1,862,869,465

Liabilities in excess of other assets - (8.0)%		(137,335,400)

NET ASSETS - 100.0%		$1,725,534,065

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of March 31, 2006.

ADR	American Depositary Receipt
BR	Brazil
CA	Canada
CH	Switzerland
De	Germany
FI	Finland
FR	France
GB	United Kingdom
NL	Netherlands
PE	Peru
SE	Sweden
TW	Taiwan
ZA	South Africa

At March 31, 2006 the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts *	Expiration	Market Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
113	S&P 500 Emini Futures	06/16/06	$7,363,363	$(31,640)

*	Cash pledged as collateral.

Gartmore Variable Insurance Trust

Gartmore GVIT Growth Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (99.7%)
Aerospace & Defense (2.5%)
Boeing Co.	59,570	$4,642,290
General Dynamics Corp.	18,800	1,202,824

		5,845,114

Chemicals (1.6%)
Praxair, Inc.	68,530	3,779,430

Computer Software & Services (16.1%)
Adobe Systems, Inc.	46,150	1,611,558
Automatic Data Processing, Inc.	38,000	1,735,840
Bea Systems, Inc. (b)	122,300	1,605,799
Business Objectives S.A. ADR - FR (b)	79,270	2,890,977
Cisco Systems, Inc. (b)	242,930	5,264,292
Cognizant Technology Solutions Corp. (b)	41,570	2,472,999
EMC Corp. (b)	345,560	4,709,983
Google, Inc. (b)	9,680	3,775,200
Microsoft Corp.	370,950	10,093,549
Red Hat, Inc. (b) (c)	61,010	1,707,060
Tibco Software, Inc. (b) (c)	134,700	1,126,092

		36,993,349

Construction Materials (0.9%)
Vulcan Materials Co.	22,610	1,959,157

Consumer Products (2.3%)
Colgate-Palmolive Co.	35,900	2,049,890
Procter & Gamble Co.	58,000	3,341,960

		5,391,850

Drugs (6.4%)
Amylin Pharmaceuticals, Inc. (b) (c)	24,000	1,174,800
Genentech, Inc. (b)	24,750	2,091,623
Genzyme Corp. (b)	24,970	1,678,483
Gilead Sciences, Inc. (b)	58,530	3,641,736
Pharmaceutical Product Development, Inc. (c)	50,300	1,740,883
Shire Pharmaceuticals Group PLC ADR - UK (c)	24,600	1,143,654
Teva Pharmaceutical Industries Ltd.	22,600	930,668
Wyeth	46,830	2,272,192

		14,674,039

Electronics (2.3%)
Emerson Electric Co.	28,100	2,350,003
Rockwell Collins, Inc.	53,250	3,000,638

		5,350,641

Financial Services (6.6%)
AmeriCredit Corp. (b) (c)	54,900	1,687,077
Chicago Mercantile Exchange	3,220	1,440,950
Commerce Bancorp, Inc. (c)	36,200	1,326,730
Goldman Sachs Group, Inc.	16,860	2,646,345
Hewitt Associates, Inc. (b)	1	30
Legg Mason, Inc.	15,490	1,941,362
SLM Corp.	33,200	1,724,408
State Street Corp.	28,300	1,710,169
T. Rowe Price Group, Inc.	23,880	1,867,655
Zions Bancorp.	11,180	924,921

		15,269,647

Food & Beverage (2.2%)
Panera Bread Co. (b)	15,900	1,195,362
PepsiCo, Inc.	67,600	3,906,604

		5,101,966

Healthcare (8.4%)
Aetna, Inc.	70,490	3,463,879
Amgen, Inc. (b)	46,330	3,370,508
Covance, Inc. (b) (c)	30,280	1,778,950
Johnson & Johnson	80,690	4,778,461
McKesson Corp.	42,500	2,215,525
UnitedHealth Group, Inc.	67,700	3,781,722

		19,389,045

Hotels & Casinos (4.8%)
MGM Grand, Inc. (b)	44,100	1,900,269
Penn National Gaming, Inc. (b) (c)	28,700	1,210,566
Starwood Hotels & Resorts	44,750	3,030,918
Station Casinos, Inc. (c)	29,500	2,341,415
Wynn Resorts Ltd. (b) (c)	33,360	2,563,716

		11,046,884

Insurance (0.6%)
American International Group, Inc.	21,730	1,436,136

Manufacturing (8.6%)
Caterpillar, Inc.	24,380	1,750,728
Danaher Corp.	21,670	1,377,129
General Electric Co.	233,940	8,136,432
Nucor Corp.	13,400	1,404,186
Terex Corp. (b) (c)	23,950	1,897,798
Textron, Inc.	28,700	2,680,293
Thermo Electron Corp. (b)	34,250	1,270,333
WESCO International, Inc. (b) (c)	18,010	1,224,860

		19,741,759

Medical Products (3.7%)
Davita, Inc. (b)	26,060	1,569,073
Invitrogen Corp. (b) (c)	25,600	1,795,328
St. Jude Medical, Inc. (b)	67,760	2,778,160
Zimmer Holdings, Inc. (b)	33,620	2,272,712

		8,415,273

Oil & Gas (2.1%)
Denbury Resources, Inc. (b) (c)	54,000	1,710,180
Halliburton Co.	41,890	3,058,808

		4,768,988

Pipelines (0.9%)
Williams Cos., Inc. (The)	101,080	2,162,101

Retail (12.4%)
Abercrombie & Fitch Co.	49,690	2,896,927
Best Buy Co., Inc.	25,650	1,434,605
Circuit City Stores, Inc.	56,650	1,386,792
Coach, Inc. (b)	102,940	3,559,664
CVS Corp.	69,430	2,073,874
eBay, Inc. (b)	51,250	2,001,825
Home Depot, Inc. (The)	84,730	3,584,078
Kohl’s Corp. (b)	33,460	1,773,715
Lowe’s Cos., Inc.	52,000	3,350,880
Staples, Inc.	67,000	1,709,840
Target Corp.	64,600	3,359,846
Whole Foods Market, Inc.	23,300	1,548,052

		28,680,098

Semiconductors (8.3%)
Broadcom Corp. (b)	25,225	1,088,711
Cymer, Inc. (b) (c)	52,200	2,371,968
Freescale Semiconductor, Inc (b)	64,900	1,802,273
Marvel Technology Group Ltd. (b)	43,990	2,379,859
National Semiconductor Corp.	92,900	2,586,336
Novellus Systems, Inc. (b)	47,300	1,135,200
Nvidia Corp. (b)	33,300	1,906,758
QLogic Corp. (b)	55,920	1,082,052
Sirf Technology Holdings, Inc. (b)	31,500	1,115,415
Texas Instruments, Inc.	110,300	3,581,441

		19,050,013

Telecommunications (7.1%)
Comverse Technology, Inc. (b)	100,850	2,373,001
Corning, Inc. (b)	121,230	3,262,299
Motorola, Inc.	103,700	2,375,767
NeuStar, Inc., Class A (b) (c)	60,620	1,879,220
Qualcomm, Inc.	94,800	4,797,828
Tellabs, Inc. (b)	106,750	1,697,325

		16,385,440

Transportation Services (1.9%)
J.B. Hunt Transport Services, Inc. (c)	57,990	1,249,105
United Parcel Service, Inc.	38,740	3,075,181

		4,324,286

Total Common Stocks		229,765,216

Short-Term Securities Held as Collateral for Securities Lending (11.6%)
Pool of short-term securities for Gartmore
Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)	26,733,394	$26,733,394
Total Short-Term Securities Held as Collateral for Securities Lending		26,733,394

Total Investments (Cost $242,376,246) (a) - 111.3%		256,498,610
Liabilities in excess of liabilities - (11.3)%		(26,097,044)

NET ASSETS - 100.0%		$230,401,566

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of March 31, 2006.

ADR	American Depositary Receipt
FR	France
UK	United Kingdom

Gartmore Variable Insurance Trust

Gartmore GVIT Government Bond Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
U.S. Government Sponsored and Agency Obligations (45.4%)
Agency For International Development (7.4%)
AID - Israel, 5.50%, 09/18/23	3,000,000	$3,066,993
AID - Israel, 5.50%, 12/04/23	40,500,000	41,409,104
AID - Israel, 5.50%, 04/26/24	20,000,000	20,455,840
AID - Israel, 5.13%, 11/01/24	6,000,000	5,875,236
Government Backed Trust T-1, 0.00%, 05/15/07	10,000,000	9,459,250
Government Loan Trust, 0.00%, 04/01/15	6,072,000	3,809,779

		84,076,202

Federal Home Loan Bank (8.7%)
4.00%, 01/23/07	50,000,000	49,552,751
2.63%, 02/16/07	17,460,000	17,090,686
4.57%, 10/17/08	25,000,000	24,712,175
5.91%, 04/07/09	6,860,000	7,017,903

		98,373,515

Federal Home Loan Mortgage Corporation (10.6%)
2.60%, 05/10/06	32,960,000	32,877,698
2.76%, 05/19/06	28,140,000	28,058,507
6.75%, 05/30/06	4,400,000	4,411,370
2.15%, 06/02/06	20,000,000	19,906,500
6.70%, 01/09/07	5,000,000	5,057,530
5.50%, 04/01/07	765,575	766,544
4.26%, 07/19/07	20,000,000	19,784,040
4.80%, 12/18/13	8,350,000	8,097,513

		118,959,702

Federal National Mortgage Association (11.8%)
3.15%, 06/30/06	21,028,000	20,933,563
3.25%, 12/01/06	18,465,000	18,240,133
3.55%, 01/12/07	30,970,000	30,598,794
3.25%, 03/29/07	17,975,000	17,651,396
4.50%, 04/01/10	13,935,743	13,684,380
8.20%, 03/10/16	10,000,000	12,298,210
6.68%, 05/01/16	3,936,464	4,085,626
5.26%, 12/29/17	15,000,000	14,373,135

		131,865,237

Housing and Urban Development (0.8%)
7.08%, 08/01/16	9,000,000	9,271,521

Overseas Private Investment Corp. (6.1%)
0.00%, 12/16/06	8,147,479	8,417,813
0.00%, 12/16/06	8,931,366	9,227,709
0.00%, 12/16/06	2,476,485	2,558,655
0.00%, 12/16/06	252,950	261,343
0.00%, 12/16/06	4,459,090	4,607,043
0.00%, 12/16/06	2,336,997	2,414,539
0.00%, 12/16/06	3,675,195	3,797,138
0.00%, 12/16/06	807,206	833,989
0.00%, 12/16/06	1,863,583	1,925,417
0.00%, 12/16/06	806,932	833,706

0.00%, 12/16/06	355,708	367,511
5.14%, 12/15/23	35,000,000	34,066,899

		69,311,762

Total U.S. Government Sponsored and Agency Obligations		511,857,939

Mortgage-Backed Securities (39.4%)
Federal Home Loan Mortgage Corporation (16.0%)
8.00%, 11/01/08	9,156	9,275
5.50%, 09/15/10	4,630,644	4,635,546
5.25%, 11/10/10	25,000,000	24,870,125
5.50%, 08/15/13	6,672,280	6,665,537
6.50%, 09/15/15	240,194	239,708
8.00%, 03/01/17	1,848	1,952
5.50%, 10/15/17	15,000,000	14,969,276
5.50%, 10/15/17	18,750,000	18,610,425
5.50%, 01/15/20	8,000,000	7,954,384
7.50%, 03/01/21	129,841	136,069
6.00%, 09/15/21	536,328	535,202
5.00%, 07/15/24	7,500,000	7,108,484
4.50%, 12/15/24	18,605,000	16,969,762
5.50%, 05/15/25	38,770,000	37,591,691
6.50%, 03/15/31	1,420,006	1,447,583
6.50%, 05/01/31	50,126	51,236
6.50%, 06/01/31	11,373	11,624
6.50%, 11/01/31	43,918	44,891
5.63%, 11/23/35	40,000,000	38,401,199

		180,253,969

Federal National Mortgage Association (22.2%)
7.22%, 09/01/07	1,508,552	1,511,930
6.28%, 05/01/08	13,375,035	13,507,186
6.50%, 07/25/08	1,683,205	1,694,293
6.00%, 08/01/08	406,903	407,915
5.70%, 01/01/09	4,542,082	4,552,713
6.00%, 03/25/09	1,155,148	1,159,634
5.00%, 09/01/09	1,753,619	1,737,034
7.41%, 04/01/10	14,212,196	15,277,361
5.50%, 09/25/11	6,215,000	6,278,384
6.62%, 06/01/16	10,863,661	11,681,315
6.00%, 09/01/17	239,315	242,644
10.50%, 11/01/17	37,088	38,294
5.50%, 12/01/17	2,003,496	1,993,374
8.00%, 03/01/22	32,678	34,705
8.00%, 06/01/23	56,768	60,339
7.00%, 08/25/23	6,068,686	6,263,101
5.00%, 02/25/24	2,446,440	2,431,752
5.50%, 04/25/24	12,486,462	12,266,190
7.50%, 03/01/26	25,498	26,801
8.50%, 04/01/28	125,433	134,372
7.00%, 09/01/28	131,625	135,848
7.00%, 12/01/28	18,113	18,867
7.00%, 02/01/30	54,204	55,904
6.43%, 02/17/30	1,299,754	1,311,393
7.00%, 02/01/31	52,035	53,657
7.00%, 08/01/31	138,511	142,799
6.50%, 07/01/32	75,506	77,198
7.00%, 07/01/32	69,765	71,869
3.50%, 11/25/32	3,394,670	3,123,304
6.00%, 12/25/33	28,746,815	28,157,434
5.02%, 09/01/34	20,205,271	19,939,515
4.71%, 04/01/35	9,693,342	9,406,427
4.74%, 04/01/35	18,859,127	18,364,975

4.86%, 05/01/35	17,338,657	16,927,403
4.90%, 05/01/35	19,778,726	19,321,000
5.28%, 05/01/35	17,685,285	17,591,487
4.91%, 07/01/35	36,843,134	36,025,947

		252,024,364

Government National Mortgage Association (0.1%)
7.00%, 04/15/09	34,837	35,643
7.50%, 06/15/23	105,789	111,354
7.50%, 09/15/23	102,404	107,791
7.50%, 11/15/30	10,742	11,270
7.00%, 07/15/31	39,855	41,566
7.00%, 03/15/32	61,638	64,277
7.00%, 04/15/32	108,214	112,848
7.00%, 02/15/33	144,709	150,930

		635,679

Veterans Administration (1.1%)
Vendee Mortgage Trust, Series 1996-2, 6.75%, 06/15/26	11,881,252	12,230,145

Total Mortgage-Backed Securities		445,144,157

U.S. Treasury Obligations (10.2%)
U.S. Treasury Bonds (10.2%)
1.88%, 07/15/15	20,000,000	19,609,258
8.50%, 02/15/20 (b)	68,000,000	91,194,392
3.88%, 04/15/29	2,830,000	4,381,256

		115,184,906

Total U.S. Treasury Obligations		115,184,906

Cash Equivalents (4.3%)
Investments in repurchase agreements (collateralized by U.S. Government Agencies, in a joint trading account at 4.68%, dated 03/31/06, due 04/03/06, repurchase price $49,106,778)	$49,087,634	49,087,634

Total Cash Equivalents		49,087,634

Short-Term Securities Held as Collateral for Securities Lending (8.3%)
Pool of short-term securities for Gartmore Variable
Insurance Trust Mutual Funds – Notes to Statement of Investments (Securities Lending)	93,739,938	93,739,938
Total Short-Term Securities Held as Collateral for Securities Lending		93,739,938

Total Investments (Cost $1,230,435,929) (a) - 107.6%		1,215,014,574
Liabilities in excess of other assets - (7.6)%		(85,723,970)

NET ASSETS - 100.0%		$1,129,290,604

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	All or part of security was on loan as of March 31, 2006.

Gartmore Variable Insurance Trust

GVIT Small Company Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.1%)
AUSTRALIA (0.9%)
Banks (0.0%)
Adelaide Bank Ltd. (c)	22,353	$206,892

Building & Construction (0.0%)
United Group Ltd. (c)	34,884	321,000

Clothing (0.1%)
Ansell Ltd. (c)	92,687	767,110

Engineering (0.4%)
Downer Edi Ltd. (c)	329,864	2,089,374
WorleyParsons Ltd. (c)	81,726	1,100,154

		3,189,528

Equipment Leasing (0.0%)
Coates Hire Ltd. (c)	42,006	181,534

Finance (0.1%)
Australian Stock Exchange Ltd. (c)	55,522	1,298,114
Perpetual Trustees Australia Ltd. (c)	408	19,808

		1,317,922

Multimedia (0.0%)
News & Media Ltd. (c)	1,807	6,111

Oil & Gas (0.0%)
Australian Pipeline Trust (c)	53,385	165,310

Pharmaceuticals (0.1%)
Symbion Health Ltd. (c)	434,842	1,070,234

Real Estate Investment Trust (0.0%)
Ing Industrial Fund (c)	175,122	282,917

Retail (0.2%)
Colorado Group Ltd. (c)	121,235	363,980
David Jones Ltd. (c)	290,036	580,166
Just Group Ltd. (c)	167,590	377,407

		1,321,553

		8,830,111

AUSTRIA (0.1%)
Machinery (0.1%)
Andritz AG (c)	6,902	1,005,554

BELGIUM (0.1%)
Broadcasting (0.0%)
Evs Broadcast Equipment S.A. (c)	6,171	301,474

Telecommunications (0.0%)
Option NV (b) (c)	3,688	371,211

Ventures Business Trust (b) (0.1%)
GINV NV (c)	9,630	531,297

		1,203,982

BERMUDA (0.4%)
Commercial Services (0.2%)
Steiner Leisure Ltd. (b)	41,500	1,680,750

Insurance (0.1%)

Catlin Group, Ltd. (c)	92,711	758,719

Metals (0.1%)
Aquarius Platinum, Ltd. (c)	141,856	2,006,709

		4,446,178

CHINA (1.1%)
Advertising (0.2%)
Focus Media Holding, Ltd. ADR (b)	44,600	2,587,691

E-Commerce (0.2%)
CTRIP.COM International ADR	18,800	1,554,760

Electronics (0.2%)
VTech Holdings Ltd. (c)	376,000	1,700,963

Financial Services (0.0%)
Guoco Group Ltd. (c)	36,000	460,967

Internet Content (0.2%)
Netease.com, Inc. ADR (b)	91,200	2,238,048

Multimedia (0.0%)
TCL Multimedia Technology Holdings Ltd. (c)	1,628,000	253,811

Real Estate (0.1%)
Beijing North Star Co., LTD. (b) (c)	922,000	275,724
Midland Realty Holdings Ltd. (c)	790,000	440,574

		716,298

Semiconductors (0.1%)
ASM Pacific Technology Ltd. (c)	218,000	1,299,002

Telephone Communications (0.1%)
SmarTone Telecommunications Holdings Ltd. (c)	528,000	578,433

Transportation (0.0%)
Orient Overseas International (c)	900	3,039

		11,393,012

DENMARK (0.4%)
Brewery (0.0%)
Royal Unibrew AS (c)	1,559	157,886

Building & Construction (0.1%)
Sjaelso Gruppen AS (c)	4,383	1,749,956

Financial Services (0.1%)
Simcorp AS (c)	5,675	915,754

Medical Products (0.1%)
ALK-ABELLO AS (b)	5,530	810,171

Transportation & Services (0.1%)
Dampskibsselskabet Torm AS (c)	15,719	732,618

		4,366,385

FINLAND (0.3%)
Machinery & Equipment (0.0%)
Ramirent Oyj (c)	11,326	374,616

Steel (0.2%)
Rautaruukki Oyj (c)	46,734	1,723,227

Telecommunication Equipment (0.1%)
Elcoteq Network Corp. (c)	30,054	672,665

		2,770,508

FRANCE (1.0%)
Building & Construction (0.1%)
Kaufman & Broad SA (c)	6,877	804,475

Computer Services (0.1%)
Alten (b) (c)	12,070	405,972
Groupe Steria SCA (c)	5,620	344,073

		750,045

Electrical Equipment (0.1%)
Nexans SA (c)	9,710	755,937

Entertainment Software (0.1%)
Ubi Soft Entertainment SA (b) (c)	17,995	828,743

Food (0.1%)
Elior (c)	93,745	1,475,596

Leisure (0.0%)
Trigano SA (c)	3,120	174,758

Metals (0.1%)
CFF Recycling (c)	23,431	808,031

Pharmaceuticals (0.1%)
Flamel Technologies SA ADR (b)	35,380	748,641

Publishing (0.0%)
Spir Communication (c)	2,218	335,606

Real Estate (0.2%)
Nexity (c)	19,771	1,357,267
Pierre & Vacances (c)	1,875	197,248

		1,554,515

Software (0.1%)
Cie Generale de Geophysique SA (b) (c)	9,726	1,412,926

		9,649,273

GERMANY (0.5%)
Financial Services (0.0%)
MPC Muenchmeyer Petersen Capital AG (c)	4,884	421,370

Metal Processors & Fabrication (0.3%)
Norddeutsche Affinerie AG (c)	65,136	2,012,032

Metals (0.1%)
Salzgitter AG (c)	12,865	945,868

Software (0.0%)
Software AG (c)	5,231	290,203

Telecommunications (0.1%)
Mobilcom AG (c)	43,468	1,043,141
Telegate AG (b) (c)	16,691	401,834

		1,444,975

		5,114,448

GREECE (0.3%)
Entertainment (0.2%)
Intralot SA (c)	77,850	2,034,387

Heavy Construction Equipment Rental (0.1%)
Maeda Corp. (c)	98,000	587,131

		2,621,518

HONG KONG (0.2%)
Banking (0.0%)
HKR International (c)	544,000	281,691

Diversified Operations (0.0%)
Tianjin Development Holdings Ltd. (c)	656,000	480,796

Oil & Gas Exploration & Production (0.1%)
Cnpc Hong Kong Ltd. (c)	1,560,000	543,122

Real Estate (0.1%)
Hang Lung Group Ltd. (c)	142,000	323,774
Wheelock & Co., Ltd. (c)	125,000	223,351

		547,125

		1,852,734

IRELAND (0.2%)
Beverages (0.1%)
C&C Group PLC (c)	202,447	1,374,011

Building & Construction (0.1%)
McInerney Holdings PLC (c)	53,622	834,259

		2,208,270

ITALY (0.3%)
Building Materials (0.0%)
Cementir (c)	35,349	254,744

Clothing (0.2%)
Benetton Group Spa (c)	99,421	1,481,364

Food & Beverage (0.1%)
Cremonini SPA (c)	248,509	671,474

Machinery (0.0%)
Biesse SPA (c)	35,177	463,091

		2,870,673

JAPAN (5.5%)
Auto & Auto Parts (0.4%)
Keihin Corp. (c)	51,900	1,419,540
Nissan Diesel Motor Co., Ltd. (c)	235,000	1,332,627
Nissin Kogyo Co., Ltd. (c)	40,500	830,441

		3,582,608

Banks (0.1%)
Keiyo Bank Ltd. (c)	67,000	461,735
Shinki Co., Ltd. (c)	71,900	641,123

		1,102,858

Beverages (0.0%)
Oenon Holdings, Inc. (c)	84,000	328,992

Building & Construction (0.2%)
Bunka Shutter Co., Ltd. (c)	28,000	173,445
Daikyo, Inc. (b) (c)	215,000	1,239,447
Sumitomo Osaka Cement Co., Ltd. (c)	98,000	356,383
Toda Corp. (c)	66,000	296,246

		2,065,521

Business Services (0.0%)
Secom Techno Service Co., Ltd. (c)	5,500	228,349

Chemicals (0.3%)
Asahi Denka Co., Ltd. (c)	10,000	156,861
Mec Co., Ltd. (c)	41,600	614,939
Nippon Synthetic Chemical Industry Co (c)	246,000	1,185,911
Tohcello Co., Ltd. (c)	38,000	407,277
Toyo Tire & Rubber Co., Ltd. (c)	218,000	956,641

		3,321,629

Consulting Services (0.1%)
Pacific Management Corp. (c)	261	718,983

Electrical & Electronic (1.1%)
Hitachi High Technologies Corp. (c)	37,300	985,372
Japan Electronic Materials Corp. (c)	11,500	332,736
Kenwood Corp. (c)	596,000	1,381,805
KOA Corp. (c)	77,100	984,854
Micronics Japan Co., Ltd (c)	8,200	365,497
Nippon Signal (c)	57,000	515,701
Osaki Electric Co., Ltd. (c)	35,000	397,379
Shibaura Mechatronics Corp. (c)	16,000	177,844
SHINKAWA Ltd. (c)	12,500	344,412
Shinko Electric Industries Co., Ltd. (c)	32,100	969,523
Star Micronics (c)	107,000	1,758,914
Toshiba TEC (c)	32,000	167,892
UNIDEN Corp. (c)	51,000	818,565
Yamatake Corp. (c)	34,700	818,907

		10,019,401

Engineering (0.1%)
Kandenko Co., Ltd (c)	58,000	434,600
Shinko Plantech Co., Ltd. (c)	128,000	905,383

		1,339,983

Entertainment Software (0.1%)
Capcom Co., Ltd. (c)	78,500	807,057

Financial Investments (0.0%)
Central Leasing (c)	1,700	91,752

Food (0.0%)
Toyo Suisan Kaisha Ltd. (c)	17,000	259,693
Warabeya Nichiyo Co., Ltd. (c)	7,900	111,851

		371,544

Gambling (0.0%)
Mars Engineering Corp. (c)	10,800	291,374

Internet (0.1%)
eAccess, Ltd. (c)	1,539	1,188,920
Kakaku.com, Inc. (c)	69	272,723

		1,461,643

Machinery (0.3%)
CKD Corp. (c)	35,000	575,201
Fuji Electric Co., Ltd. (c)	91,000	496,071
Nippon Thompson Co., Ltd. (c)	35,000	415,446
Toshiba Machine Co., Ltd. (c)	145,000	1,694,698

		3,181,416

Machinery & Equipment (0.1%)
Daihen (Metals) (c)	103,000	532,416

Manufacturing (0.3%)
Amano Corp. (c)	80,000	1,392,912
Glory Ltd.	78,800	1,708,905

		3,101,817

Medical Instruments (0.2%)
Nihon Kohden Corp. (c)	85,000	1,488,754
Nipro Corp. (c)	13,000	199,879

		1,688,633

Metal Processors & Fabrication (0.1%)
Kitz Corp. (c)	79,000	758,225

Metals (0.4%)
Chuo Denki Kogyo Co., Ltd. (c)	29,000	127,823
Osaka Steel Co., Ltd. (c)	68,000	1,479,896
Pacific Metals Co., Ltd. (c)	193,000	1,114,896
Yamato Kogyo (c)	55,000	1,174,232

		3,896,847

Motion Pictures & Services (0.0%)
Toei Animation Co. Ltd. (c)	3,700	238,688

Oil & Gas Drilling (0.0%)
AOC Holdings, Inc. (c)	25,900	478,441

Pharmaceuticals (0.4%)
Eiken Chemical Co., Ltd. (c)	84,000	921,527
Kaken Pharmaceutical (c)	45,000	377,453
Rohto Pharmaceutical Co., Ltd. (c)	132,000	1,448,668
Santen Pharmaceutical Co., Ltd. (c)	55,200	1,329,923

		4,077,571

Real Estate (0.2%)
Creed Corp. (c)	122	556,001
Tokyu Livable, Inc. (c)	19,700	1,256,588

		1,812,589

Retail (0.3%)
Aoki International Co., Ltd. (c)	500	10,810
Hankyu Department Stores, Inc. (c)	174,000	1,608,319
Okuwa Co., Ltd. (c)	47,000	680,129
Parco Co., Ltd. (c)	75,300	942,615

		3,241,873

Rubber & Rubber Products (0.1%)
Yokohama Rubber Co., Ltd. (c)	171,000	889,141

Software (0.2%)
Cac Corp. (c)	32,800	388,824
Daiwabo Information System Co., Ltd. (c)	18,000	341,456
DTS Corp. (c)	8,700	301,801
Nippon System Development Co., Ltd. (c)	20,000	696,484
Simplex Technology, Inc. (c)	190	164,116

		1,892,681

Telecommunications (0.2%)
Kokusai Electric Co., Ltd. (c)	130,000	1,659,069
New Japan Radio Co., Ltd. (c)	71,000	485,659

		2,144,728

Utilities (0.1%)
Okinawa Electric Power (c)	9,600	576,835

Wire & Cable Products (0.1%)
Fujikura Ltd. (c)	114,000	1,289,178

		55,532,773

MEXICO (0.6%)
Airports Development (0.2%)
Grupo Aeroportuario Del Pacifico SA	75,432	2,410,052

DE CV ADR (b)
Construction (0.4%)
Desarrolladora Homex SA de CV ADR (b)	99,400	3,511,802

		5,921,854

NETHERLANDS (0.8%)
Building & Construction (0.1%)
Heijmans NV CVA (c)	12,172	584,152

Business Services (0.1%)
USG People NV (c)	26,906	1,944,916

Computer Software (0.0%)
Unit 4 Agresso NV (b) (c)	9,005	168,124

Engineering Services (0.1%)
Arcadis NV (c)	12,382	529,864

Insurance (0.2%)
Ing Groep NV (c)	46,261	1,821,681

Packaging (0.1%)
Buhrmann NV	49,543	874,595

Pharmaceuticals (0.0%)
OPG Groep NV (c)	3,764	338,296

Real Estate Development (0.1%)
Koninklijke Bam Groep NV (c)	8,445	853,945

Tools (0.0%)
Stork NV (c)	4,139	231,144

Transportation (0.1%)
Smit Internationale NV (c)	6,770	519,665

		7,866,382

NEW ZEALAND (0.0%)
Building Materials (0.0%)
Fletcher Building Ltd. (c)	64,550	353,552

NORWAY (0.7%)
Banking & Finance (0.1%)
Abg Sundal Collier ASA (c)	140,925	268,452
Aktiv Kapital ASA (c)	8,900	160,378
Sparebanken Nord-Norge (c)	17,640	373,713
Sparebanken Rogaland (c)	15,342	474,992

		1,277,535

Computer Systems (0.0%)
Visma ASA (c)	10,525	202,359

Construction (0.2%)
Aker Yards ASA (c)	24,740	1,840,624
Veidekke ASA (c)	12,800	510,850

		2,351,474

Finance (0.2%)
Acta Holding ASA (c)	410,020	1,628,037

Fisheries (0.1%)
Leroy Seafood Group ASA (c)	29,965	527,715

Oil & Gas (0.1%)
Prosafe ASA (c)	14,727	767,433
TGS Nopec Geophysical Co. ASA (b) (c)	3,153	193,140

		960,573

Retail (0.0%)
Expert ASA (c)	19,200	258,498

Transportation (0.0%)
Jinhui Shipping & Transportation Ltd. (c)	83,073	167,944

		7,374,135

PORTUGAL (0.1%)
Food Distributors (0.0%)
Jeronimo Martins SA (c)	9,631	166,718

Software (0.1%)
Convera Corp. (b)	69,900	669,642

		836,360

SINGAPORE (0.3%)
Computer Hardware Manufacturing (0.0%)
MFS Technology Ltd. (c)	429,000	328,858

Diversified Products (0.0%)
First Engineering Ltd. (c)	173,000	121,796

Food Distributors (0.1%)
Pacific Andes Holdings Ltd. (c)	968,000	491,221

Machinery (0.1%)
MMI Holding Ltd. (c)	744,000	348,938

Oil & Gas (0.0%)
Singapore Petroleum Co., Ltd. (c)	104,000	334,967

Real Estate (0.1%)
CapitaMall Trust (c)	47,200	69,133
Keppel Land Ltd. (c)	130,000	397,897

		467,030

Research & Development (0.0%)
Sembcorp Industries Ltd. (c)	340	736

Services (0.0%)
Singapore Airport Terminal Services Ltd. (c)	172,000	249,052

Transportation (0.0%)
Ezra Holdings Ltd. (c)	216,000	343,233

		2,685,831

SWEDEN (1.1%)
Auto & Auto Parts (0.0%)
Bilia AB (c)	13,240	308,514

Building & Construction (0.3%)
JM AB (c)	32,969	2,091,895
NCC (c)	37,300	995,200

		3,087,095

Electronic Equipment (0.0%)
Gunnebo AB (c)	23,200	277,930

Finance Services (0.2%)
D. Carnegie & Co. AB (c)	85,193	1,794,073

Home Furnishing (0.2%)
Nobia AB (c)	66,011	1,711,898

Metal Processors & Fabrication (0.2%)
SSAB - Series A (c)	33,250	1,594,160

Real Estate (0.2%)
Kungsleden AB (c)	54,132	2,058,183

		10,831,853

SWITZERLAND (0.5%)
Appliances (0.1%)
AFG Arbonia-Forster Holding AG (c)	2,896	912,387

Building & Construction (0.1%)
Sika Finanz AG (b) (c)	1,427	1,464,654

Manufacturing (0.1%)
Georg Fischer AG (b) (c)	1,703	758,064

Retail (0.2%)
Charles Voegele Holding AG (c)	19,267	1,678,959

		4,814,064

UNITED KINGDOM (2.3%)
Auto & Auto Parts (0.1%)
European Motor Holdings PLC (c)	53,558	423,132
Pendragon PLC (c)	33,731	379,934

		803,066

Automotive Rental (0.1%)
Arriva PLC (c)	113,635	1,210,848

Banking & Finance (0.1%)
Paragon Group (c)	81,891	1,047,004

Building & Construction (0.3%)
Babcock International Group PLC (c)	150,600	832,615
Kier Group PLC (c)	48,568	1,416,729
SIG PLC (c)	74,229	1,155,575

		3,404,919

Chemicals (0.0%)
Croda International PLC (c)	47,999	411,170

Commercial Services (0.1%)
Aggreko PLC (c)	122,715	672,395

Construction (0.1%)
Morgan Sindall PLC (c)	39,405	864,616

Consulting Services (0.1%)
Atkins (WS) PLC (c)	16,625	234,867
Savills PLC (c)	24,933	541,730

		776,597

Consumer Products (0.1%)
Body Shop International PLC (c)	135,569	698,288
Mcbride PLC (c)	233,482	671,477

		1,369,765

Electrical & Electronic (0.0%)
TT Electronics PLC (c)	62,771	188,104

Electronic Components (0.0%)
Renishaw PLC (c)	13,583	210,938

Food Diversified (0.2%)
Dairy Crest Group PLC (c)	180,321	1,491,237
Devro PLC (c)	173,394	383,463

		1,874,700

Insurance (0.5%)
Amlin PLC (c)	337,639	1,628,663
Brit Insurance Holdings PLC (c)	757,974	1,274,106
Hiscox PLC (c)	160,085	659,438
Wellington Underwriting PLC (c)	255,012	475,084

		4,037,291

Machinery (0.0%)
Spirax-Sarco Engineering PLC (c)	18,331	305,228

Printing (0.2%)
DE LA Rue PLC (c)	179,704	1,735,771

Real Estate (0.0%)
Bps Dtz Holdings PLC (c)	35,542	406,104

Retail (0.2%)
House of Fraser PLC (c)	249,860	508,930
JJB Sports PLC (c)	88,225	281,476
N Brown Group PLC (c)	81,903	307,916
Restaurant Group plc (c)	82,023	289,076
Wetherspoon PLC (c)	103,511	668,304
Woolworths Group PLC (c)	359,745	218,216

		2,273,918

Storage (0.1%)
Wincanton PLC (c)	132,601	740,025

Travel Services (0.0%)
First Choice Holidays PLC (c)	96,412	359,812

Wire & Cable Products (0.1%)
Dem Leoni AG (c)	18,008	638,300

		23,330,571

UNITED STATES (79.4%)
Advertising (0.6%)
Arbitron, Inc.	37,380	1,264,192
Getty Images, Inc. (b)	44,200	3,309,696
Harte-Hanks, Inc.	52,900	1,446,815

		6,020,703

Aerospace & Defense (1.4%)
AAR Corp. (b)	32,800	934,144
Alliant Techsystems, Inc. (b)	5,699	439,792
Argon St., Inc. (b)	34,300	1,150,079
Armor Holdings, Inc. (b)	7,616	443,937
Curtiss-Wright Corp.	17,100	1,132,020
DRS Technologies, Inc.	43,247	2,372,962
Esterline Technologies Corp. (b)	12,690	542,498
Herley Industries, Inc. (b)	7,900	164,952
Hexcel Corp. (b)	55,600	1,221,532
K&F Industries Holdings Inc. (b)	15,800	262,280
Kaman Corp.	3,562	89,620
Mantech International Corp., Class A (b)	39,900	1,325,478
Moog, Inc., Class A (b)	40,370	1,432,731
MTC Technologies, Inc. (b)	34,100	954,459
Teledyne Technologies, Inc. (b)	22,943	816,771
Triumph Group, Inc. (b)	10,700	473,582
United Industrial Corp.	10,330	629,407

		14,386,244

Agriculture (0.1%)
Uap Holding Corp.	54,939	1,181,189

Airlines (0.1%)
Expressjet Holdings, Inc. (b)	12,064	89,756
Mesa Air Group (b)	30,189	345,362
Republic Airways Holdings, Inc. (b)	31,900	472,439

		907,557

Apparel (0.5%)
Guess?, Inc. (b)	54,652	2,137,439
K-Swiss, Inc.	7,100	213,994
Perry Ellis International (b)	46,260	1,046,864
Phillips-Van Heusen Corp.	20,600	787,126
Steven Madden Ltd.	12,505	443,928

		4,629,351

Applications Software (0.1%)
Tradestation Group, Inc. (b)	51,300	708,966

Auction House (0.7%)
Escala Group Inc. (b)	22,383	586,211
Ritchie Brothers Auctioneers, Inc.	89,400	4,425,299
Sotheby’s Holdings, Inc. (b)	81,866	2,377,389

		7,388,899

Auto & Auto Parts (2.4%)
A.S.V., Inc. (b)	62,680	2,019,550
Accuride Corp. (b)	23,501	270,262
Aftermarket Technology Corp. (b)	1,849	41,806
ArvinMeritor, Inc.	107,322	1,600,171
Asbury Automotive Group (b)	8,900	175,508
Clarcor, Inc.	89,110	3,172,316
Commercial Vehicle Group, Inc. (b)	3,736	71,769
Directed Electronics, Inc. (b)	88,380	1,480,365
Gentex Corp.	192,600	3,362,795
Group 1 Automotive, Inc.	9,868	469,125
LKQ Corp. (b)	125,556	2,612,820
Navistar International Corp. (b)	1,296	35,744
O’Reilly Automotive, Inc. (b)	102,880	3,761,292
Polaris Industries, Inc.	30,300	1,653,168
Rush Enterprises Inc. Class A (b)	31,040	545,683
Sonic Automotive, Inc.	83,875	2,328,370
Standard Motor Products, Inc.	48,910	434,321
TRW Automotive Holdings Corp. (b)	11,783	274,544

		24,309,609

Banking (1.8%)
Accredited Home Lenders (b)	2,900	148,422
Amcore Financial, Inc.	20,500	648,210
BancFirst Corp.	5,398	235,353
BOK Financial Corp.	16,500	784,575
Boston Private Financial Holdings, Inc.	22,000	743,380
Capital Crossing Bank (b)	2,957	94,210
Center Financial Corp.	8,245	199,776
Chittenden Corp.	11,000	318,670
Citizens Banking Corp.	3,600	96,660
City Bank Lynnwood	1,000	46,540
City Holding Co.	7,096	261,062
Community Bancorp (b)	1,600	49,552
Community Banks, Inc.	9,200	261,832
Community Trust Bancorp, Inc.	715	24,239
Corus Bankshares, Inc.	50,059	2,975,508
Dime Community Bancshares	63,350	910,340
First Citizens BancShares, Inc.	4,550	878,150
First Commonwealth Financial Corp.	16,100	236,026
First Community Bancorp	1,400	80,724
First Indiana Corp.	1,926	53,735
First Niagara Financial Group, Inc.	13,000	190,580
First Regional Bancorp (b)	1,438	128,169
Franklin Bank Corp. (b)	34,500	663,435
Fremont General Corp.	40,900	881,804
Gold Banc Corp.	6,007	110,048
Hanmi Financial Corp.	39,100	706,146
Independent Bank Corp.	2,730	77,669

MAF Bancorp, Inc.	11,200	490,224
Mainsource Financial Group, Inc.	3,700	69,930
National Penn Bancshares, Inc.	37,155	790,658
Old Second Bancorp, Inc.	3,863	126,822
Provident Bankshares Corp.	19,900	725,355
Renasant Co.	1,000	36,940
Sterling Financial Corp.	19,000	414,960
Suffolk Bancorp	1,300	45,110
Taylor Cap Group, Inc.	1,739	68,151
Texas Capital Bancshares, Inc. (b)	19,600	470,400
TrustCo Bank Corp.	27,800	338,326
UMB Financial	11,200	786,576
Union Bankshares Corp.	14,179	648,122
W Holding Co., Inc.	10,100	79,487
Wilmington Trust Corp.	22,561	978,019

		17,873,895

Broadcasting (0.2%)
CKX, Inc. (b)	102,400	1,338,368
Sinclair Broadcast Group, Inc., Class A	81,147	661,348

World Wrestling Federation	14,500	245,050

Entertainment, Inc.
		2,244,766

Building & Construction (2.5%)
Aaon, Inc. (b)	2,600	62,166
Apogee Enterprises	7,300	123,224
Brookfield Homes Corp.	2,635	136,651
Champion Enterprises (b)	7,100	106,216
Chicago Bridge & Iron Co.	116,800	2,803,200
Eagle Materials, Inc.	44,547	2,841,653
Granite Construction, Inc.	16,000	778,880
Lennox International, Inc.	60,131	1,795,512
Louisiana-Pacific Corp.	68,900	1,874,080
LSI Industries, Inc.	41,100	700,344
M/I Homes, Inc.	2,400	112,800
NVR, Inc. (b)	4,024	2,973,535
Orleans Homebuilders	6,100	123,586
Simpson Manufacturing Co., Inc.	89,100	3,858,030
Technical Olympic USA, Inc.	7,900	160,765
U.S. Concrete Inc. (b)	38,000	549,480
Universal Forest Products, Inc.	22,245	1,412,335
USG Corp. (b)	36,690	3,484,082
WCI Communities, Inc. (b)	24,800	689,936
Williams Scotsman International, Inc. (b)	18,530	464,177

		25,050,652

Business Services (0.0%)
Modis Professional Services, Inc. (b)	8,200	125,460

Chemicals (0.4%)
A. Schulman, Inc.	21,241	525,715
Balchem Corp.	1,950	44,987
Celanese Corp.	43,163	905,128
Eastman Chemical Co.	3,759	192,386
H. B. Fuller Co.	2,800	143,752
Olin Corp.	66,051	1,418,114
Pioneer Cos., Inc. (b)	21,630	659,715
Sensient Technologies Corp.	8,600	155,230
Terra Industries, Inc. (b)	5,896	41,567
Westlake Chemical Corp.	5,322	183,875

		4,270,469

Coal (0.3%)
Alpha Natural Resources, Inc. (b)	25,310	585,673
Foundation Coal Holdings, Inc.	44,960	1,849,655
Massey Energy Co.	4,419	159,393

		2,594,721

Commercial Services (1.3%)
Administaff, Inc.	2,682	145,794
Cbiz, Inc. (b)	10,800	86,400
Coinstar, Inc. (b)	47,300	1,225,543
Costar Group, Inc. (b)	99,350	5,155,271
Deluxe Corp.	20,500	536,485
Macquarie Infrastructure Co. Trust	94,100	3,058,250
Plexus Corp. (b)	71,214	2,675,510
TeleTech Holdings, Inc. (b)	16,755	186,148

		13,069,401

Communications (0.3%)
ADTRAN, Inc.	15,805	413,775
Avaya, Inc. (b)	76,400	863,320
Centennial Communications	5,400	39,582
CenturyTel, Inc.	21,468	839,828
R.H. Donnelley Corp. (b)	12,306	716,578
Ubiquitel, Inc. (b)	4,200	42,420

		2,915,503

Computer Service (1.6%)
Acxiom Corp.	50,926	1,315,928
Agilysys, Inc.	59,755	899,910
Cerner Corp. (b)	72,600	3,444,870
Covansys Corp. (b)	14,800	254,412
Earthlink, Inc. (b)	185,047	1,767,199
IHS, Inc. (b)	118,214	3,233,153
Lasercard Corp. (b)	19,593	440,843
Mentor Graphics Corp. (b)	48,800	539,240
Micros Systems, Inc. (b)	43,320	1,995,752
MTS Systems	30,376	1,270,628
Secure Computing Corp. (b)	4,100	47,314
Silicon Storage Technology, Inc. (b)	86,800	380,184
Sykes Enterprises, Inc. (b)	66,699	945,792

		16,535,225

Computer Software (1.4%)
Aspen Technologies, Inc. (b)	78,123	988,256
Avid Technology, Inc. (b)	35,400	1,538,484
Docucorp International, Inc. (b)	4,978	41,118
EPIQ Systems, Inc. (b)	73,620	1,398,780
Informatica Corp. (b)	15,300	237,915
Lawson Software, Inc. (b)	19,500	149,565
MapInfo Corp. (b)	10,800	151,416
MicroStrategy, Inc. (b)	38,060	4,007,337
NETGEAR, Inc. (b)	35,800	680,558
Quest Software, Inc. (b)	34,400	574,480
Scientific Games Corp. (b)	105,700	3,713,241
Sybase, Inc. (b)	1,557	32,884
Transaction Systems Architects, Inc. (b)	5,900	184,139
Wind River Systems, Inc. (b)	61,500	765,675

		14,463,848

Computer Systems (0.0%)
Mercury Computer Systems, Inc. (b)	7,100	115,020

Consulting Services (0.7%)
Geo Group, Inc. (b)	2,400	80,016
LECG Corp. (b)	16,000	308,320
Sourcecorp, Inc. (b)	5,100	122,961
The Advisory Board Co. (b)	90,300	5,036,031
Watson Wyatt Worldwide, Inc.	31,800	1,036,044

		6,583,372

Consumer Goods & Services (1.3%)
AptarGroup, Inc.	72,000	3,978,000
Church & Dwight Co., Inc.	111,700	4,123,964
Jarden Corp. (b)	21,500	706,275
Matthews International Corp., Class A	65,900	2,521,334
Playtex Products, Inc. (b)	49,584	519,144
Yankee Candle Co., Inc.	56,800	1,554,616

		13,403,333

Consumer Products (0.1%)
Central Garden & Pet Co. (b)	13,700	728,018

Containers (0.2%)
Bemis Co., Inc.	19,200	606,336
Pactiv Corp. (b)	23,400	574,236
Silgan Holdings, Inc.	22,050	885,749

		2,066,321

Cosmetics (0.3%)
Alberto-Culver Co., Class B	50,400	2,229,192
Elizabeth Arden, Inc. (b)	41,300	963,116

		3,192,308

Data Processing & Reproduction (0.8%)
Dun & Bradstreet Corp. (b)	1,454	111,493
Fair, Issac and Co., Inc.	27,875	1,104,408
Global Payment, Inc.	61,038	3,235,624
Komag, Inc. (b)	69,104	3,289,350

		7,740,875

Diagnostic Equipment (0.3%)
Biosite Diagnostics, Inc. (b)	25,849	1,342,339
Diagnostic Products Corp.	35,500	1,690,865
Orasure Technologies, Inc. (b)	39,300	404,790

		3,437,994

Distribution (0.5%)
Bell Microproducts, Inc. (b)	88,300	543,928
BlueLinx Holdings, Inc.	26,328	421,248
Building Materials Holding Corp.	59,106	2,106,538
NuCo2, Inc. (b)	57,600	1,828,224

		4,899,938

Diversified Manufacturing Operations (0.7%)
A.O. Smith Corp.	48,988	2,586,566
Barnes Group, Inc.	14,200	575,100
Teleflex, Inc.	28,965	2,074,763
Trinity Industries	4,000	217,560
Walter Industries, Inc.	26,800	1,785,416

		7,239,405

Education (0.9%)
Blackboard, Inc. (b)	112,100	3,184,761
ITT Educational Services, Inc. (b)	86,500	5,540,325

		8,725,086

Electric (0.0%)
Duquesne Light Holdings, Inc.	13,500	222,750

Electronic Components (0.5%)
Ampex Corp. (b)	1,959	39,337
Amphenol Corp., Class A	8,700	453,966
Ansoft Corp. (b)	5,487	228,753
Arrow Electronics, Inc. (b)	61,633	1,988,897
Avnet, Inc. (b)	15,101	383,263
AVX Corp.	35,709	632,049
Greatbatch, Inc. (b)	8,653	189,587
Itron, Inc. (b)	5,201	311,280
Lamson & Sessions Co. (b)	30,377	845,392

Methode Electronics	11,500	125,235
Netlogic Microsystems, Inc. (b)	1,860	76,651

		5,274,410

Electronics (1.3%)
Aeroflex, Inc. (b)	60,020	824,075
American Science & Engineering, Inc. (b)	4,117	384,528
Ametek, Inc.	13,000	584,480
Bel Fuse, Inc.	10,000	350,300
Brady Corp., Class A	94,600	3,543,715
Cree Research, Inc. (b)	51,300	1,683,152
Lecroy Corp. (b)	16,200	253,530
LoJack Corp. (b)	19,854	476,099
Lxys Corp. (b)	13,700	126,314
Mettler Toledo International, Inc. (b)	24,540	1,480,744
Molecular Devices Corp. (b)	7,347	243,627
Multi-Fineline Electronix, Inc. (b)	16,369	957,423
Planar Systems, Inc. (b)	20,272	343,002
PNM Resources, Inc.	15,700	383,080
Silicon Laboratories (b)	11,500	631,925
Technitrol, Inc.	23,500	563,530
Triquint Semiconductor, Inc. (b)	34,400	169,248
Varian Semicondutor Equipment Associates, Inc. (b)	7,700	216,216
Zygo Corp. (b)	16,224	264,776

		13,479,764

Energy (0.2%)
Covanta Holding Corp. (b)	13,000	216,710
Headwaters, Inc. (b)	18,100	720,199
Kfx, Inc. (b)	33,120	602,784
Sierra Pacific Resources (b)	64,000	883,840
Vectren Corp.	1,188	31,339

		2,454,872

Engineering Services (0.3%)
McDermott International, Inc. (b)	47,499	2,586,321
Michael Baker Corp. (b)	31,300	886,729

		3,473,050

Entertainment (0.6%)
LodgeNet Entertainment Corp. (b)	6,003	93,527
Speedway Motorsports, Inc.	22,700	867,367
Take-Two Interactive Software, Inc. (b)	158,810	2,963,394
THQ, Inc. (b)	72,200	1,869,258

		5,793,546

Environmental Services (0.5%)
Clean Harbors, Inc. (b)	25,837	766,584
Stericycle, Inc. (b)	65,737	4,445,136

		5,211,720

Finance (0.0%)
ASTA Funding, Inc.	8,200	272,732

Financial (3.2%)
Affiliated Managers Group, Inc. (b)	4,600	490,406
Alabama National Bankcorp	10,400	711,360
AmeriCredit Corp. (b)	62,130	1,909,255
Central Pacific Financial Corp.	49,000	1,799,280
Colonial Bancgroup, Inc.	52,600	1,315,000
Commerce Bancshares, Inc.	12,883	665,665
East-West Bancorp, Inc.	75,610	2,914,766
Financial Federal Corp.	147,750	4,329,075
First Midwest Bancorp, Inc.	14,800	541,236
First State Bancorp	3,100	82,336
Greater Bay Bancorp	2,700	74,898
Greenhill & Co., Inc.	75,774	5,009,419

Investment Technology Group, Inc. (b)	12,800	637,440
Morningstar, Inc. (b)	94,400	4,226,288
OceanFirst Financial Corp.	2,100	51,450
Prosperity Bancshares, Inc.	40,000	1,208,400
Raymond James Financial, Inc.	33,821	999,749
Stifel Financial (b)	3,829	167,212
Texas Regional Bancshares, Inc., Class A	62,831	1,852,871
TierOne, Corp.	1,800	61,110
UCBH Holdings, Inc.	30,800	582,736
United PanAm Financial Corp. (b)	26,030	804,327
Westamerica Bankcorp.	32,000	1,661,440

		32,095,719

Financial Services (2.2%)
Bank of Hawaii Corp.	36,471	1,944,269
Bankrate, Inc. (b)	32,270	1,405,681
City National Corp.	39,424	3,027,369
CompuCredit Corp. (b)	9,300	342,333
Corporate Executive Board Co.	39,300	3,965,370
Cullen/Frost Bankers, Inc.	7,409	398,234
Downey Financial Corp.	37,932	2,552,824
Euronet Worldwide, Inc. (b)	24,500	926,835
Factset Research Systems, Inc.	135,150	5,993,903
Federal Agricultural Mortgage Corp.	2,900	85,318
Nelnet, Inc. (b)	783	32,612
Protective Life Corp.	23,149	1,151,431
SWS Group, Inc.	3,936	102,926
Thomas Weisel Partners Group, Inc. (b)	25,900	567,210

		22,496,315

Food & Beverage (0.8%)
AFC Enterprises, Inc.	103,450	1,437,955
Chiquita Brands International, Inc.	61,454	1,030,584
Corn Products International, Inc.	9,230	272,931
Del Monte Foods Co.	67,132	796,186
Domino’s Pizza, Inc.	67,322	1,922,043
Hansen Natural Corp. (b)	484	61,008
M & F Worldwide Corp. (b)	17,991	256,911
Peet’s Coffee & Tea, Inc. (b)	62,200	1,866,000
Pepsiamericas, Inc.	8,029	196,309

		7,839,927

Food Distributors, Supermarkets & Wholesalers (0.4%)
Gold Kist, Inc. (b)	5,293	66,904
Seaboard Corp.	907	1,445,758
Spartan Stores, Inc.	13,332	169,983
Tootsie Roll Industries	32,342	946,650
United Natural Foods, Inc. (b)	47,600	1,664,572
Weis Markets, Inc.	4,000	178,280

		4,472,147

Funeral Services (0.0%)
Alderwoods Group, Inc. (b)	14,319	256,310

Healthcare (4.5%)
Amsurg Corp. (b)	185,316	4,204,820
Apria Healthcare Group, Inc. (b)	5,700	130,986
Charles River Laboratories International, Inc. (b)	26,000	1,274,520
Dendrite International, Inc. (b)	148,400	2,025,660
Dentsply International, Inc.	4,456	259,116
Haemonetics Corp. (b)	31,615	1,605,094
Healthways, Inc. (b)	84,800	4,319,712
Henry Schein, Inc. (b)	28,827	1,379,660
IDEXX Laboratories, Inc. (b)	68,306	5,898,907
Immucor, Inc. (b)	19,100	547,979

K-V Pharmaceutical Co. (b)	158,050	3,812,166
Magellan Health Services, Inc. (b)	46,324	1,874,732
Mentor Corp.	78,900	3,574,959
Odyssey Healthcare, Inc. (b)	3,262	56,139
Pediatrix Medical Group, Inc. (b)	611	62,713
Respironics, Inc. (b)	71,834	2,795,061
Serologicals Corp. (b)	28,800	704,448
Sierra Health Services, Inc. (b)	94,664	3,852,825
Sunrise Assisted Living, Inc. (b)	1,500	58,455
Techne Corp. (b)	70,705	4,252,199
Vertrue, Inc. (b)	41,893	1,751,127

		44,441,278

Healthcare Services (0.0%)
Exponet, Inc. (b)	5,350	169,328

Home Furnishings (0.7%)
Bassett Furniture Industries, Inc.	38,494	767,955
Genlyte Group, Inc. (b)	10,600	722,284
SCP Pool Corp.	77,300	3,626,143
Select Comfort Corp. (b)	59,500	2,353,225

		7,469,607

Hospitals (0.0%)
Kinetic Concept (b)	3,747	154,264

Hotels, Restaurants & Leisure (0.7%)
Bluegreen Corp. (b)	3,951	52,232
Boykin Lodging Co. (b)	15,223	171,868
Great Wolf Resorts, Inc. (b)	161,500	1,871,785
Kerzner International Ltd. (b)	45,600	3,548,592
Lasalle Hotel Properties	28,700	1,176,700
Marcus Corp.	2,700	53,865
Six Flags, Inc. (b)	42,800	435,704

		7,310,746

Human Resources (0.1%)
Hudson Highland Group, Inc. (b)	12,200	231,068
Resources Connection, Inc. (b)	16,000	398,560
Spherion Corp. (b)	65,256	678,662

		1,308,290

Information Technology (0.1%)
Symbol Technologies, Inc.	69,000	730,020

Instruments (0.0%)
X-Rite, Inc.	3,900	51,792

Insurance (1.9%)
21st Century Insurance Group	5,400	85,320
American Financial Group, Inc.	13,837	575,758
American Physicians Capital, Inc. (b)	4,500	216,000
Argonaut Group, Inc. (b)	3,600	127,980
Aspen Insurance Holdings Ltd.	125,000	3,082,499
Brown & Brown, Inc.	51,600	1,713,120
Conseco, Inc. (b)	13,146	326,284
Endurance Specialty Holdings Ltd.	20,000	651,000
First American Corp.	16,652	652,092
FPIC Insurance Group, Inc. (b)	1,031	38,972
HCC Insurance Holdings, Inc.	30,150	1,049,220
Hilb, Rogal & Hamilton Co.	26,300	1,084,086
LandAmerica Financial Group, Inc.	44,247	3,002,159
Max Re Capital Ltd.	20,700	492,660
Meadowbrook Insurance Group, Inc. (b)	130,200	911,400
Ohio Casualty Corp.	16,900	535,730
Philadelphia Consolidated Holding Corp. (b)	2,992	102,147
Phoenix Co., Inc.	8,400	136,920
Safety Insurance Group, Inc.	27,788	1,268,800

Selective Insurance Group, Inc.	5,111	270,883
United Fire & Casualty Co.	17,200	565,880
Zenith National Insurance Corp.	48,101	2,315,101

		19,204,011

Internet Content (0.9%)
Checkfree Corp. (b)	108,785	5,493,643
CNET Networks, Inc. (b)	177,649	2,524,392
Infospace, Inc. (b)	8,600	240,370
Internet Capital Group, Inc. (b)	11,000	103,620
Nutri/System, Inc. (b)	4,200	199,584
WebMD Health Corp. (b)	14,700	612,108
Websense, Inc. (b)	7,200	198,576

		9,372,293

Internet Services (1.3%)
Akamai Technologies, Inc. (b)	112,500	3,700,125
Digitas, Inc. (b)	59,400	855,360
ECOLLEGE.COM, Inc. (b)	5,700	107,388
Equinix, Inc. (b)	58,900	3,782,558
Interwoven, Inc. (b)	115,400	1,037,446
J2 Global Communications, Inc. (b)	2,500	117,500
Online Resources & Communications Corp. (b)	9,200	119,600
Tibco Software, Inc. (b)	52,800	441,408
Trizetto Group, Inc. (b)	33,883	596,002
United Online, Inc.	102,276	1,315,269
WebMethods, Inc. (b)	76,100	640,762

		12,713,418

Investment Advisers (0.1%)
Calamos Asset Management, Inc.	4,274	159,848
Labranche & Co., Inc. (b)	54,100	855,321
MCG Capital Corp.	18,000	253,980

		1,269,149

Leisure (1.1%)
Gaylord Entertainment (b)	128,500	5,831,330
Steinway Musical Instruments, Inc. (b)	8,909	287,048
Sunterra Corp. (b)	7,900	112,812
Vail Resorts, Inc. (b)	83,600	3,195,192
WMS Industries, Inc. (b)	58,300	1,754,830

		11,181,212

Machinery (2.9%)
Applied Industrial Technology, Inc.	61,860	2,758,956
Bucyrus International Inc., Class A	29,550	1,424,015
Cognex Corp.	39,900	1,182,636
Columbus McKinnon Corp. (b)	11,147	300,189
Commercial Metals Co.	15,983	854,931
Cummins Engine, Inc.	21,824	2,293,702
Dionex Corp. (b)	38,600	2,373,128
Flow International Corp. (b)	21,535	283,616
Gardner Denver, Inc. (b)	9,000	586,800
Gehl Co. (b)	11,800	390,816
IDEX Corp.	10,500	547,785
Intevac (b)	35,800	1,030,324
JLG Industries, Inc.	112,884	3,475,697
Joy Global, Inc.	51,950	3,105,052
Kennametal, Inc.	6,000	366,840
Middleby Corp. (b)	16,800	1,406,496
Mitcham Industries, Inc. (b)	59,413	988,632
Regal-Beloit Corp.	23,800	1,006,026
Roper Industries, Inc.	42,800	2,081,364
Wabtec Corp.	26,400	860,640
Zebra Technologies Corp. (b)	38,247	1,710,406

		29,028,051

Manufacturing (0.2%)
Actuant Corp.	14,300	875,447
Acuity Brands, Inc.	13,296	531,840
Blount International, Inc. (b)	45,859	738,788
Flanders Corp. (b)	8,900	103,952
Gerber Scientific, Inc. (b)	11,757	121,567

		2,371,594

Materials (0.1%)
Ceradyne Inc. (b)	14,900	743,510
Mueller Industries, Inc.	7,100	253,399

		996,909

Medical Equipment & Supplies (1.4%)
Alliance Imaging, Inc. (b)	19,474	125,413
Allscripts Healthcare Solutions, Inc. (b)	161,400	2,955,234
American Medical Systems Holdings, Inc. (b)	108,500	2,441,250
Candela Corp. (b)	41,659	899,834
Cutera, Inc. (b)	25,132	681,580
Kyphon, Inc. (b)	68,300	2,540,760
Per-Se Technologies, Inc. (b)	8,009	213,520
Sybron Dental Specialties, Inc. (b)	30,596	1,261,779
Unifirst Corp.	15,200	504,944
Wright Medical Group, Inc. (b)	40,100	791,975
Young Innovations, Inc.	44,300	1,617,836

		14,034,125

Medical Products (2.1%)
Arrow International, Inc.	34,013	1,111,205
Bio-Rad Laboratories, Inc., Class A (b)	11,671	727,687
Cantel Medical Corp. (b)	1,937	31,747
CNS, Inc.	1,806	38,901
Cotherix, Inc. (b)	9,200	84,088
Dade Behring Holdings, Inc.	49,688	1,774,358
Digene Corp. (b)	5,241	204,923
Gen-Probe, Inc. (b)	44,770	2,467,722
Healthtronics, Inc. (b)	11,203	92,649
Hologic, Inc. (b)	29,384	1,626,404
ICU Medical, Inc. (b)	81,566	2,951,874
Impax Laboratories, Inc. (b)	37,000	369,630
Integra LifeSciences Holdings (b)	10,200	417,996
IntraLase Corp (b)	114,600	2,658,720
Millipore Corp. (b)	1,436	104,914
Momenta Pharmaceuticals, Inc. (b)	11,600	228,056
Natus Medical, INC. (b)	2,086	42,763
Nutraceutical International Corp. (b)	17,225	259,581
Owens & Minor, Inc.	24,000	786,480
Pain Therapeutics. Inc. (b)	25,110	272,946
PSS World Medical, Inc. (b)	183,937	3,548,145
Surmodics, Inc. (b)	20,021	707,943
Vital Signs, Inc.	3,452	189,618
West Pharmaceutical Services, Inc.	1,315	45,657
Zoll Medical Corp. (b)	3,523	92,796

		20,836,803

Medical Systems (0.0%)
Computer Programs & Systems, Inc.	7,600	380,000
Tripath Imaging, Inc. (b)	15,000	104,700

		484,700

Metals (0.9%)
Cleveland Cliffs, Inc.	44,653	3,890,169
Coeur d’Alene Mines Corp. (b)	228,310	1,497,714
Hecla Mining Co. (b)	108,000	713,880

Quanex Corp.	38,714	2,579,514

		8,681,277

Minerals (0.0%)
AMCOL International	9,900	285,120

Mining (0.4%)
Compass Minerals International, Inc.	84,000	2,099,160
Novagold Resources Inc. (b)	69,200	1,058,760
Royal Gold	28,200	1,020,558

		4,178,478

Motion Pictures & Services (0.2%)
Dreamworks Animation SKG, Inc. (b)	65,965	1,744,774

Multimedia (0.0%)
Media General, Inc.	2,800	130,536

Networking Products (0.2%)
3Com Corp. (b)	393,700	2,015,744

Office Equipment & Supplies (0.6%)
Acco Brands Corp. (b)	61,700	1,369,740
CompX International, Inc. (b)	2,866	46,286
Ennis Business Forms, Inc.	18,400	358,800
John H. Harland, Co.	42,947	1,687,817
Knoll, Inc.	11,600	247,312
Standard Register Co.	4,200	65,100
United Stationers, Inc. (b)	38,700	2,054,970

		5,830,025

Oil & Gas (5.6%)
Atwood Oceanics, Inc. (b)	4,900	494,949
Bill Barrett Corp. (b)	58,500	1,906,515
Cabot Oil & Gas Corp., Class A	10,150	486,490
Cadence Resources Corp (b)	153,000	826,200
Callon Petroleum Co. (b)	26,739	562,054
Carbo Ceramics, Inc.	25,650	1,459,742
Cimarex Energy Co.	56,548	2,446,266
Encore Acquisition Co. (b)	120,450	3,733,950
Energen Corp.	67,834	2,374,190
Enerysouth, Inc.	1,400	44,534
Frontier Oil Corp.	45,865	2,722,088
Giant Industries, Inc. (b)	10,195	708,960
Grey Wolf, Inc. (b)	100,600	748,464
Helix Energy Solutions Group Inc. (b)	120,400	4,563,159
Holly Corp.	3,400	252,008
Hydril Co. (b)	15,000	1,169,250
Maverick Tube Corp. (b)	5,200	275,548
National-Oilwell, Inc. (b)	46,452	2,978,502
Natural Gas Services Group (b)	44,000	786,720
Newfield Exploration Co. (b)	68,100	2,853,390
Nicor, Inc.	8,400	332,304
Oceaneering International, Inc. (b)	54,100	3,099,930
Oil States International Inc. (b)	16,500	608,025
Parker Drilling Co. (b)	76,011	704,622
Pioneer Drilling Co. (b)	30,100	494,543
Range Resources Corp.	113,250	3,092,858
Seacor Holdings, Inc. (b)	6,289	498,089
St. Mary Land & Exploration Co.	135,417	5,529,075
Superior Energy Services, Inc. (b)	24,400	653,676
Swift Energy Co. (b)	58,687	2,198,415
Tesoro Petroleum Corp.	14,500	990,930
Todco, Class A	9,900	390,159
UGI Corp.	61,901	1,304,254
Union Drilling, Inc. (b)	48,090	703,076
Unit Corp. (b)	51,700	2,882,275

W-H Energy Services, Inc. (b)	18,000	800,820

		55,676,030

Oil & Gas Exploration Services (1.4%)
Bronco Drilling Co., Inc. (b)	19,290	507,327
Comstock Resources, Inc. (b)	28,600	849,134
Core Laboratories NV (b)	13,400	637,170
Delta Petroleum Corp. (b)	59,100	1,242,282
EXCO Resources, Inc. (b)	119,300	1,494,829
Gmx Resources, Inc. (b)	35,800	1,340,710
Harvest Natural Resources, Inc. (b)	65,311	634,823
Hercules Offshore, Inc. (b)	6,200	210,862
Hornbeck Offshore Services, Inc. (b)	23,600	851,252
KCS Energy, Inc. (b)	34,300	891,800
Penn Virginia Corp.	615	43,665
Pogo Producing Co.	20,519	1,031,080
Quicksilver Resources, Inc. (b)	35,290	1,364,311
RPC, Inc.	30,800	703,780
Veritas DGC, Inc. (b)	37,794	1,715,470
W&T Offshore, Inc.	5,788	233,314
Warren Resources, Inc. (b)	20,370	303,513

		14,055,322

Packaging (0.2%)
Packaging Corp. of America	11,900	267,036
STAMPS.COM, Inc. (b)	53,400	1,882,884

		2,149,920

Paper & Related Products (0.1%)
Glatfelter Co.	18,300	335,439
Rayonier, Inc.	5,187	236,475

		571,914

Patient Monitoring Equipment (0.0%)
Aspect Medical Systems, Inc. (b)	10,500	288,120
Somanetics Corp. (b)	7,500	165,600

		453,720

Pharmaceuticals (1.5%)
Acadia Pharmaceuticals, Inc. (b)	4,800	76,704
Adams Respiratory Therapeutics Inc. (b)	34,716	1,380,655
Alkermes, Inc. (b)	130,171	2,870,271
Alpharma, Inc., Class A	95,306	2,556,107
Enzon Pharmaceuticals, Inc. (b)	24,600	199,260
ICOS Corp. (b)	2,800	61,740
King Pharmaceuticals, Inc. (b)	98,833	1,704,869
Mannatech, Inc.	4,100	71,258
Medarex Inc. (b)	6,500	85,930
Medicis Pharmaceutical Corp., Class A	103,600	3,377,360

Noven Pharmaceuticals, Inc. (b)	50,900	916,709
Taro Pharmaceuticals USA, Inc. (b)	27,400	381,956
United Therapeutics Corp. (b)	10,600	702,568
Vertex Pharmaceuticals, Inc. (b)	25,100	918,409
Viropharma, Inc. (b)	15,314	194,488

		15,498,284

Power Conversion/Supply Equipment (0.0%)
Vicor Corp.	2,900	57,217

Printing (0.3%)
Consolidated Graphics, Inc. (b)	8,316	433,430
Scholastic Corp. (b)	13,834	370,198
Vistaprint Ltd. (b)	59,200	1,767,120

		2,570,748

Publishing (0.1%)
John Wiley & Sons, Inc.	993	37,585

Journal Register Co.	23,900	291,102
Playboy Enterprises, Inc. (b)	13,978	198,488

		527,175

Real Estate Investment Trust (2.3%)
Affordable Residential Communities	14,000	147,000
American Financial Realty Trust	69,900	814,335
Arbor Realty Trust, Inc.	4,800	129,552
Ashford Hospitality Trust, Inc.	100,150	1,241,860
Biomed Realty Trust, Inc.	22,850	677,274
CBL & Associates Properties, Inc.	45,304	1,923,155
Deerfield Triarc Capital Corp.	70,000	944,300
Entertainment Properties Trust	2,300	96,554
Equity Inns, Inc.	66,200	1,072,440
Felcor Lodging Trust, Inc.	22,100	466,310
First Industrial Realty Trust, Inc.	23,400	998,946
Getty Realty Corp.	3,900	113,490
Glimcher Realty Trust	19,600	556,640
GMH Communities Trust	4,500	52,380
Highwood Properties Inc.	12,700	428,371
HomeBanc Corp.	18,800	165,252
Housevalues, Inc. (b)	96,700	796,808
Inland Real Estate Corp.	29,400	479,514
InnKeepers USA Trust	19,417	329,118
Investors Real Estate Trust	7,900	75,366
Jer Investors Trust, Inc.	43,300	719,646
Jones Lang LaSalle, Inc.	39,700	3,038,637
KKR Financial Corp.	24,600	551,778
Lexington Corporate Properties Trust	22,100	460,785
LTC Properties, Inc.	31,300	728,038
MeriStar Hospitality Corp. (b)	46,466	482,317
Mission West Properties, Inc.	16,772	197,071
National Health Investors, Inc.	3,000	76,200
Nationwide Health Properties, Inc.	45,700	982,550
OMEGA Healthcare Investors, Inc.	63,600	891,672
PS Business Parks, Inc.	5,026	281,054
Republic Property Trust	83,800	986,326
Saul Centers, Inc.	2,976	130,676
Tanger Factory Outlet Centers, Inc.	6,287	216,336
Taubman Centers, Inc.	39,759	1,656,758
Winston Hotels, Inc.	12,900	146,673

		23,055,182

Real Estate Management & Development (0.0%)
Avatar Holdings (b)	1,200	73,200

Recreation (0.0%)
Main Street & Main (b)	19,755	100,553

Recreational Vehicles (0.0%)
Thor Industries, Inc.	2,500	133,400

Rental & Leasing (0.1%)
Ryder System, Inc.	14,800	662,744

Research & Development (0.1%)
Albany Molecular Research (b)	20,100	204,216
Kendle International (b)	12,681	428,618
PRA International (b)	10,067	249,561

		882,395

Restaurants (0.9%)
Bob Evans Farms, Inc.	2,300	68,333
IHOP Corp.	23,700	1,136,178
Lone Star Steakhouse & Saloon, Inc.	39,800	1,131,116
Luby’s Cafeteria, Inc. (b)	29,065	363,022
Panera Bread Co. (b)	17,900	1,345,722

Papa John’s International, Inc. (b)	55,875	1,833,259
PF Chang’s China Bistro, Inc. (b)	47,700	2,351,133
Ruby Tuesday, Inc.	10,700	343,256
Ryan’s Restaurant Group, Inc. (b)	33,000	478,500

		9,050,519

Retail (5.5%)
Aeropostale, Inc. (b)	13,600	410,176
Barnes & Noble, Inc.	44,367	2,051,974
Big 5 Sporting Goods Corp.	66,000	1,292,280
BJ’s Restaurants, Inc. (b)	93,035	2,511,945
Blair Corp.	3,664	151,726
Blue Nile, Inc. (b)	105,300	3,705,507
Bon-Ton Stores, Inc.	16,328	528,211
Brown Shoe Company, Inc.	32,573	1,709,431
Build-A-Bear Workshop, Inc. (b)	80,400	2,464,260
Burlington Coat Factory Warehouse Corp.	832	37,814
Carter’s, Inc. (b)	23,600	1,592,764
Cato Corp.	19,440	463,838
Charlotte Russe Holding, Inc. (b)	57,500	1,230,500
Charming Shoppes, Inc. (b)	16,600	246,842
Chipotle Mexican Grill, Inc. (b)	61,100	3,384,329
Citi Trends, Inc. (b)	48,654	1,934,483
Conn’s, Inc. (b)	17,200	587,552
DEB Shops	2,500	74,250
Deckers Outdoor Corp. (b)	50,600	2,051,324
EZCorp, Inc. (b)	6,330	186,862
Fossil, Inc. (b)	45,700	849,106
Genesco, Inc. (b)	13,530	526,182
Handleman Co.	12,600	120,960
Loews Corp.	76,586	3,620,220
Longs Drug Stores Corp.	8,807	407,588
Marinemax, Inc. (b)	35,600	1,193,312
New York & Company, Inc. (b)	55,200	824,688
Pacific Sunwear of California, Inc. (b)	36,200	802,192
Pantry, Inc. (b)	59,717	3,725,744
Payless ShoeSource, Inc. (b)	79,594	1,821,907
Ralcorp Holding, Inc. (b)	5,800	220,690
Rare Hospitality International, Inc. (b)	5,800	202,014
Rex Stores Corp. (b)	41,460	624,802
Rocky Mountain Chocolate Factory, Inc.	25,400	401,063
School Specialty, Inc. (b)	22,800	786,600
Shoe Carnival (b)	9,500	237,310
Stage Store, Inc.	22,505	669,524
Talbots, Inc.	28,100	755,047
The Dress Barn, Inc. (b)	51,722	2,480,070
The Finish Line, Inc.	22,800	375,060
The Sports Authority, Inc. (b)	1,800	66,420
The Sportsman’s Guide (b)	2,165	57,351
Tractor Supply Co. (b)	57,289	3,800,551
Tuesday Morning Corp.	30,400	701,936
Zumiez, Inc. (b)	43,200	2,639,520

		54,525,925

Retirement & Aged Care (0.1%)
Five Star Quality Care, Inc. (b)	96,620	1,052,192

Schools (0.5%)
Strayer Education, Inc.	44,891	4,590,554

Semiconductor Equipment (0.7%)
ADE Corp. (b)	8,500	260,270
Axcelis Technologies, Inc. (b)	85,800	502,788
OmniVision Technologies, Inc. (b)	7,332	221,426
ON Semiconductor Corp. (b)	184,508	1,339,528

Photronics, Inc. (b)	35,800	671,608
Power Integrations, Inc. (b)	32,100	795,438
Standard Microsystems Corp. (b)	7,300	189,654
Tessera Technologies, Inc. (b)	85,600	2,746,048

		6,726,760

Semiconductors (0.3%)
Cymer, Inc. (b)	17,355	788,611
Genesis Microchip, Inc. (b)	4,500	76,680
Micrel, Inc. (b)	36,200	536,484
Microsemi Corp. (b)	18,400	535,624
PortalPlayer Inc. (b)	25,900	575,757
Silicon Image, Inc. (b)	15,600	160,836

		2,673,992

Services (0.0%)
Rollins, Inc.	19,100	386,584

Software (0.6%)
Actuate Corp. (b)	33,143	140,858
Blabkbaud, Inc.	218,858	4,637,600
SPSS Inc. (b)	13,019	412,182
Vignette Corp. (b)	41,300	609,175

		5,799,815

Steel (0.9%)
Chaparral Steel (b)	4,008	260,199
Novamerican Steel, Inc. (b)	1,827	83,951
NS Group, Inc. (b)	7,200	331,416
Olympic Steel, Inc.	1,597	48,197
Oregon Steel Mills, Inc. (b)	4,400	225,148
Reliance Steel & Aluminum Co.	36,307	3,409,954
Ryerson Tull, Inc.	25,320	677,563
Shaw Group, Inc. (b)	25,200	766,080
Shiloh Industries, Inc. (b)	8,178	157,427
Steel Dynamics, Inc.	5,000	283,650
Texas Industries, Inc.	48,800	2,951,912
Valmont Industries, Inc.	2,000	84,080

		9,279,577

Storage (0.1%)
Mobile Mini, Inc. (b)	36,800	1,137,856

Technology (0.8%)
Atheros Communications (b)	26,600	696,654
Black Box Corp.	27,100	1,302,155
CACI International, Inc., Class A (b)	23,100	1,518,825
Coherent, Inc. (b)	7,000	245,770
Electronics For Imaging, Inc. (b)	48,311	1,351,259
Intergraph Corp. (b)	42,398	1,766,300
Tech Data Corp. (b)	30,000	1,107,300
Tessco Technologies, Inc. (b)	9,830	181,855

		8,170,118

Telecommunication Equipment (0.1%)
Anaren Microwave, Inc. (b)	4,400	85,668
Harmonic Lightwaves, Inc. (b)	25,800	164,346
Plantronics, Inc.	8,700	308,241
Polycom, Inc. (b)	29,200	633,056
SpectraLink Corp.	22,900	287,395

		1,478,706

Telecommunication Services (0.9%)
Alaska Communications Systems Group Inc.	130,585	1,583,996
Broadwing Corp. (b)	29,200	430,408
CommScope, Inc. (b)	13,100	374,005
Fairpoint Communications, Inc.	41,700	576,294
Golden Telecom, Inc.	4,100	123,205

Premiere Global Services, Inc. (b)	69,557	559,934
SBA Communications Corp. (b)	183,312	4,291,334
Talk America Holdings, Inc. (b)	49,517	422,380
Valor Communications Group	74,507	980,512

		9,342,068

Textiles (0.2%)
Dhb Industries, Inc. (b)	65,292	312,096
Greif, Inc.	12,464	852,787
Myers Industries, Inc.	35,700	570,843
Valhi	9,000	159,300

		1,895,026

Tire & Rubber (0.2%)
Goodyear Tire & Rubber Co. (b)	118,607	1,717,429

Toys (0.3%)
Hasbro, Inc.	29,088	613,757
Jakks Pacific, Inc. (b)	87,230	2,332,530

		2,946,287

Transportation (2.0%)
Air Methods Corp (b)	7,004	206,898
Arkansas Best Corp.	23,349	913,413
Bristow Group, Inc. (b)	6,993	216,084
EGL, Inc. (b)	10,060	452,700
Forward Air Corp.	9,728	362,757
Frontier Airlines, Inc. (b)	10,624	81,805
Genesee & Wyoming, Inc. (b)	17,461	535,703
Greenbrier Cos., Inc.	34,790	1,393,340
Heartland Express, Inc.	35,780	779,646
J.B. Hunt Transport Services, Inc.	137,800	2,968,212
Kansas City Southern Industries, Inc. (b)	137,460	3,395,262
Kirby Corp. (b)	6,919	471,253
Knight Transportation, Inc.	23,764	469,339
Laidlaw International, Inc.	23,253	632,482
Landstar System, Inc.	88,900	3,922,267
Old Dominion Freight Line, Inc. (b)	7,750	208,863
Pacer International, Inc.	24,400	797,392
Sirva, Inc. (b)	7,000	59,710
SkyWest, Inc.	17,231	504,351
Werner Enterprises, Inc.	72,100	1,324,477
YRC Worldwide, Inc. (b)	20,000	761,200

		20,457,154

Travel Services (0.3%)
Ambassadors Group, Inc.	101,533	2,578,938
Sabre Holdings, Inc.	28,300	665,899

		3,244,837

Utilities (0.5%)
Allegheny Energy, Inc. (b)	929	31,447
American States Water Co.	8,900	332,504
Cleco Corp.	10,100	225,533
Gasco Energy, Inc. (b)	279,800	1,566,880
IDACORP, Inc.	13,400	435,768
Northwestern Corp.	28,500	887,490
Otter Tail Corp.	4,132	118,547
Pepco Holdings, Inc.	8,457	192,735
Westar Energy, Inc.	69,705	1,450,561

		5,241,465

Veterinary Diagnostics (0.2%)
Petmed Express, Inc. (b)	25,714	456,938
VCA Antech, Inc. (b)	44,500	1,267,360

		1,724,298

Waste Disposal (0.1%)
Metal Management, Inc.	38,534	1,219,601

Wholesale Distribution (0.3%)
Beacon Roofing Supply, Inc. (b)	55,000	2,235,201
Brightpoint, Inc. (b)	11,305	351,133
Watsco, Inc.	1,387	98,546

		2,684,880

Wire & Cable Products (0.1%)
Encore Wire Corp. (b)	17,400	589,512

Wireless Equipment (0.2%)
CalAmp Corp. (b)	27,383	321,476
Glenayre Technologies, Inc. (b)	49,116	257,859
Novatel Wireless, Inc. (b)	15,000	134,250
Orchid Cellmark, Inc. (b)	13,000	74,620
Powerwave Technologies, Inc. (b)	71,700	967,233
RF Micro Devices, Inc. (b)	60,500	523,325

		2,278,763

		800,826,656

Total Common Stocks		978,706,677

Mutual Fund (0.1%)
United States (0.1%)
iShares MSCI EAFE Index Fund	7,891	513,073

Total Mutual Fund		513,073

Commercial Paper (0.6%)
United States (0.6%)
Greyhawk Funding LLC PP, 0.00%, 04/03/06	2,897,000	2,896,221
Stanfield Victoria Funding, 0.00%, 04/03/06	2,900,000	2,898,826

		5,795,047

Total Commercial Paper		5,795,047

Cash Equivalents (2.2%)
AIM Liquid Assets Portfolio, 4.53%	22,532,143	22,532,143

Total Cash Equivalents		22,532,143

Total Investments (Cost $778,691,739) (a) - 100.0%		1,007,546,940
Other assets in excess of liabilities - 0.0%		459,922

NET ASSETS - 100.0%		$1,008,006,862

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security
(c)	Fair Valued Security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Gartmore Variable Insurance Trust

Gartmore GVIT Money Market Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER (35.2%)
Asset Backed CDO - Trust Preferred (3.7%)
Lockhart Funding LLC (b) (3.7%)
4.63%, 04/03/06	$1,763,000	$1,762,548
4.56%, 04/18/06	47,000,000	46,898,416
4.77%, 05/17/06	10,000,000	9,939,561

		58,600,525

Asset Backed - Domestic (3.3%)
CC USA, Inc. (b) (1.3%)
4.58%, 04/03/06	20,000,000	19,994,944

Harrier Financial Funding LLC (b) (2.0%)
4.59%, 04/03/06	3,000,000	2,999,242
4.65%, 04/12/06	15,400,000	15,378,261
4.65%, 04/17/06	14,500,000	14,470,291

		32,847,794

		52,842,738

Asset Backed - Mortgages (3.8%)
Thornburg Mortgage Capital (b) (3.8%)
4.77%, 04/18/06	25,000,000	24,943,924
4.79%, 04/21/06	25,000,000	24,933,750
4.82%, 04/27/06	10,000,000	9,965,333

		59,843,007

Asset Backed - Repurchase Agreement (1.8%)
Liquid Funding (b) (1.8%)
4.61%, 04/03/06	28,000,000	27,992,855

Asset Backed - Residential Mortgages (7.3%)
Klio II Funding Corp. (b) (3.6%)
4.77%, 04/19/06	5,000,000	4,988,125
4.82%, 04/25/06	13,874,000	13,829,603
4.82%, 04/26/06	10,082,000	10,048,428
4.80%, 05/12/06	3,943,000	3,921,625
4.79%, 05/26/06	25,000,000	24,818,959

		57,606,740

Ormond Quay Funding LLC (3.7%)
4.64%, 04/03/06	24,000,000	23,993,840
4.66%, 04/06/06	36,000,000	35,976,799

		59,970,639

		117,577,379

Asset Backed - Trade & Term Receivables (5.0%)
Falcon Asset Securitization Corp. (b) (2.4%)
4.59%, 04/06/06	30,000,000	29,981,000
4.77%, 04/19/06	8,400,000	8,380,050

		38,361,050

Golden Funding Corp. (b) (1.3%)
4.62%, 04/03/06	7,426,000	7,424,102
4.73%, 04/12/06	5,000,000	4,992,804
4.82%, 04/27/06	7,838,000	7,810,829

		20,227,735

Preferred Receivables Funding Corp. (b) (1.3%)
4.72%, 04/10/06	20,000,000	19,976,500

		78,565,285

Asset Backed - Yankee (10.3%)
Giro Funding Corp. (b) (1.8%)
4.72%, 04/13/06	25,000,000	24,960,834
4.82%, 04/21/06	3,757,000	3,746,981

		28,707,815

Greyhawk Funding LLC (b) (3.7%)
4.85%, 04/03/06	12,000,000	11,996,798
4.65%, 04/07/06	8,409,000	8,402,511
4.70%, 04/10/06	12,000,000	11,985,960
4.67%, 04/11/06	25,000,000	24,967,707

		57,352,976

K(2) USA LLC (b) (1.6%)
4.63%, 04/13/06	10,000,000	9,984,667
5.03%, 09/28/06	15,000,000	14,632,500

		24,617,167

Premier Asset Collateralized Entity LLC (b) (1.9%)
4.73%, 05/15/06	20,000,000	19,885,599
4.82%, 05/25/06	10,000,000	9,928,450

		29,814,049

Sigma Finance, Inc. (b) (1.3%)
4.76%, 11/08/06	20,000,000	20,000,000

		160,492,007

Total Asset Backed Commercial Paper		555,913,796

COMMERCIAL PAPER (26.9%)
Banks - Domestic (3.5%)
Bank of America Corp. (1.3%)
4.80%, 04/04/06	20,000,000	19,992,000

KBC Financial Products Int’l Ltd. (b) (2.2%)
4.84%, 04/03/06	15,000,000	14,995,967
4.64%, 04/05/06	20,000,000	19,989,733

		34,985,700

		54,977,700

Banks - Foreign (12.2%)
Abbey National North American LLC (2.4%)
4.79%, 04/04/06	30,000,000	29,988,026
4.78%, 04/05/06	8,000,000	7,995,751

		37,983,777

Alliance & Leicester PLC (b) (1.5%)
4.63%, 07/10/06	25,000,000	24,685,972

ANZ National Int’l Ltd. (b) (0.5%)
4.64%, 04/12/06	7,550,000	7,539,304

Barclays US Funding Corp. (1.6%)
4.58%, 04/03/06	26,515,000	26,508,305

Dresdner US Finance, Inc. (1.8%)
4.77%, 04/04/06	25,000,000	24,990,073
4.58%, 04/11/06	2,949,000	2,945,289

		27,935,362

National Australia Funding (DE) (1.4%)
4.63%, 04/03/06	18,378,000	18,373,275
4.79%, 04/04/06	4,000,000	3,998,407

		22,371,682

Societe Generale North American (0.2%)
4.59%, 04/06/06	2,500,000	2,498,417

Svenska Handelsbank, Inc. (1.3%)
4.59%, 04/05/06	3,395,000	3,393,271
4.59%, 04/10/06	16,700,000	16,681,004

		20,074,275

UBS Finance (DE) LLC (1.5%)
4.58%, 04/03/06	3,297,000	3,296,164
4.78%, 04/05/06	2,875,000	2,873,476
4.59%, 04/07/06	11,075,000	11,066,583
4.62%, 04/10/06	6,000,000	5,993,025

		23,229,248

		192,826,342

Banks - Mortgage (0.7%)
Northern Rock PLC (b) (0.7%)
4.87%, 05/22/06	1,675,000	1,663,539
4.89%, 05/30/06	9,000,000	8,928,462

		10,592,001

Finance Lessors (3.4%)
PB Finance (Delaware) (3.4%)
4.59%, 04/03/06	5,000,000	4,998,731
4.64%, 04/12/06	15,000,000	14,978,871
4.80%, 04/24/06	21,270,000	21,205,044
4.79%, 05/15/06	12,000,000	11,930,333

		53,112,979

Financial Services (2.0%)
ING US Funding (1.0%)
4.56%, 04/04/06	13,000,000	12,995,093
4.80%, 05/10/06	2,150,000	2,138,913

		15,134,006

Private Export Funding Corp. (b) (0.5%)
4.63%, 04/04/06	7,500,000	7,497,113

Rabobank USA Finance Corp. (0.5%)
4.84%, 04/03/06	8,707,000	8,704,659

		31,335,778

Insurance (1.3%)
Allianz Finance Corp. (b) (1.3%)
4.59%, 04/06/06	19,800,000	19,787,460

Newspapers (0.8%)
E.W. Scripps Co. (b) (0.8%)
4.76%, 04/05/06	12,918,000	12,911,182

Personal Credit Institutions (2.5%)
General Electric Capital Corp. (b) (1.2%)
4.59%, 04/03/06	18,362,000	18,357,338
Toyota Motor Credit Corp. (b) (1.3%)
4.76%, 04/05/06	21,604,000	21,592,574

		39,949,912

Subdividers & Developers (0.5%)
Yorkshire Building Society (0.5%)
4.80%, 05/30/06	7,650,000	7,590,572

Total Commercial Paper		423,083,926

FLOATING RATE NOTES (c) (28.1%)
Asset Backed CDO (6.0%)
Commodore CDO II Ltd. (b) (1.6%)
4.99%, 06/12/06	25,000,000	25,000,000

Newcastle CDO Ltd. (b) (2.8%)
4.83%, 04/24/06	30,000,000	30,000,000
4.85%, 05/24/06	15,000,000	15,000,000

		45,000,000

NorthLake CDO (b) (1.6%)
4.93%, 06/06/06	25,000,000	25,000,000

		95,000,000

Asset Backed - Domestic (1.6%)
Harrier Financial Funding LLC (b) (1.6%)
4.71%, 09/15/06	25,000,000	24,998,090

Asset Backed - Repurchase Agreement (2.0%)
Liquid Funding (b) (2.0%)
4.64%, 06/05/06	17,000,000	16,999,844
4.65%, 06/07/06	15,000,000	15,000,000

		31,999,844

Asset Backed - Yankee (7.5%)
K(2) USA LLC (b) (1.6%)
4.70%, 10/17/06	25,000,000	24,997,313

Premier Asset Collateralized Entity LLC (b) (1.9%)
4.71%, 09/15/06	30,000,000	29,997,255

Sigma Finance, Inc. (b) (1.0%)
4.71%, 09/12/06	15,000,000	14,999,265

Stanfield Victoria Funding LLC (b) (3.0%)
4.77%, 05/24/06	30,000,000	29,999,343
4.70%, 08/09/06	17,000,000	16,999,084

		46,998,427

		116,992,260

Banks - Domestic (2.5%)
HBOS Treasury Services PLC (1.4%)
4.84%, 12/20/06	22,000,000	22,000,000

Wells Fargo & Co. (b) (1.1%)
4.68%, 03/02/07	17,000,000	17,000,000

		39,000,000

Banks - Mortgage (0.8%)
Northern Rock PLC (b) (0.8%)
4.94%, 01/09/07	12,500,000	12,500,000

Broker/Dealer (4.2%)
Goldman Sachs Group, Inc. (2.3%)
4.93%, 05/19/06	37,000,000	37,000,000

Morgan Stanley Dean Witter & Co. (1.9%)
4.66%, 03/02/07	30,000,000	30,000,000

		67,000,000

Insurance (1.7%)
Allstate Global Life Funding (b) (1.7%)
4.71%, 02/08/07	15,000,000	15,000,000
4.81%, 02/27/07	12,500,000	12,500,000

		27,500,000

Personal Credit Institutions (1.8%)
General Electric Capital Corp. (b) (1.8%)
4.79%, 03/09/07	21,000,000	21,000,000
4.85%, 03/16/07	8,000,000	8,000,000

		29,000,000

Total Floating Rate Notes (c)		443,990,194

U.S. GOVERNMENT AGENCIES (7.0%)
Federal Home Loan Bank (3.7%)
4.25%, 04/25/06	25,000,000	25,000,000
4.50%, 11/03/06	23,000,000	23,000,000
4.63%, 12/21/06	10,000,000	10,000,000

		58,000,000

Federal Home Loan Mortgage Corp. (1.1%)
4.75%, 12/29/06	17,620,000	17,620,000

Federal National Mortgage Association (2.2%)
4.00%, 08/08/06	35,000,000	35,000,000

Total U.S. Government Agencies		110,620,000

MUNICIPAL BONDS (2.4%)
Finance, Taxation, & Monetary Policy (2.4%)
South Carolina Public Service Authority (b) (0.5%)
4.80%, 05/01/06	7,300,000	7,270,922

Sunshine State Governmental Financing Commission (b) (1.9%)
4.65%, 04/04/06	9,761,000	9,757,234
4.81%, 05/08/06	21,630,000	21,523,736

		31,280,970

Total Municipal Bonds		38,551,892

CORPORATE BOND (0.6%)
Asset Backed Securities - Yankee (0.6%)
Sigma Finance, Inc. (b) (0.6%)
4.80%, 01/24/07	10,000,000	10,000,000

Total Corporate Bond		10,000,000

Total Investments (Cost $1,582,159,808) (a) - 100.2%		1,582,159,808
Liabilities in excess of other assets - (0.2)%		(3,586,288)

NET ASSETS - 100.0%		$1,578,573,520

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2006. The maturity date represents the actual maturity date.

CDO	Collateralized Debt Obligation

Gartmore Variable Insurance Trust

Gartmore GVIT Money Market Fund II

Statement of Investments

March 31, 2006

(Unaudited)

	Principal Amount	Value
Commercial Paper (92.8%)
Agricultural Services (3.8%)
Cargill Inc., 4.80%, 04/03/06 (b)	11,000,000	$10,997,067

Asset Backed - Residential Mortgages (2.8%)
Ormond Quay Funding LLC, 4.81%, 04/06/06	2,200,000	2,198,530
Ormond Quay Funding LLC, 4.78%, 04/11/06	6,000,000	5,992,034

		8,190,564

Asset Backed CDO - Trust Preferred (3.1%)
Lockhart Funding LLC, 4.84%, 04/03/06 (b)	2,000,000	1,999,462
Lockhart Funding LLC, 4.78%, 04/10/06 (b)	7,000,000	6,991,635

		8,991,097

Asset Backed Securities - Yankee (6.6%)
Greyhawk Funding LLC, 4.76%, 04/10/06	8,000,000	7,990,480
Stanfield Victoria Funding, 4.29%, 04/03/06	11,000,000	10,997,042

		18,987,522

Asset Backed Trade & Term Receivables (5.3%)
Golden Funding Corp., 4.80%, 04/07/06 (b)	8,200,000	8,193,440
Kitty Hawk Funding Corp., 4.75%, 04/10/06 (b)	7,000,000	6,991,688

		15,185,128

Bank Holdings Companies (6.7%)
KBC Financial Products Ltd., 4.84%, 04/03/06	11,000,000	10,997,042
State Street Corp., 4.72%, 04/04/06	8,500,000	8,496,657

		19,493,699

Banks - Foreign (15.5%)
Abbey National N America LLC, 4.79%, 04/07/06	8,500,000	8,493,214
Abbey National N America LLC, 4.76%, 04/10/06	2,000,000	1,997,620
ABN Amro NA Finance, Inc., 4.78%, 04/10/06	9,035,000	9,024,253
National Australia Funding (DE), 4.72%, 04/03/06	8,988,000	8,985,643
Societe Generale North American, 4.77%, 04/03/06	8,000,000	7,997,884
UBS Finance, 4.75%, 04/03/06	8,000,000	7,997,889

		44,496,503

Brewery (3.8%)
Anheuser-Busch Cos., Inc., 4.71%, 04/03/06	11,000,000	10,997,122

Consumer Durables (2.8%)
Colgate-Palmolive Corp. (b), 4.72%, 04/13/06	8,200,000	8,187,099

Financial Services (9.0%)
Caterpillar Financial Services, 4.73%, 04/11/06	8,500,000	8,488,832
Prudential Funding LLC, 4.72%, 04/07/06	9,000,000	8,992,919
Rabobank USA Finance Corp., 4.77%, 04/05/06	8,500,000	8,495,495

		25,977,246

Insurance (2.7%)
Allstate Corp., 4.83%, 04/03/06 (b)	7,893,000	7,890,882

Insurance Carriers (2.9%)
ING America Insurance Holdings, 4.74%, 04/04/06	8,500,000	8,496,643

Mortgage Bankers (3.8%)
Nationwide Building Society, 4.82%, 04/03/06	11,000,000	10,997,054

Newspapers (2.9%)
Gannett Co., 4.75%, 04/12/06 (b)	3,300,000	3,295,210
Gannett Co., 4.76%, 04/10/06 (b)	5,085,000	5,078,949

		8,374,159

Office Machines (2.8%)
Pitney Bowes, Inc., 4.74%, 04/03/06 (b)	8,200,000	8,197,841

Personal Credit Institutions (13.2%)
American General Finance Corp., 4.76%, 04/13/06	8,500,000	8,486,513
General Electric Capital Corp, 4.75%, 04/12/06	5,000,000	4,992,743
General Electric Capital Corp., 4.59%, 04/03/06	2,800,000	2,799,263
General Electric Capital Corp., 5.47%, 04/06/06	3,200,000	3,197,898
HSBC Finance Corp., 4.83%, 04/03/06	10,000,000	9,997,316
Toyota Motor Credit Corp., 4.75%, 04/12/06	8,500,000	8,487,663

		37,961,396

Short Term Business Credit (2.9%)
American Express Credit Corp., 4.77%, 04/05/06	8,500,000	8,495,495

Variety Stores (2.2%)
WAL-MART Stores, Inc., 4.74%, 04/04/06 (b)	6,500,000	6,497,433

Total Commercial Paper		268,413,950

Government Agencies (7.6%)
US Government Agency (FHLMC) (3.8%)
Federal Home Loan Mortgage Corp., 4.65%, 04/03/06	11,000,000	10,997,158

US Government Agency (FNMA) (3.8%)
Federal National Mortgage Association, 4.68%, 04/03/06	11,000,000	10,997,159

Total Government Agencies	21,994,317

Total Investments (Cost $290,408,267) (a) - 100.4%	290,408,267
Liabilities in excess of other assets - (0.4)%	(1,178,329)

NET ASSETS - 100.0%	$289,229,938

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Restricted Securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

CDO	Collateralized Debt Obligation

Gartmore Variable Insurance Trust

J.P. Morgan GVIT Balanced Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (63.0%)
AUSTRALIA (0.4%)
Banking (0.2%)
Australia & New Zeland Banking Group Ltd. (f)	12,585	$238,327
Westpac Banking Corp. (f)	10,337	175,668

		413,995

Financial Services (0.2%)
Macquarie Bank Ltd. (f)	2,865	132,333
Macquarie Infrastructure Group (f)	96,301	262,024

		394,357

		808,352

AUSTRIA (0.0%)
Building & Construction (0.0%)
Wienerberger AG (f)	1,751	87,937

BELGIUM (0.1%)
Banking (0.0%)
KBC Groep NV (f)	896	95,987

Chemicals (0.1%)
Solvay SA (f)	901	103,905

		199,892

BERMUDA (0.0%)
Transportation (0.0%)
Ship Finance International Ltd.	101	1,719

BRAZIL (0.0%)
Telecommunications (0.0%)
Telekom Austria AG (f)	2,195	51,666

DENMARK (0.4%)
Automotive (0.1%)
Volkswagen AG (f)	3,618	197,367

Financial Services (0.1%)
Deutsche Bank AG (f)	2,529	288,306

Insurance (0.1%)
Allianz AG (f)	758	126,411

Pharmaceuticals (0.0%)
Novo Nordisk A/S (f)	655	40,747

Transportation Services (0.1%)
A P Moller - Maersk A/S (f)	19	162,978

		815,809

FINLAND (0.1%)
Computer Software & Services (0.0%)
TietoEnator Oyj (f)	966	37,654

Machinery (0.1%)
Metso Corp. (f)	4,105	158,342

Wireless Equipment (0.0%)
Nokia Oyj (f)	3,068	63,418

		259,414

FRANCE (0.9%)
Banking (0.3%)
Banque Nationale de Paris (f)	4,029	372,823
BNP Paribas (b) (f)	402	31,856
Societe Generale (f)	1,801	269,834

		674,513

Building & Construction (0.0%)
Bouygues SA (f)	979	51,851

Electric Utilities (0.1%)
Suez SA (f)	5,000	196,475

Financial Services (0.1%)
Credit Agricole S.A. (f)	4,100	158,880

Insurance (0.1%)
Axa (f)	6,539	228,686

Manufacturing (0.1%)
Compagnie de Saint-Gobain (f)	3,015	210,072

Pharmaceuticals (0.1%)
Sanofi-Aventis (f)	2,581	244,720

Telecommunications (0.1%)
France Telecom SA (f)	5,577	125,190

Television (0.0%)
Societe Television Francaise 1 (f)	1,364	41,265

		1,931,652

GERMANY (0.3%)
Auto Manufacturers (0.0%)
Porsche AG (f)	111	105,832

Auto Parts & Equipment (0.1%)
Continental AG (f)	1,615	177,970

Chemicals (0.2%)
Bayer AG (f)	6,053	242,533
Lanxess (b) (f)	2,561	96,539

		339,072

		622,874

GREECE (0.2%)
Building Materials (0.1%)
Titan Cement Co. (f)	3,078	147,048

Gambling (0.1%)
OPAP SA (f)	5,876	224,619

Telecommunications (0.0%)
Hellenic Telecommunication Organization SA (b) (f)	4,338	96,527

		468,194

HONG KONG (0.1%)
Diversified Operations (0.1%)
Swire Pacific Ltd., Class A (f)	24,000	234,679

Real Estate (0.0%)
Henderson Land Development Co. (f)	14,000	77,453

		312,132

IRELAND (0.0%)
Building Products (0.0%)
C.R.H. PLC (f)	1,681	58,646

ITALY (0.4%)
Building Products (0.1%)
Buzzi Unicem SPA (f)	7,516	179,065

Insurance (0.1%)
Assicurazioni Generali S.p.A. (f)	4,454	167,311

Oil & Gas (0.2%)
Eni SPA (f)	16,171	460,411

		806,787

JAPAN (3.0%)
Automotive (0.2%)
HONDA MOTOR CO. LTD. (f)	6,300	388,915
NISSAN MOTOR CO. LTD. (f)	2,900	34,452
Toyota Motor Corp. (f)	900	49,013

		472,380

Banking (0.1%)
Sumitomo Mitsui Financial Group, Inc. (f)	11	121,442
Sumitomo Trust & Banking Co. Ltd. (The) (f)	4,000	46,285

		167,727

Building – Residential & Commercial (0.1%)
Daiwa House Industry Co. Ltd. (f)	7,000	121,316

Chemicals (0.3%)
ASAHI KASEI CORP. (f)	26,000	185,282
Dainippon Ink & Chemical, Inc. (f)	36,000	134,062
Mitsubishi Chemical Holdings Corp. (f)	25,500	157,376
Mitsui Chemicals, Inc. (f)	19,000	139,720
Showa Denko KK (f)	30,000	133,294
Sumitomo Chemical Co. Ltd. (f)	16,000	130,144

		879,878

Computer Software & Services (0.2%)
CAPCOM CO. LTD. (f)	2,000	20,562
CSK Corp. (f)	2,100	104,358
Elpida Memory, Inc. (b) (f)	2,600	92,901
FUJITSU LTD. (f)	26,000	218,520
Hitachi Information Systems Ltd. (f)	1,600	37,311

		473,652

Consumer Products (0.1%)
Shiseido Co., Ltd. (f)	12,000	223,131

Education (0.0%)
Benesse Corp. (f)	800	28,570

Electric Utilities (0.4%)
Chubu Electric Power Co., Inc. (f)	13,100	328,394
Matsushita Electric Industrial Co., Ltd. (f)	8,000	176,792
Tokyo Electric Power Co. (The) (f)	14,600	364,183

		869,369

Electrical & Electronic (0.1%)
Toshiba Corp. (f)	20,000	116,246

Electrical Equipment (0.1%)
Mitsubishi Electric Corp. (f)	20,000	169,756

Electronic Components (0.0%)
NEC Corp. (f)	6,000	42,209

Financial Services (0.3%)
Daiwa Securities Group, Inc. (f)	13,000	174,473
Mitsubishi UFJ Financial Group, Inc. (f)	17	258,574
Mizuho Financial Group, Inc. (f)	21	171,796
ORIX Corp. (f)	470	146,002

		750,845

Food Products (0.1%)
Yakult Honsha Co. Ltd. (f)	11,600	278,532

Import & Export (0.1%)
Itochu Corp. (f)	6,000	51,636
Sumitomo Corp. (f)	6,000	85,531

		137,167

Metals (0.0%)
MITSUBISHI MATERIALS CORP. (f)	12,000	64,269

Office Equipment & Supplies (0.2%)
CANON, INC. (f)	4,500	297,026
RICOH CO. LTD. (f)	6,000	117,084

		414,110

Oil & Gas (0.1%)
NIPPON OIL CORP. (f)	7,000	54,852
TOKYO GAS CO., LTD. (f)	42,000	183,606

		238,458

Pharmaceuticals (0.3%)
Chugai Pharmaceutical Ltd. (f)	15,100	273,665
Daiichi Sankyo Co., Ltd. (f)	13,600	310,541
Suzuken Co., Ltd. (f)	700	21,928

		606,134

Photographic Products (0.1%)
KONICA MINOLTA HOLDINGS, INC. (f)	14,500	184,927

Real Estate (0.1%)
Cheung Kong Holdings Ltd. (f)	16,000	169,362
Daito Trust Construction Co. (f)	300	15,656

		185,018

Semiconductors (0.0%)
Advantest Corp. (f)	100	11,882

Steel (0.0%)
JFE Holdings, Inc. (f)	1,400	56,628

Telecommunications (0.0%)
NTT Docomo, Inc. (f)	68	100,219

Tobacco (0.1%)
JAPAN TOBACCO, INC. (f)	45	158,386

Toys (0.0%)
Nintendo Co. Ltd. (f)	200	29,871

		6,780,680

LUXEMBURG (0.1%)
Steel (0.1%)
Arcelor (f)	5,030	197,872

NETHERLANDS (0.6%)
Banking (0.1%)
ABN AMRO Holding NV (f)	5,243	156,647

Building & Construction (0.0%)
Koninklijke BAM Groep NV (f)	509	51,469

Distribution (0.1%)
Hagemeyer NV (b) (f)	38,361	193,180

Financial Services (0.2%)
ING Groep NV (f)	12,606	496,404

Human Resources (0.1%)
USG People NV (f)	1,878	135,752
Vedior NV (f)	1,953	38,190

		173,942

Insurance (0.0%)
Aegon NV (f)	2,476	45,668

Oil & Gas (0.0%)
Royal Dutch Shell PLC (f)	2,663	83,214

Printing & Publishing (0.1%)
Wolters Kluwer NV (f)	4,978	123,858

		1,324,382

NORWAY (0.1%)
Transportation Services (0.1%)
Frontline Ltd. (f)	2,029	67,158

Stolt-Nielsen SA (f)	3,599	110,651

		177,809

SINGAPORE (0.1%)
Electronic Components (0.1%)
Venture Corporation Ltd. (f)	11,000	87,065

Semiconductors (0.0%)
Chartered Semiconductor Manufacturing	47,000	45,534

Ltd. (b) (f)
Telecommunications (0.0%)
Singapore Telecommunications Ltd. (f)	20,000	32,762

		165,361

SPAIN (0.6%)
Banking (0.2%)
Banco Bilbao Vizcaya Argentaria SA (f)	18,164	378,402

Building & Construction (0.0%)
ACS, Actividades de Construcciony	2,438	94,527

Servicios, SA (f)
Oil & Gas (0.1%)
Repsol YPF SA (f)	8,372	237,737

Retail (0.1%)
Industria de Diseno Textil SA (f)	4,251	164,064

Telecommunications (0.2%)
Telefonica SA (f)	25,231	395,087

		1,269,817

SWEDEN (0.3%)
Banking (0.0%)
Svenska Handelsbanked AB, A Shares (f)	834	23,169

Machinery (0.1%)
Atlas Copco AB (f)	8,364	218,393

Manufacturing (0.2%)
AB SKF (f)	15,489	252,339

Retail (0.0%)
Hennes & Mauritz AB, B Shares (f)	1,900	69,236

Wireless Equipment (0.0%)
Telefonakitiebolaget LM Ericsson, B Shares (f)	13,222	49,971

		613,108

SWITZERLAND (0.6%)
Building Products (0.1%)
Holcim Ltd. (f)	2,003	159,540

Financial Services (0.2%)
Credit Suisse Group (f)	1,297	72,579
UBS AG (f)	2,922	321,210

		393,789

Insurance (0.1%)
Zurich Financial Services AG (b) (f)	747	174,923

Pharmaceuticals (0.1%)
Roche Holding AG (f)	2,185	324,807

Retail (0.1%)
Compagnie Finaciere Richemont AG (f)	5,386	257,820

		1,310,879

UNITED KINGDOM (3.0%)
Auto Parts & Equipment (0.1%)
Renault SA (f)	1,499	158,831

Banking (0.2%)
UniCredito Italiano SPA (f)	51,069	368,274

Beverages (0.0%)
Diageo PLC (f)	5,434	85,484

Brewery (0.0%)
Scottish & Newcastle PLC (f)	3,695	33,303

Building - Residential/Commercial (0.0%)
Taylor Woodrow PLC (f)	8,812	61,698

Computer Software & Services (0.0%)
Cap Gemini SA (b) (f)	562	30,538

Consumer Durables (0.1%)
Reckitt Benckiser PLC (f)	7,639	268,091

Distribution (0.1%)
Wolseley PLC (f)	7,294	178,792

Diversified Minerals (0.0%)
Anglo American PLC (f)	1,596	61,814

Diversified Operations (0.0%)
LVMH Moet Hennessy Louis Vuitton SA (f)	720	70,367

Electric Utilities (0.1%)
E.ON AG (f)	892	98,019
International Power PLC (f)	17,153	84,140
Scottish & Southern Energy PLC (f)	1,206	23,651

		205,810

Financial Services (0.7%)
3i Group PLC (f)	7,791	127,032
Barclays PLC (f)	20,010	233,655
HBOS PLC (f)	5,063	84,415
HSBC Holdings PLC (f)	37,416	626,164
Royal Bank of Scotland Group PLC (f)	8,608	279,857

		1,351,123

Food & Beverage (0.1%)
Cadbury Schweppes PLC (f)	1,604	15,896
Premier Foods PLC (f)	34,032	179,703
Tate & Lyle PLC (f)	7,293	72,205

		267,804

Gambling (0.0%)
Sportingbet PLC (f)	13,639	88,851

Human Resources (0.0%)
Hays PLC (f)	29,005	81,489

Insurance (0.1%)
Aviva PLC (f)	5,396	74,774
Prudential PLC (f)	12,339	142,698

		217,472

Metals (0.0%)
Rio Tinto PLC (f)	1,154	59,182

Mining (0.0%)
BHP Billiton PLC (f)	2,704	49,576

Multimedia (0.1%)
Vivendi Universal SA (f)	4,126	141,007

Oil & Gas (0.6%)
BG Group PLC (f)	12,324	153,904
BP PLC (f)	46,875	539,065
Total SA, Class B (f)	1,488	392,236

		1,085,205

Pharmaceuticals (0.2%)
AstraZeneca PLC (f)	3,321	166,830

GlaxoSmithKline PLC (f)	10,961	286,520

		453,350

Printing & Publishing (0.1%)
EMAP PLC (f)	10,736	163,791
Trinity Mirror PLC (f)	8,023	79,240

		243,031

Retail (0.3%)
Next PLC (f)	9,008	257,415
Tesco PLC (f)	43,685	250,112

		507,527

Technology (0.0%)
Cookson Group PLC (b) (f)	10,682	95,666

Telecommunications (0.2%)
British Sky Broadcasting Group PLC (f)	4,725	44,219
Vodafone Group PLC (f)	212,960	444,231

		488,450

Tobacco (0.0%)
Imperial Tobacco Group PLC (f)	3,417	101,090

Waste Disposal (0.0%)
Pennon Group PLC (f)	0	11

Water (0.0%)
Northumbrian Water Group PLC (f)	7,373	30,507

		6,784,343

UNITED STATES (51.7%)
Advertising (0.1%)
Omnicom Group, Inc.	1,850	154,013

Aerospace & Defense (1.1%)
Boeing Co. (The)	7,550	588,372
General Dynamics Corp.	450	28,791
Lockheed Martin Corp.	5,575	418,850
Northrop Grumman Corp.	13,625	930,451
Raytheon Co.	11,350	520,284

		2,486,748

Agricultural Operations (0.2%)
Archer-Daniels-Midland Co.	9,000	302,850
Seaboard Corp.	35	55,790

		358,640

Apparel (0.3%)
Coach, Inc. (b)	2,900	100,282
Nike, Inc., Class B	6,400	544,640
Skechers U.S.A., Inc. (b)	1,200	29,916
Steven Madden Ltd.	500	17,750

		692,588

Auto Parts & Equipment (0.1%)
Arvinmeritor, Inc.	1,500	22,365
AutoNation, Inc. (b)	2,800	60,340
AutoZone, Inc. (b)	750	74,768
CSK Auto Corp. (b)	5,700	79,059
Lear Corp.	2,100	37,233
TRW Automotive Holdings Corp. (b)	2,000	46,600

		320,365

Broadcast Media & Cable Television (1.2%)
CBS Corp., Class B	21,650	519,167
E.W. Scripps Co., Class A	9,000	402,390
News Corp., Class A	56,550	939,296
Sinclair Broadcast Group, Inc., Class A	5,500	44,825
Time Warner, Inc.	1,600	26,864
Viacom, Inc. Class B (b)	18,500	717,800

		2,650,342

Building - Residential & Commercial (0.2%)
Lennar Corp., Class A	5,250	316,995
NVR, Inc. (b)	100	73,895

		390,890

Business Services (0.8%)
Acxiom Corp.	2,800	72,352
Catalina Marketing Corp.	2,700	62,370
Ceridian Corp. (b)	2,950	75,078
CSG Systems International, Inc. (b)	200	4,652
eBay, Inc. (b)	16,800	656,208
Equifax, Inc.	700	26,068
Fair Issac Corp.	1,750	69,335
FedEx Corp.	4,500	508,230
Global Payment, Inc.	1,400	74,214
Intrado, Inc. (b)	2,000	51,960
Quanta Services, Inc. (b)	3,500	56,070
Spherion Corp. (b)	3,300	34,320
Sykes Enterprises, Inc. (b)	5,400	76,572
TeleTech Holdings, Inc. (b)	1,700	18,887

		1,786,316

Capital Goods (0.0%)
Diebold, Inc.	200	8,220
PerkinElmer, Inc.	2,400	56,328
Stanley Works (The)	500	25,330

		89,878

Chemicals & Diversified (0.8%)
Air Products & Chemicals, Inc.	9,100	611,429
Dow Chemical Co.	400	16,240
Grace (W.R.) & Co. (b)	900	11,970
Innospec, Inc.	800	20,504
Nalco Holding Co. (b)	8,200	145,140
Praxair, Inc.	9,600	529,440
Rohm & Haas Co.	8,400	410,508

		1,745,231

Communication Equipment (1.4%)
CommScope, Inc. (b)	600	17,130
Corning, Inc. (b)	30,100	809,991
InterDigital Communications Corp. (b)	1,400	34,328

Motorola, Inc.	46,725	1,070,470
QUALCOMM, Inc.	18,200	921,102
Tellabs, Inc. (b)	12,700	201,930

		3,054,951

Computer Equipment (1.7%)
Advanced Digital Information Corp. (b)	400	3,512

Apple Computer, Inc. (b)	5,000	313,600
Arrow Electronics, Inc. (b)	2,200	70,994
Avnet, Inc. (b)	5,450	138,321
Cirrus Logic, Inc. (b)	4,000	33,920
Dell, Inc. (b)	10,100	300,576
EMC Corp. (b)	24,900	339,387
Hewlett-Packard Co.	30,425	1,000,983
International Business Machines Corp.	16,600	1,369,002
Juniper Networks, Inc. (b)	9,700	185,464
Western Digital Corp. (b)	3,900	75,777

		3,831,536

Computer Software & Services (3.0%)
Affiliated Computer Services, Inc., Class A (b)	8,250	492,195
Aspen Technology, Inc. (b)	1,900	24,035
Black Box Corp.	1,500	72,075
BMC Software, Inc. (b)	7,400	160,284
Cadence Design Systems, Inc. (b)	4,100	75,809
Cisco Systems, Inc. (b)	52,800	1,144,176
Computer Sciences Corp. (b)	1,300	72,215
Compuware Corp. (b)	9,000	70,470
EarthLink, Inc. (b)	4,600	43,930
Emulex Corp. (b)	4,500	76,905
EPIQ Systems, Inc. (b)	2,600	49,400
Google, Inc., Class A (b)	900	351,000
infoUSA, Inc.	500	6,490
Microsoft Corp.	84,800	2,307,407
NCR Corp. (b)	3,400	142,086
Novell, Inc. (b)	3,000	23,040
NVIDIA Corp. (b)	1,200	68,712
Oracle Corp. (b)	83,875	1,148,249
SonicWALL, Inc. (b)	2,700	19,143
Sybase, Inc. (b)	6,725	142,032
Synopsys, Inc. (b)	2,400	53,640
TriZetto Group, Inc. (The) (b)	5,400	94,986
Unisys Corp. (b)	6,000	41,340

		6,679,619

Conglomerates (0.8%)
Johnson Controls, Inc.	7,400	561,882
Tyco International Ltd.	32,600	876,288
United Technologies Corp.	6,800	394,196

		1,832,366

Construction & Building Materials (0.4%)
Caterpillar, Inc.	4,100	294,421
Centex Corp.	2,000	123,980
Deere & Co.	4,700	371,535
LSI Industries, Inc.	400	6,816
Sherwin Williams Co.	1,475	72,924
Texas Industries, Inc.	600	36,294
USG Corp. (b)	875	83,090

		989,060

Consumer Products (1.1%)
Black & Decker Corp.	850	73,857
Church & Dwight, Inc.	1,400	51,688
Colgate-Palmolive Co.	100	5,710
Fortune Brands, Inc.	100	8,063
Furniture Brands International, Inc.	2,200	53,922
Kellwood Co.	800	25,112
Kimberly-Clark Corp.	9,575	553,435
Newell Rubbermaid, Inc.	2,800	70,532
Playtex Products, Inc. (b)	3,000	31,410
Procter & Gamble Co.	24,450	1,408,809
Smurfit-Stone Container Corp. (b)	10,400	141,128
Whirlpool Corp.	800	73,176

		2,496,842

Containers & Packaging (0.0%)
Crown Holdings, Inc. (b)	1,100	19,514
Graphic Packaging Corp. (b)	8,700	18,009
Silgan Holdings, Inc.	1,400	56,238

		93,761

Diversified Manufacturing Operations (0.4%)
Danaher Corp.	5,100	324,105
Illinois Tool Works, Inc.	1,700	163,727

Ingersoll-Rand Co.	5,200	217,308
SPX Corp.	2,000	106,840
Teleflex, Inc.	2,625	188,029

		1,000,009

Drugs (2.9%)
Abbott Laboratories	14,200	603,074
Adolor Corp. (b)	2,300	54,740
Alpharma, Inc., Class A	200	5,364
Amgen, Inc. (b)	18,900	1,374,974
Amylin Pharmaceuticals, Inc. (b)	700	34,265
Barr Pharmaceuticals, Inc. (b)	3,000	188,940
CV Therapeutics, Inc. (b)	300	6,624
Cypress Bioscience (b)	3,800	23,940
Eli Lilly & Co.	16,600	917,980
Endo Pharmaceuticals Holdings, Inc. (b)	2,250	73,823
Illumina, Inc. (b)	2,400	57,000
Johnson & Johnson, Inc.	16,500	977,129
King Pharmaceuticals, Inc. (b)	4,250	73,313
Kos Pharmaceuticals, Inc. (b)	1,650	78,821
Martek Biosciences Corp. (b)	200	6,566
Medicis Pharmaceutical Corp., Class A	3,600	117,360

Merck & Co., Inc.	11,025	388,411
Mgi Pharma, Inc. (b)	600	10,500
Myogen, Inc. (b)	1,000	36,230
Nektar Therapeutic (b)	1,600	32,608
Neurometrix, Inc. (b)	200	7,788
OSI Pharmaceuticals, Inc. (b)	2,800	89,880
Pfizer, Inc.	50,850	1,267,181
Theravance, Inc. (b)	1,300	36,452
United Therapeutics Corp. (b)	400	26,512
Vertex Pharmaceuticals, Inc. (b)	600	21,954
Watson Pharmaceutical, Inc. (b)	1,400	40,236

		6,551,665

Electrical Equipment (1.8%)
Eaton Corp.	5,700	415,929
EMCOR Group, Inc. (b)	1,100	54,626
Energizer Holdings, Inc. (b)	1,400	74,200
General Electric Co.	100,300	3,488,434

		4,033,189

Electrical Services (1.7%)
American Electric Power Co., Inc.	400	13,608
Black Hills Corp.	1,100	37,400
CMS Energy Corp. (b)	11,600	150,220
Consolidated Edison, Inc.	2,000	87,000
Constellation Energy Group, Inc.	3,900	213,369
Dominion Resources, Inc.	6,400	441,792
Duke Energy Corp.	21,950	639,842
Edison International	11,175	460,187
FirstEnergy Corp.	3,050	149,145
Florida Power & Light, Inc.	1,500	60,210
Northeast Utilities	8,600	167,958
NorthWestern Corp.	1,600	49,824
Pinnacle West Capital Corp.	3,700	144,670
PPL Corp.	11,300	332,220
Scana Corp.	2,500	98,100
Sempra Energy	1,525	70,852
Superior Essex, Inc. (b)	200	5,088
TXU Corp.	6,200	277,512
Xcel Energy, Inc.	20,300	368,445

		3,767,442

Electronics (0.2%)
Coherent, Inc. (b)	2,300	80,753
Lam Research Corp. (b)	3,800	163,400
Mettler Toledo International, Inc. (b)	300	18,102
MTS Systems	2,500	104,575
Omnivision Technologies (b)	3,700	111,740
Sanmina-SCI Corp. (b)	14,100	57,810
Solectron Corp. (b)	400	1,600

		537,980

Financial (4.4%)
Affiliated Managers Group, Inc. (b)	675	71,962
American Capital Strategies Ltd.	2,050	72,078
American Express Co.	11,467	602,591
AmeriCredit Corp. (b)	6,075	186,685
Ameriprise Financial, Inc.	1,600	72,096
CharterMac	900	18,270
CIT Group, Inc.	8,900	476,328
Citigroup, Inc.	54,300	2,564,588
CompuCredit Corp. (b)	1,925	70,859
Countrywide Credit Industries, Inc.	10,800	396,360
E*TRADE Financial Corp. (b)	4,400	118,712
Fannie Mae	1,800	92,520
Federal Agricultural Mortgage Corp.,	3,800	111,796
Class C
Federated Investors, Inc.	2,500	97,625
Franklin Resources, Inc.	2,500	235,600
Freddie Mac	10,100	616,100
Golden West Financial Corp.	4,050	274,995
Goldman Sachs Group, Inc.	10,550	1,655,927
Legg Mason, Inc.	600	75,198
Lehman Brothers Holdings, Inc.	2,025	292,673
Mellon Financial Corp.	9,400	334,640
Merrill Lynch & Co., Inc.	1,400	110,264
Morgan Stanley	14,000	879,480
Radian Group, Inc.	1,150	69,288
Raymond James Financial, Inc.	2,300	67,988
Washington Mutual, Inc.	14,566	620,803

		10,185,426

Financial & Banks (3.3%)
A.G. Edwards, Inc.	1,000	49,860
BancFirst Corp.	2,300	100,280
Bank of America Corp.	58,550	2,666,366
Bank of New York Co., Inc.	11,400	410,856
Camden National Corp.	700	26,880
Capital One Financial Corp.	5,000	402,600
Commerce Bancshares, Inc.	300	15,501
Corus Bankshares, Inc.	600	35,664
Eurobancshares, Inc. (b)	2,900	34,191
FNB Corp.	800	27,184
Gold Banc Corp.	2,000	36,640
Great Southern Bancorp, Inc.	500	14,440
Heartland Financial USA, Inc.	1,300	30,680
Horizon Financial Corp.	700	17,892
KeyCorp	2,000	73,600
Marshall & Ilsley Corp.	500	21,790
PNC Financial Services Group	4,025	270,923
Simmons First National Corp., Class A	2,200	65,472
State Street Corp.	5,800	350,494
Suffolk Bancorp	1,400	48,580
SunTrust Banks, Inc.	800	58,208

Taylor Capital Group, Inc.	700	27,433
TCF Financial Corp.	3,500	90,125
U.S. Bancorp	46,900	1,430,450
Wachovia Corp.	5,646	316,447
Wells Fargo Co.	17,300	1,104,951

		7,727,507

Food & Beverage (1.4%)
Coca-Cola Co. (The)	32,300	1,352,401
Coca-Cola Enterprises, Inc.	12,700	258,318
Del Monte Foods Co.	9,500	112,670
General Mills, Inc.	5,250	266,070
Kellogg Co.	5,300	233,412
Kraft Foods, Inc.	13,700	415,247
M & F Worldwide Corp. (b)	1,600	22,848
Pilgrim’s Pride Corp.	400	8,668
SYSCO Corp.	13,100	419,855

		3,089,489

Funeral Services (0.0%)
Alderwoods Group, Inc. (b)	2,600	46,540

Healthcare (2.5%)
Bausch & Lomb, Inc.	4,100	261,170
Becton, Dickinson & Co.	300	18,474
Boston Scientific Corp. (b)	11,800	271,990
Charles River Laboratories International,	3,100	151,962
Inc. (b)
Coventry Health Care, Inc. (b)	1,312	70,822
Datascope Corp.	1,200	47,472
Gilead Sciences, Inc. (b)	100	6,222
Guidant Corp.	700	54,642
HCA-The Healthcare Co.	11,850	542,612
Health Net, Inc. (b)	300	15,246
LifeCell Corp. (b)	1,000	22,550
Magellan Health Services (b)	1,400	56,658
McKesson Corp.	9,150	476,990
Medco Health Solutions, Inc. (b)	2,800	160,216
Medtronic, Inc.	2,000	101,500
Mentor Corp.	1,000	45,310
PER-SE Technologies, Inc. (b)	2,300	61,318
Sepracor, Inc. (b)	9,700	473,457
UnitedHealth Group, Inc.	5,575	311,420
WellPoint, Inc. (b)	14,500	1,122,734
Wyeth	22,200	1,077,143
Zimmer Holdings, Inc. (b)	4,000	270,400

		5,620,308

Hotels & Motels (0.2%)
Hilton Hotels Corp.	2,800	71,288
Host Marriott Corp.	16,800	359,520
Marriott International, Inc., Class A	500	34,300
Starwood Hotels & Resorts Worldwide,	800	54,184
Inc.
Vail Resorts, Inc. (b)	1,100	42,042

		561,334

Household Furnishing & Appliances (0.1%)
JAKKS Pacific, Inc. (b)	300	8,022
Kimball International, Inc., Class B	2,200	33,088
Maytag Corp.	1,000	21,330
Mohawk Industries, Inc. (b)	3,000	242,160

		304,600

Human Resources (0.1%)
Administaff, Inc.	1,000	54,360

AMN Healthcare Services, Inc. (b)	3,500	65,520

		119,880

Industrial Goods & Services (0.1%)
Clean Harbors, Inc. (b)	500	14,835
Fuller (H. B.) Co.	2,200	112,948
Kaman, Class A	2,400	60,384
Nordson Corp.	2,400	119,664

		307,831

Insurance (3.0%)
ACE Ltd.	4,100	213,241
Aetna, Inc.	23,550	1,157,246
AFLAC, Inc.	2,500	112,825
Allstate Corp. (The)	100	5,211
AMBAC Financial Group, Inc.	9,500	756,200
American Financial Group, Inc.	1,600	66,576
American International Group, Inc.	6,000	396,540
AmerUs Group Co.	300	18,072
Argonaut Group, Inc. (b)	700	24,885
Assurant, Inc.	7,700	379,225
Chubb Corp. (The)	2,750	262,460
CIGNA Corp.	1,950	254,709
Conseco, Inc. (b)	1,300	32,266
Fremont General Corp.	1,900	40,964
Genworth Financial, Inc., Class A	13,200	441,276
Great American Financial Resources, Inc.	2,200	43,406
Hartford Financial Services Group, Inc.	10,100	813,555

LandAmerica Financial Group, Inc.	400	27,140
Lincoln National Corp.	1,500	81,885
MBIA, Inc.	5,200	312,676
MetLife, Inc.	1,400	67,718
Navigators Group, Inc. (The) (b)	500	24,800
ProAssurance Corp. (b)	500	26,000
Protective Life Corp.	600	29,844
Prudential Financial, Inc.	3,900	295,659
St. Paul Travelers Cos., Inc.	5,100	213,129
W.R. Berkley Corp.	8,600	499,316
XL Capital Ltd., Class A	1,900	121,809

		6,718,633

Leisure & Amusements (0.2%)
Carnival Corp.	7,200	341,064
Dover Downs Gaming & Entertainment, Inc.	100	2,176
Escalade, Inc.	1,300	14,417

		357,657

Machinery (0.3%)
AGCO Corp. (b)	400	8,296
Cummins, Inc.	700	73,570
Cymer, Inc. (b)	1,500	68,160
Flowserve Corp. (b)	2,700	157,518
Imation Corp.	2,400	102,984
Parker-Hannifin Corp.	800	64,488
Terex Corp. (b)	2,400	190,176
Toro Co. (The)	1,000	47,750

		712,942

Medical Products (0.5%)
Baxter International, Inc.	13,400	520,054
Bruker BioSciences Corp. (b)	15,400	83,160
Cooper Co., Inc. (The)	900	48,627
DJ Orthopedics, Inc. (b)	1,600	63,616
MedImmune, Inc. (b)	1,600	58,528

NMT Medical, Inc. (b)	1,200	19,416
St. Jude Medical, Inc. (b)	6,500	266,500

		1,059,901

Metals & Mining (0.7%)
Alcoa, Inc.	15,300	467,568
Century Aluminum Co. (b)	1,300	55,185
Cleveland-Cliffs, Inc.	850	74,052
Commercial Metals Co.	1,000	53,490
Freeport-McMoran Copper & Gold,	1,350	80,690
Inc., Class B
Phelps Dodge Corp.	3,600	289,908
Quanex Corp.	300	19,989
Reliance Steel & Aluminum Co.	850	79,832
Southern Copper Corp.	900	76,032
Stillwater Mining Co. (b)	3,000	49,380
United States Steel Corp.	4,900	297,332

		1,543,458

Office Equipment & Services (0.1%)
CompX International, Inc.	800	12,920
Marlin Business Services, Inc. (b)	1,400	30,940
Standard Register Co. (The)	6,500	100,750

		144,610

Oil & Gas (4.6%)
Anadarko Petroleum Corp.	4,200	424,242
Apache Corp.	4,400	288,244
Baker Hughes, Inc.	2,400	164,160
Burlington Resources, Inc.	4,650	427,382
ChevronTexaco Corp.	12,200	707,234
Clayton Williams Energy, Inc. (b)	2,200	90,024
ConocoPhillips	13,600	858,840
Devon Energy Corp.	1,000	61,170
Dynegy, Inc. (b)	8,000	38,400
EOG Resources, Inc.	4,300	309,600
Exxon Mobil Corp.	59,900	3,645,513
Forest Oil Corp. (b)	1,000	37,180
Frontier Oil Corp.	900	53,415
Giant Industries, Inc. (b)	200	13,908
Global Industries Ltd. (b)	2,100	30,429
Halliburton Co.	6,100	445,422
Helmerich & Payne, Inc.	300	20,946
Holly	200	14,824
Kerr-Mcgee Corp.	200	19,096
Marathon Oil Corp.	3,875	295,159
Mariner Energy, Inc. (b)	809	16,593
NICOR, Inc.	2,600	102,856
Occidental Petroleums Corp.	9,650	894,072
Plains Exploration & Product (b)	2,400	92,736
Rowan Cos., Inc.	2,900	127,484
Schlumberger Ltd.	700	88,599
Todco, Class A	600	23,646
Tronox, Inc. (b)	40	685
Valero Energy Corp.	13,500	807,030
Veritas DGC, Inc. (b)	2,700	122,553
Weatherford International Ltd. (b)	5,100	233,325
World Fuel Services Corp.	600	24,264
XTO Energy, Inc.	3,700	161,209

		10,640,240

Paper & Forest Products (0.1%)
International Paper Co.	1,800	62,226
Louisiana-Pacific Corp.	2,400	65,280

		127,506

Pharmaceuticals (0.2%)
Alexion Pharmaceuticals, Inc. (b)	800	28,336
Alkermes, Inc. (b)	600	13,230
AmerisourceBergen Corp.	1,500	72,405
AVANIR Pharmaceuticals (b)	1,500	21,930
Cubist Pharmaceuticals, Inc. (b)	900	20,673
ICOS Corp. (b)	400	8,820
Inhibitex, Inc. (b)	700	5,082
Isis Pharmaceuticals, Inc. (b)	3,900	35,139
Nastech Pharmaceutical Co., Inc. (b)	1,200	21,600
Neurocrine Biosciences, Inc. (b)	200	12,908
Progenics Pharmaceuticals, Inc. (b)	400	10,596
Renovis, Inc. (b)	700	14,924
Teva Pharmaceutical Industries Ltd.	5,850	240,903
Viropharma, Inc. (b)	700	8,890

		515,436

Printing & Publishing (0.7%)
American Greetings Corp., Class A	2,400	51,888
Gannett Co., Inc.	16,400	982,688
John Wiley & Sons, Inc.	1,425	53,936
McGraw-Hill Cos., Inc. (The)	4,825	278,017
Meredith Corp.	1,100	61,369
R.H. Donnelley Corp. (b)	700	40,761
R.R. Donnelley & Sons Co.	2,225	72,802

		1,541,461

Railroads (1.0%)
Burlington Northern Santa Fe Corp.	2,550	212,492
CSX Corp.	10,800	645,840
Norfolk Southern Corp.	24,150	1,305,790

		2,164,122

Real Estate (0.3%)
CBL & Associates Properties, Inc.	1,625	68,981
General Growth Properties, Inc.	1,425	69,640
Mack-Cali Realty Corp.	1,000	48,000
Mills Corp. (The)	300	8,400
ProLogis	1,100	58,850
Simon Property Group, Inc.	4,175	351,284
Ventas, Inc.	675	22,397

		627,552

Real Estate Investment Trusts (0.4%)
American Home Mortgage Investment Corp.	1,100	34,331
Anthracite Capital, Inc.	5,200	57,096
Apartment Investment & Management Co.	2,700	126,630
Arbor Realty Trust, Inc.	600	16,194
Boykin Lodging Co. (b)	2,600	29,354
Brandywine Realty Trust	300	9,528
Centracore Properties Trust	1,000	25,050
Colonial Properties Trust	1,400	70,182
Columbia Equity Trust, Inc.	3,200	56,256
Cousins Properties, Inc.	2,700	90,261
Heritage Property Investment	600	23,754
Mid-America Apartment Communities, Inc.	1,900	104,025
New Century Financial Corp.	1,100	50,622
Ramco-Gershenson Properties Trust	2,200	66,594
Sunstone Hotel Investors, Inc.	2,600	75,322
Winston Hotels, Inc.	2,400	27,288

		862,487

Restaurants (0.4%)
Darden Restaurants, Inc.	1,550	63,597
Luby’s Cafeteria, Inc. (b)	4,200	52,458
McDonald’s Corp.	19,750	678,610

		794,665

Retail (2.6%)
Abercrombie & Fitch Co.	3,900	227,370
American Eagle Outfitters Ltd.	1,900	56,734
Barnes & Noble, Inc.	4,000	185,000
Blair Corp.	2,100	86,961
Claire’s Stores, Inc.	2,050	74,436
Costco Wholesale Corp.	1,800	97,488
CVS Corp.	6,600	197,142
Dollar General Corp.	700	12,369
Family Dollar Stores, Inc.	500	13,300
Federated Department Stores, Inc.	1,100	80,300
Foot Locker, Inc.	1,800	42,984
Home Depot, Inc.	26,400	1,116,719
J.C. Penney Co., Inc.	3,950	238,620
Jones Apparel Group, Inc.	1,600	56,592
Kohl’s Corp. (b)	11,400	604,314
Kroger Co. (The) (b)	11,350	231,086
Longs Drug Stores Corp.	1,000	46,280
Lowe’s Cos., Inc.	10,800	695,951
Nordstrom, Inc.	3,400	133,212
Pathmark Stores, Inc. (b)	2,800	29,288
Payless ShoeSource, Inc. (b)	4,700	107,583
Rite Aid Corp. (b)	6,200	24,800
Ross Stores, Inc.	200	5,838
Safeway, Inc.	6,900	173,328
Staples, Inc.	15,700	400,664
SUPERVALU, INC.	2,375	73,198
Target Corp.	7,800	405,678
Wal-Mart Stores, Inc.	8,700	410,988
WESCO International, Inc. (b)	1,100	74,811
Wilsons The Leather Experts, Inc. (b)	1,000	3,900
Yum! Brands, Inc.	800	39,088

		5,946,022

Semiconductors (1.3%)
Altera Corp. (b)	13,400	276,576
Applied Materials, Inc.	9,100	159,341
Broadcom Corp., Class A (b)	7,500	323,700
Freescale Semiconductor, Inc., Class B (b)	2,550	70,814
Intel Corp.	31,175	603,236
Intersil Holding Corp., Class A	1,400	40,488
Linear Technology Corp.	7,400	259,592
LSI Logic Corp. (b)	9,300	107,508
Maxim Integrated Products, Inc.	1,800	66,870
National Semiconductor Corp.	2,700	75,168
ON Semiconductor Corp. (b)	5,000	36,300
Texas Instruments, Inc.	15,500	503,285
TriQuint Semiconductor, Inc. (b)	3,100	15,252
Xilinx, Inc.	11,300	287,698

		2,825,828

Steel (0.1%)
Nucor Corp.	1,775	186,002
Steel Dynamics, Inc.	1,500	85,095

		271,097

Technology (0.1%)
Intergraph Corp. (b)	2,600	108,316
Micrel, Inc. (b)	4,100	60,762

		169,078

Telecommunications (1.6%)
AT&T, Inc.	47,625	1,287,780
Bellsouth Corp.	4,900	169,785
Dobson Communications Corp., Class A (b)	8,000	64,160
EchoStar Communications Corp., Class A (b)	2,600	77,662
Level 3 Communications, Inc. (b)	5,200	26,936
Sprint Corp.	26,150	675,716
TALK America Holdings, Inc. (b)	1,900	16,207
Verizon Communications, Inc.	40,718	1,386,855

		3,705,101

Tire & Rubber (0.0%)
Goodyear Tire & Rubber Co. (The) (b)	5,500	79,640

Tobacco (1.0%)
Altria Group, Inc.	27,700	1,962,822
Loews Corp - Carolina Group	1,475	69,723
Reynolds American, Inc.	2,500	263,750

		2,296,295

Transportation Services (0.1%)
CNF, Inc.	600	29,964
Continental Airlines, Class B (b)	2,300	61,870
Laidlaw International, Inc.	3,000	81,600
Maritrans, Inc.	600	14,658
Sabre Holdings, Inc.	3,100	72,943

		261,035

Waste Management (0.1%)
Waste Management, Inc.	3,350	118,255

		116,989,367

Total Common Stocks		142,038,692

Commercial Paper (10.6%)
Financial Services (10.6%)
Allied Irish Bank, 4.80%, 05/24/06	1,250,000	1,241,438
Amsterdam Funding Corp., 4.60%, 04/10/06	1,000,000	999,050
Anz (Delaware), Inc., 4.80%, 05/30/06	1,000,000	992,360
Bank of Ireland, 4.58%, 04/24/06	1,250,000	1,246,338
BNP Paribas, 4.54%, 04/10/06	1,500,000	1,498,605
Cafco LLC, 4.65%, 04/17/06	1,000,000	997,933
Concord Minutemen, 4.55%, 04/10/06	1,500,000	1,498,575
DNB Nor Bank ASA, 4.54%, 04/10/06	1,250,000	1,248,581
Fairway Finance Corp., 4.71%, 04/20/06	1,500,000	1,496,580
HBOS Treasury Services PLC, 4.51%, 04/03/06	1,500,000	1,499,999
KFW International Finance, 4.47%, 04/03/06	1,250,000	1,250,000
Merrill Lynch & Co., Inc., 4.75%, 04/28/06	1,500,000	1,495,005
Nordea North America, Inc., 4.64%, 05/04/06	750,000	746,903
Ranger Funding Co. LLC, 4.56%, 04/05/06	1,250,000	1,249,367
Royal Bank of Scotland PLC, 4.48%, 04/07/06	1,250,000	1,249,338
Sheffield Receivables, 4.73%, 04/21/06	1,000,000	997,590
Skandinaviska Enskilda Bank, 4.66%, 05/04/06	1,500,000	1,493,805

Societe Generale North America, Inc., 4.71%, 05/02/06	1,500,000	1,494,240
Ticonderoga Funding LLC, 4.61%, 04/07/06	1,250,000	1,249,325

Total Commercial Paper		23,945,032

Corporate Bonds (9.1%)
Aerospace & Defense (0.1%)
General Dynamics Corp., 2.13%, 05/15/06	165,000	164,491

Auto Related (0.6%)
Breed Technologies, Inc., 0.00%, 04/15/08 (e) (g)	125,000	0
Carmax Auto Owner Trust, 4.13%, 05/15/09	885,000	874,391
Carmax Auto Owner Trust, 4.21%, 01/15/10	335,000	329,850
General Motors Acceptance Corp., 6.88%, 08/28/12	40,000	36,900

		1,241,141

Banks (1.1%)
Commonwealth Bank of Australia, 6.02%, 03/15/16 (h)	325,000	316,614
HBOS PLC, 6.41%, 10/01/35 (d) (h)	200,000	190,379
Industrial Bank of Korea, 4.00%, 05/19/14 (d)	180,000	170,484
Korea First Bank, 7.27%, 03/03/34 (d)	165,000	177,122
RBS Capital Trust I, 4.71%, 07/01/13 (h)	115,000	106,490
Shinhan Bank, 5.66%, 03/02/35	180,000	170,769
Shinsei Finance 11, 0.00%, 07/25/16	225,000	223,673
Suntrust Bank, 2.50%, 11/01/06	275,000	270,617
United Overseas Bank Ltd., 5.38%, 09/03/19 (d)	275,000	264,955
Wachovia Capital Trust III, 5.80%, Callable 03/15/2011	340,000	334,043
Woori Bank, 5.75%, 03/13/14 (d)	160,000	159,839

		2,384,985

Broadcast Media & Cable Television (0.3%)
Cablevision Systems Corp., 8.00%, 04/15/12	25,000	24,375
Charter Communications LLC, 8.00%, 04/30/12 (d)	30,000	29,850
Comcast Corp., 6.50%, 01/15/15	225,000	230,528
Comcast Corp., 5.90%, 03/15/16	70,000	68,648
Comcast Corp., 4.95%, 06/15/16	30,000	27,339
DIRECTV Holdings/Finance, 6.38%, 06/15/15	25,000	24,688
Echostar DBS Corp., 6.38%, 10/01/11	35,000	34,213
Echostar DBS Corp., 7.13%, 02/01/16	10,000	9,838
News America, Inc., 8.88%, 04/26/23	100,000	119,094
News America, Inc., 6.20%, 12/15/34	145,000	135,794

		704,367

Building - Residential / Commercial (0.0%)
Beazer Homes USA, Inc., 6.88%, 07/15/15	30,000	28,500
D.R. Horton, Inc., 8.50%, 04/15/12	30,000	31,825
D.R. Horton, Inc., 5.25%, 02/15/15	20,000	18,231

		78,556

Casino Hotels (0.0%)
MGM Mirage, Inc., 5.88%, 02/27/14	35,000	32,988

Chemicals (0.0%)
Huntsman LLC, 11.50%, 07/15/12	30,000	34,500
Polyone Corp., 10.63%, 05/15/10	15,000	16,238

		50,738

Commercial Services (0.0%)
Iron Mountain, Inc., 6.63%, 01/01/16	35,000	32,900

Computer Services (0.3%)
Cisco Systems, Inc., 5.25%, 02/22/11	395,000	391,629
Computer Associates, Inc., 5.63%, 12/01/14 (d)	195,000	187,704
Sungard Data Systems, Inc., 9.13%, 08/15/13 (d)	30,000	31,725
UGS Corp., 10.00%, 06/01/12	45,000	49,500

		660,558

Construction Equipment (0.1%)
CNH Equipment Trust, 4.27%, 01/15/10	125,000	123,012

Containers (0.0%)
Crown Americas, Inc., 7.75%, 11/15/15 (d)	15,000	15,563
Graphic Packaging International, Inc., 8.50%, 08/15/11	25,000	24,750
Owens-Brockway Glass Container, 8.25%, 05/15/13 (d)	30,000	31,350

		71,663

Diversified Manufacturing Operations (0.1%)
Hutchinson Whamp International Ltd., 6.25%, 01/24/14 (d)	130,000	131,890
Hutchinson Whamp International Ltd., 7.45%, 11/24/33 (d)	145,000	158,160

		290,050

Diversified Minerals (0.1%)
Teck Cominco Ltd., 6.13%, 10/01/35	120,000	112,901

Electrical Services (0.7%)
Alabama Power Co., 2.80%, 12/01/06	130,000	127,931
Appalachian Power Co., 5.80%, 10/01/35	110,000	101,541
Dominion Resources, Inc., 8.13%, 06/15/10	50,000	54,294
Dominion Resources, Inc., 5.00%, 03/15/13	195,000	184,664
Dominion Resources, Inc., 7.20%, 09/15/14	95,000	102,287
Dominion Resources, Inc., 5.15%, 07/15/15	120,000	112,714
FPL Group Capital, Inc., 7.63%, 09/15/06	215,000	217,105
GE Equipment Small Ticket LLC, 4.38%, 07/22/09	200,000	197,397
MidAmerican Energy Holdings, 6.13%, 04/01/36	200,000	195,782
Nisource Finance Corp., 5.45%, 09/15/20	215,000	199,304
Pacificorp, 4.30%, 09/15/08	125,000	122,096

		1,615,115

Electronics - Military (0.0%)
L-3 Communications Corp, 5.88%, 01/15/15	15,000	14,288

Environmental (0.0%)
Allied Waste North America, Inc., 6.13%, 02/15/14	20,000	19,000

Financial Products/Services (2.3%)
American General Finance Corp., 3.00%, 11/15/06	315,000	310,853
American General Finance Corp., 4.50%, 11/15/07	330,000	326,367
Arch Western Finance, 6.75%, 07/01/13	25,000	24,813
Associates Corporation of North America, 6.95%, 11/01/18	100,000	111,145
Capital One Financial, 8.75%, 02/01/07	375,000	385,036
Ford Motor Credit Co., 6.17%, 01/15/10	15,000	13,572
Ford Motor Credit Co., 7.25%, 10/25/11	25,000	22,781
Goldman Sachs Capital I, 6.35%, 02/15/34	130,000	128,916
Goldman Sachs Group, Inc., 5.35%, Short 1ST Coupon 01/15/16	250,000	241,465
HSBC Finance Cap Trust IX, 5.91%, 11/30/35	200,000	196,227
International Lease Finance Corp,, 4.88%, 09/01/10	115,000	111,803
Kinder Morgan Finance, 5.70%, 01/05/16	410,000	399,443
Mizuho JGB Investment, 9.87%, 06/30/08 (d) (h)	190,000	206,279
Mizuho Preferred Capital, 8.79%, 06/30/08 (d) (h)	310,000	329,633
Morgan Stanley, 5.38%, 10/15/15	375,000	363,219
Residential Capital Corp., 6.13%, 11/21/08	315,000	315,505
Residential Capital Corp., 6.38%, 06/30/10	685,000	690,082
Service Corp. International, 6.75%, 04/01/16	30,000	29,700
Temasek Financial I Ltd., 4.50%, 09/21/15 (d)	300,000	278,680
Washington Mutual Preferred Funding, 6.53%, 03/15/11 (h)	200,000	193,804
Zurich Finanical Services AG, 6.45%, 12/15/65 (d)	280,000	269,424

		4,948,747

Healthcare (0.0%)
HCA, Inc., 6.38%, 01/15/15	20,000	19,466

Home Furnishings (0.0%)
Sealy Mattress Co., 8.25%, 06/15/14	30,000	31,350

Hotels & Motels (0.0%)
Starwood Hotels & Resorts, 7.38%, 11/15/15	35,000	37,800
Vail Resorts, Inc., 6.75%, 02/15/14	45,000	44,438

		82,238

Insurance (0.4%)
Axis Capital Holdings, 5.75%, 12/01/14	130,000	126,521
Axis Capital Holdings, 7.50%, 12/01/15	110,000	110,653
Endurance Specialty Holdings, 7.00%, 07/15/34	125,000	125,751
ING Groep NV, 5.78%, 12/08/15 (h)	240,000	233,456
Stingray Pass Through TR, 5.90%, 01/12/15	300,000	288,733

		885,114

Mining (0.0%)
Newmont Mining Corp., 5.88%, 04/01/35	120,000	112,187

Motor Vehicles (0.3%)
Daimler Chrysler NA Holding Corp, 5.88%, 03/15/11	550,000	547,534
Daimler Chrysler NA Holding Corp., 4.75%, 01/15/08	125,000	123,248
TRW Automotive, Inc., 9.38%, 02/15/13	41,000	44,331

		715,113

Office Supplies (0.0%)
Acco Brands Corp., 7.63%, 08/15/10	25,000	23,750

Oil & Gas (0.4%)
BP Capital Markets PLC, 2.75%, 12/29/06	205,000	201,683
Chesapeake Energy Corp., 6.50%, 08/15/17	20,000	19,750
Enterprise Production Operations, 5.00%, 03/01/15	175,000	162,367
Enterprise Production Operations, 6.65%, 10/15/34	125,000	124,206
Gazprom International SA, 5.63%, 07/22/13 (d)	110,000	108,075
Gazprom International SA, 7.20%, 02/01/20	305,000	318,573
Kinder Morgan Energy Partners, 7.40%, 03/15/31	60,000	65,751

		1,000,405

Paper & Forest Products (0.0%)
Georgia-Pacific Corp., 7.70%, 06/15/15	20,000	20,100

Pharmaceuticals (0.0%)
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	110,000	103,678

Private Corrections (0.0%)
Corrections Corp. of America, 6.25%, 03/15/13	10,000	9,838

Real Estate (0.1%)
Istar Financial, Inc., 5.80%, 03/15/11	160,000	159,183
SocGen Real Estate LLC, 7.64%, 09/30/07 (d) (h)	90,000	92,562

		251,745

Real Estate Investment Trusts (0.1%)
iStar Financial, Inc., 5.15%, 03/01/12	160,000	153,547

Semiconductors (0.0%)
Celestica, Inc., 7.88%, 07/01/11	25,000	25,500

Sovereign (0.5%)
Republic of Argentina, 8.28%, 12/31/33	64,708	63,576
Republic of Argentina, 4.01%, 08/03/12	175,000	143,063
Republic of Peru, 7.35%, 07/21/25	75,000	73,688
Russian Federation, 12.75%, 06/24/28	265,000	472,706
United Mexican States, 8.00%, 09/24/22	225,000	263,025

		1,016,058

Special Purpose Entity (0.9%)
Consolidated Communications Holdings, 9.75%, 04/01/12	15,000	15,900
Core Invest Grade Trust, 4.73%, 11/30/07	600,000	592,799
Deutsche Bank NY, 5.63%, 01/19/16	15,000	14,461
Fresenius Medical Capital Trust II, 7.88%, 02/01/08	45,000	46,125
ILFC E-Capital Trust I, 5.90%, 12/21/65 (d)	190,000	184,398
ILFC E-Capital Trust II, 6.25%, 12/21/65	100,000	95,837
Jostens, Inc., 7.63%, 10/01/12	15,000	14,813
Mantis Reef Ltd. II, 4.80%, 11/03/09 (d)	200,000	193,193
Mizuho Capital Investment 1 Ltd., 6.69%, 06/30/16 (h)	204,000	200,775
MUFG Capital Finance 1 Ltd., 6.35%, 07/25/16 (h)	280,000	275,531
Pricoa Global Funding I, 3.90%, 12/15/08 (d)	400,000	385,114

		2,018,946

Telecommunications (0.6%)
Advanced Micro Devices, Inc., 7.75%, 11/01/12	10,000	10,463
AT&T Wireless Services, Inc., 7.50%, 05/01/07	150,000	153,409
AT&T Wireless Services, Inc., 8.13%, 05/01/12	15,000	16,842
Bellsouth Corp., 4.20%, 09/15/09	370,000	355,014
Motorola, Inc., 7.50%, 05/15/25	165,000	188,971
Panamsat Corp., 9.00%, 08/15/14	15,000	15,788
Qwest Communications International, 8.25%, 02/15/09	20,000	20,450
Qwest Corp., 8.88%, 03/15/12	5,000	5,588
Rogers Wireless, Inc., 6.38%, 03/01/14	20,000	19,950
Sprint Capital Corp., 6.90%, 05/01/19	205,000	219,004
Sprint Capital Corp., 8.75%, 03/15/32	50,000	62,513
Tele-Communications, Inc., 7.88%, 08/01/13	30,000	32,930
Verizon Global Funding Corp., 5.85%, 09/15/35	225,000	201,812

		1,302,734

Transportation - Rail (0.1%)
BNSF Funding Trust I, 6.61%, 12/15/55	145,000	142,132

Total Corporate Bonds		20,459,401

Mortgage-Backed Securities (19.3%)
Federal Home Loan Mortgage Corporation (5.5%)
5.00%, 11/15/28	692,994	684,468
6.75%, 03/15/31	375,000	448,534
6.00%, 02/01/35	336,200	336,420
6.50%, 05/15/35	382,179	389,246
TBA, 5.50%, 05/15/33	8,150,000	7,948,793
TBA, 6.00%, 05/01/30	2,700,000	2,698,313

		12,505,774

Federal National Mortgage Association (6.2%)
6.63%, 11/15/30	30,000	35,198
6.50%, 02/01/35	464,388	473,827
7.00%, 02/01/35	134,866	138,895
TBA, 4.50%, 05/01/35	800,000	737,250
TBA, 5.00%, 05/01/36	2,950,000	2,806,188
TBA, 5.50%, 05/01/18	6,106,000	6,060,204
TBA, 5.50%, 05/01/33	1,018,000	992,550
TBA, 6.00%, 05/01/30	1,475,000	1,472,696
TBA, 6.50%, 05/01/30	1,350,000	1,375,101

		14,091,909

Financial Services (6.6%)
Americredit Automobile Receivables Trust, Series 04-BM, Class A4, 2.67%, 03/07/11	550,000	533,537
Americredit Automobile Receivables Trust, Series 04-DF, Class A3, 2.98%, 07/06/09	105,000	103,443
Bear Stearns Commercial Mortgage Securities, Series 04-PWR6, Class A4, 4.52%, 11/11/41	260,000	247,676
Bear Stearns Commercial Mortgage Securities, Series 05-PWR7, Class A3, 5.12%, 02/11/41	380,000	367,576
Bear Stearns Commercial Mortgage Securities, Series 05-T18, Class A4, 4.93%, 02/13/42	470,000	448,540
Capital Auto Receivables Asset Trust, Series 06-1, Class A3, 5.03%, 10/15/09	340,000	338,541
Capital One Master Trust, Series 01-BA, Class A, 4.60%, 08/17/09	420,000	418,829
Capital One Multi-Asset Execution Trust, Series 03-A4, Class A4, 3.65%, 07/15/11	520,000	501,781
Citicorp Mortgage Securities, Inc., Series 05-7, Class 1A1, 5.50%, 10/25/35	391,999	385,354
Countrywide Alternative Loan Trust, Series 04-28CB, Class 3A1, 6.00%, 01/25/35	811,885	806,049
Countrywide Asset-Backed Certificates, Series 03-5, Class MF1, 5.41%, 01/25/34	180,000	178,317

Countrywide Home Loans, Series 04-28R, Class A1, 5.50%, 08/25/33	980,751	968,291
CS First Boston Mortgage Securities Corp., Series 01-CK1, Class A3, 6.38%, 12/18/35	270,000	279,661
CS First Boston Mortgage Securities Corp., Series 03-29, Class 7A1, 6.50%, 12/25/33	135,278	136,014
CS First Boston Mortgage Securities Corp., Series 03-C4, Class A4, 5.14%, 08/15/36	480,000	467,921
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A3, 4.34%, 06/10/36	1,185,000	1,154,217
Greenwich Capital Commerical Funding Corp., Series 05-GG3, Class A4, 4.80%, 08/10/42	535,000	506,652
Greenwich Capital Commerical Funding Corp., Series 05-GG3, Class AJ, 4.86%, 08/10/42	535,000	505,106
Household Automotive Trust, Series 03-2, Class A4, 3.02%, 12/17/10	350,000	341,892
Indymac Index Mortgage Loan Trust, Series 04-AR7, Class A1, 5.02%, 09/25/34	288,237	290,587
LB-UBS Commercial Mortgage Trust, Series 05-C1, Class A4, 4.74%, 02/15/30	485,000	457,975
LB-UBS Commercial Mortgage Trust, Series 06-C1, Class A4, 5.16%, Cmo 02/15/31	250,000	242,203
MBNA Credit Card Master Note Trust, Series 03-A1, Class A1, 3.30%, 07/15/10	485,000	468,825
Morgan Stanley Capital I, Series 04-HQ3, Class A2, 4.05%, 01/13/41	390,000	372,347
Morgan Stanley Capital I, Series 05, Class IQ9, 4.70%, 07/15/56	265,000	249,838
Morgan Stanley Dean Witter Capital I, Series 03-HQ2, Class A2, 4.92%, 03/12/35	250,000	241,021
Onyx Acceptance Auto Trust, Series 03-D, Class A4, 3.20%, 03/15/10	140,000	138,115
Onyx Acceptance Auto Trust, Series 04-C, Class A4, 3.50%, 12/15/11	370,000	360,986
PSE&G Transition Funding LLC, Series 01-1, Class A6, 6.61%, 06/15/15	240,000	255,827
Residential Asset Securities Corp., Series 02-KS4, Class AIIB, 4.83%, 07/25/32	30,258	30,280
Residential Asset Securities Corp., Series 03 - KS5, Class AIIB, 4.87%, 07/25/33	60,285	60,369
Residential Asset Securities Corp., Series 03-KS7, Class AI3, 3.37%, 11/25/28	22,094	22,094

Special Underwriting & Residential Finance, Series 06-BC2, Class A2B, 5.57%, 02/25/37	750,000	749,999
Triad Auto Receivables Owner Trust, Series 03-B, Class A4, 3.20%, 12/13/10	235,000	229,867
Volkswagen Auto Lease Trust, Series 04-A, Class A3, 2.84%, 07/20/07	395,607	393,156
Volkswagen Auto Loan Enhanced Trust, Series 03-2, Class A4, 2.94%, 03/22/10	275,000	268,617

Wachovia Asset Securitization, Inc., Series 03-HE2, Class AII1, 4.84%, 07/25/33	141,895	142,213
Wachovia Bank Commercial Mortgage Trust, Series 05, Class C17, 5.08%, 03/15/42	550,000	530,423
Wells Fargo Mortgage Backed Securities, Series 05-11, Class 2A1, 5.50%, 11/25/35	399,357	392,624
WFS Financial Owner Trust, Series 03-4, Class A4, 3.15%, 05/20/11	175,527	172,232

		14,758,995

Government National Mortgage Association (1.0%)
TBA, 5.50%, 05/15/33	2,288,000	2,262,974

Total Mortgage-Backed Securities		43,619,652

U.S. Government Long-Term Obligations (3.5%)
U.S. Treasury Bills (0.0%)
4.25%, 04/27/06	40,000	39,900

U.S. Treasury Bonds (2.1%)
6.13%, 11/15/27	422,000	480,421
6.25%, 05/15/30	1,880,000	2,197,103
5.38%, 02/15/31	1,665,000	1,752,672
8.88%, 02/15/19 (c)	200,000	272,266

		4,702,462

U.S. Treasury Notes (1.4%)
2.75%, 06/30/06	80,000	79,631
2.38%, 08/15/06	1,180,000	1,169,721
2.88%, 11/30/06	25,000	24,678
3.88%, 07/31/07	60,000	59,238
4.50%, 02/15/09	45,000	44,610
4.50%, 02/28/11	445,000	438,516
4.13%, 05/15/15	200,000	188,992
4.50%, 11/15/15	685,000	664,718
4.50%, 02/15/16	610,000	593,273

		3,263,377

Total U.S. Government Long-Term Obligations		8,005,739

Cash Equivalents (7.3%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies, in a joint trading account at 4.53%, dated 03/31/06, due 04/03/06, repurchase price $16,484,174)	$16,477,954	16,477,954

Total Cash Equivalents		16,477,954

Total Investments (Cost $241,243,329) (a) - 112.8%		254,546,470
Liabilities in excess of other assets - (12.8)%		(28,872,383)

NET ASSETS - 100.0%		$225,674,087

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.
(c)	Pledged as collateral for futures.
(d)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
(e)	Bond in default.
(f)	Fair Valued Security.
(g)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.
(h)	Securities with perpetual maturity. First call date disclosed.

TBA	To Be Announced

At March 31, 2006 the Fund’s open futures contracts were as follows:

Number of Contracts	Contracts	Expiration	Market Value Covered by Contracts	Unrealized Appreciation (Depreciation)
Long Contracts:
36	U.S. Call 5yr Note	04/21/06	$563	$(3,479)
36	U.S. Put 5yr Note	04/21/06	5,063	1,021
2	Dow Jones Euro Stoxx 50	06/16/06	91,992	749
24	U.S. 5yr Note	06/30/06	2,506,500	(2,145)
50	U.S. 2yr Note	06/30/06	10,192,969	(9,659)
Total Long Contracts			$12,797,087	$(13,513)

Short Contracts:
15	Euro Bobl Future	06/08/06	$(2,000,569)	$8,669
1	Japanese 10yr Bond Future	06/09/06	(1,134,092)	10,113
4	U.S. 30yr Treasury Note	06/21/06	(436,625)	12,223
27	U.S. 10yr Treasury Note	06/21/06	(2,872,547)	17,299
Total Short Contracts			$(6,443,833	$48,304

At March 31, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australia Dollar	04/04/06	$58,997	$59,249	$(252)
Hong Kong Dollar	04/04/06	21,300	21,304	(4)
Japanese Yen	04/04/06	58,204	58,234	(30)
Norwegian Krone	04/04/06	117,562	118,204	(642)
Australia Dollar	05/11/06	97,333	93,821	3,512
Swiss Franc	05/11/06	114,463	114,784	(321)
Danish Kroner	05/11/06	297,867	300,780	(2,913)
Euro	05/11/06	1,384,441	1,394,595	(10,154)
British Sterling Pound	05/11/06	246,963	245,140	1,823
Japanese Yen	05/11/06	745,108	748,154	(3,046)
Norwegian Krone	05/11/06	464,542	475,208	(10,666)
Singapore Dollar	05/11/06	57,955	58,225	(270)

Total Short Contracts		$3,664,735	$3,687,698	$(22,963)

Long Contracts:
Swiss France	04/04/06	$114,034	$114,334	$300
Euro	04/04/06	65,372	65,495	124
British Sterling Pound	04/04/06	42,634	42,645	11
Swedish Krone	04/04/06	7,889	7,886	(3)
Australia Dollar	05/11/06	558,004	539,040	(18,964)
Swiss Franc	05/11/06	459,580	455,909	(3,671)
Danish Kroner	05/11/06	148,934	150,390	1,456
Euro	05/11/06	728,277	734,997	6,720
British Sterling Pound	05/11/06	463,449	457,315	(6,134)
Japanese Yen	05/11/06	431,044	432,621	1,577
Norwegian Krone	05/11/06	465,971	475,208	9,237
Singapore Dollars	05/11/06	125,639	126,333	694

Total Long Contracts		$3,610,827	$3,602,173	$(8,653)

The following is a summary of option activity for the period ended March 31, 2006, by the Fund (amounts in thousands):

Covered Call Options	Shares Subject To Contract	Premiums
Balance at beginning of period	0	$0
Options written	177	12
Options closed	(12)	3
Options expired	(93)	(7)
Options exercised	0	0
Options outstanding at end of period	72	$8

Gartmore Variable Insurance Trust

Gartmore GVIT Mid Cap Growth Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (98.4%)
Aerospace & Defense (3.5%)
L-3 Communications Holdings, Inc.	120,400	$10,329,116

Auction Houses & Art Dealers (0.9%)
Ritchie Brothers Auctioneers, Inc. ADR - CA	50,760	2,512,620

Banks (2.6%)
East West Bancorp, Inc.	98,000	3,777,900
Zions Bancorp	46,200	3,822,126

		7,600,026

Business Services (1.9%)
ChoicePoint, Inc. (b)	48,166	2,155,429
Corporate Executive Board Co. (The)	34,700	3,501,230

		5,656,659

Computer Software & Services (7.1%)
Factset Research Systems, Inc. (c)	94,950	4,211,033
Henry (Jack) & Associates, Inc. (c)	254,900	5,829,563
Intuit, Inc. (b)	71,500	3,803,085
Navteq Corp. (b)	64,800	3,282,120
Network Appliance, Inc. (b)	104,700	3,772,341

		20,898,142

Construction (3.6%)
Centex Corp.	48,400	3,000,316
D.R. Horton, Inc.	91,933	3,054,014
Florida Rock Industries	51,700	2,906,574
SCP Pool Corp. (c)	36,300	1,702,833

		10,663,737

Consumer & Commercial Services (4.7%)
Alliance Data Systems Corp. (b)	101,800	4,761,186
Dun & Bradstreet Corp. (b)	48,400	3,711,312
Heartland Payment Systems, Inc. (b) (c)	103,500	2,563,695
Rollins, Inc. (c)	136,350	2,759,724

		13,795,917

Consumer Products (6.2%)
Ball Corp.	54,200	2,375,586
Church & Dwight, Inc. (c)	62,600	2,311,192
Crocs, Inc. (b) (c)	114,610	2,882,442
Fortune Brands, Inc.	27,100	2,185,073
Gildan Activewear, Inc., Class A (b) (c)	84,700	4,024,944
Jarden Corp. (b) (c)	138,850	4,561,222

		18,340,459

Electronics (6.6%)
Flir Systems, Inc. (b) (c)	126,900	3,605,229
Jabil Circuit, Inc. (b)	90,500	3,878,830
MDU Resources Group, Inc.	99,900	3,341,655
Microchip Technology, Inc.	148,700	5,397,810
Multi-Fineline Electronix, Inc. (b) (c)	54,900	3,211,101

		19,434,625

Energy (1.3%)
Headwaters, Inc. (b) (c)	96,500	3,839,735

Financial Services (4.9%)
Affiliated Managers Group, Inc. (b) (c)	49,400	5,266,534
BlackRock, Inc. (c)	19,200	2,688,000
Investors Financial Services Corp. (c)	59,900	2,807,513
TD Ameritrade Holding Corp. (b)	179,200	3,739,904

		14,501,951

Gaming & Leisure (4.8%)
Penn National Gaming, Inc. (b)	188,500	7,950,930
Scientific Games Corp. (b)	78,800	2,768,244
Shuffle Master, Inc. (b) (c)	98,100	3,506,094

		14,225,268

Healthcare (3.7%)
Express Scripts, Inc. (b)	15,900	1,397,610
Patterson Cos., Inc. (b) (c)	54,100	1,904,320
Sepracor, Inc. (b)	49,600	2,420,976
St. Jude Medical, Inc. (b)	128,000	5,248,000

		10,970,906

Insurance (2.0%)
W.R. Berkley Corp.	101,400	5,887,284

Medical Products & Services (5.8%)
Biomet, Inc.	60,590	2,152,157
Dade Behring Holdings, Inc.	86,700	3,096,057
Fisher Scientific Int’l, Inc. (b)	50,800	3,456,940
Kinetic Concept, Inc. (b)	54,553	2,245,947
ResMed, Inc. (b) (c)	141,400	6,218,772

		17,169,873

Oil & Gas (9.4%)
EOG Resources, Inc.	71,000	5,112,000
Kinder Morgan, Inc.	60,800	5,592,992
Patterson-UTI Energy, Inc.	155,400	4,966,584
World Fuel Services Corp. (c)	141,200	5,710,128
XTO Energy, Inc.	144,830	6,310,243

		27,691,947

Pharmaceuticals (1.6%)
Barr Pharmaceuticals, Inc. (b)	59,100	3,722,118
Kos Pharmaceuticals, Inc. (b)	19,300	921,961

		4,644,079

Retail (7.6%)
Abercrombie & Fitch Co.	55,100	3,212,330
Bed, Bath & Beyond, Inc. (b)	75,200	2,887,680
Coach, Inc. (b)	122,000	4,218,760
Copart, Inc. (b) (c)	106,300	2,917,935
Office Depot, Inc. (b)	133,000	4,952,920
Williams Sonoma, Inc. (b)	101,100	4,286,640

		22,476,265

Scientific & Technical Instruments (0.8%)
Waters Corp. (b)	51,800	2,235,170

Security & Commodity Exchanges (0.2%)
Chicago Mercantile Exchange	1,000	447,500

Semiconductors (5.0%)
KLA-Tencor Corp.	7,600	367,536
Marvel Technology Group Ltd. (b)	134,200	7,260,220
MEMC Electronic Materials, Inc. (b)	82,400	3,042,208
QLogic Corp. (b)	176,700	3,419,145
Tessera Technologies, Inc. (b) (c)	17,201	551,808

		14,640,917

Telecommunications (8.8%)
ADC Telecommunications, Inc. (b)	234,000	5,988,060
Amdocs Ltd. ADR - GG (b)	127,500	4,597,650
Comverse Technology, Inc. (b)	133,500	3,141,255
Neustar, Inc. (b) (c)	160,300	4,969,300
NII Holdings, Inc. (b)	121,800	7,182,545

		25,878,810

Transportation (3.8%)
Expeditors Int’l of Washington, Inc.	29,700	2,565,783
J.B. Hunt Transport Services, Inc.	211,800	4,562,172
Oshkosh Truck Corp.	64,700	4,026,928

		11,154,883

Waste Disposal (1.5%)
Stericycle, Inc. (b)	64,800	4,381,776

Total Common Stocks		289,377,665

CASH EQUIVALENTS (3.1%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies, in a joint trading account at 4.68%, dated 03/31/06, due 04/03/06, repurchase price $9,261,041)	$9,257,431	9,257,431

Total Cash Equivalents		9,257,431

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (22.7%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)	$66,868,570	66,868,570

Total Short-Term Securities Held as Collateral for Securities Lending		66,868,570

Total Investments (Cost $297,312,739) (a) - 124.2%		365,503,666
Liabilities in excess of other assets - (24.2)%		(71,160,562)

NET ASSETS - 100.0%		$294,343,104

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of March 31, 2006.

ADR	American Depositary Receipt
CA	Canada
GG	Guernsey

Gartmore Variable Insurance Trust

Van Kampen GVIT Comstock Value Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (91.2%)
Airlines (0.5%)
Southwest Airlines	70,200	$1,262,898

Banks (14.1%)
Bank of America Corp.	162,834	7,415,460
Bank of New York Co., Inc.	70,800	2,551,632
Citigroup, Inc.	160,900	7,599,307
J.P. Morgan Chase & Co.	53,500	2,227,740
PNC Bank Corp.	45,200	3,042,412
Suntrust Banks, Inc.	13,000	945,880
U.S. Bancorp	28,300	863,150
Wachovia Corp.	75,905	4,254,475
Wells Fargo & Co.	86,900	5,550,303

		34,450,359

Broadcast Media & Cable Television (8.3%)
CBS Corp., Class B	49,500	1,187,010
Clear Channel Communications, Inc.	178,000	5,163,780
Comcast Corp., Class A (b)	124,700	3,262,152
Liberty Media Corp., Class A (b)	340,000	2,791,400
News Corp., Class B	90,500	1,589,180
Time Warner, Inc.	220,100	3,695,479
Viacom, Inc., Class A (b)	1,800	69,768
Viacom, Inc., Class B (b)	64,900	2,518,120

		20,276,889

Chemicals (2.8%)
Dow Chemical Co.	17,400	706,440
E.I. du Pont de Nemours & Co.	109,300	4,613,553
Rohm & Haas Co.	32,000	1,563,840

		6,883,833

Computer Hardware (1.8%)
Dell, Inc. (b)	73,900	2,199,264
Hewlett-Packard Co.	25,900	852,110
Int’l Business Machines Corp.	12,400	1,022,628
Lexmark Int’l Group, Inc., Class A (b)	9,195	417,269

		4,491,271

Computer Software & Services (1.9%)
Affiliated Computer Services, Inc., Class A (b)	13,452	802,546
Cisco Systems, Inc. (b)	77,900	1,688,093
First Data Corp.	26,700	1,250,094
Microsoft Corp.	31,200	848,952

		4,589,685

Consumer Products (1.7%)
Kimberly-Clark Corp.	71,300	4,121,140

Electronics (0.4%)
Cognex Corp.	15,300	453,492
Credence Systems Corp. (b)	32,000	234,880
Flextronics International Ltd. ADR – SG (b)	36,800	380,880

		1,069,252

Entertainment (1.7%)
Walt Disney Co. (The)	148,500	4,141,665

Financial Services (5.5%)
AMBAC Financial, Inc.	16,200	1,289,520
Fannie Mae	16,750	860,950
Freddie Mac	148,280	9,045,080
Merrill Lynch & Co., Inc.	29,000	2,284,040

		13,479,590

Food & Related (5.6%)
Anheuser-Busch Cos., Inc.	28,750	1,229,638
Coca-Cola Co.	89,400	3,743,178
Kraft Foods, Inc.	107,100	3,246,201
Unilever NV ADR - NL	77,800	5,385,316

		13,604,333

Healthcare (1.4%)
Boston Scientific Corp. (b)	75,500	1,740,275
Cardinal Health, Inc.	21,000	1,564,920

		3,305,195

Industrial Goods & Services (0.5%)
General Electric Co.	36,300	1,262,514

Insurance (5.5%)
AFLAC, Inc.	16,000	722,080
American International Group, Inc.	27,800	1,837,302
Berkshire Hathaway, Inc., Class B (b)	470	1,415,640
Chubb Corp. (The)	36,140	3,449,202
Genworth Financial, Inc.	22,200	742,146
Hartford Financial Services Group, Inc. (The)	4,200	338,310
MetLife, Inc.	23,900	1,156,043
St. Paul Travelers Cos., Inc.	44,100	1,842,939
Torchmark Corp.	32,900	1,878,590

		13,382,252

Metals & Mining (2.4%)
Alcoa, Inc.	191,800	5,861,408

Oil & Gas (0.8%)
Total SA ADR - FR	15,400	2,028,642

Paper & Forest Products (3.9%)
International Paper Co.	274,736	9,497,624

Pharmaceuticals (15.0%)
Abbott Laboratories	37,200	1,579,884
Bristol-Myers Squibb Co.	316,800	7,796,448
GlaxoSmithKline PLC ADR - GB	210,400	11,006,023
Pfizer, Inc.	140,900	3,511,228
Roche Holding AG ADR - CH	44,600	3,312,108
Sanofi-Aventis ADR - FR	53,100	2,519,595
Schering-Plough Corp.	184,600	3,505,554
Wyeth	66,900	3,245,988

		36,476,828

Printing & Publishing (0.5%)
Gannett Co.	14,300	856,856
Tribune Co.	13,400	367,562

		1,224,418

Retail (2.7%)
Federated Department Stores, Inc.	24,935	1,820,255
Wal-Mart Stores, Inc.	101,600	4,799,584

		6,619,839

Semiconductors (0.8%)
Intel Corp.	100,900	1,952,415

Novellus Systems, Inc. (b)	3,800	91,200

		2,043,615

Telecommunications (10.3%)
AT&T, Inc.	375,500	10,153,520
Sprint Corp.	240,400	6,211,936
Verizon Communications, Inc.	261,610	8,910,437

		25,275,893

Telecommunications Equipment (0.4%)
Ericsson (LM) Tel-SP ADR - SE	11,000	414,920
Nokia Corp. ADR - FI	23,100	478,632

		893,552

Tobacco (1.6%)
Altria Group, Inc.	53,950	3,822,897

Utilities (1.1%)
American Electric Power Co., Inc.	41,140	1,399,583
Dominion Resources, Inc.	4,900	338,247
FirstEnergy Corp.	19,200	938,880

		2,676,710

Total Common Stocks		222,742,302

CASH EQUIVALENTS (10.0%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies, in a joint trading account at 4.68%, dated 03/31/06, due 04/03/06, repurchase price $24,458,041)	$24,448,506	24,448,506

Total Cash Equivalents		24,448,506

Total Investments (Cost $230,984,698) (a) - 101.2%		247,190,808
Liabilities in excess of other assets - (1.2)%		(2,851,234)

NET ASSETS - 100.0%		$244,339,574

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt
CH	Switzerland
FI	Finland
FR	France
GB	United Kingdom
NL	Netherlands
SE	Sweden
SG	Singapore

Gartmore Variable Insurance Trust

Federated GVIT High Income Bond Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Asset Backed Securities (1.2%)
Diversified (1.2%)
TRAINS HY-2005-1, 7.65%, 06/15/15 (b)	2,817,073	$2,853,334

Total Asset Backed Securities		2,853,334

Common Stocks (0.2%)
Chemicals (0.0%)
General Chemical Industrial Products, Inc. 0.00%, 03/09/09	143	45,607

Food & Beverage (0.1%)
B&G Foods, Inc.	19,220	277,152

Media - Cable (0.1%)
NTL, Inc. (h)	5,650	164,472

Packaging (0.0%)
Russell Stanley Holdings, Inc. (d)	4,000	0

Wireline Communications (0.0%)
Viatel Holdings (Bermuda)	2,209	11

Total Common Stocks		487,242

Corporate Bonds (93.4%)
Aerospace & Defense (2.0%)
Alliant Techsystems, Inc., 6.75%, 04/01/16	800,000	812,000
Argo Tech Corp., 9.25%, 06/01/11	475,000	503,500
DRS Technologies, Inc., 6.63%, 02/01/16	725,000	725,000
K&F Acquisition, Inc., 7.75%, 11/15/14	250,000	254,375
L-3 Communications Corp., 6.13%, 01/15/14	1,300,000	1,270,750
L-3 Communications Corp., 5.88%, 01/15/15	225,000	215,438
L-3 Communications Corp., 6.38%, 10/15/15	375,000	371,250
TransDigm, Inc., 8.38%, 07/15/11	725,000	761,250

		4,913,563

Automotive (5.8%)
Advanced Accessory Systems, 10.75%, 06/15/11	675,000	526,500
Cooper-Standard Automotive, Inc., 8.38%, 12/15/14	1,000,000	785,000
Ford Motor Co., 7.45%, 07/16/31	2,100,000	1,569,750
Ford Motor Credit Co., 7.25%, 10/25/11	2,475,000	2,257,788
General Motors Acceptance Corp., 6.88%, 09/15/11	1,775,000	1,656,265

General Motors Acceptance Corp., 8.00%, 11/01/31	1,925,000	1,824,084
General Motors Corp., 7.13%, 07/15/13	650,000	487,500
General Motors Corp., 8.38%, 07/15/33	925,000	682,188
Stanadyne Corp., 10.00%, 08/15/14	700,000	673,750
Stanadyne Holdings, Inc., 15.55%, 02/15/15	450,000	237,375
Stoneridge, Inc., 11.50%, 05/01/12	825,000	750,750
Tenneco Automotive, Inc., 8.63%, 11/15/14	650,000	653,250
TRW Automotive, Inc., 9.38%, 02/15/13	400,000	434,500
TRW Automotive, Inc., 11.00%, 02/15/13	709,000	795,853
United Components, Inc., 9.38%, 06/15/13	700,000	679,000

		14,013,553

Building Materials (2.6%)
Builders Firstsource, Inc. (e), 9.00%, 02/15/12	600,000	618,000
Collins & Aikman Floorcoverings, Inc., 9.75%, 02/15/10	450,000	427,500
ERICO International Corp., 8.88%, 03/01/12	625,000	646,875
Goodman Global Holdings, 7.49%, 06/15/12	350,000	357,875
Goodman Global Holdings, 7.88%, 12/15/12	800,000	794,000
Norcraft Cos. LLC, 9.00%, 11/01/11	500,000	522,500
Norcraft Holdings LP, 0%/9.77%, 09/01/12	1,475,000	1,172,625
Nortek Holdings, Inc., 0%/9.91%, 03/01/14	775,000	569,625
Nortek Holdings, Inc., 8.50%, 09/01/14	350,000	357,875
Texas Industries Inc, 7.25%, 07/15/13	150,000	155,250
U.S. Concrete, Inc., 8.38%, 04/01/14	725,000	750,375

		6,372,500

Chemicals (5.5%)
Compass Mineral International, 0%/7.79%, 12/15/12	500,000	467,500
Compass Mineral International, 0%/7.78%, 06/01/13	1,050,000	945,000
Crystal US Holdings, 0%/9.63%, 06/15/14	575,000	639,688
Crystal US Holdings, 0%/8.66%, 10/01/14	1,689,000	1,317,419
Equistar Chemicals LP, 10.13%, 09/01/08	425,000	453,688
Hexion U.S. Finance Corp., 9.00%, 07/15/14	1,200,000	1,241,999
Huntsman ICI Chemicals LLC, 10.13%, 07/01/09	869,000	895,070
Invista (b), 9.25%, 05/01/12	950,000	1,021,250
Koppers, Inc., 9.88%, 10/15/13	440,000	484,000
Lyondell Chemical Co., 9.63%, 05/01/07	475,000	492,813
Lyondell Chemical Co., 9.50%, 12/15/08	191,000	199,595

Lyondell Chemical Co., 10.88%, 05/01/09	450,000	459,000
Nalco Co., 8.88%, 11/15/13	875,000	914,375
Nalco Co., 8.69%, 02/01/14	481,000	365,560
Nell AF SARL (b), 8.38%, 08/15/15	1,100,000	1,097,250
Polypore, Inc., 8.75%, 05/15/12	850,000	811,750
PQ Corp. (b), 7.50%, 02/15/13	525,000	506,625
Union Carbide Corp., 7.88%, 04/01/23	225,000	244,058
Union Carbide Corp., 7.50%, 06/01/25	350,000	376,085
VeraSun Energy Corp. (b), 9.88%, 12/15/12	550,000	585,750

		13,518,475

Construction Machinery (0.5%)
Case New Holland, Inc., 9.25%, 08/01/11	675,000	723,938
Clark Material Handling, Inc. (c) (d) (g), 0.00%, 11/15/06	100,000	0
NationsRent Cos., Inc., 9.50%, 10/15/10	500,000	546,250

		1,270,188

Consumer Products (5.2%)
AAC Group Holding Corp., 0%/10.25%, 10/01/12	950,000	741,000
Alltrista Corp., 9.75%, 05/01/12	725,000	752,188
American Achievement Corp., 8.25%, 04/01/12	250,000	256,250
Ames True Temper, Inc., 10.00%, 07/15/12	900,000	756,000
Church & Dwight Co., 6.00%, 12/15/12	400,000	395,500
Diamond Brands, Inc. (c) (d) (f) (g), 0.00%, 04/15/09	50,000	0
Doane Pet Care Co., 10.63%, 11/15/15	700,000	745,500
Jostens Holding Corp., 0%/10.18%, 12/01/13	1,675,000	1,289,749
Jostens IH Corp., 7.63%, 10/01/12	1,050,000	1,042,125
Leiner Health Products, 11.00%, 06/01/12	400,000	394,500
Playtex Products, Inc., 9.38%, 06/01/11	925,000	971,250
Rayovac Corp., 8.50%, 10/01/13	175,000	162,750
Sealy Mattress Co., 8.25%, 06/15/14	450,000	472,500
Sleepmaster LLC (c) (d) (f) (g), 0.00%, 05/15/09	163,938	97,691
Spectrum Brands, Inc., 7.38%, 02/01/15	1,415,000	1,238,125
Steinway Musical Instrument, 7.00%, 03/01/14	225,000	226,125
Tempur World, 10.25%, 08/15/10	429,000	461,711
True Temper Sports, Inc., 8.38%, 09/15/11	1,150,000	1,058,000
Visant Holding Corp., 8.75%, 12/01/13	900,000	864,045
WH Holdings Ltd., 9.50%, 04/01/11	615,000	667,275

		12,592,284

Diversified (1.0%)
Dow Jones CDX (b), 8.25%, 12/29/10	2,450,000	2,471,438

Energy (1.5%)
Chesapeake Energy Corp. (b), 6.88%, 11/15/20	725,000	734,063
Grant Prideco, Inc., 6.13%, 08/15/15	200,000	196,000
Petroleum Helicopters, Inc., 9.38%, 05/01/09	475,000	500,531
Pogo Producing Co., 6.88%, 10/01/17	600,000	595,500
Range Resources Corp., 7.38%, 07/15/13	250,000	260,000
Range Resources Corp., 6.38%, 03/15/15	450,000	445,500
Swift Energy Co., 9.38%, 05/01/12	825,000	884,812

		3,616,406

Entertainment (2.1%)
AMC Entertainment, Inc., 9.88%, 02/01/12	800,000	792,000
Cinemark USA, Inc., 0%/9.41%, 03/15/14	1,575,000	1,212,750
Cinemark, Inc., 9.00%, 02/01/13	400,000	427,000
Hard Rock Park Operation, 0.00%, 04/01/12	575,000	581,469
Intrawest Corp., 7.50%, 10/15/13	900,000	916,875
Universal City Development, 11.75%, 04/01/10	950,000	1,052,125
Universal City Florida Holding Co. (e), 9.43%, 05/01/10	250,000	255,000

		5,237,219

Environmental (0.6%)
Allied Waste N.A., 8.88%, 04/01/08	800,000	844,000
Allied Waste N.A., 9.25%, 09/01/12	300,000	325,125
Clean Harbors, Inc., 11.25%, 07/15/12	341,000	385,330

		1,554,455

Financial Institutions (0.3%)
American Real Estate Partners LP, 7.13%, 02/15/13	775,000	767,250

Food & Beverage (4.9%)
Agrilink Foods, Inc., 11.88%, 11/01/08	350,000	358,750
American Seafoods Group, 10.13%, 04/15/10	650,000	682,910
ASG Consolidated LLC, 0%/9.24%, 11/01/11	1,675,000	1,381,874
B&G Foods Holdings Corp., 8.00%, 10/01/11	725,000	755,813
Constellation Brands, Inc., 8.00%, 02/15/08	650,000	676,000
Cott Beverages, Inc., 8.00%, 12/15/11	500,000	513,750
Del Monte Corporation, 6.75%, 02/15/15	1,275,000	1,249,499
Eagle Family Foods, Inc., 8.75%, 01/15/08	250,000	182,500
Eurofresh, Inc. (b), 11.50%, 01/15/13	775,000	782,750
Michael Foods, Inc., 8.00%, 11/15/13	950,000	972,562
Pierre Foods, Inc., 9.88%, 07/15/12	825,000	851,813
Pilgrim’s Pride Corp., 9.63%, 09/15/11	125,000	130,938
Pilgrim’s Pride Corp., 9.25%, 11/15/13	325,000	329,063

Reddy Ice Group, 9.27%, 11/01/12	1,025,000	830,250
Smithfield Foods, Inc., 7.63%, 02/15/08	300,000	307,500
Smithfield Foods, Inc., 8.00%, 10/15/09	650,000	680,875
Smithfield Foods, Inc., 7.75%, 05/15/13	450,000	465,750
UAP Holding Corp., 0%/8.43%, 07/15/12	1,000,000	900,000

		12,052,597

Gaming (5.8%)
155 East Tropicana LLC, 8.75%, 04/01/12	725,000	719,563
Boyd Gaming Corp., 8.75%, 04/15/12	450,000	482,625
Boyd Gaming Corp., 7.75%, 12/15/12	475,000	499,938
Galaxy Entertainment (b), 9.88%, 12/15/12	675,000	706,219
Herbst Gaming, Inc., 7.00%, 11/15/14	500,000	501,250
Kerzner International, 6.75%, 10/01/15	700,000	740,250
Magna Entertainment Corp., 7.25%, 12/15/09	425,000	418,625
Majestic Star Casino LLC (b), 9.75%, 01/15/11	450,000	456,750
Mandalay Resort Group, 10.25%, 08/01/07	1,150,000	1,216,124
Mandalay Resort Group, 9.50%, 08/01/08	250,000	267,188
MGM Grand, Inc., 9.75%, 06/01/07	925,000	967,781
MGM Grand, Inc., 6.00%, 10/01/09	500,000	495,000
MGM Grand, Inc., 8.38%, 02/01/11	700,000	742,000
MTR Gaming Group, Inc., 9.75%, 04/01/10	800,000	855,000
Park Place Entertainment Corp., 9.38%, 02/15/07	375,000	387,656
Park Place Entertainment Corp., 8.13%, 05/15/11	1,000,000	1,092,499
Penn National Gaming, Inc., 6.75%, 03/01/15	925,000	929,625
San Pasqual Casino (b), 8.00%, 09/15/13	600,000	609,000
Station Casinos, Inc., 6.00%, 04/01/12	200,000	198,250
Station Casinos, Inc., 6.50%, 02/01/14	525,000	521,719
Tunica-Biloxi Gaming Authority (b), 9.00%, 11/15/15	475,000	496,375
Wynn Las Vegas LLC, 6.63%, 12/01/14	800,000	781,000

		14,084,437

Healthcare (6.8%)
Accellent, Inc., 10.50%, 12/01/13	600,000	643,500
AmeriPath, Inc., 10.50%, 04/01/13	1,200,000	1,271,999
AMR Holding Co./Emcare H, 10.00%, 02/15/15	400,000	429,000
Bio Rad Laboratories, Inc., 6.13%, 12/15/14	375,000	361,875
CDRV Investors, Inc., 9.99%, 01/01/15	2,250,000	1,541,249
Concentra Operating Corp., 9.50%, 08/15/10	625,000	659,375
CRC Health Corp., 10.75%, 02/01/16	675,000	698,625
Fisher Scientific International, Inc., 6.13%, 07/01/15	1,000,000	981,250

HCA Inc., 8.75%, 09/01/10	300,000	326,899
HCA Inc., 7.88%, 02/01/11	575,000	607,992
HCA Inc., 6.75%, 07/15/13	1,250,000	1,251,686
HCA Inc., 6.38%, 01/15/15	1,300,000	1,271,757
HCA Inc., 7.50%, 11/06/33	900,000	885,751
National Mentor, Inc., 9.63%, 12/01/12	750,000	851,250
Omnicare, Inc., 6.88%, 12/15/15	475,000	476,188
Psychiatric Solutions, Inc., 7.75%, 07/15/15	575,000	587,938
Sybron Dental Specialties, Inc., 8.13%, 06/15/12	525,000	556,500
Tenet Healthcare Corp., 9.88%, 07/01/14	475,000	483,313
Vanguard Health Holdings, 9.00%, 10/01/14	550,000	565,125
Ventas Realty LP, 6.63%, 10/15/14	875,000	879,375
Ventas Realty LP, 7.13%, 06/01/15	325,000	335,563
VWR International, Inc., 8.00%, 04/15/14	750,000	751,875

		16,418,085

Industrial - Other (5.7%)
ALH Finance LLC/ALH Finance Corp., 8.50%, 01/15/13	1,175,000	1,157,375
American Tire Distributor, 10.75%, 04/01/13	425,000	391,000
Amsted Industries, Inc. (b), 10.25%, 10/15/11	425,000	470,688
Brand Services, Inc., 12.00%, 10/15/12	1,050,000	1,128,750
Coleman Cable, Inc., 9.88%, 10/01/12	550,000	497,750
Da-Lite Screen Co., Inc., 9.50%, 05/15/11	525,000	564,375
Hawk Corp., 8.75%, 11/01/14	675,000	680,063
Interline Brands, Inc., 11.50%, 05/15/11	487,000	539,961
Knowledge Learning Corp. (b), 7.75%, 02/01/15	1,300,000	1,244,749
Mueller Group, Inc., 10.00%, 05/01/12	525,000	577,500
Neenah Corp. (b), 11.00%, 09/30/10	842,000	938,830
Neenah Corp. (b), 13.00%, 09/30/13	450,185	458,063
Norcross Safety Products, 9.88%, 08/15/11	750,000	781,875
Panolam Industries International, Inc. (b), 10.75%, 10/01/13	650,000	633,750
Rexnord Corp., 10.13%, 12/15/12	675,000	744,188
Safety Products Holdings, 11.75%, 01/01/12	858,110	890,289
Sensus Metering Systems, 8.63%, 12/15/13	875,000	853,125
Superior Essex Communications, 9.00%, 04/15/12	925,000	934,250
Valmont Industries, Inc., 6.88%, 05/01/14	300,000	300,750

		13,787,331

Lodging (1.5%)
Gaylord Entertainment Co., 6.75%, 11/15/14	825,000	808,500

Host Marriott LP, 7.13%, 11/01/13	450,000	460,125
Host Marriott LP, 6.38%, 03/15/15	450,000	444,938
Host Marriott LP, 6.75%, 06/01/16	375,000	376,406
Lodgenet Entertainment, 9.50%, 06/15/13	450,000	488,250
Royal Caribbean Cruises, 8.00%, 05/15/10	600,000	644,606
Starwood Hotels & Resort, 7.88%, 05/01/12	450,000	491,625

		3,714,450

Media - Cable (2.9%)
Cablevision Systems Corp., 7.88%, 12/15/07	375,000	383,438
Cablevision Systems Corp., 8.13%, 07/15/09	875,000	908,906
CCH I Holdings LLC, 9.92%, 04/01/14	555,000	283,050
CCH I LLC, 11.00%, 10/01/15	445,000	372,131
Charter Communications, 10.25%, 09/15/10	1,575,000	1,555,313
Iesy Repository GMBH (b), 10.38%, 02/15/15	1,300,000	1,300,000
Kabel Deutschland GMBH (b), 10.63%, 07/01/14	1,750,000	1,876,874
Videotron Ltee, 6.38%, 12/15/15	325,000	319,719

		6,999,431

Media - Non-Cable (9.7%)
Advanstar Communications, Inc., 10.75%, 08/15/10	200,000	218,500
Advanstar Communications, Inc., 12.00%, 02/15/11	650,000	689,000
Advanstar, Inc., 0%/15.00%, 10/15/11	600,000	631,500
Affinity Group Holding, 10.88%, 02/15/12	742,016	716,045
Affinity Group, Inc., 9.00%, 02/15/12	425,000	429,250
CBD Media Holdings, 9.25%, 07/15/12	1,175,000	1,202,906
CSC Holdings, Inc., 7.25%, 07/15/08	325,000	329,875
Dex Media East LLC, 12.13%, 11/15/12	325,000	372,938
Dex Media West LLC, 9.88%, 08/15/13	1,591,000	1,767,998
Dex Media, Inc., 0%/7.69%, 11/15/13	875,000	743,750
DIRECTV Holdings LLC, 8.38%, 03/15/13	844,000	905,190
DIRECTV Holdings LLC, 6.38%, 06/15/15	400,000	397,000
Echostar DBS Corp., 5.75%, 10/01/08	1,250,000	1,243,749
Houghton Mifflin Co., 8.49%, 10/15/13	1,000,000	857,500
Intelsat Sub Holdings Co. Ltd., 8.63%, 01/15/15	575,000	596,563
Lamar Media Corp, 6.63%, 08/15/15	275,000	275,000
Lamar Media Corp., 7.25%, 01/01/13	550,000	566,500
Lin Television Corp., 6.50%, 05/15/13	625,000	590,625
NBC Acqusition Corp., 13.75%, 03/15/13	625,000	443,750

Nebraska Book Co., 8.63%, 03/15/12	625,000	578,125
PanAmSat Corp., 9.00%, 08/15/14	453,000	479,048
PanAmSat Holding Corp., 0%/9.71%, 11/01/14	1,875,000	1,359,374
Primedia, Inc., 8.88%, 05/15/11	900,000	882,000
Quebecor Media, Inc., 7.75%, 03/15/16	300,000	309,750
R.H. Donnelley Corp., 6.88%, 01/15/13	400,000	376,000
R.H. Donnelley Corp., 6.88%, 01/15/13	750,000	705,000
R.H. Donnelley Corp., 8.88%, 01/15/16	775,000	809,875
R.H. Donnelly Corp., 10.88%, 12/15/12	575,000	640,406
Rainbow National Services LLC (b), 10.38%, 09/01/14	725,000	815,625
Readers Digest Association, Inc., 6.50%, 03/01/11	575,000	576,438
SGS International, Inc. (b), 12.00%, 12/15/13	675,000	696,938
WDAC Subsidiary Corp. (b), 8.38%, 12/01/14	1,250,000	1,240,624
Yell Finance BV, 9.13%, 08/01/11	539,000	559,213
Yell Finance BV, 10.75%, 08/01/11	410,000	441,263
Ziff Davis Media, Inc., 12.00%, 08/12/09	45,947	25,558

		23,472,876

Metals & Mining (0.8%)
Aleris International, Inc., 10.38%, 10/15/10	850,000	941,375
Novelis, Inc. (b), 7.25%, 02/15/15	700,000	675,500
Republic Technologies International (c) (d) (f) (g), 0.00%, 07/15/09	200,000	0
United States Steel Corp., 9.75%, 05/15/10	315,000	341,775

		1,958,650

Packaging (2.6%)
Ball Corp., 6.63%, 03/15/18	850,000	847,875
Berry Plastics Corp., 10.75%, 07/15/12	950,000	1,049,750
Covalence Specialty, 10.25%, 03/01/16	925,000	975,875
Crown Americas LLC (b), 7.75%, 11/15/15	500,000	521,250
Graham Packaging Co., 8.50%, 10/15/12	300,000	304,500
Greif Brothers Corp., 8.88%, 08/01/12	825,000	882,750
Owens-Brockway Glass Container, 8.25%, 05/15/13	375,000	393,750
Owens-Brockway Glass Container, 6.75%, 12/01/14	800,000	786,000
Owens-Illinois, Inc., 7.35%, 05/15/08	300,000	304,500
Plastipak Holdings, Inc. (b), 8.50%, 12/15/15	350,000	358,750
Russell Stanley Holdings, Inc. (b) (d), 9.00%, 11/30/08	36,537	17,099

		6,442,099

Paper (2.1%)
Abitibi-Consolidated, 8.38%, 04/01/15	700,000	686,000
Graphic Packaging International, 9.50%, 08/15/13	1,025,000	963,499
Jefferson Smurfit Corp., 8.25%, 10/01/12	490,000	483,263
Jefferson Smurfit Corp., 7.50%, 06/01/13	400,000	378,000
MDP Acquisitions PLC, 9.63%, 10/01/12	400,000	425,000
Mercer International, Inc., 9.25%, 02/15/13	850,000	760,750
NewPage Corp., 12.00%, 05/01/13	850,000	888,250
Stone Container Corp., 9.75%, 02/01/11	225,000	232,313
Tembec Industries, Inc., 8.50%, 02/01/11	625,000	367,188

		5,184,263

Pharmaceuticals (0.1%)
Angiotech Pharmaceutical, 7.75%, 04/01/14	325,000	329,875

Restaurants (0.6%)
Dave & Buster’s, Inc., 11.25%, 03/15/14	400,000	407,000
El Pollo Loco, Inc. (b), 11.75%, 11/15/13	475,000	489,250
Landry’s Seafood Restaurants, Inc., 7.50%, 12/15/14	625,000	606,250

		1,502,500

Retailers (1.6%)
Couche-Tard Financing Co., 7.50%, 12/15/13	1,000,000	1,030,000
FTD, Inc., 7.75%, 02/15/14	632,000	630,420
General Nutrition Center, 8.50%, 12/01/10	350,000	333,375
Penney (J.C.) Co., Inc., 9.00%, 08/01/12	929,000	1,068,746
U.S. Office Products Co. (c) (d) (g), 0.00%, 06/15/08	475,000	0
United Auto Group, Inc., 9.63%, 03/15/12	700,000	744,625

		3,807,166

Services (1.0%)
CB Richard Ellis Services, Inc., 9.75%, 05/15/10	214,000	232,725
Global Cash Access LLC, 8.75%, 03/15/12	503,000	542,611
HydroChem Industrial Services (b), 9.25%, 02/15/13	675,000	673,313
Insurance Automotive Auctions, Inc., 11.00%, 04/01/13	825,000	872,437

		2,321,086

Supermarkets (0.0%)
Jitney-Jungle Stores of America, Inc. (c) (d) (g), 0.00%, 09/15/07	100,000	0

Technology (3.8%)
Activant Solutions, Inc., 10.50%, 06/15/11	875,000	973,437

Activant Solutions, Inc. (b) (e), 10.53%, 04/01/10	200,000	205,000
Activant Solutions, Inc. (e), 10.53%, 04/01/10	50,000	51,250
Danka Business Systems, 11.00%, 06/15/10	425,000	349,563
Freescale Semiconductor, Inc., 7.13%, 07/15/14	575,000	599,438
MagnaChip Semiconductor, 8.00%, 12/15/14	350,000	329,000
Seagate Technology HDD Holding, 8.00%, 05/15/09	350,000	365,313
SERENA Software, Inc., 10.38%, 03/15/16	250,000	263,125
Smart Modular Technologies, Inc. (e), 10.03%, 04/01/12	405,000	435,375
Solar Capital Corp. (b), 9.13%, 08/15/13	1,000,000	1,062,499
Solar Capital Corp. (b), 10.25%, 08/15/15	800,000	846,000
SS&C Technologies, Inc. (b), 11.75%, 12/01/13	700,000	752,500
Telex Communications, Inc., 11.50%, 10/15/08	450,000	483,750
UGS Corp., 10.00%, 06/01/12	1,150,000	1,270,749
Xerox Corp., 9.75%, 01/15/09	650,000	714,188
Xerox Corp., 7.63%, 06/15/13	475,000	502,313

		9,203,500

Textile (0.5%)
Glenoit Corp. (c) (d) (g), 0.00%, 04/15/07	125,000	0
Phillips Van Heusen Corp., 7.25%, 02/15/11	250,000	256,250
Phillips Van Heusen Corp., 8.13%, 05/01/13	350,000	372,750
Warnaco Group, Inc., 8.88%, 06/15/13	575,000	613,813

		1,242,813

Transportation (1.3%)
Hertz Corp. (The) (b), 8.88%, 01/01/14	500,000	521,250
Hertz Corp. (The) (b), 10.50%, 01/01/16	1,075,000	1,171,750
Holt Group, Inc. (The) (c) (d) (g), 0.00%, 01/15/06	50,000	0
Stena AB, 9.63%, 12/01/12	825,000	903,375
Stena AB, 7.50%, 11/01/13	575,000	570,688

		3,167,063

Utility - Electric (3.4%)
CMS Energy Corp., 7.50%, 01/15/09	600,000	620,250
Edison Mission Holding Co., 7.73%, 06/15/09	525,000	540,750
Edison Mission Holding Co., 9.88%, 04/15/11	875,000	993,125
FPL Energy National Wind (b), 6.13%, 03/25/19	329,665	321,156
Mirant North America LLC (b), 7.38%, 12/31/13	675,000	691,875

Nevada Power Co., 6.50%, 04/15/12	75,000	76,818
Nevada Power Co., 9.00%, 08/15/13	909,000	1,005,693
Nevada Power Co., 5.88%, 01/15/15	350,000	345,211
Northwestern Corp., 5.88%, 11/01/14	200,000	197,993
NRG Energy, Inc., 7.25%, 02/01/14	375,000	382,031
NRG Energy, Inc., 7.38%, 02/01/16	725,000	742,219
PSEG Energy Holdings, 10.00%, 10/01/09	1,125,000	1,251,562
Reliant Energy, Inc., 6.75%, 12/15/14	325,000	288,438
Reliant Resources, Inc., 9.50%, 07/15/13	225,000	226,406
Sierra Pacific Resources (b), 6.75%, 08/15/17	400,000	403,500
TECO Energy, Inc., 6.75%, 05/01/15	225,000	232,313

		8,319,340

Utility - Natural Gas (5.2%)
Amerigas Partners LP, 7.13%, 05/20/16	875,000	875,000
ANR Pipeline Co., 8.88%, 03/15/10	150,000	160,313
EL Paso Corp., 6.75%, 05/15/09	250,000	250,625
EL Paso Corp., 7.80%, 08/01/31	1,450,000	1,464,500
EL Paso Production Corp., 7.75%, 06/01/13	950,000	989,188
Holly Energy Partners LP, 6.25%, 03/01/15	1,375,000	1,306,250
Inergy LP, 6.88%, 12/15/14	650,000	620,750
Pacific Energy Partners, 7.13%, 06/15/14	700,000	715,750
Pacific Energy Partners, 6.25%, 09/15/15	150,000	147,000
Semco Energy, Inc., 7.13%, 05/15/08	400,000	404,234
SemGroup LP (b), 8.75%, 11/15/15	500,000	512,500
Tennessee Gas Pipeline, 7.50%, 04/01/17	200,000	214,072
Tennessee Gas Pipeline, 8.38%, 06/15/32	1,675,000	1,919,673
Transcontinental Gas Pipeline Corp., 8.88%, 07/15/12	350,000	400,750
Williams Cos., Inc. (The), 7.63%, 07/15/19	1,125,000	1,203,750
Williams Cos., Inc. (The), 7.88%, 09/01/21	1,425,000	1,539,000

		12,723,355

Wireless Communications (2.7%)
Centennial Cellular Corp., 10.25%, 01/01/13	325,000	338,000
Centennial Communication, 10.00%, 01/01/13	600,000	626,250
Inmarsat Finance PLC, 7.63%, 06/30/12	81,000	83,430
Inmarsat Finance PLC, 0%/8.11%, 11/15/12	400,000	342,000
New Skies Satellites NV, 9.13%, 11/01/12	475,000	511,813
Nextel Communications, 7.38%, 08/01/15	875,000	918,316
Rogers Wireless, Inc., 7.25%, 12/15/12	200,000	211,750
Rogers Wireless, Inc., 8.00%, 12/15/12	800,000	852,999

Rogers Wireless, Inc., 6.38%, 03/01/14	625,000	626,563
Rogers Wireless, Inc., 7.50%, 03/15/15	200,000	215,500
Rogers Wireless, Inc. (e), 7.62%, 12/15/10	425,000	440,938
U.S. Unwired, Inc., 10.00%, 06/15/12	650,000	732,063
Zeus Ltd., 9.45%, 02/01/15	1,050,000	732,375

		6,631,997

Wireline Communications (3.3%)
AT&T Corp., 9.75%, 11/15/31	1,200,000	1,437,173
Cincinnati Bell, Inc., 7.25%, 07/15/13	475,000	490,438
Cincinnati Bell, Inc., 7.00%, 02/15/15	350,000	348,250
Citizens Communications, 6.25%, 01/15/13	525,000	513,188
Citizens Communications, 9.00%, 08/15/31	550,000	590,563
Qwest Corp., 8.88%, 03/15/12	3,475,000	3,900,687
Valor Telecommunications, 7.75%, 02/15/15	700,000	736,750

		8,017,049

Total Corporate Bonds		227,707,294

Preferred Stocks (0.3%)
Media - Cable (0.0%)
Pegasus Communications	0	7

Media - Non-Cable (0.0%)
Ziff Davis Media, Inc., Series E-1, PIK	12	3,000

Retailers (0.3%)
General Nutrition Center, Series A	725	672,438

Total Preferred Stocks		675,445

Warrants (h) (0.1%)
Chemicals (0.0%)
General Chemical Industrial Products Series A, expiring 06/01/10, 0.00%, 06/01/10	83	10,251
General Chemical Industrial Products Series B, expiring 06/01/10, 0.00%, 06/01/10	61	0

		10,251

Entertainment (0.0%)
AMF Bowling Worldwide, Inc., Class B, expiring 03/09/09 (d) (g)	811	0

Industrial - Other (0.1%)
ACP Holding Co., expiring 09/13/13 (b)	96,400	192,800

Media - Non-Cable (0.0%)
Advanstar Holdings Corp., expiring 10/15/11 (b) (d) (g)	150	0
XM Satellite Radio, Inc., expiring 03/15/10 (b)	300	6,900
Ziff Davis Media, Inc., expiring 08/12/12 (d) (g)	2,200	0

		6,900

Packaging (0.0%)
Pliant Corp., expiring 06/01/10 (b) (d) (g)	275	0

Paper (0.0%)
MDP Acquisitions, expiring 10/01/13 (b)	300	6,000

Total Warrants		215,951

Cash Equivalents (3.3%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies, in a joint trading account at 4.68%, dated 03/31/06, due 04/03/06, repurchase price $7,921,082)	$7,917,994	7,917,994

Total Cash Equivalents		7,917,994

Total Investments (Cost $238,102,002) (a) - 98.5%		239,857,260
Other assets in excess of liabilities - 1.5%		3,770,338

NET ASSETS - 100.0%		$243,627,598

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
(c)	Bond in default.
(d)	Fair Valued Security.
(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2006.
(f)	Security has filed for bankruptcy protection.
(g)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.
(h)	Denotes a non-income producing security.

PIK              Paid-In-Kind

TRAINS     Targeted Return Index Securities Trust

Gartmore Variable Insurance Trust

GVIT Equity 500 Index Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (99.1%)
Aerospace & Defense (2.0%)
Boeing Co. (The)	18,162	$1,415,365
General Dynamics Corp.	9,200	588,616
Lockheed Martin Corp.	8,100	608,553
Northrop Grumman Corp.	8,162	557,383
Raytheon Co.	10,100	462,984
Rockwell Collins, Inc.	4,014	226,189
United Technologies Corp.	23,200	1,344,904
Xilinx, Inc.	8,100	206,226

		5,410,220

Agriculture (0.2%)
Monsanto Co.	6,195	525,026

Airlines (0.1%)
Southwest Airlines Co.	16,150	290,539

Apparel (0.3%)
Jones Apparel Group, Inc.	2,900	102,573
Liz Claiborne, Inc. (c)	2,500	102,450
Nike, Inc., Class B	4,400	374,440
V.F. Corp.	2,100	119,490

		698,953

Auto Parts & Equipment (0.5%)
AutoNation, Inc. (b)	4,000	86,200
AutoZone, Inc. (b)	1,300	129,597
Genuine Parts Co.	4,000	175,320
Ingersoll Rand Co.	7,400	309,246
Johnson Controls, Inc.	4,300	326,499
Navistar Int’l Corp. (b)	1,200	33,096
PACCAR, Inc.	3,825	269,586
Snap-On, Inc.	1,400	53,368

		1,382,912

Automobiles (0.3%)
Ford Motor Co. (c)	42,232	336,167
General Motors Corp. (c)	12,452	264,854
Harley-Davidson, Inc. (c)	6,300	326,844

		927,865

Banks (5.2%)
AmSouth Bancorp (c)	8,000	216,400
Bank of America Corp.	104,193	4,744,949
Bank of New York Co., Inc.	17,428	628,105
BB&T Corp. (c)	12,500	490,000
Bear Stearns Cos., Inc.	2,600	360,620
Compass Bancshares, Inc. (c)	2,800	141,708
Fifth Third Bancorp	12,785	503,218
Huntington Bancshares, Inc.	5,410	130,543
KeyCorp.	9,200	338,560
M & T Bank Corp.	1,800	205,452
Mellon Financial Corp.	9,500	338,200

National City Corp.	12,600	439,740
Northern Trust Corp.	4,300	225,750
PNC Bank Corp.	6,600	444,246
Regions Financial Corp. (c)	10,160	357,327
Sovereign Bancorp	8,100	177,471
SunTrust Banks, Inc.	8,500	618,460
Synovus Financial Corp.	7,000	189,630
U.S. Bancorp	40,868	1,246,474
Wachovia Corp.	36,454	2,043,247
Zions Bancorp	2,400	198,552

		14,038,652

Beverages (2.0%)
Anheuser-Busch Cos., Inc.	17,843	763,145
Brown-Forman Corp., Class B	1,900	146,243
Coca-Cola Co.	46,212	1,934,896
Coca-Cola Enterprises, Inc.	7,200	146,448
Constellation Brands, Inc. (b)	4,400	110,220
Molson Coors Brewing Co. (c)	1,200	82,344
Pepsi Bottling Group, Inc. (The)	3,300	100,287
PepsiCo, Inc.	37,130	2,145,743

		5,429,326

Biotechnology (0.4%)
Applera Corp.	4,100	111,274
Gilead Sciences, Inc. (b)	10,400	647,088
Group Chiron Corp. (b) (c)	2,400	109,944
Waters Corp. (b)	2,400	103,560

		971,866

Business Services (3.4%)
Apollo Group, Inc. (b)	3,200	168,032
AutoDesk, Inc. (b)	5,330	205,312
Automatic Data Processing, Inc.	12,908	589,637
Cintas Corp.	3,000	127,860
Compuware Corp. (b)	8,300	64,989
Convergys Corp. (b)	3,500	63,735
Dow Jones & Co., Inc. (c)	1,200	47,160
eBay, Inc. (b)	25,900	1,011,654
Electronic Data Systems Corp.	12,000	321,960
Equifax, Inc.	3,100	115,444
Exelon Corp.	15,224	805,350
First Data Corp.	17,516	820,099
Fiserv, Inc. (b)	4,250	180,838
Google, Inc. (b)	4,421	1,724,189
IMS Health, Inc. (c)	4,953	127,639
Interpublic Group Cos., Inc. (The) (b) (c)	9,800	93,688
Monster Worldwide, Inc. (b)	2,800	139,608
Moody’s Corp.	5,608	400,748
Omnicom Group, Inc.	4,200	349,650
Paychex, Inc.	7,750	322,865
Pitney Bowes, Inc.	5,200	223,236
Robert Half Int’l, Inc.	3,800	146,718
Sabre Holdings, Inc. (c)	2,768	65,131
Verisign, Inc. (b) (c)	5,900	141,541
Yahoo!, Inc. (b)	28,800	929,088

		9,186,171

Chemicals & Allied Products (1.5%)
Air Products & Chemicals, Inc.	5,100	342,669
Dow Chemical Co.	22,066	895,880
E.I. du Pont de Nemours & Co.	21,100	890,631
Eastman Chemical Co.	1,800	92,124
Engelhard Corp.	2,800	110,908
Hercules, Inc. (b) (c)	3,200	44,160

Millipore Corp. (b)	1,100	80,366
Occidental Petroleum Corp.	9,800	907,970
Praxair, Inc.	7,300	402,595
Rohm & Haas Co.	3,300	161,271
Sigma-Aldrich Corp.	1,500	98,685
Tronox Inc., Class B (b)	538	9,133

		4,036,392

Computers (9.1%)
Adobe Systems, Inc.	13,900	485,388
Affiliated Computer Services, Class A (b)	2,900	173,014
American Power Conversion Corp.	3,700	85,507
Apple Computer, Inc. (b)	19,200	1,204,224
Avaya, Inc. (b) (c)	9,566	108,096
BMC Software, Inc. (b)	4,700	101,802
CA, Inc.	10,500	285,705
Cisco Systems, Inc. (b)	137,957	2,989,528
Citrix Systems, Inc. (b)	3,900	147,810
Computer Sciences Corp. (b)	4,200	233,310
Dell, Inc. (b)	52,800	1,571,328
EMC Corp. (b)	54,100	737,383
Gateway, Inc. (b) (c)	5,700	12,483
Hewlett Packard Co.	63,500	2,089,150
Int’l Business Machines Corp.	35,117	2,896,099
Intel Corp.	131,973	2,553,678
Intuit, Inc. (b)	4,100	218,079
Lexmark Int’l Group, Inc. (b) (c)	2,700	122,526
Microsoft Corp.	199,340	5,424,041
NCR Corp. (b)	4,100	171,339
Network Appliance, Inc. (b)	8,600	309,858
Novell, Inc. (b)	8,100	62,208
NVIDIA Corp. (b)	3,900	223,314
Oracle Corp. (b)	85,736	1,173,726
Parametric Technology Corp. (b)	2,840	46,377
Sun Microsystems, Inc. (b)	78,956	405,044
Symantec Corp. (b)	23,391	393,671
Symbol Technologies, Inc.	5,600	59,248
Unisys Corp. (b)	8,400	57,876

		24,341,812

Conglomerates (0.7%)
Illinois Tool Works, Inc.	4,700	452,657
ITT Industries, Inc.	4,100	230,502
Tyco Int’l Ltd.	45,956	1,235,297

		1,918,456

Construction & Building Materials (1.2%)
Caterpillar, Inc.	15,200	1,091,511
Centex Corp.	3,000	185,970
D. R. Horton, Inc.	6,300	209,286
Deere & Co.	5,400	426,870
Fluor Corp.	2,000	171,600
KB Home (c)	1,700	110,466
Lennar Corp., Class A (c)	3,200	193,216
Masco Corp.	9,581	311,287
Pulte Corp.	5,000	192,100
Sherwin Williams Co.	2,600	128,544
Vulcan Materials Co.	2,292	198,602

		3,219,452

Consumer Products (2.9%)
Alberto Culver Co., Class B	1,550	68,557
Avery-Dennison Corp.	2,400	140,352
Avon Products, Inc.	10,100	314,817

Black & Decker Corp.	1,800	156,402
Clorox Co. (The)	3,299	197,445
Colgate-Palmolive Co.	11,761	671,553
Danaher Corp.	5,500	349,525
Ecolab, Inc. (c)	4,400	168,080
Estee Lauder Co., Inc. (The), Class A	2,600	96,694
Fortune Brands, Inc.	3,400	274,142
Int’l Flavors & Fragrances, Inc.	2,000	68,640
Kimberly-Clark Corp.	10,600	612,680
Leggett & Platt, Inc.	4,100	99,917
Maytag Corp.	2,100	44,793
Pall Corp.	2,800	87,332
Procter & Gamble Co.	73,799	4,252,298
Whirlpool Corp. (c)	1,600	146,352

		7,749,579

Containers (0.2%)
Ball Corp.	2,200	96,426
Bemis Co.	2,300	72,634
Newell Rubbermaid, Inc. (c)	6,100	153,659
Sealed Air Corp.	1,900	109,953

		432,672

Drugs (4.3%)
Amerisource Bergen Corp.	4,908	236,909
Barr Pharmaceuticals, Inc. (b)	2,200	138,556
Biogen, Inc. (b)	7,639	359,797
Eli Lilly & Co.	25,370	1,402,961
Express Scripts, Inc., Class A (b)	3,400	298,860
Forest Laboratories, Inc., Class A (b)	7,300	325,799
Genzyme Corp. (b)	5,800	389,876
Medimmune, Inc. (b)	5,609	205,177
Merck & Co., Inc.	49,564	1,746,140
Mylan Laboratories, Inc.	4,800	112,320
Pfizer, Inc.	165,061	4,113,320
Schering Plough Corp.	33,900	643,761
Wyeth	30,200	1,465,304

		11,438,780

Electrical Equipment (3.5%)
Cooper Industries Ltd., Class A	2,015	175,104
Eaton Corp.	3,300	240,801
Emerson Electric Co.	9,400	786,122
General Electric Co.	233,848	8,133,233
Grainger (W.W.), Inc.	1,700	128,095

		9,463,355

Electronics (1.1%)
Agilent Technologies, Inc. (b)	9,361	351,506
Altera Corp. (b) (c)	8,300	171,312
Broadcom Corp., Class A (b)	9,900	427,284
Harman Int’l Industries, Inc. (c)	1,500	166,695
Molex, Inc. (c)	3,425	113,710
Radio Shack Corp. (c)	3,000	57,690
Rockwell Int’l Corp.	4,000	287,640
Sanmina Corp. (b)	11,500	47,150
Solectron Corp. (b) (c)	19,500	78,000
Tektronix, Inc.	2,100	74,991
Teradyne, Inc. (b) (c)	4,800	74,448
Texas Instruments, Inc.	35,900	1,165,673

		3,016,099

Entertainment (0.7%)
Electronic Arts, Inc. (b)	6,900	377,568
Int’l Game Technology	7,700	271,194
Walt Disney Co. (The)	43,900	1,224,371

		1,873,133

Financial Services (10.0%)
AMBAC Financial Group, Inc.	2,450	195,020
American Express Co.	27,800	1,460,890
Ameriprise Financial, Inc.	5,580	251,435
Capital One Financial Corp.	6,900	555,588
Charles Schwab Corp.	23,450	403,575
Cit Group, Inc.	4,500	240,840
Citigroup, Inc.	111,954	5,287,587
Comerica, Inc.	3,700	214,489
Countrywide Credit Industries, Inc.	13,600	499,120
E*TRADE Financial Corp. (b)	9,200	248,216
Federal Home Loan Mortgage Corp.	15,700	957,700
Federal National Mortgage Association	22,086	1,135,220
Federated Investors, Inc. (c)	2,100	82,005
First Horizon National Corp. (c)	3,000	124,950
Franklin Resources, Inc.	3,400	320,416
Genworth Financial, Inc., Class A	8,800	294,184
Golden West Financial Corp.	5,900	400,610
Goldman Sachs Group, Inc.	9,800	1,538,208
H & R Block, Inc.	7,700	166,705
J.P. Morgan Chase & Co.	78,201	3,256,290
Janus Capital Group, Inc. (c)	4,800	111,216
Lehman Brothers Holdings, Inc.	6,067	876,864
Marshall & Ilsley Corp.	4,600	200,468
Merrill Lynch & Co.	20,600	1,622,456
Morgan Stanley Dean Witter & Co.	24,400	1,532,808
North Fork Bancorp, Inc.	10,800	311,364
SLM Corp.	9,500	493,430
State Street Corp.	7,500	453,225
T. Rowe Price Group, Inc.	3,000	234,630
Washington Mutual, Inc.	22,478	958,012
Wells Fargo Co.	37,559	2,398,893

		26,826,414

Food & Related (2.5%)
Altria Group, Inc.	46,800	3,316,248
Archer-Daniels Midland Co.	14,937	502,630
Campbell Soup Co.	4,100	132,840
ConAgra, Inc.	11,800	253,228
Dean Foods Co. (b)	3,000	116,490
General Mills, Inc.	8,000	405,440
H.J. Heinz Co.	7,500	284,400
Hershey Foods Corp.	4,200	219,366
Kellogg Co.	5,900	259,836
McCormick & Co.	3,200	108,352
Sara Lee Corp.	17,129	306,267
SYSCO Corp.	14,200	455,110
Tyson Foods, Inc., Class A (c)	5,300	72,822
Wrigley (Wm.) Jr. Co.	4,100	262,400

		6,695,429

Healthcare (6.1%)
Abbott Laboratories	34,567	1,468,060
Allergan, Inc.	3,500	379,750
Bausch & Lomb, Inc.	1,300	82,810
Baxter Int’l, Inc.	14,300	554,983
Becton Dickinson & Co.	5,800	357,164
Bristol-Myers Squibb Co.	44,862	1,104,054
Cardinal Health, Inc.	9,753	726,794
Coventry Health Care, Inc. (b)	3,700	199,726
Guidant Corp.	7,600	593,256

HCA, Inc.	9,200	421,268
Health Management Associates, Inc., Class A (c)	5,400	116,478
Humana, Inc. (b)	3,700	194,805
Johnson & Johnson, Inc.	66,811	3,956,547
King Pharmaceuticals, Inc. (b)	5,233	90,269
McKesson HBOC, Inc.	7,000	364,910
Medco Health Solutions, Inc. (b)	6,948	397,565
Medtronic, Inc.	27,400	1,390,550
Quest Diagnostics, Inc.	3,900	200,070
St. Jude Medical, Inc. (b)	8,400	344,400
Stryker Corp.	6,700	297,078
Tenet Healthcare Corp. (b) (c)	11,700	86,346
UnitedHealth Group, Inc.	30,844	1,722,946
Watson Pharmaceutical, Inc. (b) (c)	2,100	60,354
Wellpoint Health Networks, Inc. (b)	15,100	1,169,193

		16,279,376

Hotels & Motels (0.6%)
Cendant Corp.	23,500	407,725
Harrah’s Entertainment, Inc.	4,100	319,636
Hilton Hotels Corp.	7,300	185,858
Marriott Int’l, Inc., Class A	3,700	253,820
Starwood Hotels & Resorts Worldwide, Inc.	5,000	338,650

		1,505,689

Industrial (0.1%)
Parker Hannifin Corp.	2,700	217,647
Thermo Electron Corp. (b) (c)	3,900	144,651

		362,298

Insurance (4.9%)
ACE Ltd.	7,212	375,096
Aetna, Inc.	13,000	638,820
AFLAC, Inc.	11,400	514,482
Allstate Corp. (The)	14,800	771,228
American Int’l Group, Inc.	58,268	3,850,933
AON Corp.	7,200	298,872
Chubb Corp. (The)	4,600	439,024
CIGNA Corp.	2,700	352,674
Cincinnati Financial Corp.	3,921	164,956
Hartford Financial Services Group, Inc.	6,800	547,740
Jefferson-Pilot Corp.	2,981	166,757
Lincoln National Corp.	3,900	212,901
Loews Corp.	3,067	310,380
Marsh & McLennan Cos., Inc.	12,500	367,000
MBIA, Inc. (c)	2,950	177,384
MetLife, Inc.	17,300	836,801
MGIC Investment Corp. (c)	2,000	133,260
Principal Financial Group, Inc.	6,300	307,440
Progressive Corp. (The)	4,500	469,170
Prudential Financial, Inc.	11,200	849,072
SAFECO Corp.	2,800	140,588
St. Paul Travelers Cos., Inc. (The)	15,565	650,461
Torchmark Corp. (c)	2,500	142,750
UnumProvident Corp. (c)	6,600	135,168
XL Capital Ltd., Class A	4,000	256,440

		13,109,397

Leisure Products (0.3%)
Brunswick Corp.	2,300	89,378
Carnival Corp.	9,900	468,963
Hasbro, Inc.	3,800	80,180
Mattel, Inc.	9,100	164,983

		803,504

Manufacturing (1.2%)
3M Co.	16,938	1,282,037
American Standard Cos., Inc.	4,200	180,012
Cummins Engine, Inc. (c)	1,100	115,610
Dover Corp.	4,600	223,376
Honeywell Int’l, Inc.	19,200	821,184
PPG Industries, Inc.	3,800	240,730
Stanley Works (The)	1,800	91,188
Textron, Inc.	3,100	289,509

		3,243,646

Medical Equipment & Supplies (0.6%)
Bard (C.R.), Inc.	2,500	169,525
Biomet, Inc.	5,551	197,172
Boston Scientific Corp. (b) (c)	13,300	306,565
Fisher Scientific Int’l, Inc. (b) (c)	2,900	197,345
Laboratory Corp. of America Holdings (b) (c)	2,900	169,592
Patterson Cos., Inc. (b) (c)	2,900	102,080
PerkinElmer, Inc.	2,800	65,716
Zimmer Holdings, Inc. (b)	5,626	380,317

		1,588,312

Medical Services (1.0%)
Amgen, Inc. (b)	26,232	1,908,378
Caremark Rx, Inc. (b)	10,241	503,652
Hospira, Inc. (b)	3,636	143,477
Manor Care, Inc. (c)	1,700	75,395

		2,630,902

Metals & Mining (0.7%)
Alcoa, Inc.	19,840	606,310
Freeport-McMoran Copper & Gold, Inc., Class B	4,300	257,011
Newmont Mining Corp.	10,058	521,910
Phelps Dodge Corp. (c)	4,600	370,438

		1,755,669

Multimedia (2.1%)
CBS Corp., Class B	17,564	421,185
Clear Channel Communications, Inc.	12,100	351,021
Comcast Corp., Class A (b)	47,948	1,254,320
E.W. Scripps Co., Class A	1,900	84,949
L-3 Communications Holdings, Inc.	2,700	231,633
News Corp.	54,400	903,584
Time Warner, Inc.	101,121	1,697,821
Viacom Inc., Class B (b)	17,764	689,243

		5,633,756

Office Equipment & Supplies (0.1%)
Xerox Corp. (b)	21,900	332,880

Oil & Gas (7.9%)
Amerada Hess Corp.	1,800	256,320
Anadarko Petroleum Corp.	5,149	520,100
Apache Corp.	7,498	491,194
Ashland, Inc.	1,700	120,836
Baker Hughes, Inc.	7,700	526,680
BJ Services Co.	7,300	252,580
Chesapeake Energy Corp. (c)	8,300	260,703
ChevronTexaco Corp.	49,946	2,895,370
ConocoPhillips	31,432	1,984,931
Devon Energy Corp.	10,100	617,817
El Paso Corp. (c)	15,577	187,703
EOG Resources, Inc.	5,500	396,000
Exxon Mobil Corp.	137,054	8,341,106
KeySpan Corp.	3,800	155,306

Kinder Morgan, Inc.	2,400	220,776
Marathon Oil Corp.	8,301	632,287
Murphy Oil Corp.	3,900	194,298
Nabors Industries Ltd. (b)	3,600	257,688
NICOR, Inc. (c)	900	35,604
Noble Corp.	3,100	251,410
People’s Energy Corp. (c)	800	28,512
Sempra Energy	5,807	269,793
Sunoco, Inc.	3,100	240,467
Transocean Sedco Forex, Inc. (b)	7,500	602,250
Valero Energy Corp.	14,100	842,898
Williams Cos., Inc. (The)	13,400	286,626
XTO Energy, Inc.	8,266	360,150

		21,229,405

Oil Equipment & Services (1.6%)
Burlington Resources, Inc.	8,600	790,426
Dynergy, Inc., Class A (b) (c)	6,300	30,240
Halliburton Co.	11,700	854,334
Kerr-Mcgee Corp.	2,666	254,550
National-OilWell, Inc. (b)	4,100	262,892
Rowan Cos., Inc.	2,400	105,504
Schlumberger Ltd.	13,290	1,682,115
Weatherford Int’l Ltd. (b)	7,700	352,275

		4,332,336

Paper & Forest Products (0.5%)
Int’l Paper Co.	11,021	380,996
Louisiana-Pacific Corp. (c)	2,500	68,000
MeadWestvaco Corp.	3,907	106,700
Pactiv Corp. (b)	3,500	85,890
Plum Creek Timber Co., Inc.	4,024	148,606
Temple-Inland, Inc.	2,500	111,375
Weyerhaeuser Co.	5,600	405,608

		1,307,175

Photographic Equipment (0.1%)
Eastman Kodak Co. (c)	6,400	182,016

Printing & Publishing (0.5%)
Donnelley (R.R.) & Sons Co.	4,800	157,056
Gannett Co., Inc.	5,400	323,568
Knight-Ridder, Inc.	1,600	101,136
McGraw-Hill Cos., Inc. (The)	8,600	495,532
Meredith Corp.	800	44,632
New York Times Co., Class A (c)	3,500	88,585
Tribune Co. (c)	6,064	166,336

		1,376,845

Railroads (0.8%)
Burlington Northern Santa Fe Corp.	8,400	699,972
CSX Corp.	4,900	293,020
Norfolk Southern Corp.	9,300	502,851
Union Pacific Corp.	6,000	560,100

		2,055,943

Real Estate Investment Trusts (0.9%)
Apartment Investment & Management Co. (c)	2,200	103,180
Archstone-Smith Trust (c)	4,900	238,973
Boston Properties, Inc.	1,600	149,200
Equity Office Properties Trust	9,300	312,294
Equity Residential Property Trust	6,600	308,814
Kimco Realty Corp.	4,500	182,880
ProLogis Trust	5,500	294,250
Public Storage, Inc. (c)	1,900	154,337
Simon Property Group, Inc.	4,300	361,802
Vornado Realty Trust	2,700	259,200

		2,364,930

Restaurants (0.6%)
Darden Restaurants, Inc.	2,850	116,936
McDonald’s Corp.	28,800	989,568
Wendy’s Int’l, Inc.	2,700	167,562
YUM! Brands, Inc.	6,500	317,590

		1,591,656

Retail (5.8%)
Albertson’s, Inc.	8,259	212,009
Amazon.com, Inc. (b) (c)	7,200	262,872
Bed Bath & Beyond, Inc. (b)	6,600	253,440
Best Buy Co., Inc.	9,275	518,751
Big Lots, Inc. (b) (c)	2,200	30,712
Circuit City Stores, Inc.	3,500	85,680
Coach, Inc. (b)	8,700	300,846
Costco Wholesale Corp.	10,700	579,512
CVS Corp.	18,508	552,834
Dillards, Inc. (c)	1,500	39,060
Dollar General Corp.	7,175	126,782
Family Dollar Stores, Inc.	3,400	90,440
Federated Department Stores, Inc.	6,111	446,103
Gap, Inc. (The)	12,900	240,972
Home Depot, Inc.	47,682	2,016,949
J.C. Penney Co., Inc. (c)	5,300	320,173
Kohl’s Corp. (b)	8,000	424,080
Kroger Co. (b)	16,700	340,012
Limited, Inc. (The)	8,066	197,294
Lowe’s Cos., Inc.	17,886	1,152,574
Nordstrom, Inc.	5,100	199,818
Office Depot, Inc. (b)	7,000	260,680
Officemax, Inc. (c)	1,200	36,204
Safeway, Inc.	10,300	258,736
Sears Holdings Corp. (b) (c)	2,273	300,582
Staples, Inc.	16,750	427,460
Starbucks Corp. (b)	17,500	658,700
Supervalu, Inc. (c)	2,900	89,378
Target Corp.	20,016	1,041,032
Tiffany & Co.	3,400	127,636
TJX Cos., Inc.	10,300	255,646
Wal-Mart Stores, Inc.	56,088	2,649,596
Walgreen Co.	23,000	991,990
Whole Foods Market, Inc. (c)	3,100	205,964

		15,694,517

Semiconductors (1.2%)
Advanced Micro Devices, Inc. (b)	11,000	364,760
Analog Devices, Inc.	8,500	325,465
Applied Materials, Inc.	35,800	626,858
Applied Micro Circuits Corp. (b) (c)	5,100	20,757
Freescale Semiconductor, Inc. (b)	9,346	259,538
Jabil Circuit, Inc. (b)	3,800	162,868
KLA-Tencor Corp.	4,500	217,620
Linear Technology Corp.	7,000	245,560
LSI Logic Corp. (b)	8,400	97,104
Maxim Integrated Products, Inc.	7,500	278,625
Micron Technology, Inc. (b)	14,600	214,912
National Semiconductor Corp.	7,800	217,152
Novellus Systems (b) (c)	2,800	67,200
PMC-Sierra, Inc. (b) (c)	4,600	56,534
QLogic Corp. (b)	3,400	65,790

		3,220,743

Steel (0.2%)
Allegheny Technologies, Inc.	1,800	110,124
Nucor Corp.	3,600	377,244
United States Steel Corp. (c)	2,500	151,700

		639,068

Telecommunications (5.2%)
ADC Telecomm, Inc. (b)	2,357	60,316
ALLTEL Corp.	8,700	563,325
Andrew Corp. (b)	3,700	45,436
AT&T, Inc.	87,049	2,353,805
BellSouth Corp.	40,800	1,413,720
CenturyTel, Inc.	3,000	117,360
CIENA Corp. (b)	11,039	57,513
Citizens Communications Co.	7,800	103,506
Comverse Technology, Inc. (b)	4,600	108,238
Corning, Inc. (b)	34,900	939,159
JDS Uniphase Corp. (b) (c)	35,000	145,950
Lucent Technologies, Inc. (b)	100,800	307,440
Motorola, Inc.	56,300	1,289,833
QUALCOMM, Inc.	37,200	1,882,692
Qwest Communications Int’l, Inc. (b) (c)	34,823	236,796
Sprint Corp.	67,399	1,741,590
Tellabs, Inc. (b)	9,900	157,410
Univision Communications, Inc. (b)	5,200	179,244
Verizon Communications, Inc.	65,702	2,237,810

		13,941,143

Tire & Rubber (0.1%)
B.F. Goodrich Co. (The)	2,800	122,108
Cooper Tire & Rubber Co. (c)	1,800	25,812
Goodyear Tire & Rubber Co. (b) (c)	4,200	60,816

		208,736

Tobacco (0.1%)
Reynolds American, Inc. (c)	2,000	211,000
UST, Inc. (c)	3,600	149,760

		360,760

Trucking (1.0%)
FedEx Corp.	6,900	779,286
Ryder System, Inc. (c)	1,500	67,170
United Parcel Service, Inc., Class B	24,800	1,968,624

		2,815,080

Utilities (2.6%)
AES Corp. (b)	14,900	254,194
Allegheny Energy, Inc. (b)	3,600	121,860
Ameren Corp. (c)	4,800	239,136
American Electric Power Co., Inc.	8,960	304,819
Centerpoint Energy, Inc. (c)	6,500	77,545
Cinergy Corp.	4,600	208,886
CMS Energy Corp. (b) (c)	4,900	63,455
Consolidated Edison, Inc. (c)	5,500	239,250
Constellation Energy Group, Inc. (c)	4,200	229,782
Detroit Edison Co. (c)	3,900	156,351
Dominion Resources, Inc.	8,000	552,240
Duke Energy Corp. (c)	21,200	617,981
Edison Int’l	7,400	304,732
Entergy Corp.	4,700	324,018
FirstEnergy Corp.	7,586	370,955
FPL Group, Inc.	9,100	365,274
Nisource, Inc. (c)	6,064	122,614
PG & E Corp.	7,800	303,420
Pinnacle West Capital Corp.	2,400	93,840

PPL Corp.	8,500	249,900
Progress Energy, Inc. (c)	5,626	247,431
Public Service Enterprise Group, Inc.	5,700	365,028
Southern Co. (c)	17,000	557,090
TECO Energy, Inc. (c)	5,100	82,212
TXU Corp.	10,400	465,504
Xcel Energy, Inc. (c)	8,880	161,172

		7,078,689

Waste Management (0.2%)
Allied Waste Industries, Inc. (b) (c)	4,700	57,528
Waste Management, Inc.	12,600	444,780

		502,308

Total Common Stocks		266,019,882

CASH EQUIVALENTS (0.7%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies, in a joint trading account at 4.68%, dated 03/31/06, due 04/03/06, repurchase price $1,908,641)	$1,907,897	1,907,897

Total Cash Equivalents		1,907,897

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (4.9%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)	$13,181,701	13,181,701

Total Short-Term Securities Held as Collateral for Securities Lending		13,181,701

Total Investments (Cost $272,971,145) (a) - 104.7%		281,109,480
Liabilities in excess of other assets - (4.7)%		(12,630,493)

NET ASSETS - 100.0%		$268,478,987

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of March 31, 2006.

At March 31, 2006 the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts *	Expiration	Market Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
41	S&P 500 Emini Futures	06/16/06	$2,671,765	$15,259

*	Cash pledged as collateral.

Gartmore Variable Insurance Trust

Van Kampen GVIT Multi-Sector Bond Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Principal Amount	Value
Corporate Bonds (41.4%)
Advertising (0.3%)
Interpublic Group Co., Inc., 5.40%, 11/15/09	$280,000	$258,300
WPP Finance (UK) Corp., 5.88%, 06/15/14	385,000	380,169
WPP Group, PLC, 6.00%, 06/18/08	120,000	152,330

		790,799

Aerospace & Defense (0.1%)
Northrop Grumman Corp., 4.08%, 11/16/06	115,000	114,178
Systems 2001 Asset Trust, 6.66%, 09/15/13 (c)	284,829	296,855

		411,033

Asset Backed Securities (9.1%)
Aegis Asset Backed Securities Trust, 4.93%, 10/25/35 (e)	1,189,451	1,189,658
Asset Backed Funding Certificates, 4.90%, 01/25/35 (e)	265,685	265,707
Banc of America Funding Corp., 4.92%, 09/20/35 (e)	631,588	634,941
Bear Stearns Asset Backed, Inc., 5.04%, 03/25/35	1,222,942	1,223,084
Bear Stearns Asset Backed, Inc., 4.94%, 08/25/35 (e)	701,248	701,359
Capital Auto Receivables Asset Trust, 4.81%, 04/15/08 (e)	1,250,000	1,250,430
Countrywide Alternative Loan Trust, 5.09%, 05/25/45	1,125,000	1,125,000
Credit Based Asset Servicing and Securities, 4.92%, 08/25/35 (e)	910,742	910,735
Credit Based Asset Servicing and Securities, 4.93%, 08/25/35 (e)	899,395	899,530
DSLA Mortgage Loan Trust, 4.84%, 03/19/45	1,850,000	1,850,000
First Franklin Mortgage Loan Asset Backed Certificates, 4.92%, 07/25/35 (e)	1,006,631	1,006,806
Greenpoint Mortgage Funding Trust, 5.11%, 08/25/35	1,850,000	1,850,000
GSAMP Trust, 4.91%, 04/25/35 (e)	227,110	227,146
GSAMP Trust, 4.91%, 06/25/35 (e)	458,674	458,729
GSAMP Trust, 4.94%, 08/01/35 (e)	1,128,969	1,129,206
Master Asset Backed Securities Trust, 4.91%, 03/25/35 (e)	313,673	313,723
MBNA Master Credit Card Trust, 4.95%, 09/15/09	1,675,000	1,678,317
Structured Asset Investment Loan Trust, 5.16%, 11/25/33 (e)	231,092	231,425
Structured Asset Investment Loan Trust, 4.91%, 06/25/35 (e)	433,937	433,967

Structured Asset Investment Loan Trust, 4.92%, 07/25/35 (e)	1,037,643	1,037,687
Structured Asset Investment Loan Trust, 5.03%, 04/25/45	1,450,000	1,450,000
Structured Asset Investment Loan Trust, 4.76%, 04/25/46	2,150,000	2,149,999
Structured Asset Mortgage Investments, Inc., 4.92%, 02/25/36	1,299,998	1,299,998
Structured Asset Securities Corp., 4.90%, 05/25/35 (e)	741,183	740,951
Structured Asset Securities Corp., 5.02%, 06/25/35 (e)	1,600,000	1,600,672

		25,659,070

Automotive (1.3%)
Daimler Chrysler NA Holdings, 8.50%, 01/18/31	180,000	210,579
General Motors Corp., 8.38%, 07/05/33	180,000	156,818
General Motors Corp., 8.38%, 07/15/33 (b)	3,090,000	2,263,424
Lear Corp., 8.11%, 05/15/09 (b)	620,000	576,600
Sonic Automotive Inc., Series B, 8.63%, 08/15/13	445,000	445,000

		3,652,421

Banking (1.0%)
Banco ABN AMRO Real SA, 0.00%, 07/21/06 (c)	260,000	315,900
Banco ABN AMRO Real SA, 15.86%, 12/13/07	650,000	306,894
Bank One Corp., 6.00%, 02/17/09	95,000	96,538
Chase Manhattan Corp., 7.00%, 11/15/09	240,000	251,826
Citibank N.A., 15.00%, 01/30/09	275,900	294,965
Deutsche Bank AG, 5.13%, 01/31/13	80,000	103,036
JP Morgan Chase & Co., 5.35%, 03/01/07	140,000	140,090
KFW International Finance, 2.05%, 09/21/09	94,000,000	823,585
Marshall & Ilsley Bank, 3.80%, 02/08/08	605,000	589,535

		2,922,369

Brewery (0.1%)
FBG Finance Ltd., 5.13%, 06/15/15 (c)	250,000	234,153

Broadcast Media (0.1%)
Salem Communications Holding Corp., 9.00%, 07/01/11	184,000	192,740

Business Services (0.1%)
Iron Mountain, Inc., 8.63%, 04/01/13	195,000	202,800
Iron Mountain, Inc., 7.75%, 01/15/15	180,000	181,350

		384,150

Cable (0.6%)
Cablevision Systems Corp., 8.72%, 04/01/09 (b) (e)	290,000	304,138
CCH I LLC, 11.00%, 10/01/15 (b) (c)	210,000	174,563
Comcast Cable Communication, Inc., 6.75%, 01/30/11	300,000	311,852

Echostar DBS Corp., 6.38%, 10/01/11	550,000	537,624
Echostar DBS Corp., 6.63%, 10/01/14	70,000	67,638
General Cable Corp., 9.50%, 11/15/10	100,000	108,000
Renaissance Media Group, 10.00%, 04/15/08	120,000	120,000
TCI Communications, Inc., 7.88%, 02/15/26	90,000	98,677

		1,722,492

Chemicals & Plastics (0.7%)
Equistar Chemical, 10.13%, 09/01/08	330,000	350,625
Huntsman Corp., 10.13%, 07/01/09	195,000	199,875
ICI Wilmington, 4.38%, 12/01/08	115,000	110,876
JohnsonDiversey, Inc., 9.63%, 05/15/12	180,000	184,725
Nalco Co., 7.75%, 11/15/11 (b)	165,000	167,063
Westlake Chemicals, 6.63%, 01/15/16 (b)	1,070,000	1,057,962

		2,071,126

Construction & Building Materials (0.1%)
Technical Olympic USA, Inc., 9.00%, 07/01/10	100,000	102,500
Technical Olympic USA, Inc., 10.38%, 07/01/12 (b)	100,000	101,000

		203,500

Consumer Products (0.1%)
Clorox Co., 5.03%, 12/14/07 (e)	210,000	210,437
Spectrum Brands, Inc., 7.38%, 02/01/15	220,000	191,400

		401,837

Distribution & Wholesale (0.0%)
Nebraska Book Co., 8.63%, 03/15/12	65,000	59,800

Diversified (0.0%)
Murrin Murrin Holdings, 0.00%, 08/31/07 (b) (e) (f)	125,000	0
Tyco International Group SA, 6.13%, 04/04/07	40,000	49,680

Drugs (0.1%)
Amerisourcebergen Corp., 5.63%, 09/15/12 (b) (c)	120,000	118,020
Warner Chilcott Corp., 8.75%, 02/01/15 (b) (c)	210,000	208,425

		326,445

Entertainment (0.2%)
Isle Of Capri Casinos, 7.00%, 03/01/14 (b)	490,000	483,875

Environmental Controls (0.2%)
Waste Management, Inc., 7.13%, 10/01/07	450,000	460,637

Financial Services (13.8%)
AIG SunAmerica Global Finance, 6.30%, 05/10/11 (c)	395,000	409,901
Altria Finance Ltd., 5.63%, 06/24/08	90,000	113,044
American General Finance Corp., 4.63%, 05/15/09	95,000	93,060
American Home Mortgage Investment Trust, 5.17%, 04/25/44 (e)	781,740	783,517
Ameriquest Mortgage Securities, 4.96%, 07/25/35 (e)	1,036,724	1,036,960

AXA Financial, Inc., 7.75%, 08/01/10	460,000	498,788
Capital Auto Receivables Asset Trust, 4.83%, 01/15/08 (e)	1,234,694	1,235,230
Carrington Mortgage Loan Trust, 4.90%, 06/25/35 (e)	437,953	437,966
Carrington Mortgage Loan Trust, 4.97%, 09/25/35 (e)	940,942	941,075
Carrington Mortgage Loan Trust, 4.94%, 10/25/35 (e)	1,290,145	1,290,374
Caterpillar Financial Services Corp., 4.44%, 08/20/07 (e)	220,000	220,237
Caterpillar Financial Services Corp., 3.63%, 11/15/07	75,000	73,123
CIT Group, Inc., 7.38%, 04/02/07	120,000	122,306
Citigroup Mortgage Loan Trust, Inc., 4.91%, 05/25/35 (e)	786,912	787,032
Countrywide Alternative Loan Trust, 0.48%, 02/25/37	7,776,172	436,195
Countrywide Alternative Loan Trust, 5.10%, 10/25/35 (e)	846,199	848,021
Countrywide Alternative Loan Trust, 5.04%, 11/20/35 (e)	1,197,263	1,199,369
Countrywide Alternative Loan Trust, 4.73%, 05/25/36 (e)	1,281,677	1,281,628
Countrywide Home Loans, Inc., 3.25%, 05/21/08	220,000	210,523
Equifirst Mortgage Loan Trust, 4.88%, 04/25/35 (e)	398,888	398,919
Farmers Exchange Capital, 7.05%, 07/15/28 (c)	285,000	289,071
GE Capital Credit Card Master Note Trust, 4.80%, 06/15/10 (e)	1,350,000	1,350,636
General Electric Capital Corp., 4.25%, 12/01/10	100,000	95,431
General Motors Acceptance Corp., 6.88%, 09/15/11	1,280,000	1,193,061
Harborview Mortgage Loan Trust, 5.16%, 09/19/35 (e)	1,095,543	1,102,073
Harborview Mortgage Loan Trust, 0.00%, 03/19/37	25	19
Harborview Mortgage Loan Trust, 5.07%, 07/19/45 (e)	728,584	733,265
Household Finance Corp., 6.50%, 05/05/09	140,000	182,856
John Hancock Global Funding, 7.90%, 07/02/10 (c)	155,000	170,522
JSG Funding, PLC, 10.13%, 10/01/12	80,000	108,083
Mantis Reef, Ltd., 4.69%, 11/14/08 (c)	425,000	413,368
MBNA Corp., 5.14%, 05/05/08 (e)	460,000	463,363
MBNA Credit Card Master Note Trust, 4.87%, 08/16/10 (e)	1,750,000	1,753,783
Merrill Lynch Mortgage Investors, Inc., 4.83%, 04/25/08 (e)	1,634,955	1,635,055
Merrill Lynch Mortgage Investors, Inc., 5.02%, 06/25/35 (e)	435,877	435,966
Merrill Lynch Mortgage Investors, Inc., 4.94%, 07/25/35 (e)	1,201,046	1,201,150
New Century Home Equity Loan Trust, 5.35%, 11/25/34	1,250,000	1,253,193

Novastar Home Equity Loan, 4.94%, 06/25/35 (e)	857,297	857,462
Option One Morgage Loan Trust, 5.12%, 11/25/34 (e)	952,142	953,044
Park Place Securities, Inc., 4.90%, 06/25/35 (e)	429,702	429,661
Residential Accredit Loans, Inc., 5.08%, 02/25/46	821,894	821,894
Residential Accredit Loans, Inc., 5.09%, 02/25/46	649,668	651,237
Residential Capital Corp., 6.38%, 06/30/10	460,000	463,413
Saxon Asset Securities Trust, 4.91%, 10/25/35 (e)	662,131	662,204
Terwin Mortgage Trust, 4.94%, 07/25/35 (c) (e)	601,952	602,030
Wachovia Morgage Loan Trust, LLC, 4.93%, 10/25/35 (e)	870,005	870,139
Washington Mutual, Inc., 5.09%, 04/25/45	1,257,805	1,258,260
Washington Mutual, Inc., 4.95%, 05/25/45	1,125,000	1,125,000
Washington Mutual, Inc., 5.11%, 08/25/45 (e)	845,817	847,831
Washington Mutual, Inc., 5.08%, 10/25/45 (e)	1,414,728	1,416,755
Washington Mutual, Inc., 5.07%, 11/25/45 (e)	1,074,964	1,077,473
Washington Mutual, Inc., 5.07%, 12/25/45 (e)	986,107	985,893
Washington Mutual, Inc., 4.69%, 01/01/49	1,425,000	1,425,000

		39,245,459

Food Products & Services (0.6%)
Albertson’s, Inc., 8.00%, 05/01/31 (b)	820,000	763,305
Conagra Foods, Inc., 7.00%, 10/01/28	150,000	155,189
Conagra Foods, Inc., 8.25%, 09/15/30	100,000	117,158
Michael Foods, 8.00%, 11/15/13 (b)	120,000	122,250
Pilgrim’s Pride Corp., 9.63%, 09/15/11 (b)	270,000	281,475
Pilgrim’s Pride Corp., 9.25%, 11/15/13	95,000	95,713
Smithfield Foods, Inc., 8.00%, 10/15/09 (b)	90,000	93,825

		1,628,915

Health Care & Health Care Services (0.4%)
Columbia HCA Healthcare, 7.69%, 06/15/25	370,000	365,847
HCA, Inc., 7.58%, 09/15/25	175,000	169,436
Health Net, Inc., 9.88%, 04/15/11	295,000	334,603
National Nephrology Association, 9.00%, 11/01/11	40,000	43,918
Tenet Healthcare Corp., 7.38%, 02/01/13	310,000	282,875

		1,196,679

Hotels & Casinos (0.5%)
HMH Properties, Inc., Series B, 7.88%, 08/01/08	63,000	63,473

Host Marriott LP, 7.13%, 11/01/13 (b)	80,000	81,400
Host Marriott LP, 6.38%, 03/15/15 (b)	235,000	231,181
Hyatt Equities, LLC, 6.88%, 06/15/07 (c)	130,000	131,800
MGM Mirage, Inc., 6.00%, 10/01/09	300,000	295,500
Starwood Hotels & Resorts, 7.38%, 05/01/07	150,000	152,625
Station Casinos, Inc., 6.00%, 04/01/12	340,000	335,325

		1,291,304

Insurance (1.0%)
Farmers Insurance Exchange, 8.63%, 05/01/24 (c)	250,000	292,072
Hartford Financial Services Group, 2.38%, 06/01/06	40,000	39,832
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33	660,000	598,186
Munich Re Finance BV, 6.75%, 06/21/23	130,000	179,164
Specialty Underwriting & Residential Finance, 4.92%, 12/25/35 (e)	415,098	415,174
Specialty Underwriting & Residential Finance, 4.94%, 06/25/36 (e)	1,174,770	1,174,915
St. Paul Travelers, 5.01%, 08/16/07	240,000	237,861

		2,937,204

Internet (0.0%)
Exodus Communications, Inc., 0.00%, 07/15/10 (e) (f)	124,552	0
Rhythms Netconnections, 0.00%, 02/15/10 (e) (f)	366,692	0

Machinery, Construction & Mining (0.1%)
Manitowoc Co., Inc., 10.50%, 08/01/12	214,000	237,005

Manufacturing (0.4%)
Goodman Global Holdings, 7.67%, 06/15/12	70,000	71,225
Interface, Inc., 7.30%, 04/01/08	55,000	56,100
Interface, Inc., 10.38%, 02/01/10	60,000	65,700
Interface, Inc., 9.50%, 02/01/14 (b)	225,000	230,625
Koppers, Inc., 9.88%, 10/15/13 (b)	47,000	51,465
Levi Strauss & Co., 9.28%, 04/01/12 (b) (e)	190,000	196,650
NMHG Holding Co., 10.00%, 05/15/09	330,000	346,500
Propex Fabrics, Inc., 10.00%, 12/01/12	215,000	204,250

		1,222,515

Medical (0.2%)
Fresenius Medical Cap TR II, 7.88%, 02/01/08	350,000	358,750
Tenet Healthcare Corp., 9.88%, 07/01/14	100,000	101,250

		460,000

Multimedia (0.3%)
News America, Inc., 6.40%, 12/15/35 (b) (c)	770,000	736,223

Oil & Gas (2.0%)
Colorado Interstate Gas, 6.80%, 11/15/15 (c)	150,000	152,608
Consumers Energy Co., 4.80%, 02/17/09	210,000	205,729

Cooper Industries, Inc., 5.25%, 11/15/12 (c)	205,000	201,108
El Paso Production Holdings, 7.75%, 06/01/13 (b)	265,000	274,606
Empresa Nacional del Petroleo, 6.75%, 11/15/12	180,000	188,586
Empresa Nacional del Petroleo, 6.75%, 11/15/12 (c)	230,000	240,991
Entergy Gulf States, 5.61%, 12/08/08 (c)	270,000	270,118
Gazprom Capital, 8.63%, 04/28/34	190,000	234,650
Hanover Equipment Trust, Series A, 8.50%, 09/01/08 (b)	126,000	128,835
Hilcorp Energy, 10.50%, 09/01/10	153,000	168,491
Hilcorp Energy, 7.75%, 11/01/15 (c)	125,000	124,688
Husky Oil Ltd., 8.90%, 08/15/28	525,000	554,940
Magnum Hunter Resources, 9.60%, 03/15/12	29,000	31,103
National Gas Co., 6.05%, 01/15/36	220,000	211,140
Pemex Project Funding Master Trust, 6.63%, 04/04/10	250,000	328,339
Pemex Project Funding Master Trust, 6.21%, 06/15/10 (c)	570,000	585,105
Pemex Project Funding Master Trust, 8.63%, 12/01/23 (c)	250,000	293,750
Pemex Project Funding Master Trust, 9.50%, 09/15/27	30,000	38,400
Pemex Project Funding Master Trust, 9.50%, 09/15/27	110,000	140,800
Petro Shopping Centre, 9.00%, 02/15/12	320,000	321,600
Petroleos Mexicanos, 9.50%, 09/15/27 (c)	580,000	742,979
Pogo Producing Co., 6.88%, 10/01/17 (b)	210,000	207,375
Sempra Energy, 4.62%, 05/17/07	155,000	153,621

		5,799,562

Packaging & Containers (0.5%)
Graham Packaging Co., 8.50%, 10/15/12	155,000	156,550
Graphic Packaging International, 9.50%, 08/15/13 (b)	165,000	154,275
Huntsman Packaging Corp., 13.00%, 06/01/10	80,000	32,800
Owens-Illinois, Inc., 7.50%, 05/15/10 (b)	650,000	658,124
Pliant Corp., 11.13%, 09/01/09 (b)	45,000	47,363
Sealed Air Corp., 5.63%, 07/15/13	520,000	505,392

		1,554,504

Paper & Forest Products (1.5%)
Abitibi-Consolidated, Inc., 8.55%, 08/01/10 (b)	1,600,000	1,607,999
Abitibi-Consolidated, Inc., 8.85%, 08/01/30	470,000	421,825
Bowater, Inc., 7.95%, 11/15/11	920,000	917,700
Pindo Deli Finance BV, 4.68%, 04/28/15 (c) (e)	158,331	129,831
Pindo Deli Finance BV, 4.68%, 04/28/18 (c) (e)	446,898	259,201
Pindo Deli Finance BV, 0.00%, 04/28/27 (c)	901,231	225,308
Tjiwi Kimia Finance BV, 4.68%, 04/28/15	250,000	205,000

Tjiwi Kimia International BV, 5.25%, 04/28/15 (c) (e)	220,290	180,638
Tjiwi Kimia International BV, 5.25%, 04/28/18 (c) (e)	183,062	115,329
Tjiwi Kimia International BV, 0.00%, 04/28/27 (c)	473,111	118,278

		4,181,109

Pipelines (0.3%)
Consolidated Natural Gas, 5.00%, 12/01/14	230,000	215,633
Pacific Energy Partners, 7.13%, 06/15/14	150,000	152,625
Panhandle Eastern Pipelines Series B, 2.75%, 03/15/07	85,000	82,878
Texas Eastern Transmission, 7.00%, 07/15/32	130,000	144,293
The Williams Cos., Inc., 7.88%, 09/01/21 (b)	255,000	274,125

		869,554

Printing & Publishing (0.3%)
Dex Media West/Finance Series B, 9.88%, 08/15/13	75,000	82,969
Houghton Mifflin Co., 8.25%, 02/01/11 (b)	40,000	41,400
Houghton Mifflin Co., 9.88%, 02/01/13	170,000	182,750
Primedia, Inc., 8.88%, 05/15/11 (b)	255,000	248,624
Quebecor World Capital Corp., 8.75%, 03/15/16 (b) (c)	250,000	243,822
VNU NV, 6.63%, 05/30/07	100,000	124,678

		924,243

Real Estate (0.3%)
Brascan Corp., 7.13%, 06/15/12 (b)	250,000	265,642
World Financial, 6.91%, 09/01/13 (c)	551,953	578,522

		844,164

Real Estate Investment Trusts (0.4%)
Luminent Mortgage Trust, 5.06%, 04/25/36	1,191,355	1,192,536

Research and Testing Services (0.0%)
Geophysique, 7.50%, 05/15/15	40,000	41,200

Retail (0.4%)
Delhaize America, Inc., 8.13%, 04/15/11	215,000	232,101
Jean Coutu Group PJC, Inc., 7.63%, 08/01/12 (b)	60,000	58,350
Jean Coutu Group PJC, Inc., 8.50%, 08/01/14 (b)	175,000	160,563
Limited Brands, 6.95%, 03/01/33	150,000	146,424
Linens ‘N Things, Inc., 10.37%, 01/15/14 (b) (c)	560,000	561,399
Rite Aid Corp., 8.13%, 05/01/10	55,000	56,169

		1,215,006

Special Purpose Entity (1.0%)
Aries Vermogenswaltung, 9.60%, 10/25/14	500,000	623,800
Innophos Investments, 12.75%, 02/15/15	275,000	277,063

Innophos Investments, 12.75%, 02/15/15 (c) (e)	4,402	4,435
Innophos, Inc., 8.88%, 08/15/14 (b)	1,270,000	1,320,800
K&F Acquisition, Inc., 7.75%, 11/15/14 (b)	370,000	374,625
Medcath Holdings Corp., 9.88%, 07/15/12 (b)	105,000	109,200

		2,709,923

Telecommunications (1.6%)
American Tower Corp., 7.50%, 05/01/12 (b)	275,000	288,063
American Tower Corp., 7.13%, 10/15/12 (b)	100,000	104,000
AT&T Corp., 6.00%, 11/21/06 (b)	100,000	123,120
AT&T Corp., 9.75%, 11/15/31	295,000	352,248
Axtel SA, 11.00%, 12/15/13	285,000	323,475
Corning, Inc., 6.25%, 02/18/10	60,000	77,791
Deutsche Telekom, 8.25%, 06/15/30	40,000	47,849
Deutsche Telekom International Finance, 8.13%, 05/29/12	160,000	233,957
France Telecom, 8.50%, 03/01/31	115,000	143,648
France Telecom SA, 8.13%, 01/28/33	90,000	149,664
Intelsat Bermuda Ltd., 9.61%, 01/15/12 (e)	190,000	193,088
Nextlink Communications, Inc., 0.00%, 06/01/09 (f)	350,000	0
Nextlink Communications, Inc., 0.00%, 06/01/09 (f)	500,000	0
Nortel Networks Corp., 4.25%, 09/01/08	190,000	179,313
Qwest Communications International, 8.25%, 02/15/09 (e)	225,000	230,063
Qwest Corp., 5.63%, 11/15/08	45,000	44,663
Rural Cellular Corp., 9.41%, 03/15/10 (b) (e)	150,000	153,750
SBA Communications Corp., 8.50%, 12/01/12 (b)	114,000	126,540
SBA Telecommunications, 0.00%, 12/15/11 (b)	215,000	205,325
SBC Communications, Inc., 6.15%, 09/15/34	140,000	132,949
Sprint Capital Corp., 8.38%, 03/15/12	150,000	169,485
Sprint Capital Corp., 8.75%, 03/15/32	40,000	50,010
Telecom Italia Capital, 4.00%, 11/15/08	110,000	105,993
Telecom Italia Capital, 4.00%, 01/15/10	195,000	183,318
Ubiquitel Operating Co., 9.88%, 03/01/11	220,000	240,350
Verizon New England, 6.50%, 09/15/11	10,000	10,152
Wind Acquisition Financial SA, 10.75%, 12/01/15 (b) (c)	490,000	529,199

		4,398,013

Textiles (0.1%)
Mohawk Industries, Inc., Series D, 7.20%, 04/15/12	125,000	130,755
Tempur-Pedic, Inc., 10.25%, 08/15/10	71,000	76,059

		206,814

Tobacco (0.1%)
RJ Reynolds Tobacco Holdings, 6.50%, 07/15/10 (b)	200,000	201,500

Transportation Services (0.3%)
CHC Helicopter Corp., 7.38%, 05/01/14	220,000	224,400
Norfolk Southern Corp., 7.35%, 05/15/07	115,000	117,635
Union Pacific Corp., 6.79%, 11/09/07	100,000	102,217
Union Pacific Corp., 6.63%, 02/01/08	180,000	183,734
Union Pacific Corp., 6.65%, 01/15/11	130,000	135,494

		763,480

Utilities & Power Producers (1.2%)
AES Corp., 9.38%, 09/15/10 (b)	53,000	57,770
AES Corp., 7.75%, 03/01/14 (c)	95,000	99,750
AES Corp., 9.00%, 05/15/15 (b) (c)	305,000	330,925
Arizona Public Service Co., 5.80%, 06/30/14	250,000	246,252
CC Funding Trust I, 6.90%, 02/16/07	305,000	308,322
Cincinnati Gas & Electric Co., 5.70%, 09/15/12	380,000	378,531
Detroit Edison Co., 6.13%, 10/01/10	200,000	204,465
Entergy Gulf States, 3.60%, 06/01/08	65,000	62,166
Entergy Gulf States, 5.22%, 12/01/09 (e)	105,000	103,789
Foundation PA Coal Co., 7.25%, 08/01/14 (b)	50,000	50,750
Monongahela Power Co., 5.00%, 10/01/06	170,000	169,515
MSW Energy Holdings, 7.38%, 09/01/10	185,000	190,550
MSW Energy Holdings, 8.50%, 09/01/10	45,000	47,700
National Grid Transco, PLC, 5.00%, 07/02/18	110,000	135,866
NiSource Finance Corp., 5.34%, 11/23/09 (e)	120,000	120,387
Pacific Gas & Electric, 6.05%, 03/01/34	300,000	293,574
RWE Finance BV, 5.50%, 10/26/07	9,000	11,248
TXU Corp., 4.81%, 11/17/14	300,000	290,177
TXU Corp. Series J, 6.38%, 06/15/06	65,000	65,118
Wisconsin Electric Power Co., 3.50%, 12/01/07	110,000	106,733

		3,273,588

Total Corporate Bonds		117,156,627

Sovereign Bonds (11.6%)
ARGENTINA (0.3%)
Republic of Argentina, 5.83%, 12/31/33	1,400,000	588,000
Republic of Argentina, 8.28%, 12/31/33	46,702	45,772
Republic of Argentina, 0.00%, 04/10/49	390,000	157,950

		791,722

BRAZIL (1.2%)
Federal Republic of Brazil, 14.50%, 10/15/09	520,000	665,600

Federal Republic of Brazil, 10.50%, 07/14/14	180,000	224,100
Federal Republic of Brazil, 8.00%, 01/15/18	136,000	147,356
Federal Republic of Brazil, 8.88%, 10/14/19	956,000	1,104,179
Federal Republic of Brazil, 5.19%, 04/15/24 (e)	450,000	450,000
Federal Republic of Brazil, 6.00%, 04/15/24	200,000	199,700
Federal Republic of Brazil, 8.88%, 04/15/24	470,000	543,320

		3,334,255

BULGARIA (0.1%)
Republic of Bulgaria, 8.25%, 01/15/15	210,000	245,805
Republic of Bulgaria, 8.25%, 01/15/15 (c)	99,000	115,706

		361,511

CANADA (0.2%)
Canadian Govt., 5.25%, 06/01/12	700,000	633,064

COLOMBIA (0.2%)
Republic of Colombia, 9.75%, 04/09/11	139,404	154,564
Republic of Colombia, 8.25%, 12/22/14	155,000	174,375
Republic of Colombia, 11.75%, 02/25/20	90,000	128,250
Republic of Colombia, 8.13%, 05/21/24	170,000	190,400

		647,589

ECUADOR (0.1%)
Republic of Ecuador, 9.38%, 12/15/15	100,000	105,400
Republic of Ecuador, 9.00%, 08/15/30	290,000	290,000

		395,400

GERMANY (2.1%)
Bundes Republic of Deutschland, 5.63%, 01/04/28	3,820,000	5,699,223

ITALY (0.1%)
Buoni Poliennali Del Tesson, 5.25%, 11/01/29	120,000	165,463

IVORY COAST (0.0%)
Ivory Coast, 0.00%, 03/29/18	285,000	71,250

JAPAN (0.1%)
Japanese Government, 0.80%, 03/20/13	50,000,000	403,425

MALAYSIA (0.1%)
Malaysia, 8.75%, 06/01/09	290,000	317,140
Malaysia, 7.50%, 07/15/11	40,000	43,642

		360,782

MEXICO (1.1%)
Mexican Fixed Rate Bonds, 10.00%, 12/05/24	5,600,000	575,647
United Mexican States, 8.38%, 01/14/11	1,360,000	1,506,880
United Mexican States, 8.13%, 12/30/19	380,000	446,500
United Mexican States, 11.50%, 05/15/26	58,000	90,045

United Mexican States, 8.30%, 08/15/31	355,000	429,018

		3,048,090

NIGERIA (0.2%)
Central Bank of Nigeria, 6.25%, 11/15/20	500,000	499,300

PANAMA (0.2%)
Republic of Panama, 9.63%, 02/08/11	90,000	103,725
Republic of Panama, 7.13%, 01/29/26	220,000	224,400
Republic of Panama, 9.38%, 04/01/29	140,000	177,450

		505,575

PERU (0.2%)
Republic of Peru, 9.88%, 02/06/15	145,000	171,100
Republic of Peru, 8.38%, 05/03/16	120,000	130,200
Republic of Peru, 7.84%, 08/12/20	470,000	134,957
Republic of Peru, 8.75%, 11/21/33	160,000	178,400

		614,657

PHILIPPINES (1.1%)
Republic of Philippines, 8.88%, 03/17/15	1,060,000	1,196,475
Republic of Philippines, 10.63%, 03/16/25	270,000	349,988
Republic of Philippines, 9.50%, 02/02/30 (b)	1,420,000	1,686,250

		3,232,713

QATAR (0.1%)
State of Qatar, 9.75%, 06/15/30	170,000	249,475

RUSSIA (1.1%)
Russian Federation, 8.25%, 03/31/10	440,000	465,388
Russian Federation, 11.00%, 07/24/18	616,000	882,790
Russian Federation, 12.75%, 06/24/28	960,000	1,712,448
Russian Federation, 5.00%, 03/31/30	948	1,040

		3,061,666

SPAIN (1.2%)
Bonos Y Oblig Del Estado, 5.15%, 07/30/09	2,250,000	2,868,791
Bonos Y Oblig Del Estado, 6.15%, 01/31/13	330,000	457,889

		3,326,680

SWEDEN (0.2%)
Swedish Government, 5.00%, 01/28/09	4,500,000	606,366

TUNISIA (0.0%)
Banque Cent De Tunisie, 7.38%, 04/25/12	110,000	118,388

TURKEY (0.3%)
Republic of Turkey, 11.50%, 01/23/12	300,000	375,000
Republic of Turkey, 11.00%, 01/14/13	340,000	426,700

		801,700

UNITED KINGDOM (0.8%)
United Kingdom Treasury, 7.25%, 12/07/07	1,200,000	2,177,819

VENEZUELA (0.6%)
Republic of Venezuela, 10.75%, 09/19/13	240,000	299,280

Republic of Venezuela, 8.50%, 10/08/14	270,000	302,400
Republic of Venezuela, 9.38%, 01/13/34	912,000	1,165,080

		1,766,760

Total Sovereign Bonds		32,872,873

Mortgage Backed Obligations (8.9%)
Federal Home Loan Mortgage Corporation (0.5%)
Gold, Pool # C00712, 6.50%, 02/01/29	39,154	40,104
Gold, Pool # C01104, 8.00%, 12/01/30	49,995	53,223
Gold, Pool # C01132, 8.00%, 01/01/31	44,232	47,087
Gold, Pool # C01150, 8.00%, 02/01/31	38,936	41,450
Gold, Pool # C29808, 8.00%, 08/01/29	27,381	29,174
Gold, Pool # C37329, 8.00%, 03/01/30	3,284	3,496
Gold, Pool # C39060, 8.00%, 06/01/30	2,506	2,667
Gold, Pool # C41333, 7.50%, 08/01/30	23,428	24,484
Gold, Pool # C41531, 8.00%, 08/01/30	17,856	19,009
Gold, Pool # C42327, 8.00%, 09/01/30	2,531	2,695
Gold, Pool # C44964, 7.50%, 11/01/30	61,272	64,033
Gold, Pool # C46763, 8.00%, 01/01/31	4,698	5,006
Gold, Pool # C46946, 8.00%, 01/01/31	16,272	17,323
Gold, Pool # C48997, 8.00%, 03/01/31	90,962	96,835
Gold, Pool # C49587, 8.00%, 03/01/31	41,862	44,547
Gold, Pool # C50477, 8.00%, 04/01/31	35,278	37,541
Gold, Pool # C53381, 8.00%, 06/01/31	5,317	5,661
Gold, Pool # C53597, 8.00%, 06/01/31	154,359	164,262
Gold, Pool # C53657, 8.00%, 06/01/31	14,884	15,838
Gold, Pool # C60019, 7.50%, 11/01/31	11,163	11,664
Gold, Pool # C67851, 7.50%, 06/01/32	205,366	214,552
Gold, Pool # C69951, 6.50%, 08/01/32	60,245	61,542
Gold, Pool # C90381, 7.50%, 11/01/20	1,712	1,794
Pool # 170271, 12.00%, 08/01/15	307,609	333,531

		1,337,518

Federal National Mortgage Association (7.9%)
Pool # 251752, 6.50%, 06/01/28	155,821	159,765
Pool # 252009, 6.50%, 07/01/28	374,213	383,684
Pool # 253113, 7.50%, 03/01/30	25,511	26,684
Pool # 253673, 7.50%, 03/01/31	39,846	41,649
Pool # 253674, 8.00%, 03/01/31	3,051	3,255
Pool # 254695, 6.50%, 04/01/33	402,189	410,748
Pool # 323591, 6.50%, 03/01/29	259,543	266,111
Pool # 346286, 6.50%, 05/01/26	94,433	96,807
Pool # 370191, 6.50%, 01/01/27	6,160	6,315
Pool # 415967, 6.50%, 10/01/28	139,842	143,381
Pool # 457953, 6.50%, 01/01/29	124,380	127,528
Pool # 482616, 6.50%, 02/01/29	224,327	229,980
Pool # 50946, 6.50%, 12/01/23	30,502	31,145
Pool # 511954, 7.50%, 10/01/29	8,543	8,936
Pool # 517874, 7.50%, 02/01/30	45,098	47,138
Pool # 519145, 7.50%, 10/01/29	27,354	28,611
Pool # 523284, 7.50%, 11/01/29	4,004	4,188
Pool # 527589, 7.50%, 01/01/30	13,750	14,382
Pool # 535399, 8.00%, 07/01/30	41,095	43,842
Pool # 535533, 8.00%, 10/01/30	145,596	155,330
Pool # 540017, 8.00%, 05/01/30	6,124	6,533
Pool # 540091, 7.50%, 06/01/30	21,843	22,832
Pool # 545239, 8.00%, 09/01/31	54,881	58,550
Pool # 545551, 8.00%, 04/01/32	35,925	38,327
Pool # 545604, 8.00%, 09/01/31	21,500	22,929
Pool # 545759, 6.50%, 07/01/32	237,021	242,332
Pool # 555533, 6.50%, 04/01/33	114,154	116,793
Pool # 555571, 6.50%, 03/01/33	196,446	200,849
Pool # 563324, 7.00%, 12/01/30	80,755	83,169
Pool # 564363, 8.00%, 01/01/31	4,360	4,652
Pool # 564993, 7.50%, 03/01/31	30,552	31,934
Pool # 576112, 7.00%, 05/01/31	4,705	4,850
Pool # 577304, 7.50%, 04/01/31	8,281	8,653
Pool # 577407, 7.50%, 07/01/31	56,352	58,878
Pool # 606566, 7.50%, 10/01/31	44,259	46,243
Pool # 613017, 8.00%, 03/01/31	3,760	4,010
Pool # 630601, 7.00%, 05/01/32	277,891	286,271
Pool # 642656, 7.00%, 07/01/32	83,902	86,432
Pool # 656557, 6.50%, 01/01/33	28,008	28,636
Pool # 666097, 7.00%, 10/01/32	129,273	133,171
Pool # 667591, 6.50%, 10/01/32	362,334	370,454
Pool # 741875, 6.50%, 09/01/33	38,208	39,021
Pool # 745114, 7.00%, 12/01/35	1,181,483	1,216,804
Pool # 766095, 6.50%, 02/01/34	174,374	178,085
Pool # 826194, 7.00%, 07/01/35	28,119	28,960
Pool # 836067, 7.00%, 09/01/35	917,161	944,580
Pool # 836295, 7.00%, 10/01/35	835,327	860,300
Pool # 837999, 7.00%, 09/01/35	795,184	818,957
Pool # 839143, 7.00%, 10/01/35	3,452,285	3,555,495
Pool # 843922, 7.00%, 11/01/35	1,803,460	1,857,377
Pool # 844517, 7.00%, 12/01/35	7,809,861	8,043,344
Pool # 849298, 7.00%, 01/01/36	951,080	979,514

		22,608,414

Government National Mortgage Association (0.5%)
Pool # 780141, 10.00%, 12/15/20	219,448	241,223
Pool # 780349, 10.00%, 09/15/21	262,302	288,303
Pool # 780378, 11.00%, 01/15/19	240,220	263,709
Pool # 780699, 9.50%, 12/15/17	240,368	262,390
Pool # 780709, 11.00%, 01/15/21	285,707	312,970

		1,368,595

Total Mortgage Backed Obligations		25,314,527

Interest Only Bonds (1.6%)
Asset Backed Securities (1.1%)
Countrywide Alternative Loan Trust, 1.86%, 12/20/35 (c)	11,860,723	374,354
Countrywide Alternative Loan Trust, 2.02%, 12/20/35 (c)	10,540,627	525,383
Countyrwide Alternative Loan Trust, 1.04%, 03/25/46	7,993,288	410,905
Greenpoint Mortgage Funding Trust, 1.21%, 08/25/45	6,093,824	200,906
Greenpoint Mortgage Funding Trust, 1.15%, 10/25/45	5,095,414	128,978
Greenpoint Mortgage Funding Trust, 0.00%, 12/31/49	7,724,141	249,828
Harberview Mortgage Loan Trust, 1.35%, 06/19/35	8,531,093	223,941
Harborview Mortgage Loan Trust, 1.41%, 11/19/34	15,340,020	290,022
Harborview Mortgage Loan Trust, 1.66%, 05/19/35	13,317,077	349,573
Harborview Mortgage Loan Trust, 1.60%, 03/19/37	7,340,465	380,787
Indymac Indx Mortgage Loan Trust, 1.06%, 07/25/35	6,813,039	246,973

		3,381,650

Federal Home Loan Mortgage Corporation (0.2%)
IOETTE, Series 1103, Class N, 1156.50%, 06/15/21	16	29
2.19%, 06/17/27	1,963,232	78,097
6.00%, 04/15/32	1,303,654	228,061
7.00%, 07/15/33	561,797	130,621

		436,808

Federal National Mortgage Association (0.3%)
5.50%, 05/25/27	664,833	47,861
6.00%, 08/25/32	419,937	68,905
6.00%, 05/25/33	505,316	118,652
6.50%, 05/25/33	1,150,297	174,252
6.50%, 05/25/33	469,539	111,220
6.00%, 06/25/33	522,796	119,675
6.50%, 06/25/33	468,613	112,325

		752,890

Total Interest Only Bonds		4,571,348

U.S. Government Agencies (1.2%)
Federal National Mortgage Association (1.2%)
TBA, 5.50%, 04/21/18 (d)	2,550,000	2,532,469
TBA, 7.00%, 04/01/31	925,000	952,461

		3,484,930

Total U.S. Government Agencies		3,484,930

Warrants (0.1%)
Foreign Government (0.1%)
Central Bank of Nigeria, 0.00% (e) (f)	500	0
Republic of Argentina, 5.83%, 12/15/35 (e)	4,154,313	123,590

Republic of Argentina, 8.28%, 12/15/35	130,001	12,127
Republic of Venezuela, 0.00%, 04/15/20 (e) (f)	1,250	0
United Mexican States, 0.00%	250	19,500

Total WARRANTS		155,217

Options (0.0%)
Brazilian Real Put, 0.00%, 05/18/06	300,210	8,976

Total Options		8,976

Cash Equivalents (26.9%)
Cash Sweep (0.3%)
Investments in repurchase agreements (collateralized by U.S. Government Agencies in a joint trading account at 4.68% dated 03/31/06, due 04/03/06, repurchase price 905,445)	905,092	905,092

Brazil (0.1%)
Citigroup, INC. Brazil Ltn Note, 0.00%, 05/18/09	250,000	241,895

Federal Home Loan Bank Discount Notes (7.8%)
0.00%, 06/28/02	5,450,000	5,388,159
0.00%, 04/13/06	5,000,000	4,993,540
0.00%, 04/17/06	3,000,000	2,994,576
0.00%, 06/07/06	1,585,000	1,571,407
0.00%, 06/12/06	7,135,000	7,069,101

		22,016,783

Federal National Mortgage Association Discount Notes (1.1%)
0.00%, 04/05/06	3,000,000	2,999,226

Freddie Mac Discount Note (0.8%)
0.00%, 06/30/98	2,290,000	2,263,411

Turkey (0.2%)
Citigroup, Inc. Turkey Ltn Note, 0.00%, 06/28/07	710,000	707,259

US Treasury Bill (0.2%)
U.S. Treasury Bills, 0.00%, 07/13/06	700,000	691,249

US Treasury Bonds (0.5%)
6.38%, 08/15/27 (b)	1,300,000	1,519,985

US Treasury Notes (15.9%)
3.50%, 11/15/06 (b)	15,200,000	15,071,743
3.13%, 05/15/07 (b)	5,000,000	4,905,080
5.75%, 08/15/10	1,000,000	1,036,445
3.88%, 02/15/13	2,360,000	2,225,223
8.13%, 08/15/19 (b)	3,625,000	4,704,003
7.63%, 02/15/25 (b)	1,000,000	1,307,109
0.00%, 02/15/27 (b)	7,000,000	2,452,450
6.13%, 08/15/29 (b)	11,325,000	12,983,931

		44,685,984

Total Cash Equivalents		76,030,884

Short Term Securities Held as Collateral for Securities Lending (15.0%)
Pool of short-term securities for Gartmore Variable Insurance Trust – Notes to Statement of Investments (Securities Lending)	42,384,562	42,384,562

Total Short Term Securities Held as Collateral for Securities Lending		42,384,562

Total Investments (Cost $297,525,132) (a) - 106.7%	301,979,944
Liabilities in excess of other assets - (6.7)%	(18,947,227)

NET ASSETS - 100.0%	$283,032,717

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.
(b)	All or part of the security was on loan as of March 31, 2006
(c)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.
(d)	Mortgage Dollar Rolls
(e)	Variable Rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on March 31, 2006.
(f)	Security in default.

TBA	To Be Announced

At March 31, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contract:
Euro	06/27/06	(6,271,405)	(6,341,774)	(70,369)
Swedish Krone	06/21/06	(393,685)	(387,859)	5,826

Total Short Contracts		(6,665,090)	(6,729,633)	(64,543)

Long Contracts:
Japanese Yen	05/10/06	19,980,122	20,042,424	62,302

Total Long Contracts		19,980,122	20,042,424	62,302

At March 31, 2006, the Fund’s open future contracts were as follows:

Currency	Contracts	Expiration	Market Value Covered by Contracts	Appreciation/ (Depreciation)
Long Contract:
658	U.S. 10 yr. Note Future	06/21/06	70,005,031	(1,019,615)
2	Japanese Gov’t Bond	06/09/06	266,920,000	(4,160,006)

Total Long Contracts			336,925,031	(5,179,621)

Short Contracts:
237	U.S. 5 yr. Note Future	06/30/06	(24,751,688)	226,825
63	U.S. 2 yr. Bond Future	06/30/06	(12,843,141)	33,280
88	U.S. 30 yr. Treasury Bond	06/21/06	(9,605,750)	302,421
12	Euro Bond Future	06/08/06	(1,406,040)	33,327

Total Short Contracts			(48,606,619)	595,853

The following is a summary of option activity for the period ended March 31, 2006, by the Funds (amounts in thousands):

Covered Call Options	Shares Subject To Contract	Premiums
Balance at beginning of period	0	$0
Options written	813	9
Options closed	(300)	(9)
Options expired	0	0
Options exercised	0	0
Options outstanding at end of period	513	$0

Gartmore Variable Insurance Trust

GVIT Small Cap Value Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (96.4%)
Advanced Materials & Products (0.2%)
Ceradyne, Inc. (b)	33,400	$1,666,660

Aerospace & Defense (4.3%)
AAR Corp. (b)	15,600	444,288
Alliant Techsystems, Inc. (b)	70,850	5,467,495
Curtiss-Wright Corp.	14,400	953,280
DRS Technologies, Inc.	112,250	6,159,157
EDO Corp.	193,220	5,960,837
Esterline Technologies Corp. (b)	35,500	1,517,625
HEICO Corp.	8,200	259,858
Herley Industries, Inc. (b)	10,500	219,240
Hexcel Corp. (b)	127,740	2,806,448
K&F Industries Holdings, Inc. (b)	229,650	3,812,190
Kaman Corp., Class A	29,600	744,736
Moog, Inc., Class A (b)	110,065	3,906,207
Orbital Sciences Corp. (b)	19,500	308,490
Teledyne Technologies, Inc. (b)	32,000	1,139,200
Triumph Group, Inc. (b)	9,100	402,766

		34,101,817

Airlines (0.6%)
Alaska Air Group, Inc. (b)	21,900	776,355
Continental Airlines, Inc., Class B (b)	22,400	602,560
Enpro Industries, Inc. (b)	15,200	521,360
ExpressJet Holdings, Inc. (b)	128,636	957,052
Mesa Air Group, Inc. (b)	27,200	311,168
SkyWest, Inc.	51,400	1,504,478

		4,672,973

Apparel (0.6%)
Cato Corp. Class A	32,450	774,257
K-Swiss, Inc., Class A	13,300	400,862
Oxford Industries, Inc.	2,400	122,712
Perry Ellis Int’l, Inc. (b)	72,427	1,639,023
Phillips-Van Heusen Corp.	36,400	1,390,844
Quiksilver, Inc. (b)	32,900	455,994
Russell Corp.	13,500	186,300

		4,969,992

Auto Dealers (0.3%)
Lithia Motors, Inc., Class A	63,900	2,217,330
Sonic Automotive, Inc.	5,600	155,456
United Auto Group, Inc.	7,100	305,300

		2,678,086

Auto Parts & Equipment (0.7%)
Aftermarket Technology Corp. (b)	23,400	529,074
American Axle & Manufacturing	13,000	222,690
Holdings, Inc.
Arvinmeritor, Inc.	41,800	623,238
Asbury Automotive Group, Inc. (b)	60,600	1,195,032
Keystone Automotive Industries, Inc. (b)	7,500	316,575

Standard Motor Products, Inc.	102,600	911,088
Tenneco Automotive, Inc. (b)	65,600	1,422,864

		5,220,561

Banks (8.3%)
Amcore Financial, Inc.	51,400	1,625,268
AmericanWest Bancorp (b)	5,500	145,585
Ameris Bancorp	8,880	206,549
Associated Banc-Corp.	14,300	485,914
BancFirst Corp.	9,400	409,840
Bank of the Ozarks, Inc.	9,300	339,450
Banner Corp.	4,800	163,200
BOK Financial Corp.	36,900	1,754,595
Capital Crossing Bank (b)	800	25,488
Capitol Bancorp Ltd.	9,100	425,425
Cardinal Financial Corp.	6,000	81,180
Cathay General Bancorp	10,300	387,692
Central Pacific Financial Corp.	51,100	1,876,392
Chemical Financial Corp.	14,555	470,272
Chittenden Corp.	14,000	405,580
City Bank	700	32,578
City Holding Co.	11,300	415,727
Colonial Bancgroup, Inc.	125,200	3,130,000
Columbia Banking System, Inc.	9,230	308,836
Community Bank System, Inc.	15,000	334,950
Community Banks, Inc.	600	17,076
Community Trust Bancorp, Inc.	8,770	297,303
Corus Bankshares, Inc.	59,500	3,536,680
Cullen/Frost Bankers, Inc.	21,100	1,134,125
East West Bancorp, Inc.	43,890	1,691,960
Eurobancshares, Inc. (b)	19,500	229,905
Financial Institutions, Inc.	2,200	41,558
First BanCorp. ADR - PR	24,700	305,292
First Citizens BancShares, Class A	10,000	1,930,000
First Commonwealth Financial Corp.	26,400	387,024
First Oak Brook Bank	4,700	125,725
First Republic Bancorp, Inc.	23,650	894,443
First State Bancorp	2,090	55,510
FNB Corp.	3,100	105,338
Fremont General Corp.	69,100	1,489,796
Gold Banc Corp.	60,900	1,115,688
Great Southern Bancorp, Inc.	8,100	233,928
Greater Bay Bancorp	29,500	818,330
Hanmi Financial Corp.	154,900	2,797,494
Heartland Financial USA, Inc.	5,700	134,520
Heritage Commerce Corp.	2,800	70,000
Horizon Financial Corp	5,100	130,356
Iberiabank Corp.	32,200	1,821,554
Independent Bank Corp. (Mass.)	28,800	925,920
Independent Bank Corp. (Mich.)	30,358	863,685
Irwin Financial Corp.	33,700	651,421
Lakeland Financial Corp.	1,200	56,100
Mainsource Financial Group, Inc.	3,896	73,634
MB Financial, Inc.	5,650	200,010
MBT Financial Corp.	6,900	115,920
Mercantile Bank Corp.	9,964	389,592
Mid-State Bancshares	14,900	438,507
Nara Bankcorp, Inc.	2,500	43,875
National Penn Bancshares, Inc.	68,070	1,448,530
Old Second Bancorp, Inc.	3,900	128,037
Oriental Financial Group ADR - PR	20,900	302,005
Pacific Capital Bancorp	7,000	236,880
Peoples Bancorp, Inc.	5,600	168,000

Prosperity Bancshares, Inc.	13,100	395,751
Provident Bankshares Corp.	58,200	2,121,390
R & G Financial Corp. ADR - PR	58,650	742,509
Republic Bancorp, Inc.	75,371	907,467
Republic Bancorp, Inc., Class A	5,381	109,347
Royal Bancshares of Pennsylvania, Class A	5,558	136,282
Santander Bancorp	2,400	60,960
SCBT Financial Corp.	4,395	154,177
Security Bank Corp.	11,000	277,970
Sierra Bancorp	1,200	30,912
Signature Bank (b)	154,300	5,028,636
Simmons First National Corp., Class A	7,900	235,104
Southside Bancshares, Inc.	9,555	193,298
Southwest Bancorp	6,100	135,664
Sterling Bancshares, Inc.	33,300	601,065
Sterling Financial Corp.	61,312	1,339,054
Summit Bancshares, Inc.	16,700	321,809
Sun Bancorp, Inc. (b)	5,671	110,585
Taylor Capital Group, Inc.	10,100	395,819
Texas Regional Bancshares, Inc.	185,955	5,483,812
Trico Bancshares	7,100	201,072
TrustCo Bank Corp.	36,400	442,988
UMB Financial Corp.	13,000	912,990
Umpqua Holdings Corp.	27,800	792,300
Union Bankshares Corp.	26,000	1,188,460
United Bankshares, Inc.	8,500	325,295
W Holding Co., Inc. ADR - PR	54,691	430,418
West Coast Bancorp	44,700	1,249,365
Western Sierra Bancorp	3,800	172,292
Wilmington Trust Corp.	39,500	1,712,325

		64,639,358

Beverages (0.2%)
Boston Beer Co., Inc., Class A (b)	75,210	1,956,212
Broadcast Media & Television (1.1%)
4Kids Entertainment, Inc. (b)	2,000	34,380
Arbitron, Inc.	59,230	2,003,159
Citadel Broadcasting Corp.	134,740	1,494,267
Entravision Communications Corp. (b)	438,650	4,018,033
Lin TV Corp., Class A (b)	5,500	49,500
Mediacom Communications, Class A (b)	27,000	155,250
Radio One, Inc. (b)	109,600	817,616
Saga Communications, Inc. (b)	10,100	97,667
Sinclair Broadcast Group, Inc.	5,900	48,085

		8,717,957

Building (3.6%)
Apogee Enterprises, Inc.	24,500	413,560
Baker (Michael) Corp. (b)	45,600	1,291,848
Building Materials Holding Corp.	16,400	584,496
Chicago Bridge & Iron Co. ADR - NL	93,020	2,232,480
Genlyte Group, Inc. (b)	25,200	1,717,128
Granite Construction, Inc.	25,600	1,246,208
Lennox Int’l, Inc.	47,100	1,406,406
Levitt Corp., Class A	14,975	330,049
LSI Industries, Inc.	44,700	761,688
M/I Homes, Inc.	3,400	159,800
Modine Manufacturing Co.	21,200	625,400
Modtech Holdings, Inc. (b)	338,300	2,960,125
NCI Building Systems, Inc. (b)	16,200	968,274
Newmark Homes Corp.	40,300	820,105
Texas Industries, Inc.	17,400	1,052,526
U.S. Concrete, Inc. (b)	54,200	783,732

Universal Forest Products, Inc.	36,100	2,291,989
Washington Group Int’l, Inc.	112,850	6,476,462
Watsco, Inc.	7,500	532,875
WCI Communities, Inc. (b)	36,800	1,023,776
Williams Scotsman Int’l, Inc. (b)	31,265	783,188

		28,462,115

Business Services (0.6%)
CRA Int’l, Inc. (b)	4,700	231,522
Deluxe Corp.	47,600	1,245,692
Digitas, Inc. (b)	112,600	1,621,440
IKON Office Solutions, Inc.	16,200	230,850
infoUSA, Inc.	4,800	62,304
Spherion Corp. (b)	51,000	530,400
StarTek, Inc.	5,700	134,292
TALX Corp.	10,050	286,224
Viad Corp.	19,100	654,748

		4,997,472

Casinos & Gambling (0.1%)
Ameristar Casinos, Inc.	15,100	389,429
Aztar Corp. (b)	10,300	432,497

		821,926

Chemicals (1.9%)
FMC Corp.	31,800	1,970,964
Georgia Gulf Corp.	3,300	85,767
H. B. Fuller Co.	28,000	1,437,520
Hercules, Inc. (b)	70,600	974,280
Methanex Corp.	286,600	5,883,898
Minerals Technologies, Inc.	11,000	642,510
Newmarket Corp.	20,800	989,872
Olin Corp.	24,400	523,868
PolyOne Corp. (b)	84,000	782,880
Sensient Technologies Corp.	14,700	265,335
Terra Industries, Inc. (b)	29,300	206,565
UAP Holding Corp.	22,200	477,300
Valhi, Inc.	21,400	378,780
W.R. Grace & Co. (b)	35,400	470,820
Wellman, Inc.	36,200	230,232

		15,320,591

Coal (0.5%)
Alpha Natural Resources, Inc. (b)	40,690	941,567
Foundation Coal Holdings, Inc.	61,440	2,527,641
KFX, Inc. (b)	24,580	447,356

		3,916,564

Commercial Services (0.7%)
CBIZ, Inc. (b)	29,200	233,600
Clark, Inc.	7,500	88,575
Consolidated Graphics, Inc. (b)	8,100	422,172
Learning Tree Int’l, Inc. (b)	228,000	2,763,360
LodgeNet Entertainment Corp. (b)	39,400	613,852
Maximus, Inc.	3,700	133,126
NCO Group, Inc. (b)	7,900	187,625
Sourcecorp (b)	4,300	103,673
TeleTech Holdings, Inc. (b)	40,200	446,622
Vertrue, Inc. (b)	2,400	100,320
Volt Information Sciences, Inc. (b)	5,700	174,192

		5,267,117

Communications Technology (2.1%)
3COM Corp. (b)	124,800	638,976
Avaya, Inc. (b)	128,000	1,446,400
CIENA Corp. (b)	339,000	1,766,190

CommScope, Inc. (b)	24,700	705,185
Dycom Industries, Inc. (b)	55,550	1,180,438
Fairpoint Communications, Inc.	76,100	1,051,702
Glenayre Technologies, Inc. (b)	16,400	86,100
Harmonic, Inc. (b)	24,700	157,339
Inter-Tel, Inc.	24,400	523,136
Plantronics, Inc.	12,000	425,160
Powerwave Technologies, Inc. (b)	362,160	4,885,538
RF Micro Devices, Inc. (b)	183,900	1,590,735
SureWest Communications	6,700	161,604
Symbol Technologies, Inc.	107,200	1,134,176
Valor Communications Group	78,200	1,029,112

		16,781,791

Computer Software & Services (5.5%)
Actuate Corp. (b)	31,940	135,745
Agilysys, Inc.	35,100	528,606
Black Box Corp.	59,000	2,834,950
Brocade Communications Systems, Inc. (b)	140,800	940,544
Ciber, Inc. (b)	31,400	200,332
Concur Technologies, Inc. (b)	159,400	2,953,682
Covansys Corp (b)	54,700	940,293
Diebold, Inc.	27,000	1,109,700
Electronics for Imaging, Inc. (b)	14,100	394,377
FactSet Research Systems, Inc.	9,940	440,839
Hutchinson Technology, Inc. (b)	19,900	600,383
Infocrossing, Inc. (b)	466,300	5,618,915
Informatica Corp. (b)	29,000	450,950
Intergraph Corp. (b)	5,000	208,300
Internet Security Systems, Inc. (b)	4,300	103,114
Interwoven Software, Inc. (b)	208,300	1,872,617
iPass, Inc. (b)	16,800	134,568
JDA Software Group, Inc. (b)	14,300	206,492
Komag, Inc. (b)	12,000	571,200
Magma Design Automation, Inc. (b)	21,300	184,245
ManTech Int’l Corp. (b)	10,100	335,522
McDATA Corp., Class A (b)	57,900	267,498
Mentor Graphics Corp. (b)	70,000	773,500
MTS Systems Corp.	5,300	221,699
NetIQ Corp. (b)	13,400	149,410
Palm, Inc. (b)	35,800	829,128
Parametric Technology Corp. (b)	35,320	576,776
Perot Systems Corp., Class A (b)	44,300	689,308
Phoenix Technologies Ltd. (b)	8,600	58,308
Progress Software Corp. (b)	14,700	427,623
QAD, Inc.	7,000	52,360
Quantum Corp. (b)	204,300	764,082
Quest Software, Inc. (b)	74,400	1,242,480
RadiSys Corp. (b)	10,100	200,485
SI Int’l, Inc. (b)	6,200	217,930
Silicon Storage Technology, Inc. (b)	188,200	824,316
SPSS, Inc. (b)	3,100	98,146
Sybase, Inc. (b)	195,600	4,131,072
Sykes Enterprises, Inc. (b)	18,600	263,748
Synnex Corp. (b)	3,300	61,248
THQ, Inc. (b)	230,900	5,978,000
TIBCO Software, Inc. (b)	92,000	769,120
Transaction Systems Architects, Inc. (b)	11,700	365,157
TTM Technologies, Inc. (b)	9,000	130,410
Tyler Technologies, Inc. (b)	21,400	235,400
Ultimate Software Group, Inc. (b)	120,250	3,108,463
United Online, Inc.	37,100	477,106

		43,678,147

Computers (0.0%)
Gateway, Inc. (b)	46,300	101,397

Consulting Services (0.4%)
Bearingpoint, Inc. (b)	135,300	1,148,697
Gartner Group, Inc., Class A (b)	32,500	453,375
LECG Corp. (b)	24,800	477,896
Tetra Technology, Inc. (b)	3,100	59,179
Watson Wyatt Worldwide, Inc.	38,800	1,264,104

		3,403,251

Consumer Products (1.5%)
Central Garden & Pet Co. (b)	21,200	1,126,568
Elizabeth Arden, Inc. (b)	70,300	1,639,396
Jarden Corp. (b)	42,400	1,392,840
RC2 Corp. (b)	16,300	648,903
Revlon, Inc. (b)	1,802,550	5,696,058
Tupperware Corp.	57,000	1,173,630
Water Pik Technologies, Inc. (b)	7,000	193,970
Weis Markets, Inc.	7,400	329,818

		12,201,183

Containers & Packaging (0.5%)
Bemis Co., Inc.	40,400	1,275,832
Chesapeake Corp.	25,900	359,492
Greif, Inc., Class A	13,010	890,144
Silgan Holdings, Inc.	40,800	1,638,936

		4,164,404

Distribution & Wholesale (0.9%)
Aviall, Inc. (b)	30,800	1,172,864
Bell Microproducts, Inc. (b)	144,600	890,736
Brightpoint, Inc. (b)	15,300	475,218
Directed Electronics, Inc. (b)	188,450	3,156,538
United Stationers, Inc. (b)	19,400	1,030,140

		6,725,496

Diversified Materials & Processing (0.1%)
Armor Holdings, Inc. (b)	18,800	1,095,852

Diversified Minerals (0.1%)
AMCOL Int’l Corp.	18,000	518,400

Drugs & Pharmaceuticals (1.7%)
Adams Respiratory Therapeutics, Inc. (b)	8,300	330,091
Adolor Corp. (b)	14,500	345,100
Alexion Pharmaceuticals, Inc. (b)	9,900	350,658
Alpharma, Inc., Class A	17,700	474,714
Atherogenics, Inc. (b)	9,804	160,001
AVANIR Pharmaceuticals (b)	41,325	604,172
Cubist Pharmaceuticals, Inc. (b)	13,900	319,283
Cypress Bioscience, Inc. (b)	40,300	253,890
Endo Pharmaceuticals Holdings, Inc. (b)	180,150	5,910,721
Myogen, Inc. (b)	8,400	304,332
Nektar Therapeutics (b)	15,100	307,738
Nuvelo, Inc. (b)	4,600	81,972
Progenics Pharmaceuticals (b)	11,700	309,933
Telik, Inc. (b)	13,258	256,675
United Therapeutics Corp. (b)	5,100	338,028
Valeant Pharmaceuticals Intl.	10,400	164,840
Vertex Pharmaceuticals, Inc. (b)	70,500	2,579,595

		13,091,743

Electronics (1.5%)
Aeroflex, Inc. (b)	127,700	1,753,320
AMETEK, Inc.	20,400	917,184

Amis Holdings, Inc. (b)	13,400	121,404
Amphenol Corp., Class A	14,400	751,392
Applied Micro Circuits Corp. (b)	94,200	383,394
Ariba, Inc. (b)	10,500	102,690
Audiovox Corp. (b)	10,000	119,400
Bel Fuse, Inc., Class B	24,000	840,720
Benchmark Electronics, Inc. (b)	22,750	872,463
CTS Corp.	34,500	461,610
Entegris, Inc. (b)	52,338	556,876
Integrated Device Technology, Inc. (b)	54,600	811,356
Kopin Corp. (b)	60,000	300,600
LeCroy Corp. (b)	32,500	508,625
LoJack Corp. (b)	25,400	609,092
Microsemi Corp. (b)	30,400	884,944
Otter Tail Power Co.	18,750	537,938
Park Electrochemical Corp.	6,700	197,650
Plexus Corp. (b)	7,800	293,046
Sypris Solutions, Inc.	13,200	124,476
Technitrol, Inc.	41,900	1,004,762

		12,152,942

Engineering (0.1%)
Emcor Group, Inc. (b)	9,400	466,804

Financial Services (1.4%)
Accredited Home Lenders Holding Co. (b)	14,000	716,520
Advanta Corp., Class B	22,700	836,949
Capital Corp. of the West	4,360	160,099
CharterMac	20,500	416,150
CompuCredit Corp. (b)	13,200	485,892
Doral Financial Corp. ADR - PR	27,100	313,005
eSpeed, Inc. (b)	2,900	23,113
Federal Agricultural Mortgage Corp., Class C	5,300	155,926
Financial Federal Corp.	18,600	544,980
FirstCity Financial Corp. (b)	227,000	2,703,570
Investment Technology Group, Inc. (b)	34,700	1,728,060
MCG Capital Corp.	25,400	358,394
United Panam Financial Corp. (b)	56,860	1,756,974
World Acceptance Corp. (b)	40,200	1,101,480

		11,301,112

Foods (0.6%)
American Italian Pasta Co.	24,800	155,248
Chiquita Brands Int’l, Inc.	42,700	716,079
Corn Products Int’l, Inc.	48,470	1,433,258
Flowers Foods, Inc.	15,150	449,955
J & J Snack Foods Corp.	10,400	349,336
Nasch-Finch Co.	6,500	194,350
Ralcorp Holding, Inc. (b)	9,100	346,255
Ruddick Corp.	6,300	153,153
Tootsie Roll Industries	43,157	1,263,205

		5,060,839

Funeral Services (0.3%)
Alderwoods Group, Inc. (b)	18,500	331,150
Service Corp. Int’l	214,760	1,675,128
Stewart Enterprises, Inc., Class A	97,800	558,438

		2,564,716

Healthcare (1.4%)
Amedisys, Inc. (b)	30,250	1,051,188
America Service Group, Inc. (b)	65,900	858,677
Gentiva Health Services, Inc. (b)	108,830	1,981,794
Healthtronics Surgical Services, Inc. (b)	16,200	133,974
Kindred Healthcare, Inc. (b)	20,300	510,545

LCA-Vision, Inc.	6,500	325,715
LifePoint Hospitals, Inc. (b)	10,876	338,244
Magellan Health Services, Inc. (b)	2,400	97,128
Pediatrix Medical Group, Inc. (b)	8,900	913,496
Res-Care, Inc. (b)	7,300	134,174
Rural/Metro Corp. (b)	394,600	3,109,447
Sierra Health Services, Inc. (b)	46,100	1,876,270

		11,330,652

Hotels & Motels (0.1%)
Felcor Lodging Trust, Inc.	47,900	1,010,690

Household Furnishings (0.2%)
Bassett Furniture Industries, Inc.	71,700	1,430,415
Furniture Brands Int’l, Inc.	6,500	159,315
Kimball Int’l, Inc., Class B	19,500	293,280

		1,883,010

Identification Systems (0.1%)
Checkpoint Systems, Inc. (b)	15,000	403,200
Paxar Corp. (b)	3,900	76,323

		479,523

Instruments (0.1%)
Analogic Corp.	6,700	443,540
Watts Industries, Inc.	13,400	486,956

		930,496

Insurance (1.7%)
American Physicians Capital, Inc. (b)	4,100	196,800
Aspen Insurance Holdings Ltd.	209,800	5,173,668
Delphi Financial Group, Inc., Class A	36,550	1,887,077
Endurance Specialty Holdings Ltd.	27,000	878,850
Max Re Capital Ltd.	34,000	809,200
Meadowbrook Insurance Group (b)	221,700	1,551,900
Ohio Casualty Corp.	4,800	152,160
Phoenix Co., Inc.	13,000	211,900
Protective Life Corp.	14,000	696,360
UICI	19,900	736,101
United Fire & Casualty Corp.	38,100	1,253,490
Universal American Financial Corp. (b)	8,000	123,200

		13,670,706

Insurance: Property-Casualty (2.0%)
Argonaut Group, Inc. (b)	26,500	942,075
Baldwin & Lyons, Inc., Class B	5,200	138,060
Direct General Corp.	11,900	202,419
Infinity Property & Casualty Corp.	14,400	601,056
IPC Holdings Ltd.	78,850	2,211,743
LandAmerica Financial Group, Inc.	21,800	1,479,130
Midland Co.	4,700	164,406
Navigators Group, Inc. (The) (b)	3,200	158,720
PMA Capital Corp., Class A (b)	108,500	1,104,530
ProAssurance Corp. (b)	2,500	130,000
RLI Corp.	9,100	521,430
Safety Insurance Group, Inc.	49,800	2,273,868
Selective Insurance Group, Inc.	19,800	1,049,400
State Auto Financial Corp.	7,500	252,825
Stewart Information Services Corp.	26,100	1,228,788
Zenith National Insurance Co.	71,070	3,420,599

		15,879,049

Internet Software & Services (0.2%)
Redback Networks, Inc. (b)	15,300	331,857
Stellent, Inc.	8,900	105,554
webMethods, Inc. (b)	179,200	1,508,864

		1,946,275

Investment Banks & Brokers (0.8%)
Affiliated Managers Group, Inc. (b)	8,600	916,846
Greenhill & Co., Inc.	1,200	79,332
Knight Capital Group, Inc., Class A (b)	65,800	916,594
LaBranche & Co., Inc. (b)	40,100	633,981
Piper Jaffray Cos. (b)	6,000	330,000
Technology Investment Capital Corp.	64,490	937,685
Thomas Weisel Partners Group, Inc. (b)	43,300	948,270
TradeStation Group, Inc. (b)	85,100	1,176,082

		5,938,790

Lasers – System & Components (0.1%)
Cymer, Inc. (b)	14,000	636,160
Electro Scientific Industries, Inc. (b)	9,800	216,874

		853,034

Leisure (0.7%)
Great Wolf Resorts, Inc. (b)	266,342	3,086,904
K2, Inc. (b)	19,700	247,235
Sabre Holdings Corp.	49,000	1,152,970
Six Flags, Inc. (b)	54,600	555,828
Vail Resorts, Inc. (b)	23,100	882,882

		5,925,819

Linen Supply & Related Items (0.3%)
Angelica Corp.	36,300	744,876
Unifirst Corp.	42,900	1,425,138

		2,170,014

Machinery (4.9%)
Actuant Corp.	113,750	6,963,775
AGCO Corp. (b)	54,800	1,136,552
Alamo Group Inc.	4,200	92,988
Applied Industrial Technologies, Inc.	112,700	5,026,420
Astec Industries, Inc. (b)	5,300	190,270
ASV, Inc. (b)	17,720	570,938
Cascade Corp.	11,400	602,490
Flowserve Corp. (b)	11,700	682,578
Gardner Denver Machinery, Inc. (b)	15,900	1,036,680
Gehl Co. (b)	24,100	798,192
Graco, Inc.	9,500	431,585
Idex Corp.	17,800	928,626
Imation Corp.	20,700	888,237
JLG Industries, Inc.	71,900	2,213,801
Kadant, Inc. (b)	1,800	40,860
Kennametal, Inc.	34,300	2,097,102
Kulicke & Soffa Industries, Inc. (b)	23,000	219,420
Lincoln Electric Holdings, Inc.	19,600	1,058,204
Manitowoc Co.	45,100	4,110,865
Mitcham Industries, Inc. (b)	53,030	882,419
NACCO Industries, Inc., Class A	5,600	862,176
Regal-Beloit Corp.	50,700	2,143,089
Sauer-Danfoss, Inc.	14,400	330,480
Tecumseh Products Co.	7,900	193,866
Toro Co.	104,310	4,980,803

		38,482,416

Manufacturing (2.3%)
A.O. Smith Corp.	21,100	1,114,080
Acuity Brands, Inc.	42,900	1,716,000
Ameron Int’l Corp.	7,200	527,256
Asyst Technologies, Inc. (b)	51,300	534,033
Barnes Group, Inc.	66,400	2,689,200
Brady Corp., Class A	40,400	1,513,384

Chaparral Steel Co. (b)	13,500	876,420
CLARCOR, Inc.	17,590	626,204
Griffon Corp. (b)	19,500	484,380
Jacuzzi Brands, Inc. (b)	15,200	149,416
Knoll, Inc.	27,760	591,843
Mueller Industries, Inc.	12,500	446,125
Packaging Corp. of America	20,300	455,532
Quanex Corp.	32,900	2,192,127
Simpson Manufacturing Co., Inc.	41,100	1,779,630
Trinity Industries, Inc.	10,000	543,900
Walter Industries, Inc.	27,400	1,825,388

		18,064,918

Medical & Dental Instruments & Supplies (0.4%)
CONMED Corp. (b)	8,700	166,605
ICU Medical, Inc. (b)	3,200	115,808
Invacare Corp.	2,500	77,650
Neurometrix, Inc. (b)	8,800	342,672
Owens & Minor, Inc.	43,000	1,409,110
PSS World Medical, Inc. (b)	30,000	578,700
STERIS Corp.	11,900	293,692
Surmodics, Inc. (b)	1,200	42,432
Viasys Healthcare, Inc. (b)	6,900	207,552

		3,234,221

Medical – Biomedical & Genetic (0.7%)
Bio-Rad Laboratories, Inc., Class A (b)	28,400	1,770,740
Cambrex Corp.	161,500	3,155,710
Celera Genomics Group (b)	11,000	128,590
Cytokinetics, Inc. (b)	22,700	165,483
Genelabs Technologies (b)	18,831	36,720
GTX, Inc. (b)	15,700	171,444
Human Genome Sciences, Inc. (b)	8,500	92,395
LifeCell Corp. (b)	14,900	335,995

		5,857,077

Medical Information Systems (0.2%)
Alliance Imaging, Inc. (b)	21,200	136,528
Computer Programs & Systems, Inc.	13,100	655,000
PER-SE Technologies, Inc. (b)	36,800	981,088

		1,772,616

Metals (3.2%)
Carpenter Technology Corp.	6,100	576,572
Circor Int’l, Inc.	12,500	365,000
Cleveland-Cliffs, Inc.	27,400	2,387,088
Coeur d’Alene Mines Corp. (b)	386,600	2,536,096
Commercial Metals Co.	70,000	3,744,300
Hecla Mining Co. (b)	134,000	885,740
NN, Inc.	26,400	340,824
NovaGold Resources, Inc. (b)	19,400	296,820
NS Group, Inc. (b)	13,400	616,802
Oregon Steel Mills, Inc. (b)	79,760	4,081,319
Reliance Steel & Aluminum Co.	21,700	2,038,064
Ryerson, Inc.	44,480	1,190,285
Schnitzer Steel Industries, Inc.	8,700	372,795
Shaw Group, Inc. (b)	63,200	1,921,280
Steel Dynamics	44,900	2,547,177
Valmont Industries, Inc.	37,300	1,568,092

		25,468,254

Multimedia (0.5%)
Carmike Cinemas, Inc.	7,400	178,562
DTS, Inc. (b)	146,120	2,872,719
InterVideo, Inc. (b)	900	9,774

Macrovision Corp. (b)	21,640	479,326
Media General, Inc.	6,700	312,354
Primedia, Inc. (b)	23,400	48,438

		3,901,173

Music (0.1%)
Steinway Musical Instruments, Inc. (b)	13,400	431,748

Networking Products (0.2%)
Adaptec, Inc. (b)	52,300	289,219
Anixter Int’l, Inc.	15,600	745,368
Hypercom Corp. (b)	8,700	80,910
Safenet, Inc. (b)	12,485	330,603

		1,446,100

Office Equipment & Services (0.2%)
Ennis, Inc.	43,300	844,350
Global Imaging Systems, Inc. (b)	2,000	75,960
John H. Harland Co.	19,000	746,700

		1,667,010

Oil & Gas (8.3%)
Atwood Oceanics, Inc. (b)	7,500	757,575
Bois d’Arc Energy, Inc. (b)	15,000	249,750
Bronco Drilling Co., Inc. (b)	31,360	824,768
Buckeye Partners LP	114,400	4,886,024
Cabot Oil & Gas Corp.	15,700	752,501
Callon Petroleum Corp. (b)	8,000	168,160
Cimarex Energy Co.	79,385	3,434,195
Comstock Resources, Inc. (b)	23,500	697,715
Core Laboratories NV ADR - NL (b)	23,200	1,103,160
Energy Partners Ltd. (b)	19,900	469,242
Giant Industries, Inc. (b)	6,000	417,240
Hanover Compressor Co. (b)	14,330	266,825
Harvest Natural Resources, Inc. (b)	18,300	177,876
Helix Energy Solutions Group, Inc. (b)	9,100	344,890
Hercules Offshore, Inc. (b)	22,800	775,428
Holly Corp.	5,400	400,248
Houston Exploration Co. (b)	15,000	790,500
KCS Energy, Inc. (b)	55,100	1,432,600
Lone Star Technologies, Inc. (b)	10,300	570,723
Natural Gas Services Group (b)	78,100	1,396,428
New Jersey Resources Corp.	34,200	1,547,550
Northwest Natural Gas Co.	18,500	656,565
Oceaneering Int’l, Inc. (b)	3,500	200,550
Oil States Int’l, Inc. (b)	48,700	1,794,595
OMI Corp.	276,300	4,978,926
Petrohawk Energy Corp. (b)	23,500	321,950
Pioneer Drilling Co. (b)	59,800	982,514
Remington Oil & Gas, Corp. (b)	62,200	2,688,284
RPC Energy Services, Inc.	62,125	1,419,556
SEACOR Holdings, Inc. (b)	70,200	5,559,839
South Jersey Industries, Inc.	49,200	1,341,684
St. Mary Land & Exploration Co.	9,800	400,134
Stone Energy Corp. (b)	19,700	869,361
Superior Energy Services, Inc. (b)	34,400	921,576
Swift Energy Co. (b)	50,400	1,887,984
TEPPCO Partners LP	103,800	3,766,902
Todco, Class A	195,700	7,712,536
Union Drilling, Inc. (b)	75,414	1,102,553
Unit Corp. (b)	18,900	1,053,675
Universal Compression Holdings, Inc. (b)	8,800	445,896
Valero LP	74,050	3,750,633
Veritas DGC, Inc. (b)	16,700	758,013

Warren Resources, Inc. (b)	32,030	477,247

		64,554,371

Paper & Related Products (0.3%)
Pactiv Corp. (b)	38,400	942,336
Rock-Tenn Co.	25,600	383,744
Schweitzer-Mauduit Int’l, Inc.	27,400	657,600
Wausau-Mosinee Paper Corp.	24,700	349,999

		2,333,679

Plastics (0.2%)
Myers Industries, Inc.	74,800	1,196,052

Poultry (0.0%)
Gold Kist, Inc. (b)	7,700	97,328

Private Corrections (0.1%)
Geo Group, Inc. (The) (b)	21,300	710,142

Publishing (0.2%)
Banta Corp.	4,700	244,306
Journal Register Co.	10,100	123,018
ProQuest Co. (b)	5,600	119,784
Scholastic Corp. (b)	24,700	660,972
Valassis Communications, Inc. (b)	10,500	308,385

		1,456,465

Racetracks (0.2%)
Speedway Motorsports, Inc.	31,500	1,203,615

Railroads (1.1%)
Florida East Coast Industries, Inc.	123,450	6,653,955
Genesee & Wyoming, Inc. (b)	76,888	2,358,924

		9,012,879

Real Estate (0.5%)
Jones Lang Lasalle, Inc.	28,400	2,173,736
Sirva, Inc. (b)	54,200	462,326
Tejon Ranch Co. (b)	26,250	1,282,838

		3,918,900

Real Estate Investment Trusts (8.0%)
American Financial Realty Trust	120,700	1,406,155
American Home Mortgage Investment Corp.	48,389	1,510,221
Anthracite Capital, Inc.	105,200	1,155,096
Ashford Hospitality Trust	215,920	2,677,408
Boykin Lodging Co. (b)	11,300	127,577
Capital Trust, Inc., Class A	9,800	304,976
CarrAmerica Realty Corp.	46,100	2,056,521
Columbia Equity Trust, Inc.	7,500	131,850
Deerfield Triarc Capital Corp.	117,000	1,578,330
Eagle Materials, Inc.	23,700	1,511,112
Equity Inns, Inc.	139,800	2,264,760
Extra Space Storage, Inc.	10,200	175,338
First Industrial Realty Trust	39,500	1,686,255
First Potomac Realty Trust	31,500	889,875
Five Star Quality Care (b)	144,950	1,578,506
Glenborough Realty Trust, Inc.	23,300	506,775
Glimcher Realty Trust	48,100	1,366,040
Government Properties Trust	32,800	312,912
Impac Mortgage Holdings	43,400	418,376
InnKeepers USA Trust	92,700	1,571,265
Jer Investors Trust, Inc.	72,500	1,204,950
Kilroy Realty Corp.	40,000	3,090,400
KKR Financial Corp.	44,400	995,892
Lasalle Hotel Properties	56,300	2,308,300
Lexington Corporate Properties Trust	143,800	2,998,230
LTC Properties, Inc.	56,570	1,315,818

Maguire Properties, Inc.	15,100	551,150
MeriStar Hospitality Corp. (b)	144,800	1,503,024
MFA Mortgage Investments, Inc.	29,600	187,960
Mid-America Apartment Communities, Inc.	42,000	2,299,500
National Health Investors, Inc.	54,500	1,384,300
Nationwide Health Properties, Inc.	78,300	1,683,450
Novastar Financial, Inc.	13,400	448,096
Omega Healthcare Investors, Inc.	107,900	1,512,758
Parkway Properties, Inc.	13,400	585,312
Pennsylvania Real Estate Investment Trust	54,600	2,402,400
Post Properties, Inc.	37,400	1,664,300
Rait Investment Trust	41,800	1,180,432
Republic Property Trust	131,400	1,546,578
Saul Centers, Inc.	26,100	1,146,051
Senior Housing Properties Trust	55,800	1,009,980
Sunstone Hotel Investors, Inc.	53,900	1,561,483
Taubman Centers, Inc.	42,200	1,758,474
Urstadt Biddle Properties, Class A	5,800	104,400
Ventas, Inc.	174,850	5,801,522

		63,474,108

Rental & Leasing Services (0.7%)
Aaron Rents, Inc.	33,350	906,120
Dollar Thrifty Automotive Group, Inc. (b)	24,300	1,103,220
Electro Rent Corp. (b)	9,500	161,500
Rent-Way, Inc. (b)	35,500	255,955
Ryder System, Inc.	34,500	1,544,910
United Rentals, Inc. (b)	40,700	1,404,150

		5,375,855

Research & Development (0.1%)
Exponent, Inc. (b)	13,450	425,693
URS Corp. (b)	13,400	539,350

		965,043

Restaurants (0.6%)
Bob Evans Farms	9,000	267,390
Jack in the Box, Inc. (b)	29,400	1,278,900
Landry’s Seafood Restaurants, Inc.	42,600	1,505,058
Luby’s Cafeteria, Inc. (b)	13,600	169,864
Papa John’s Int’l, Inc. (b)	15,000	492,150
Ruby Tuesday, Inc.	10,400	333,632
Ryans Restaurant Group, Inc. (b)	67,800	983,100

		5,030,094

Retail (3.4%)
Aeropostale, Inc. (b)	20,000	603,200
Brown Shoe Co., Inc.	26,600	1,395,968
Build-A-Bear-Workshop, Inc. (b)	7,500	229,875
Burlington Coat Factory Warehouse Corp.	5,200	236,340
Casey’s General Stores, Inc.	12,200	279,014
Cash America Int’l, Inc.	50,100	1,504,002
Charlotte Russe Holding, Inc. (b)	51,000	1,091,400
Charming Shoppes, Inc. (b)	206,900	3,076,603
Cole (Kenneth) Productions, Inc.	12,000	332,400
CSK Auto Corp. (b)	31,200	432,744
Dress Barn, Inc. (b)	26,900	1,289,855
Finish Line (The), Class A	50,600	832,370
Genesco, Inc. (b)	12,300	478,347
Great Atlantic & Pacific Tea Co., Inc. (The) (b)	14,900	520,457
Inland Real Estate Corp.	50,800	828,548
Insight Enterprises, Inc. (b)	12,700	279,527
Jo-Ann Stores, Inc. (b)	15,200	204,592
Lone Star Steakhouse & Saloon	45,600	1,295,952

Marinemax, Inc. (b)	59,200	1,984,384
Movado Group, Inc.	11,200	258,496
Movie Gallery, Inc.	5,700	17,214
New York & Co., Inc. (b)	82,800	1,237,032
Pantry, Inc. (b)	6,300	393,057
Pathmark Stores, Inc. (b)	1,600	16,736
Payless Shoesource, Inc. (b)	24,300	556,227
Rex Stores Corp. (b)	71,440	1,076,601
Rush Enterprises, Inc., Class A (b)	23,800	418,404
Skechers U.S.A., Inc. (b)	26,300	655,659
Smart & Final, Inc. (b)	23,700	388,443
Spartan Stores, Inc.	8,900	113,475
Sports Authority, Inc. (The) (b)	4,700	173,430
Stage Stores, Inc.	70,415	2,094,846
Systemax, Inc. (b)	23,200	167,504
Talbots, Inc.	40,800	1,096,296
Too, Inc. (b)	22,000	755,700
Tuesday Morning Corp.	39,800	918,982
Zale Corp. (b)	1,200	33,636

		27,267,316

Savings & Loans (1.8%)
BankAtlantic Bancorp, Inc.	22,000	316,580
Bankunited Financial Corp.	18,900	511,056
Brookline Bancorp, Inc.	273,400	4,234,966
Commercial Capital Bancorp	12,966	182,302
Dime Community Bancshares	17,950	257,942
First Financial Holdings, Inc.	5,400	171,180
First Niagara Financial Group, Inc.	76,496	1,121,431
First Place Financial Corp.	13,800	342,240
FirstFed Financial Corp. (b)	11,900	711,739
Flagstar Bancorp	22,400	338,240
Franklin Bank Corp. (b)	58,800	1,130,724
ITLA Capital Corp.	5,200	250,744
MAF Bancorp, Inc.	20,443	894,790
Ocwen Financial Corp. (b)	22,600	230,972
Partners Trust Financial Group	41,300	492,296
Sterling Financial Corp.	65,405	1,896,745
Tierone Corp.	17,200	583,940
WSFS Financial Corp.	8,800	552,904

		14,220,791

Semiconductors (2.0%)
Actel Corp. (b)	12,900	205,626
Amkor Technology, Inc. (b)	45,400	392,256
Atmel Corp. (b)	79,300	374,296
Axcelis Technologies, Inc. (b)	177,800	1,041,908
Cirrus Logic, Inc. (b)	31,500	267,120
Cohu, Inc.	14,400	305,568
Conexant Systems, Inc. (b)	282,300	973,935
Credence Systems Corp. (b)	27,300	200,382
Dsp Group, Inc. (b)	13,000	377,130
Emulex Corp. (b)	11,100	189,699
Exar Corp. (b)	8,000	114,240
Fairchild Semiconductor Corp. (b)	43,600	831,452
Genesis Microchip, Inc. (b)	15,700	267,528
Intergrated Silicon Solution, Inc. (b)	16,400	108,896
Lattice Semiconductor Corp. (b)	33,800	225,108
Mattson Technology, Inc. (b)	3,500	42,000
MKS Instruments, Inc. (b)	24,700	578,721
On Semiconductor Corp. (b)	36,200	262,812
Pericom Semiconductor Corp (b)	7,200	70,992
Photronics, Inc. (b)	78,000	1,463,280

Silicon Image, Inc. (b)	461,050	4,753,426
Silicon Laboratories (b)	13,800	758,310
Skyworks Solutions, Inc. (b)	30,300	205,737
Standard Microsystems Corp. (b)	27,100	704,058
TriQuint Semiconductor, Inc. (b)	50,000	246,000
Varian Semiconductor Equipment Associates, Inc. (b)	11,300	317,304
Vitesse Semiconductor Corp. (b)	27,200	97,376
Zoran Corp. (b)	7,400	161,912

		15,537,072

Telecommunications (1.5%)
Alaska Communications Systems Holdings, Inc.	221,800	2,690,434
Arris Group, Inc. (b)	75,610	1,040,394
Asiainfo Holdings, Inc. (b)	6,500	32,500
Broadwing Corp. (b)	33,880	499,391
C-COR.net Corp. (b)	6,200	54,188
Centennial Communications	21,200	155,396
Ditech Communications Corp. (b)	14,400	150,480
Dobson Communications Corp., Class A (b)	83,500	669,670
Finisar Corp. (b)	77,000	381,150
General Communication, Inc. (b)	20,800	251,472
Level 3 Communications, Inc. (b)	403,200	2,088,576
MasTec, Inc. (b)	26,500	375,505
MRV Communications, Inc. (b)	17,100	70,110
Newport Corp. (b)	29,800	562,028
North Pittsburgh Systems, Inc.	10,100	235,734
Polycom, Inc. (b)	45,200	979,936
Premiere Global Services, Inc. (b)	129,800	1,044,890
Sycamore Networks, Inc. (b)	32,500	152,750
Talk America Holdings, Inc. (b)	19,300	164,629
Utstarcom, Inc. (b)	20,700	130,203

		11,729,436

Tobacco (0.7%)
Alliance One Int’l, Inc.	66,400	322,704
Loews Corp. - Carolina Group	69,400	3,280,538
Universal Corp.	42,900	1,577,433

		5,180,675

Toys (0.1%)
JAKKS Pacific, Inc. (b)	18,500	494,690

Transportation (1.7%)
AMERCO (b)	6,400	633,408
Arkansas Best Corp.	32,000	1,251,840
Bristow Group, Inc. (b)	14,000	432,600
Covenant Transport, Inc., Class A (b)	8,500	124,100
Gatx Corp.	30,800	1,271,732
Greenbrier Cos., Inc.	57,310	2,295,266
Hornbeck Offshore Services, Inc. (b)	37,900	1,367,053
Interpool, Inc.	13,800	278,760
Kirby Corp. (b)	3,700	252,007
Marten Transport Ltd. (b)	3,700	66,933
RailAmerica, Inc. (b)	36,800	392,288
SCS Transportation, Inc. (b)	28,000	815,080
U.S. Xpress Enterprises, Inc. (b)	16,200	315,414
Werner Enterprises, Inc.	155,100	2,849,187
YRC Worldwide, Inc. (b)	30,000	1,141,800

		13,487,468

Utilities (3.7%)
American States Water Co.	25,600	956,416
Avista Corp.	16,200	334,530
Black Hills Corp.	17,300	588,200
California Water Service Group	7,400	333,370

CH Energy Group, Inc.	11,400	547,200
Charter Communications, Inc. (b)	295,300	321,877
Cincinnati Bell, Inc. (b)	543,958	2,458,690
Cleco Corp.	32,100	716,793
Commonwealth Telephone Enterprises, Inc.	6,500	223,925
CT Communications, Inc.	44,400	603,396
Duquesne Light Holdings	27,800	458,700
El Paso Electric Co. (b)	51,000	971,040
Hawaiian Electric Industries, Inc.	39,370	1,068,108
Idacorp, Inc.	42,400	1,378,848
NICOR, Inc.	41,900	1,657,564
ONEOK, Inc.	102,700	3,312,075
Sierra Pacific Resources (b)	287,700	3,973,137
SJW Corp.	4,400	118,140
Southwest Gas Corp.	51,900	1,450,605
Time Warner Telecom, Inc. (b)	84,000	1,507,800
UIL Holdings Corp.	3,700	193,695
UniSource Energy Corp.	61,000	1,860,500
Westar Energy, Inc.	201,945	4,202,476

		29,237,085

Waste Disposal (0.2%)
American Ecology Corp.	62,230	1,268,247
Waste Services, Inc. (b)	29,100	91,665

		1,359,912

Wire & Cable Products (0.2%)
Encore Wire Corp. (b)	21,350	723,338
General Cable Corp. (b)	24,200	733,986

		1,457,324

Total Common Stocks		762,361,369

CASH EQUIVALENTS (3.1%)
AIM Liquid Assets Portfolio	$24,878,601	24,878,601

Total Cash Equivalents		24,878,601

MUTUAL FUNDS (0.1%)
iShares Russell 2000 Value Index	8,600	641,990

Total Mutual Funds		641,990

TREASURY NOTE (0.1%)
United States Treasury Note (c), 2.88%, 11/30/06	615,000	607,072

Total Treasury Note		607,072

Total Investments (Cost $686,330,505) (a) - 99.7%		788,489,032
Other assets in excess of liabilities - 0.3%		2,332,328

NET ASSETS - 100.0%		$790,821,360

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Collateral for futures.
ADR	American Depositary Receipt
NL	Netherlands
PR	Puerto Rico

At March 31, 2006 the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Market Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
26	Russell 2000 Futures	06/16/06	$10,033,400	$458,727

Gartmore Variable Insurance Trust

GVIT Small Cap Growth Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (94.3%)
Advertising Agencies (4.6%)
aQuantive, Inc. (b)	71,102	$1,673,741
Focus Media Holding, Ltd.-ADR (b)	69,300	4,020,786
ValueClick, Inc. (b)	70,349	1,190,305
Ventiv Health, Inc. (b)	38,771	1,287,973

		8,172,805

Advertising Services (1.1%)
Getty Images, Inc. (b)	26,750	2,003,040

Auction Houses and Art Dealers (0.5%)
SOTHEBY’S Holdings (b)	31,900	926,376

Auto Parts & Equipment (3.3%)
Gentex Corp.	117,400	2,049,804
LKQ Corp. (b) (c)	77,394	1,610,569
O’Reilly Automotive, Inc. (b)	60,700	2,219,192

		5,879,565

Biotechnology Research & Production (2.2%)
Adams Respiratory Therapeutics, Inc. (b)	38,100	1,515,237
Arthrocare Corp. (b)	34,700	1,659,354
Palomar Medical Technologies, Inc. (b)	20,500	685,725

		3,860,316

Casinos & Gambling (1.6%)
Scientific Games Corp. (b)	64,400	2,262,372
Shuffle Master, Inc. (b)	14,300	511,082

		2,773,454

Commercial Information Services (0.6%)
LECG Corp. (b)	50,671	976,430

Commercial Services (1.3%)
CoStar Group, Inc. (b) (c)	30,800	1,598,212
Vertrue, Inc. (b) (c)	18,150	758,670

		2,356,882

Communications Technology (3.4%)
AudioCodes Ltd. (b)	71,976	994,708
Essex Corp. (b)	51,000	1,123,020
Glenayre Technologies, Inc. (b)	166,755	875,464
Orckit Communications Ltd. (b)	41,528	912,785
TALX Corp.	33,196	945,422
Veritas DGC, Inc. (b)	25,053	1,137,156

		5,988,555

Computer Services, Software & Systems (8.4%)
Concur Technologies, Inc. (b)	65,400	1,211,862
Falconstor Software, Inc. (b)	92,900	877,905
Iris International, Inc. (b)	39,300	614,259
Jupiter Media Corp. (b)	59,718	1,073,730
Merge Technologies, Inc. (b)	33,444	534,101
Neoware Systems, Inc. (b)	34,600	1,024,852

Online Resources Corp. (b)	94,370	1,226,810
Openwave Systems, Inc. (b)	66,379	1,432,458
PDF Solutions, Inc. (b)	51,546	975,250
Rackable Systems, Inc. (b)	37,100	1,960,734
Redback Networks, Inc. (b)	27,600	598,644
Retalix Ltd. (b)	17,100	422,712
RightNow Technologies, Inc. (b)	35,596	564,909
Safenet, Inc. (b)	14,323	379,273
Vasco Data Security International, Inc. (b)	94,900	776,282
Zoran Corp. (b)	47,300	1,034,924

		14,708,705

Computer Software & Services (3.5%)
Avid Technology, Inc. (b)	21,600	938,736
Cerner Corp. (b) (c)	44,300	2,102,035
EPIQ Systems, Inc. (b) (c)	44,910	853,290
MicroStrategy, Inc. (b)	20,700	2,179,503

		6,073,564

Computer Technology (1.5%)
Trident Microsystems, Inc. (b)	92,200	2,679,332

Construction & Engineering (1.0%)
Chicago Bridge & Iron Co.	71,200	1,708,800

Consulting Services (0.5%)
CRA International, Inc. (b)	18,046	888,946

Consumer Electronics (0.6%)
Websidestory, Inc. (b)	58,800	1,010,772

Consumer Products (0.1%)
USANA Health Sciences, Inc. (b)	5,187	216,402

Cosmetics (0.5%)
Parlux Fragrances, Inc. (b)	26,070	840,758

Diversified Financial Services (1.2%)
Euronet Worldwide, Inc. (b) (c)	57,247	2,165,654

Drugs and Pharmaceuticals (2.4%)
First Horizon Pharmaceutical Corp. (b)	42,348	1,067,593
Kos Pharmaceuticals, Inc. (b)	29,280	1,398,706
Salix Pharmaceuticals, Inc. (b)	57,108	942,853
United Therapeutics Corp. (b)	13,386	887,224

		4,296,376

E-Commerce & Services (0.5%)
Ctrip.com International Ltd. - ADR	11,005	910,114

Education (1.9%)
ITT Educational Services, Inc. (b)	52,700	3,375,435

Educational Software (1.1%)
Blackboard, Inc. (b) (c)	68,300	1,940,403

Electronics (0.6%)
Cree, Inc. (b) (c)	31,250	1,025,313

Electronics & Medical Systems (2.7%)
Aspect Medical Systems, Inc. (b)	27,059	742,499
Intralase Corp. (b) (c)	118,157	2,741,242
Syneron Medical Ltd. (b)	43,356	1,266,429

		4,750,170

Electronics & Semiconductors (1.9%)
Kanos Communications, Inc. (b)	30,200	595,242
Saifun Semiconductors Ltd. (b)	15,100	469,610
Silicon Motion Technology Corp. ADR (b)	66,121	802,048
Supertex, Inc. (b)	13,900	522,918
Tessera Technologies, Inc. (b)	28,844	925,315

		3,315,133

Entertainment Software (1.0%)
Take-Two Interactive Software, Inc. (b) (c)	97,790	1,824,761

Financial Services (5.8%)
City National Corp.	13,200	1,013,628
Corporate Executive Board Co. (The )	23,200	2,340,880
FactSet Research Systems, Inc. (c)	72,875	3,232,006
Financial Federal Corp. (c)	90,075	2,639,198
Open Solutions, Inc. (b)	9,100	248,521
Tradestation Group, Inc. (b)	59,000	815,380

		10,289,613

Food Distributors (0.6%)
United Natural Foods, Inc. (b) (c)	28,800	1,007,136

Footwear & Related Apparel (0.4%)
Crocs, Inc. (b)	25,900	651,385

Health Care Facilities (1.0%)
LCA-Vision, Inc.	34,092	1,708,350

Health Care Management Services (0.5%)
Centene Corp. (b)	31,727	925,477

Health Care Products (0.8%)
PSS World Medical, Inc. (b) (c)	75,000	1,446,750

Health Care Services (4.4%)
Adeza Biomedical Corp. (b)	57,200	1,208,636
AmSurg Corp. (b)	76,600	1,738,054
Dendrite International, Inc. (b) (c)	90,500	1,235,325
Healthways, Inc. (b) (c)	69,823	3,556,784

		7,738,799

Home Building (0.6%)
Desarrolladora Homex SA de CV (b)	27,447	969,703

Hotels & Motels (0.9%)
Gaylord Entertainment Co. (b)	35,900	1,629,142

Human Resources (0.5%)
Kenexa Corp. (b)	31,100	956,325

Internet (3.2%)
Checkfree Corp. (b)	66,306	3,348,453
Stamps.com, Inc. (b) (c)	54,385	1,917,615
WebMD Health Corp. Class A (b)	9,000	374,760

		5,640,828

Jewelry (0.4%)
Charles & Colvard Ltd.	56,951	616,779

Machinery, Equipment, & Supplies (3.5%)
A.S.V., Inc. (b) (c)	98,992	3,189,521
Bucyrus International, Inc. Class A	25,950	1,250,531
Lufkin Industries	14,000	776,160
TurboChef Technologies, Inc. (b)	70,943	865,505

		6,081,717

Medical & Dental Instruments & Supplies (3.3%)
Abaxis, Inc. (b)	26,200	594,216
American Science & Engineering, Inc. (b)	9,750	910,650
Foxhollow Technologies (b)	9,500	290,225
Kyphon, Inc. (b)	79,190	2,945,868
Natus Medical, Inc. (b)	24,000	492,000
Quidel Corp. (b)	40,400	519,948

		5,752,907

Medical Products (1.0%)
Allscripts Healthcare Solutions, Inc. (b)	98,400	1,801,704

Medical Products & Services (0.3%)
Vital Images, Inc. (b)	15,100	514,608

Miscellaneous Materials & Processing (1.9%)
Ceradyne, Inc. (b)	67,266	3,356,573

Multi-Line Insurance (0.8%)
HealthExtras, Inc. (b)	39,700	1,401,410

Networking Products (0.2%)
Zhone Technologies, Inc. (b)	104,300	279,524

Offshore Drilling (0.8%)
Bronco Drilling Co., Inc. (b)	54,800	1,441,240

Oil & Gas (5.6%)
ATP Oil & Gas Corp. (b)	37,891	1,663,794
Bill Barrett Corp. (b) (c)	33,600	1,095,024
Carrizo Oil & Gas, Inc. (b)	82,905	2,154,700
Exco Resources, Inc. (b)	44,500	557,585
Hanover Compressor Co. (b)	235	4,376
Hercules Offshore, Inc. (b)	14,600	496,546
Newfield Exploration Co. (b)	41,500	1,738,850
Petrohawk Energy Corp. (b)	89,100	1,220,670
Pioneer Drilling Co. (b)	53,100	872,433

		9,803,978

Oil Wells Services & Equipment (0.9%)
Drill-Quip, Inc. (b)	21,900	1,551,615

Pharmaceuticals (1.1%)
Aspreva Pharmaceuticals Corp. (b)	74,800	1,861,772

Printing (0.2%)
VistaPrint Ltd. (b) (c)	12,500	373,125

Resorts & Theme Parks (0.9%)
Vail Resorts, Inc. (b) (c)	41,700	1,593,774

Restaurants (0.5%)
Panera Bread Co., Class A (b)	10,600	796,908

Retail (0.3%)
Fossil, Inc. (b) (c)	26,950	500,731

Software & Services (1.4%)
Blackbaud, Inc.	116,100	2,460,159

Sporting & Recreational Goods (0.4%)
Zumiez, Inc. (b)	12,500	763,750

Storage (0.4%)
Mobile Mini, Inc. (b)	22,700	701,884

Textile & Apparel (0.6%)
Volcom, Inc. (b)	31,800	1,129,854

Transportation (1.9%)
J.B. Hunt Transport Services, Inc.	81,300	1,751,202
Kansas City Southern Industries, Inc. (b)	65,350	1,614,145

		3,365,347

Veterinary Diagnostics (0.4%)
VCA Antech, Inc. (b)	26,200	746,176

Wholesale & International Trade (0.8%)
Central European Distribution Corp. (b)	35,100	1,349,595

Total Common Stocks		165,876,699

Cash Equivalents (5.7%)
Investments in repurchase agreements (collateralized by	$10,100,109	$10,100,109

U.S. Government Agencies in a joint trading account at 4.68% dated 03/31/06, due 04/03/06, repurchase price $10,104,048)
Total Cash Equivalents		10,100,109

Short Term Securities Held as Collateral for Securities Lending (9.9%)
Pool of short-term securities for Gartmore Variable	17,450,413	17,450,413

Insurance Trust – Notes to Statement of
Investments (Securities Lending)
Total Short Term Securities Held as Collateral for Securities Lending		17,450,413

Total Investments (Cost $142,903,558) (a) - 109.9%		193,427,221
Liabilities in excess of other assets - (9.9)%		(17,450,413)

NET ASSETS - 100.0%		$175,976,808

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities
(b)	Represents non-income producing securities.
(c)	All or part of the security was on loan as of March 31, 2006.

ADR –  American Depository Receipt

Gartmore Variable Insurance Trust

Gartmore GVIT Worldwide Leaders Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (99.7%)
AUSTRALIA (2.6%)
Computer Software & Services (2.6%)
Computershare Ltd. (c) (d)	238,270	$1,253,558

FRANCE (10.2%)
Automotive (4.5%)
Renault SA (c)	21,300	2,256,911

Chemicals (2.0%)
Rhodia SA (b) (c)	374,800	961,678

Food Products & Services (3.7%)
Groupe Danone (c) (d)	14,800	1,796,323

		5,014,912

GERMANY (3.2%)
Banking (3.2%)
Commerzbank AG (c)	39,800	1,580,846

ITALY (4.4%)
Banking (4.4%)
UniCredito Italiano SPA (c)	298,500	2,152,572

JAPAN (19.6%)
Electronics (1.3%)
NEC Corp. (c)	93,000	654,239

Financial Services (8.8%)
Matsui Securities Co., Ltd. (c)	69,000	957,027
Mitsubishi UFJ Financial Group, Inc. (c)	42	638,830
Mizuho Financial Group, Inc. (c)	152	1,243,473
Nomura Holdings, Inc. (c)	66,100	1,464,557

		4,303,887

Real Estate (6.0%)
Mitsui Fudosan Co., Ltd. (c)	69,000	1,586,458
Sumitomo Realty & Development Co., Ltd. (c) (d)	48,000	1,329,003

		2,915,461

Steel Producers (3.5%)
Sumitomo Metal Industries Ltd. (c)	403,000	1,730,839

		9,604,426

SOUTH KOREA (1.6%)
Electronics (1.6%)
Hynix Semiconductor, Inc. (b) (c)	26,000	767,968

SWITZERLAND (3.9%)
Financial Services (3.9%)
Julius Baer Holding Ltd. (b) (c) (d)	21,175	1,912,863

UNITED KINGDOM (20.9%)
Aerospace & Defense (2.5%)
Rolls-Royce Group PLC (c)	154,000	1,223,167
Rolls-Royce Group PLC, B Shares	8,285,200	14,393

		1,237,560

Financial Services (4.0%)
Lloyds TSB Group PLC (c)	205,000	1,959,912

Gas & Electric Utility (3.8%)
International Power PLC (b) (c)	382,000	1,873,805

Insurance (3.2%)
Legal & General Group PLC (b) (c)	635,000	1,560,440

Pharmaceuticals (4.8%)
AstraZeneca PLC (c)	47,100	2,366,060

Telecommunications (2.6%)
Vodafone Group PLC (c)	600,000	1,251,591

		10,249,368

UNITED STATES (33.3%)
Agriculture (3.8%)
Archer-Daniels-Midland Co.	54,600	1,837,290

Financial Services (4.8%)
JP Morgan Chase & Co.	57,300	2,385,972

Machinery & Equipment (3.5%)
Caterpillar, Inc.	23,900	1,716,259

Medical Systems (3.2%)
Davita, Inc. (b)	25,700	1,547,397

Oil & Gas (4.1%)
Occidental Petroleum Corp.	21,600	2,001,240

Real Estate (4.1%)
CB Richard Ellis Group, Inc (b)	25,400	2,049,780

Retail (2.5%)
Coach, Inc. (b)	34,900	1,206,842

Telecommunications (3.1%)
Motorola Inc.	66,400	1,521,224

Transportation (4.2%)
Fedex Corp.	18,000	2,032,920

		16,298,924

Total Common Stocks		48,835,437

Short-Term Securities Held as Collateral for Securities Lending (7.5%)
Pool of short-term securities for Gartmore Variable	$3,671,230	3,671,230
Insurance Trust Mutual Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		3,671,230

Total Investments (Cost $46,932,745) (a) - 107.2%		52,506,667
Liabilities in excess of other assets - (7.2)%		(3,535,823)

NET ASSETS - 100.0%		$48,970,844

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing securities.
(c)	Fair Valued Security.
(d)	All or part of security was on loan as of March 31, 2006
ADR	American Depositary Receipt

Gartmore Variable Insurance Trust

Dreyfus GVIT Mid Cap Index Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.8%)
Aerospace & Defense (1.0%)
Alliant Techsystems, Inc. (b)	19,600	$1,512,532
Precision Castparts Corp.	72,200	4,288,680
Sequa Corp., Class A (b) (c)	3,500	342,300

		6,143,512

Airlines (0.4%)
AirTran Holdings, Inc. (b) (c)	48,100	871,091
Alaska Air Group, Inc. (b) (c)	18,000	638,100
JetBlue Airways Corp. (b) (c)	82,900	888,688

		2,397,879

Amusement & Recreation (0.4%)
Boyd Gaming Corp. (c)	23,500	1,173,590
Callaway Golf Co. (b) (c)	35,400	608,880
International Speedway Corp.	18,900	962,010

		2,744,480

Auto Parts & Equipment (1.2%)
Advance Auto Parts, Inc.	58,250	2,425,530
ArvinMeritor, Inc. (b)	37,925	565,462
Bandag, Inc. (b) (c)	6,300	263,781
BorgWarner Automotive, Inc.	30,800	1,849,232
Gentex Corp. (b) (c)	83,200	1,452,672
Lear Corp. (b) (c)	36,200	641,826
Modine Manufacturing Co. (c)	18,100	533,950

		7,732,453

Automotive (0.5%)
Adesa, Inc.	48,200	1,288,868
Carmax, Inc.	56,500	1,846,420

		3,135,288

Banks (4.6%)
Associated Banc Corp. (c)	73,215	2,487,846
Astoria Financial Corp.	46,550	1,441,188
Cathay Bancorp, Inc. (b) (c)	27,000	1,016,280
City National Corp.	22,400	1,720,096
Colonial Bancgroup, Inc.	83,100	2,077,500
Cullen/Frost Bankers, Inc.	25,600	1,376,000
First Niagara Financial Group, Inc.	61,000	894,260
FirstMerit Corp. (b) (c)	43,000	1,060,380
Greater Bay Bancorp (b) (c)	27,200	754,528
Independence Community Bank Corp.	39,700	1,654,696
IndyMac Bancorp, Inc. (b) (c)	34,700	1,420,271
Mercantile Bankshare Corp.	66,250	2,547,312
New York Community Bancorp, Inc. (b) (c)	129,188	2,263,374
SVB Financial Group (b) (c)	18,800	997,340
TCF Financial Corp.	61,000	1,570,750
Texas Regional Bancshares, Inc., Class A (b) (c)	24,420	720,146
Washington Federal, Inc. (b) (c)	46,889	1,134,714
Webster Financial Corp.	28,600	1,385,956
West America Bancorp (b) (c)	17,000	882,640

Wilmington Trust Corp.	36,600	1,586,610

		28,991,887

Biotechnology (1.3%)
Millennium Pharmaceuticals, Inc.	168,087	1,699,360
PDL Biopharma, Inc. (b)	60,800	1,994,240
Pharmaceutical Product Development, Inc.	54,200	1,875,862
Valeant Pharmaceuticals International	49,900	790,915
Vertex Pharmaceuticals, Inc. (b) (c)	53,200	1,946,588

		8,306,965

Broadcasting (0.2%)
Emmis Communications Corp. (c)	19,900	318,400
Entercom Communications Corp. (c)	18,600	519,312
Westwood One, Inc.	34,400	379,776

		1,217,488

Building & Construction (0.2%)
M.D.C. Holdings, Inc. (c)	17,500	1,125,425

Business Services (2.9%)
Acxiom Corp. (b)	41,600	1,074,944
Catalina Marketing Corp. (b) (c)	21,100	487,410
Ceridian Corp.	78,200	1,990,190
CheckFree Corp.	49,100	2,479,550
ChoicePoint, Inc.	47,533	2,127,102
Corporate Executive Board Co. (The)	21,300	2,149,170
CSG Systems International, Inc. (b) (c)	26,200	609,412
Fair Issac Corp.	35,000	1,386,700
Gartner Group, Inc. (b) (c)	31,400	438,030
Harte-Hanks, Inc.	30,550	835,543
Kelly Services, Inc. (b) (c)	10,400	282,568
Korn/Ferry International (b) (c)	22,800	464,892
Manpower, Inc.	47,300	2,704,613
MPS Group, Inc. (b) (c)	54,500	833,850
Navigant Consulting, Inc. (b) (c)	27,100	578,585

		18,442,559

Capital Goods (0.2%)
Florida Rock Industries	25,400	1,427,988

Chemicals (2.5%)
Airgas, Inc. (b)	36,300	1,418,967
Albemarle Corp. (b) (c)	20,600	934,210
Cabot Corp. (c)	34,100	1,159,059
Chemtura Corp. (c)	129,200	1,521,976
Cytec Industries, Inc. (c)	21,500	1,290,215
Ferro Corp.(b) (c)	22,600	452,000
FMC Corp. (c)	20,800	1,289,184
Lubrizol Corp.	36,700	1,572,595
Lyondell Chemical Co.	110,400	2,196,960
Minerals Technologies, Inc.	10,700	624,987
Olin Corp. (c)	38,900	835,183
RPM, Inc. (b)	63,700	1,142,778
Valspar Corp. (b)	54,700	1,524,489

		15,962,603

Communication Equipment (1.8%)
Adtran, Inc. (b)	36,700	960,806
Cincinnati Bell, Inc. (b) (c)	132,600	599,352
CommScope, Inc. (b) (c)	30,500	870,775
Harris Corp.	72,200	3,414,338
Plantronics, Inc. (b) (c)	25,300	896,379
Polycom, Inc. (c)	46,800	1,014,624
Powerwave Technologies, Inc. (b) (c)	59,600	804,004

Telephone & Data Systems, Inc.	55,300	2,181,032
Utstarcom, Inc. (b) (c)	56,600	356,014

		11,097,324

Computer Hardware (0.5%)
National Instruments Corp. (b) (c)	29,850	973,707
Western Digital Corp.	118,100	2,294,683

		3,268,390

Computer Software & Services (6.1%)
3COM Corp. (c)	210,300	1,076,736
Activision, Inc.	148,900	2,053,331
Advent Software, Inc. (c)	8,700	247,254
Anteon International Corp. (c)	17,600	960,256
Avocent Corp.	26,500	841,110
Cadence Design Systems, Inc.	152,700	2,823,423
CDW Corp. (b) (c)	33,700	1,983,245
Cognizant Technology Solutions Corp.	74,400	4,426,056

DST Systems, Inc.	33,900	1,964,166
F5 Networks, Inc.	21,500	1,558,535
Gamestop Corp.(b) (c)	30,800	1,451,912
GTECH Holdings Corp.	68,100	2,318,805
Henry (Jack) & Associates, Inc. (b) (c)	40,400	923,948
Ingram Micro, Inc.	62,400	1,248,000
Macrovision Corp.	27,700	613,555
McAfee, Inc.	89,600	2,179,968
McData Corp. (b) (c)	82,300	380,226
Mentor Graphics Corp. (b) (c)	42,600	470,730
RSA Security, Inc. (b) (c)	38,200	685,308
SanDisk Corp. (c)	99,100	5,700,232
SRA International, Inc., Class A (b) (c)	20,200	762,146

Sybase, Inc. (b)	49,100	1,036,992
Synopsys, Inc.	77,500	1,732,125
Transaction Systems Architects, Inc. (c)	20,000	624,200
Wind River Systems, Inc. (b) (c)	40,300	501,735

		38,563,994

Construction (2.2%)
Beazer Homes USA, Inc. (b) (c)	22,200	1,458,540
Dycom Industries, Inc. (b) (c)	21,700	461,125
Granite Construction, Inc. (b) (c)	17,750	864,070
Hovnanian Enterprises, Inc. (c)	19,300	847,849
Jacobs Engineering Group, Inc.	31,400	2,723,636
Martin Marietta Materials, Inc.	24,600	2,632,938
Ryland Group, Inc. (The) (c)	24,800	1,721,120
Thor Industries, Inc. (b) (c)	18,600	992,496
Toll Brothers, Inc.	63,300	2,192,079

		13,893,853

Consumer & Commercial Services (2.2%)
Alliance Data Systems Corp.	36,000	1,683,720
Career Education Corp.	52,900	1,995,917
Corinthian Colleges, Inc. (b) (c)	46,300	666,720
Deluxe Corp. (b) (c)	27,000	706,590
DeVry, Inc. (b) (c)	31,500	717,255
Dun & Bradstreet Corp.	36,000	2,760,480
MoneyGram International, Inc.	46,000	1,413,120
Quanta Services, Inc. (b) (c)	63,500	1,017,270
Rent-A-Center, Inc. (b) (c)	37,300	954,507
Rollins, Inc. (b) (c)	15,900	321,816
Sotheby’s Holdings, Inc. (b) (c)	24,100	699,864
United Rentals, Inc. (b) (c)	36,000	1,242,000

		14,179,259

Consumer Products (1.5%)
Blyth Industries, Inc. (b) (c)	14,300	300,586
Church & Dwight, Inc. (b)	34,750	1,282,970
Energizer Holdings, Inc.	33,700	1,786,100
Furniture Brands International, Inc. (b) (c)	27,400	671,574
Lancaster Colony Corp. (b) (c)	13,500	567,000
Mohawk Industries Co. (c)	28,500	2,300,520
Scotts Miracle-Gro Co. (The)	24,500	1,121,120
Timberland Co., Class A (c)	29,500	1,009,785
Tupperware Corp.	28,800	592,992

		9,632,647

Containers & Packaging (0.4%)
Packaging Corp. of America (b) (c)	32,400	727,056
Sonoco Products Co. (b)	53,100	1,798,497

		2,525,553

Data Processing (0.3%)
Fidelity National Information Services, Inc.	50,400	2,043,720

Electronics (5.8%)
Amphenol Corp., Class A	47,900	2,499,422
Arrow Electronics, Inc.	65,000	2,097,550
Atmel Corp. (b) (c)	229,000	1,080,880
Avnet, Inc.	78,800	1,999,944
Cabot Microelectronics Corp. (b) (c)	13,082	485,342
Credence Systems Corp. (b) (c)	53,800	394,892
Cree, Inc. (b) (c)	41,100	1,348,491
Cypress Semiconductor Corp. (b) (c)	72,900	1,235,655
DRS Technologies	21,500	1,179,705
Hubbell, Inc.	32,600	1,671,076
Imation Corp.	18,800	806,708
Integrated Device Technology, Inc.	107,830	1,602,354
International Rectifier Corp.	38,200	1,582,626
Intersil Corp. (b)	76,600	2,215,272
Kemet Corp. (b)	46,700	442,249
Lam Research Corp.	75,300	3,237,900
Lattice Semiconductor Corp. (b) (c)	61,200	407,592
Micrel, Inc. (b) (c)	34,300	508,326
Microchip Technology, Inc.	114,700	4,163,610
Mine Safety Appliances Co. (b) (c)	14,200	596,400
Newport Corp. (c)	21,500	405,490
Plexus Corp. (b) (c)	24,000	901,680
RF Micro Devices, Inc. (b) (c)	102,000	882,300
SPX Corp.	35,400	1,891,068
Thomas & Betts Corp.	28,500	1,464,330
TriQuint Semiconductor, Inc. (c)	75,491	371,416
Vishay Intertechnology, Inc.	99,250	1,413,320

		36,885,598

Financial Services (4.7%)
AmeriCredit Corp.	69,500	2,135,735
Bank of Hawaii Corp.	27,600	1,471,356
BISYS Group, Inc. (The) (b)	65,000	876,200
Commerce Bancorp, Inc. (b) (c)	93,500	3,426,775
Eaton Vance Corp. (b) (c)	69,600	1,905,648
Edwards (A.G.), Inc.	40,800	2,034,288
Investors Financial Services Corp. (b) (c)	35,200	1,649,824
Jefferies Group, Inc. (b) (c)	27,200	1,591,200
Legg Mason, Inc.	66,700	8,359,511
PMI Group, Inc. (b) (c)	48,200	2,213,344
Raymond James Financial, Inc.	46,725	1,381,191

SEI Investments Co.	34,200	1,386,126
Waddell & Reed Financial, Inc. (b) (c)	45,200	1,044,120

		29,475,318

Food & Beverage (1.0%)
Hormel Foods Corp.	39,400	1,331,720
J.M. Smucker Co.	31,367	1,245,270
PepsiAmericas, Inc.	32,800	801,960
Sensient Technologies Corp. (b) (c)	25,300	456,665
Smithfield Foods, Inc.	53,300	1,563,822
Tootsie Roll Industries, Inc. (b) (c)	13,980	409,200
Universal Corp. (b) (c)	13,900	511,103

		6,319,740

Healthcare (6.0%)
Apria Healthcare Group, Inc. (b) (c)	26,700	613,566
Beckman Coulter, Inc.	34,000	1,855,380
Cephalon, Inc.	32,300	1,946,075
Community Health Systems, Inc.	52,500	1,897,875
Covance, Inc.	33,900	1,991,625
Cytyc Corp.	62,100	1,749,978
Dentsply International, Inc.	42,300	2,459,745
Edwards Lifesciences Corp.	31,900	1,387,650
Health Net, Inc.	61,900	3,145,758
Henry Schein, Inc. (b) (c)	47,000	2,249,420
LifePoint Hospitals, Inc.	30,700	954,770
Lincare Holdings, Inc.	51,500	2,006,440
Omnicare, Inc.	64,500	3,546,855
Par Pharmaceutical Cos., Inc. (b) (c)	18,400	518,512
Perrigo Co. (b) (c)	44,600	727,426
Sepracor, Inc. (b)	57,100	2,787,051
Steris Corp. (b) (c)	36,400	898,352
Triad Hospitals, Inc. (c)	46,408	1,944,495
Universal Health Services, Inc. (b) (c)	29,400	1,493,226
Varian Medical Systems, Inc.	71,100	3,992,976

		38,167,175

Insurance (5.8%)
American Financial Group, Inc.	25,300	1,052,733
AmerUs Group Co. (b) (c)	20,800	1,252,992
Arthur J. Gallagher & Co. (b) (c)	51,500	1,432,215
Brown & Brown, Inc. (b) (c)	59,900	1,988,680
Everest Re Group Ltd.	34,900	3,258,613
Fidelity National Financial, Inc.	93,483	3,321,451
First American Financial Corp.	51,500	2,016,740
Hanover Insurance Group Inc. (c)	28,900	1,514,938
HCC Insurance Holdings, Inc.	56,950	1,981,860
Horace Mann Educators Corp. (b) (c)	23,100	434,280
Leucadia National Corp. (b) (c)	44,250	2,639,955
Mercury General Corp. (b) (c)	19,100	1,048,590
Ohio Casualty Corp. (b) (c)	34,100	1,080,970
Old Republic International Corp.	123,637	2,697,759
Protective Life Corp.	37,500	1,865,250
Radian Group, Inc. (b) (c)	44,800	2,699,200
Stancorp Financial Group, Inc.	29,400	1,590,834
Unitrin, Inc. (b)	24,400	1,134,844
W.R. Berkley Corp.	60,700	3,524,242

		36,536,146

Machinery (0.7%)

AGCO Corp. (b) (c)	48,700	1,010,038
Graco, Inc.	36,950	1,678,639
Tecumseh Products Co. (b) (c)	10,000	245,400
Zebra Technologies Corp., Class A	37,900	1,694,888

		4,628,965

Manufacturing (3.7%)
Ametek, Inc.	38,000	1,708,480
Brink’s Co. (The)	31,600	1,604,016
Carlisle Cos., Inc.	15,800	1,292,440
Crane Co.	27,200	1,115,472
Diebold, Inc.	37,300	1,533,030
Donaldson Co., Inc. (b) (c)	36,800	1,243,472
Federal Signal Corp. (b) (c)	25,900	479,150
Flowserve Corp. (b) (c)	30,300	1,767,702
Harsco Corp.	22,500	1,858,950
Hillenbrand Industry, Inc.	33,000	1,814,670
Nordson Corp. (b)	18,000	897,480
Pentair, Inc.	54,600	2,224,950
Roper Industries, Inc.	46,200	2,246,706
Teleflex, Inc. (b)	21,800	1,561,534
Trinity Industries, Inc. (b) (c)	23,500	1,278,165
Varian, Inc.	16,700	687,706

		23,313,923

Medical Products (1.3%)
Advanced Medical Optics, Inc.	35,886	1,673,723
Affymetrix, Inc. (b)	36,300	1,195,359
Gen-Probe, Inc.	27,700	1,526,824
Intuitive Surgical, Inc. (b) (c)	19,100	2,253,800
Techne Corp. (b) (c)	21,200	1,274,968

		7,924,674

Medical Services (1.1%)
Charles River Laboratories International,	38,900	1,906,878
Inc.
Invitrogen Corp.	28,600	2,005,718
Martek Biosciences Corp. (b) (c)	17,300	567,959
Medicis pharmaceutical Corp.	29,400	958,440
VCA Antech, Inc. (b)	44,500	1,267,360

		6,706,355

Metals (0.7%)
Kennametal, Inc.	21,200	1,296,168
MSC Industrial Direct Co., Class A (b)	29,200	1,577,384
Timken Co. (The)	45,200	1,458,604

		4,332,156

Mining (2.2%)
Arch Coal, Inc. (b) (c)	38,400	2,916,096
Joy Global, Inc.	66,300	3,962,751
Peabody Energy Corp.	142,500	7,183,425

		14,062,272

Office Equipment & Supplies (0.6%)
Herman Miller, Inc.	36,600	1,186,206
HNI Corp.	27,900	1,646,100
Reynolds & Reynolds Co.	27,500	781,000

		3,613,306

Oil & Gas (7.6%)
Cooper Cameron Corp.	62,400	2,750,592
Denbury Resources, Inc. (b)	62,100	1,966,707
ENSCO International, Inc.	82,600	4,249,769
FMC Technologies, Inc. (b)	36,921	1,891,094
Forest Oil Corp. (b) (c)	29,400	1,093,092
Grant Prideco, Inc.	70,300	3,011,652
Hanover Compressor Co. (b) (c)	53,023	987,288
Helmerich & Payne, Inc.	28,100	1,961,942
Newfield Exploration Co.	69,200	2,899,480

Noble Energy, Inc.	94,800	4,163,616
Patterson-UTI Energy, Inc.	93,000	2,972,280
Pioneer Natural Resources Co. (c)	69,300	3,066,525
Plains Exploration & Production Co. (c)	42,200	1,630,608
Pogo Producing Co. (b) (c)	32,300	1,623,075
Pride International, Inc.	87,200	2,718,896
Quicksilver Resources, Inc. (b) (c)	36,200	1,399,492
Smith International, Inc.	108,200	4,215,472
Southwestern Energy Co.	90,200	2,903,538
Tidewater, Inc. (b) (c)	32,600	1,800,498

		47,305,616

Paper & Forest Products (0.7%)
Bowater, Inc. (c)	30,100	890,358
Glatfelter (b) (c)	23,800	436,254
Longview Fibre Co. (b)	27,500	710,600
Potlatch Corp. (c)	15,700	672,588
Rayonier, Inc.	41,077	1,872,700

		4,582,500

Publishing & Printing (1.3%)
American Greetings Corp., Class A (b) (c)	34,200	739,404
Banta Corp. (b) (c)	13,000	675,740
Belo Corp., Class A	49,200	978,096
Lee Enterprises, Inc. (b) (c)	24,600	818,934
Media General, Inc. (b) (c)	13,000	606,060
Reader’s Digest Association (b) (c)	52,200	769,950
Scholastic Corp. (b) (c)	19,400	519,144
Valassis Communications, Inc. (b) (c)	25,600	751,872
Washington Post Co.	3,170	2,462,298

		8,321,498

Real Estate Investment Trusts (3.6%)
AMB Property Corp.	47,100	2,556,117
Developers Diversified Realty Corp.	58,700	3,213,825
Highwood Properties, Inc.	29,100	981,543
Hospitality Properties Trust	38,700	1,690,029
Liberty Property Trust (c)	47,500	2,240,100
Macerich Co. (The)	38,500	2,847,075
Mack-Cali Realty Corp.	33,500	1,608,000
New Plan Excel Realty Trust (b) (c)	56,200	1,457,828
Regency Centers Corp.	36,700	2,465,873
United Dominion Realty Trust, Inc.	72,300	2,063,442
Weingarten Realty Investors	43,300	1,764,475

		22,888,307

Restaurants (1.4%)
Applebee’s International, Inc.	40,050	983,228
Bob Evans Farms, Inc. (b) (c)	19,300	573,403
Brinker International, Inc.	46,200	1,951,949
CBRL Group, Inc.	25,500	1,119,705
Cheesecake Factory, Inc. (The) (b)	42,450	1,589,753
Outback Steakhouse, Inc.	35,400	1,557,600
Ruby Tuesday, Inc. (b) (c)	31,300	1,004,104

		8,779,742

Retail (7.3%)
99 Cents Only Stores (b) (c)	25,800	349,848
Abercrombie & Fitch Co.	47,200	2,751,760
Aeropostale, Inc.	29,300	883,688
American Eagle Outfitters Ltd. (b)	70,800	2,114,088
AnnTaylor Stores Corp.	39,100	1,438,489
Barnes & Noble, Inc.	28,300	1,308,875
BJ’s Wholesale Club, Inc. (c)	36,400	1,146,964
Borders Group, Inc. (c)	36,000	908,640

Chico’s FAS, Inc. (b)	97,400	3,958,336
Claire’s Stores, Inc.	53,500	1,942,585
Copart, Inc.	37,400	1,026,630
Dollar Tree Stores, Inc.	57,250	1,584,108
Fastenal Co. (b) (c)	66,700	3,157,578
Foot Locker, Inc.	84,000	2,005,920
Michael’s Stores, Inc.	72,000	2,705,760
O’Reilly Automotive, Inc. (b) (c)	60,300	2,204,568
Pacific Sunwear of California, Inc.	39,900	884,184
Payless ShoeSource, Inc.	36,900	844,641
PETsMART, Inc.	75,600	2,127,384
Pier 1 Imports, Inc. (b) (c)	46,700	542,187
Polo Ralph Lauren Corp.	32,800	1,988,008
Regis Corp.	24,500	844,760
Ross Stores, Inc.	77,800	2,270,982
Ruddick Corp. (b) (c)	18,600	452,166
Saks, Inc. (b) (c)	74,800	1,443,640
Tech Data Corp.	30,400	1,122,064
Urban Outfitters, Inc.	59,400	1,457,676
Williams Sonoma, Inc.	62,100	2,633,040

		46,098,569

Schools (0.7%)
Education Management Corp.	36,200	1,505,920
ITT Educational Services, Inc.	20,200	1,293,810
Laureate Education, Inc. (b) (c)	26,800	1,430,584

		4,230,314

Semiconductors (1.0%)
Fairchild Semiconductor International, Inc.	65,400	1,247,178
MEMC Electronic Materials, Inc.	88,900	3,282,188
Semtech Corp. (b) (c)	39,200	701,288
Silicon Laboratories, Inc.	24,400	1,340,780

		6,571,434

Shipping & Transportation (1.8%)
Alexander & Baldwin, Inc.	23,800	1,134,784
C.H. Robinson Worldwide, Inc.	92,000	4,516,280
CNF Transportation, Inc.	28,100	1,403,314
GATX Corp. (b)	27,300	1,127,217
Overseas Shipholding Group, Inc.	16,000	766,880
Swift Transportation Co., Inc. (b) (c)	28,700	623,651
Werner Enterprises, Inc. (b) (c)	27,950	513,442
YRC Worldwide, Inc. (c)	31,300	1,191,278

		11,276,846

Steel (0.3%)
Steel Dynamics, Inc. (b) (c)	20,900	1,185,657
Worthington Industries, Inc.	38,500	772,310

		1,957,967

Transportation (1.0%)
Expeditors International of Washington, Inc.	57,400	4,958,786
J.B. Hunt Transport Services, Inc.	66,400	1,430,256

		6,389,042

Utilities (7.4%)
AGL Resources, Inc.	41,900	1,510,495
Alliant Energy Corp.	63,100	1,985,757
Aqua America, Inc. (b) (c)	69,300	1,927,926
Aquila, Inc.	201,200	802,788
Black Hills Corp. (b)	17,800	605,200
DPL, Inc. (b)	68,100	1,838,700
Duquesne Light Holdings, Inc. (b) (c)	42,100	694,650

Energy East Corp.	79,500	1,931,850
Equitable Resources, Inc.	64,500	2,354,895
Great Plains Energy, Inc. (b) (c)	40,300	1,134,445
Hawaiian Electric Industries, Inc. (b) (c)	43,600	1,182,868
Idacorp, Inc. (b) (c)	22,900	744,708
MDU Resources Group, Inc.	64,600	2,160,870
National Fuel Gas Co. (c)	45,500	1,488,760
Northeast Utilities	82,600	1,613,178
NSTAR	57,500	1,645,075
Oklahoma Gas & Electric Co. (c)	48,800	1,415,200
Oneok, Inc.	63,100	2,034,975
Pepco Holdings, Inc.	102,338	2,332,283
PNM, Inc.	37,050	904,020
Puget Energy, Inc. (c)	62,200	1,317,396
Questar Corp.	45,900	3,215,294
Scana Corp.	61,600	2,417,184
Sierra Pacific Resources (c)	108,200	1,494,242
Vectren Corp.	41,000	1,081,580
Westar Energy, Inc.	46,800	973,908
Western Gas Resources, Inc. (c)	31,200	1,505,400
WGL Holdings, Inc. (b) (c)	26,300	800,046
Wisconsin Energy Corp.	63,000	2,519,370
WPS Resources Corp. (c)	21,500	1,058,230

		46,691,293

Waste Disposal (0.7%)
Republic Services, Inc.	65,200	2,771,652
Stericycle, Inc. (b)	23,700	1,602,594

		4,374,246

Total Common Stocks		624,266,269

Treasury Bills (0.1%)
U.S. Treasury Bills, 0.00%, DN06/22/06	$500,000	$495,041

Total Treasury Bills		495,041

Cash Equivalents (0.9%)
Investments in repurchase agreements (collateralized by U.S. Government Agencies in a joint trading account at 4.68% dated 03/31/06, due 04/03/06, repurchase price $5,397,649)	5,395,545	5,395,545

Total Cash Equivalents		5,395,545

Short Term Securities Held as Collateral for Securities Lending (22.1%)
Pool of short-term securities for Gartmore Variable Insurance Trust – Notes to Statement of Investments (Securities Lending)	139,870,798	139,870,798

Total Short Term Securities Held as Collateral for Securities Lending		139,870,798

Total Investments (Cost $617,214,338) (a) - 121.9%		770,027,653
Liabilities in excess of other assets - (21.9)%		(138,494,164)

NET ASSETS - 100.0%		$631,533,489

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security
(c)	All of part of the security was on loan as of March 31, 2006.

At March 31, 2006, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contract	Expiration	Market Value Covered by Contracts	Unrealized Appreciation at 3/31/06
97	S&P Emini Mid 400 Future	06/16/06	$7,744,480	$94,460

Gartmore Variable Insurance Trust

Gartmore GVIT Global Technology and Communications Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.3%)
Computer Hardware (16.4%)
Dell, Inc. (b)	40,400	$1,202,304
EMC Corp. (b)	65,940	898,762
Hewlett Packard Co.	45,340	1,491,686
International Business Machines Corp.	27,950	2,305,036
Rackable Systems, Inc. (b)	7,410	391,619

		6,289,407

Computer Services (2.2%)
Cognizant Technology Solutions Corp. (b)	14,210	845,353

Computer Software (13.6%)
CA, Inc.	13,140	357,539
Hutchinson Technology, Inc. (b)(c)	40,890	1,233,651
M-Systems Flash Disk Pioneers Ltd. (b)	16,560	428,242
Microsoft Corp.	68,300	1,858,443
Neoware, Inc. (b)(c)	26,710	791,150
Oracle Corp. (b)	25,830	353,613
Quest Software, Inc. (b)	12,200	203,740

		5,226,378

Consulting Services (0.8%)
Answerthink, Inc. (b)	50,510	324,779

Data Processing (0.8%)
CSG Systems International, Inc. (b)	12,850	298,891

E-Commerce & Services (7.9%)
eBay, Inc. (b)	23,780	928,846
Google, Inc., Class A (b)	2,350	916,500
WebSideStory, Inc. (b)(c)	22,740	390,901
Yahoo, Inc. (b)	24,180	780,047

		3,016,294

Electronic Components (14.7%)
AU Optronics Corp. ADR - TW	15,220	226,930
Flextronics International Ltd. (b)	16,430	170,051
Intel Corp.	102,320	1,979,891
International DisplayWorks, Inc. (b)	90,010	589,566
International Rectifier Corp. (b)	7,460	309,068
Ionatron, Inc. (b)(c)	18,640	251,826
LG Philips Lcd Co. ADR - KR (b)(c)	30,290	687,583
LSI Logic Corp. (b)	32,560	376,394
MIPS Technologies, Inc. (b)(c)	38,520	287,359
Nam Tai Electronics, Inc.	23,440	537,010
Skyworks Solutions, Inc. (b)	32,450	220,336

		5,636,014

Internet Security (1.3%)
McAfee, Inc. (b)	21,110	513,606

Internet Software & Services (2.3%)
Tibco Software, Inc. (b)	38,190	319,268
Traffic.com, Inc. (b)(c)	36,350	303,523

VeriSign, Inc. (b)	10,120	242,779

		865,570

Marketing Services (2.0%)
24/7 Real Media, Inc. (b)(c)	73,830	772,262

Networking (7.1%)
Cisco Systems, Inc. (b)	98,700	2,138,829
Foundry Networks, Inc. (b)	19,730	358,297
Juniper Networks, Inc. (b)	12,820	245,118

		2,742,244

Semiconductors (18.3%)
Analog Devices, Inc.	13,380	512,320
Applied Materials, Inc.	37,650	659,252
ASML Holding NV ADR - NL (b)	12,610	256,866
Cypress Semiconductor Corp. (b)(c)	13,940	236,283
Entegris, Inc. (b)	16,460	175,134
Fairchild Semiconductor International, Inc. (b)	16,310	311,032
Genesis Microchip, Inc. (b)	15,660	266,846
GSI Group, Inc. (b)	10,500	116,025
LTX Corp. (b)	71,140	384,156
National Semiconductor Corp.	13,300	370,272
Novellus Systems, Inc. (b)	7,190	172,560
ON Semiconductor Corp. (b)	43,890	318,641
Photronics, Inc. (b)(c)	42,050	788,858
Saifun Semiconductors Ltd. (b)	39,200	1,219,121
Siliconware Precision Industries Co. (c)	54,500	351,525
ADR - TW
Texas Instruments, Inc.	26,490	860,131

		6,999,022

Telecommunication Equipment (4.6%)
Comtech Telecommunications Corp. (b)	12,660	369,292
Corning, Inc. (b)	20,290	546,004
Emulex Corp. (b)(c)	32,350	552,861
Tekelec (b)	22,060	305,090

		1,773,247

Wireless Equipment (5.3%)
Motorola, Inc.	42,100	964,511
Qualcomm, Inc.	21,480	1,087,103

		2,051,614

Total Common Stocks		37,354,681

Cash Equivalents (4.0%)
Investments in repurchase agreements (collateralized by U.S. Government Agencies, in a joint trading account at 4.68%, dated 03/31/06, due 04/03/06, repurchase price $1,530,339)	$1,529,742	1,529,742

Total Cash Equivalents		1,529,742

Short-Term Securities Held as Collateral for Securities Lending (13.5%)
Pool of short-term securities for Gartmore Variable Insurance Trust Mutual Funds – Notes to Statement of Investments (Securities Lending)	5,168,532	5,168,532
Total Short-Term Securities Held as Collateral for Securities Lending		5,168,532

Total Investments (Cost $42,140,314) (a) - 114.8%		44,052,955
Liabilities in excess of other assets - (14.8)%		(5,673,833)

NET ASSETS - 100.0%		$38,379,122

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing securities.
(c)	All or part of security was on loan as of March 31, 2006.
ADR	American Depository Receipt
TW	Taiwan
KR	South Korea
NL	Netherlands

Gartmore Variable Insurance Trust

Gartmore GVIT Global Health Sciences Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (94.3%)
Diagnostic Equipment (1.4%)
Cytyc Corp. (b) (c)	34,282	$966,067

Distribution & Wholesale (1.0%)
MWI Veterinary Supply, Inc. (b)	19,930	655,697

Drug Delivery Systems (0.6%)
Conor Medsystems, Inc. (b) (c)	14,260	419,244

Drugs (34.0%)
Abbott Laboratories	50,610	2,149,407
Amgen, Inc. (b)	17,830	1,297,133
Andrx Corp. (b)	36,830	874,344
Array BioPharma, Inc. (b) (c)	74,570	681,570
Barr Pharmaceuticals, Inc. (b)	17,130	1,078,847
Forest Laboratories, Inc. (b)	33,720	1,504,924
Merck & Co., Inc.	77,060	2,714,824
Novartis AG ADR - CH	27,145	1,504,919
Penwest Pharmaceuticals Co. (b) (c)	33,620	729,218
Pfizer, Inc.	206,607	5,148,645
Sanofi-Aventis ADR - UK	32,230	1,529,314
Shire Pharmaceuticals Group PLC	11,333	526,871
Wyeth	71,552	3,471,702

		23,211,718

Health Care Services (4.2%)
Diagnosticos da America (b) (c)	18,360	1,413,414
Nighthawk Radiology Holdings, Inc. (b)	19,220	459,166
WebMD Health Corp., Class A (b) (c)	24,210	1,008,104

		2,880,684

Human Resources (1.0%)
Cross Country Healthcare, Inc. (b)	36,602	708,615

Insurance (9.3%)
Aetna, Inc.	14,640	719,410
Coventry Health Care, Inc. (b)	17,723	956,688
Humana, Inc. (b)	18,160	956,124
UnitedHealth Group, Inc.	49,234	2,750,211
WellPoint, Inc. (b)	12,910	999,621

		6,382,054

Medical Products (18.9%)
Baxter International, Inc.	35,680	1,384,741
Bristol-Myers Squibb Co.	57,810	1,422,704
Caliper Life Sciences, Inc. (b) (c)	50,690	324,416
Cyberonics, Inc. (b)	27,480	708,160
EV3, Inc. (b) (c)	38,900	688,919
Johnson & Johnson	32,275	1,911,325
Medtronic, Inc.	46,942	2,382,306
NuVasive, Inc. (b) (c)	32,300	608,855
NxStage Medical, Inc. (b) (c)	36,529	468,667
Panacos Pharmaceuticals, Inc. (b) (c)	46,366	350,527

PSS World Medical, Inc. (b) (c)	42,970	828,891
ResMed, Inc. (b) (c)	30,460	1,339,631
St. Jude Medical, Inc. (b)	12,534	513,894

		12,933,036

Medical Products & Services (14.6%)
Alexion Pharmaceuticals, Inc. (b) (c)	30,120	1,066,850
Cardinal Health, Inc.	33,875	2,524,364
Chemed Corp. (c)	12,790	758,959
DJ Orthopedics, Inc. (b) (c)	21,730	863,985
InterMune, Inc. (b) (c)	34,890	646,861
Magellan Health Services, Inc. (b)	16,900	683,943
OSI Pharmaceuticals, Inc. (b) (c)	21,080	676,668
Pharmaceutical Product Development, Inc.	33,660	1,164,972
Regeneron Pharmaceuticals, Inc. (b) (c)	63,185	1,050,767
Sirna Therapeutics, Inc. (b) (c)	81,330	548,164

		9,985,533

Medical Services (3.9%)
McKesson Corp.	31,092	1,620,826
Medco Health Solutions, Inc. (b)	18,010	1,030,532

		2,651,358

Real Estate Investment Trusts (1.3%)
Five Star Quality Care, Inc. (b)	78,640	856,390

Therapeutics (4.1%)
Amylin Pharmaceuticals, Inc. (b)	12,610	617,260
Biomarin Pharmaceutical, Inc. (b) (c)	21,460	287,993
Genentech, Inc. (b)	15,165	1,281,594
Genzyme Corp. (b)	9,328	627,028

		2,813,875

Total Common Stocks		64,464,271

Mutual Funds (4.5%)
iShares Dow Jones U.S Healthcare Sector Index Fund (c)	$48,760	$3,103,574

Total Mutual Funds		3,103,574

Cash Equivalents (5.4%)
Investments in repurchase agreements (collateralized by	3,659,254	3,659,254

U.S. Government Agencies, in a joint trading account at 4.68% dated 03/31/06, due 04/03/06, repurchase price $3,660,681)
Total Cash Equivalents		3,659,254

Short Term Securities Held as Collateral for Securities Lending (23.9%)
Pool of short-term securities for Gartmore Variable Insurance Trust – Notes to Statement of Investments (Securities Lending)	16,332,820	16,332,820

Total Short Term Securities Held as Collateral for Securities Lending		16,332,820

Total Investments (Cost $82,896,267) (a) - 128.1%		87,559,919
Liabilities in excess of other assets - (28.1) %		(19,228,271)

NET ASSETS - 100.0%		$68,331,648

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing securities.
(c)	All or part of the security was on loan as of March 31, 2006.
ADR	American Depository Receipt
CH	Switzerland
UK	United Kingdom

Gartmore Variable Insurance Trust

Gartmore GVIT Nationwide Leaders Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.6%)
Apparel & Accessories (3.8%)
TJX Companies, Inc.	35,500	$881,110

Applications Software (4.0%)
Microsoft Corp.	33,900	922,419

Banking (3.7%)
Barclays PLC - ADR - GB	18,300	856,440

Coating & Paint (4.8%)
Sherwin-Williams Co. (The)	22,200	1,097,568

Energy Equipment & Services (3.6%)
Progress Energy, Inc.	18,800	826,824

Financial Services (4.3%)
Morgan Stanley	15,600	979,992

Gold Mining (4.1%)
Barrick Gold Corp.	34,400	937,056

Healthcare (13.7%)
Abbott Laboratories	32,200	1,367,534
Aetna, Inc.	17,800	874,692
Johnson & Johnson	15,300	906,066

		3,148,292

Machinery (3.6%)
Deere & Co.	10,500	830,025

Metals (4.7%)
Alcan, Inc.	21,700	992,341
Freeport-McMoran Copper & Gold, Inc., Class B	1,260	75,310

		1,067,651

Multi-Line Insurance (8.3%)
Berkshire Hathaway, Inc.- Class B (b)	325	978,900
Old Republic International Corp.	42,100	918,622

		1,897,522

Oil & Gas (8.5%)
ConocoPhillips	6,900	435,735
National-OilWell, Inc. (b)	8,800	564,256
Newfield Exploration Co. (b)	22,600	946,940

		1,946,931

Railroads (2.9%)
Norfolk Southern Corp.	12,200	659,654

Real Estate Investment Trusts (2.4%)
First Industrial Realty Trust, Inc.	12,900	550,701

Retail (4.8%)
Federated Department Stores, Inc.	15,000	1,095,000

Semiconductors (3.3%)
Advanced Micro Devices, Inc. (b)	22,500	746,100

Tobacco (13.0%)
Altria Group, Inc.	20,000	1,417,200
Imperial Tobacco Group PLC - ADR	10,400	622,752
Reynolds American, Inc.	9,100	960,050

		3,000,002

Wireless Communications (3.1%)
Qualcomm, Inc.	14,000	708,540

Total Common Stocks		22,151,827

Cash Equivalents (4.6%)
Investments in repurchase agreements (collateralized by U.S. Government, in a joint trading account at 4.68% dated 03/31/06, due 04/03/06, repurchase price $1,072,874)	$1,072,456	1,072,456

Total Cash Equivalents		1,072,456

Total Investments (Cost $22,895,705) (a) - 101.2%		23,224,283
Liabilities in excess of other assets - (1.2) %		(286,459)

NET ASSETS - 100.0%		$22,937,824

(a)	See Notes to Statement of Investment for unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

ADR –	American Depositary Receipt.
GB -	Great Britain

Gartmore Variable Insurance Trust

Gartmore GVIT Emerging Markets Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (90.5%)
BERMUDA (1.4%)
Television (1.4%)
Central European Media Enterprises Ltd. (b)	63,500	$4,356,735

BRAZIL (13.8%)
Banking (2.2%)
Banco Bradesco SA	110,700	3,976,602
Unibanco GDR	33,700	2,490,767

		6,467,369

Brewery (0.9%)
Ambev Cia Bebid	6,514,000	2,812,253

Insurance (0.7%)
Porto Seguro SA	118,400	2,025,335

Metals & Mining (1.9%)
Companhia Vale do Rio Doce, Class A	137,800	5,937,568

Oil & Gas (3.6%)
Petroleo Brasileiro SA ADR	82,719	6,605,112
Petroleo Brasileiro SA ADR	48,200	4,177,494

		10,782,606

Retail (1.9%)
Lojas Renner SA	106,900	5,831,808

Steel (1.9%)
Usinas Siderurgicas de Minais Gerais SA	157,700	5,858,158

Telecommunications (0.7%)
Tele Norte Leste Participacoes SA ADR	137,700	2,296,836

		42,011,933

CAYMAN ISLANDS (0.6%)
Hotels & Motels (0.6%)
Kingdom Hotel Investments GDR (b)	213,000	1,955,340

CHINA (8.8%)
Auto Parts & Equipment (1.3%)
Dongfeng Motor Corp. (b) (d)	8,814,000	3,862,352

Commercial Banks (1.0%)
China Construction Bank, Class H (b) (d)	6,550,000	3,050,648

Diversified Operations (1.1%)
China Resources Enterprise Ltd. (c) (d)	1,704,000	3,502,111

Manufacturing (1.4%)
Shanghai Electric Group Co., Ltd. (b) (d)	10,022,000	4,226,386

Metals (0.8%)
Aluminium Corp. of China Ltd. (c) (d)	2,404,000	2,526,396

Oil & Gas Exploration & Production (1.4%)
China Petroleum & Chemical Corp. (d)	7,812,000	4,559,548

Shipping (1.0%)
Cosco Pacific Ltd. (d)	1,470,000	2,933,500

Telecommunications (0.8%)
Foxconn International Holdings Ltd. (b) (d)	1,309,000	2,450,799

		27,111,740

HUNGARY (0.8%)
Oil & Gas (0.8%)
MOL Magyar Olaj-es Gazipari Rt. (d)	23,700	2,435,084

INDIA (1.4%)
Beverages (0.2%)
McDowell & Co., Ltd. GDR (b)	79,300	658,190

Petrochemicals (1.2%)
Reliance Industries Ltd.	198,103	3,538,120

		4,196,310

ISRAEL (1.5%)
Banking (1.0%)
Bank Leumi Le-Israel (d)	821,700	2,978,380

Software & Computer Services (0.5%)
Retalix Ltd. (b)	62,100	1,535,112

		4,513,492

KOREA (18.6%)
Banking (1.4%)
Kookmin Bank ADR	50,000	4,276,000

Brewery (1.4%)
Hite Brewery Co., Ltd. (d)	30,785	4,384,310

Construction (1.6%)
Hyundai Development Co. (d)	109,800	5,024,535

Electronics (4.2%)
KH Vatec Co., Ltd. (b) (d)	80,712	2,182,454
Samsung Electronics (d)	8,027	5,184,321
Samsung Electronics GDR	21,312	5,471,857

		12,838,632

Financial Services (3.6%)
Daishin Securities Co., Ltd. (b) (d)	128,100	2,662,448
Hana Financial Group, Inc.	173,689	8,225,788

		10,888,236

Investment Company (0.8%)
Macquarie Korea Infrastructure GDR (b)	340,000	2,424,200

Lighting Products (1.0%)
Kumho Electric, Inc. (d)	53,924	2,983,868

Metals (1.0%)
Korea Zinc Co., Ltd. (d)	37,600	2,937,432

Oil & Gas (2.0%)
SK Corp. (d)	93,390	6,259,141

Retail (1.6%)
Hyundai Department Store Co., Ltd. (d)	4,680	437,207
Lotte Shopping Co., Ltd. (b)	217,306	4,385,235

		4,822,442

		56,838,796

LEBANON (1.0%)
Telecommunications (1.0%)
Investcom LLC GDR (b) (c)	197,500	3,077,050

MALASYIA (1.9%)
Agriculture (0.8%)
IOI Corporation Berhad (d)	677,600	2,447,538

Foreign Banking (1.1%)
Commerce Asset Holdings Berhad (d)	2,027,300	3,466,348

		5,913,886

MEXICO (6.9%)
Building Materials (1.5%)
Cemex SA ADR	70,700	4,615,296

Diversified Operations (0.0%)
Grupo Carso SA de CV	6,843	15,843

Financial Services (2.0%)
Grupo Financiero Banorte SA de CV	2,569,776	6,093,771

Retail (0.8%)
Wal-Mart de Mexico SA de CV (b)	934,660	2,504,167

Steel (0.7%)
Industrias CH SA (b) (c)	804,200	2,068,154

Telecommunications (1.9%)
America Movil SA de CV ADR	173,151	5,932,153

		21,229,384

NETHERLANDS (0.9%)
Retail (0.9%)
Pyaterochka Holding NV GDR (b) (c)	173,538	2,837,346

PERU (0.9%)
Metals & Mining (0.9%)
Compania de Minas Buenaventura S.A.U. ADR	111,200	2,745,528

RUSSIA (4.2%)
Automobile Manufacturers (0.9%)
JSC Severstal-Avto (b) (d)	111,100	2,655,290

Metals & Mining (0.4%)
Mechel OAO GDR (b)	53,000	1,166,000

Oil & Gas (2.9%)
Gazprom ADR (c)	27,100	2,482,360
Lukoil ADR (d)	77,900	6,485,646

		8,968,006

		12,789,296

SOUTH AFRICA (10.4%)
Banking (3.2%)
Absa Group Ltd. (d)	507,565	9,544,253

Diversified Operations (1.2%)
Barloworld Ltd. (d)	168,057	3,623,400

Mining (1.9%)
Harmony Gold Mining Co., Ltd. (b) (d)	366,737	5,885,311

Oil & Gas (1.4%)
Sasol Ltd. (d)	113,131	4,283,411

Retail (0.4%)
Ellerine Holdings Ltd. (d)	90,210	1,244,408

Telecommunications (2.3%)
MTN Group Ltd. (d)	715,676	7,123,914

		31,704,697

TAIWAN (8.7%)
Banking (0.5%)
TA Chong Bank Ltd. (b) (d)	6,894,748	1,518,736

Building Products (0.8%)
Taiwan Cement Corp. (d)	3,022,300	2,329,894

Chemicals (1.4%)
Taiwan Fertilizer Co., Ltd. (d)	3,486,000	4,187,913

Computers (1.9%)
Asustek Computer, Inc. (d)	1,030,000	2,792,200
Compal Electronics, Inc. (d)	3,079,791	3,142,922

		5,935,122

Electronics (2.0%)
Au Optronics Corp. (d)	1,915,310	2,869,916
Delta Electronics, Inc. (d)	1,493,000	3,474,058

		6,343,974

Financial Services (1.0%)
Shin Kong Financial Holding Co., Ltd. (d)	3,681,000	3,034,078

Telecommunications (1.1%)
Inventec Appliance Corp. (d)	743,000	3,457,213

		26,806,930

THAILAND (2.4%)
Banking (0.8%)
Phatra Securities Public Co., Ltd. (d)	2,302,400	2,542,004

Mining (0.8%)
Banpu Public Co. Ltd.	661,200	2,528,599

Oil & Gas (0.8%)
Thai Oil Public Co., Ltd.	1,410,300	2,391,547

		7,462,150

TURKEY (3.7%)
Automobile (0.8%)
Ford Otomotiv Sanayi A.S. (d)	290,718	2,603,222

Banking (2.3%)
Denizbank AS (b) (d)	429,287	3,739,049
Finansbank AS (b) (d)	520,000	2,970,938

		6,709,987

Telecommunications (0.6%)
Turkcell Iletisim Hizmetleri AS (d)	297,600	1,903,662

		11,216,871

UNITED KINGDOM (2.6%)
Brewery (0.9%)
SABMiller PLC (d)	135,400	2,667,241

Metals & Mining (1.1%)
Anglo American PLC (d)	87,661	3,383,756

Mining (0.6%)
Kazakhgold Group Ltd. GDR (b) (c)	74,700	1,938,465

		7,989,462

Total Common Stocks		277,192,030

Participation Notes (4.9%)
INDIA (4.9%)
Automotive (1.2%)
Tata Motors Ltd., 0.00% (d)	161,100	3,371,823

Banking (0.9%)
ICICI Bank Ltd., 0.00% (d)	218,800	2,894,724

Building Materials (1.1%)
India Cements Ltd. (b) (d)	900,497	3,340,844

Computer Service (0.7%)
Tata Consultancy Services Ltd., 0.00% (d)	46,700	2,009,034

Financial Services (0.0%)
Reliance Capital Ventures Ltd. (b) (d)	133,200	74,592

Gas (0.0%)
Reliance Energy Ventures Ltd. (b) (d)	14,900	14,453
Reliance Natural Resources Ltd (b) (d)	133,200	99,900

		114,353

Telecommunication Services (1.0%)
Bharti Televentures Ltd., 0.00% (b) (d)	322,431	2,988,935

Telecommunications (0.0%)
Reliance Communication Ventures Ltd (b) (d)	14,900	103,257

Total Participation Notes		14,897,562

Warrants (b) (1.2%)
INDIA (1.2%)
Automotive (0.3%)
Deutsche Tata Warrants, 08/20/07	21,600	927,245

Telecommunications (0.9%)
Deutsche Bharti Warrants, 04/27/07	310,346	2,871,321

Total Warrants		3,798,566

Cash Equivalents (2.6%)
Investments in repurchase agreements (collateralized by U.S. Government Agencies, in a joint trading account at 4.68% Dated 03/31/06, due 04/03/06, repurchase price $8,104,263)	8,101,104	8,101,104

Total Cash Equivalents		8,101,104

Short Term Securities Held as Collateral for Securities Lending (3.0%)
Pool of short-term securities for Gartmore Variable Insurance Trust – Notes to Statement of Investments (Securities Lending)	9,332,883	9,332,883

Total Short Term Securities Held as Collateral for Securities Lending		9,332,883

Total Investments (Cost $263,121,344) (a) - 102.2%		313,322,145
Liabilities in excess of other assets - (2.2)%		(6,893,731)

NET ASSETS - 100.0%		$306,428,414

(a)	See Notes to Statement of Investments for unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of March 31, 2006.
(d)	Fair Valued Security.
ADR	American Depository Receipt
GDR	Global Depositary Receipt

At March 31, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Hungarian Forint	04/03/06	116,412	117,528	1,116
Malaysian Ringgit	04/03/06	127,080	127,094	15
South African Rand	04/03/06	63,581	64,945	1,364
South African Rand	04/04/06	114,938	118,071	3,133
South African Rand	04/05/06	1,953,267	1,985,680	32,413
South African Rand	04/06/06	227,437	228,971	1,533

Total Long Contracts		2,602,715	2,641,989	39,574

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Mexican Nuevo Peso	04/03/06	(39,241)	(39,391)	(150)

Total Short Contracts		(39,241)	(39,391)	(150)

Gartmore Variable Insurance Trust

Gartmore GVIT International Growth Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares	Value
Common Stocks (99.9%)
ARGENTINA (2.3%)
Steel (2.3%)
Tenaris SA (c)	83,010	$1,488,301

AUSTRALIA (3.2%)
Coal (1.3%)
Excel Coal Ltd. (c)	108,627	582,175
Felix Resources Ltd. (c)	167,676	234,710

		816,885

Pharmaceuticals (1.9%)
CSL Ltd. (c)	32,280	1,265,782

		2,082,667

AUSTRIA (1.7%)
Oil & Gas (1.7%)
OMV AG (c)	16,470	1,101,271

BRAZIL (1.2%)
Banking (1.2%)
Banco Bradesco SA ADR	22,390	804,025

CANADA (4.7%)
Aluminum (1.6%)
Alcan, Inc.	22,050	1,008,347

Mining (1.4%)
Inco Ltd. ADR	17,819	888,990

Oil & Gas (1.7%)
Suncor Energy, Inc.	14,691	1,127,744

		3,025,081

FRANCE (12.4%)
Banking (3.8%)
BNP Paribas (b)	1,087	86,139
BNP Paribas SA (c)	10,353	958,015
Societe Generale (c)	9,000	1,348,419

		2,392,573

Chemicals (1.3%)
Rhodia SA (b) (c)	336,370	863,073

Diversified Operations (1.8%)
LVMH Moet Hennessy SA (c)	12,193	1,191,638

Engineering (1.8%)
Alstom SA (b) (c)	14,110	1,177,224

Food Products & Services (2.3%)
Groupe Danone (c)	12,340	1,497,745

Utilities (1.4%)
Suez SA (c)	23,680	930,503

		8,052,756

GERMANY (7.7%)
Automotive (2.0%)
Bayerische Motoren Werke AG (c)	23,300	1,283,230

Banking (2.2%)
Commerzbank AG (c)	35,660	1,416,405

Consumer Goods (2.0%)
Puma AG (b) (c)	3,450	1,304,205

Utilities (1.5%)
RWE AG (c)	11,219	975,025

		4,978,865

HONG KONG (1.5%)
Real Estate (1.5%)
Cheung Kong (Holdings) Ltd. (c)	89,000	942,077

ITALY (4.0%)
Banking (4.0%)
Mediobanca SPA (c)	68,450	1,464,876
UniCredito Italiano SPA (c)	153,850	1,109,458

		2,574,334

JAPAN (23.2%)
Automotive (3.8%)
Suzuki Motor Corp. (c)	57,800	1,329,086
Toyota Motor Corp. (c)	21,300	1,159,965

		2,489,051

Financial Services (13.6%)
Credit Saison Co. Ltd. (c)	27,300	1,509,400
Matsui Securities Co. Ltd. (c)	103,300	1,432,767
Mitsubishi UFJ Financial Group, Inc. (c)	114	1,733,969
Mizuho Financial Group, Inc. (c)	162	1,325,280
Orix Corp. (c)	5,390	1,674,366
Sumitomo Mitsui Financial Group, Inc. (c)	105	1,159,216

		8,834,998

Real Estate (2.6%)
Mitsui Fudosan Co. Ltd. (c)	74,000	1,701,418

Textile Products (1.5%)
Toray Industries, Inc. (c)	118,000	964,325

Tobacco (1.7%)
Japan Tobacco, Inc. (c)	307	1,080,545

		15,070,337

MEXICO (1.1%)
Financial Services (1.1%)
Grupo Financiero Banorte SA de CV	288,770	684,767

NORWAY (1.6%)
Oil & Gas (1.6%)
Statoil ASA (c)	36,050	1,032,632

SOUTH KOREA (4.3%)
Banking (0.7%)
Kookmin Bank ADR	5,050	431,876

Electronics (3.6%)
Hynix Semiconductor, Inc. (b) (c)	30,020	886,708
Samsung Electronics Co. Ltd. GDR (c)	4,490	1,470,475

		2,357,183

		2,789,059

SWEDEN (2.1%)
Banking (2.1%)
Skandiaviska Enskilda Banken AB, Series A (c)	54,550	1,351,052

SWITZERLAND (5.9%)
Banking (2.0%)
UBS AG (c)	11,959	1,314,629

Chemicals (2.1%)
Syngenta AG (b)	9,507	1,336,364

Luxury Goods (1.8%)
Compagnie Financiere Richemont AG (c)	402	1,168,086

		3,819,079

TAIWAN (1.0%)
Semiconductors (1.0%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	66,740	671,404

UNITED KINGDOM (22.0%)
Aerospace & Defense (3.4%)
BAE Systems PLC (c)	82,930	604,525
Rolls-Royce Group PLC (c)	192,370	1,527,928
Rolls-Royce Group PLC, B Shares	10,734,166	18,647

		2,151,100

Apparel Manufacturers (1.5%)
Burberry Group PLC (c)	120,800	970,557

Banking (1.0%)
Northern Rock PLC (c)	31,400	644,486

Financial Services (2.0%)
Lloyds TSB Group PLC (c)	137,070	1,310,464

Gas & Electric Utility (1.5%)
International Power PLC (c)	203,210	996,796

Insurance (1.5%)
Legal & General Group PLC (c)	387,150	951,377

Metals (2.2%)
Vedanta Resources PLC (c)	58,240	1,421,897

Mining (1.4%)
Rio Tinto PLC (c)	17,613	903,265

Pharmaceuticals (1.9%)
AstraZeneca PLC (c)	24,550	1,233,264

Steel (2.3%)
Corus Group PLC (c)	969,080	1,484,438

Transportation (2.1%)
British Airways PLC (b) (c)	224,830	1,377,769

Water & Sewerage Services (1.2%)
Pennon Group PLC (c)	33,139	769,311

		14,214,724

Total Common Stocks		64,682,431

Total Investments (Cost $54,429,883) (a) - 99.9%		64,682,431
Other assets in excess of liabilities - 0.1%		43,607

NET ASSETS - 100.0%		$64,726,038

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

At March 31, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Japanese Yen	04/03/06	$681,506	$683,162	$(1,656)
Euro	04/03/06	230,785	232,723	(1,938)

Total Short
Contracts		$912,291	$915,885	$(3,594)

Long Contracts:
Japanese Yen	04/05/06	$841,546	$841,422	$(124)

Total Long
Contracts		$841,546	$841,422	$(124)

Gartmore Variable Insurance Trust

Dreyfus GVIT International Value Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (94.8%)
AUSTRALIA (2.1%)
Banking (0.9%)
National Australia Bank Ltd. (d)	82,348	$2,216,573

Containers (0.7%)
Amcor Ltd. (d)	338,539	1,792,522

Gambling (0.3%)
Tabcorp Holdings Ltd. (d)	81,420	900,850

Insurance (0.2%)
Insurance Australia Group, Ltd. (d)	168,240	657,694

		5,567,639

BRAZIL (0.7%)
Oil & Gas (0.5%)
Petroleo Brasileiro SA ADR	17,630	1,527,992

Telecommunications (0.2%)
Telecomunicacoes Brasileiras SA	11,681	397,972

ADR
		1,925,964

FINLAND (1.5%)
Paper Products (1.1%)
M-Real Oyj B Shares (c) (d)	190,430	1,260,024
UPM-Kymmene Oyj (c) (d)	62,719	1,478,500

		2,738,524

Telecommunications (0.4%)
Nokia Oyj (c) (d)	34,300	709,008
Nokia Oyj ADR	21,626	448,091

		1,157,099

		3,895,623

FRANCE (10.5%)
Audio & Video Products (0.6%)
Thomson (c) (d)	84,870	1,673,299

Auto Parts & Equipment (1.3%)
PSA Peugeot Citroen (d)	12,600	790,593
Valeo SA (c) (d)	60,041	2,504,339

		3,294,932

Banking (1.8%)
Banque Nationale de Paris SA	28,160	2,605,784
BNP Paribas (b) (c) (d)	2,816	223,154
Credit Agricole SA (d)	58,110	2,251,838

		5,080,776

Building Products (0.6%)
Lafarge SA (d)	13,630	1,543,265

Food & Beverages (1.7%)
Carrefour SA (d)	83,680	4,436,947

Medical (1.1%)
Sanofi-Synthelabo SA (c) (d)	29,980	2,842,580

Oil & Gas (1.9%)
TotalFinaElf SA (d)	16,480	4,344,121
TotalFinaElf SA ADR	5,541	729,916

		5,074,037

Telecommunications (1.5%)
France Telecom SA (c) (d)	170,860	3,835,403

		27,781,239

GERMANY (8.8%)
Airlines (0.8%)
Deutsche Lufthansa AG (d)	123,602	2,205,896

Automotive (0.5%)
Volkswagen AG (d)	18,590	1,392,007

Banking (1.0%)
Deutsche Bank AG (d)	22,885	2,608,884

Distribution & Wholesale (0.1%)
Medion AG (c) (d)	15,200	198,912

Diversified (0.7%)
Siemens AG (d)	20,770	1,933,985

Electric & Gas (0.5%)
E.On AG (d)	12,547	1,378,753

Insurance (1.5%)
Allianz AG (d)	9,990	1,666,024
Hannover Rueckversicherung AG (d)	57,330	2,131,763

		3,797,787

Retail (0.5%)
Metro Ag (d)	24,180	1,241,741

Semiconductors (0.9%)
Infineon Technologies AG (b) (c) (d)	239,800	2,462,969

Telecommunications (0.8%)
Deutsche Telecom AG (d)	131,760	2,217,801

Transportation (1.5%)
Deutsche Post AG (c) (d)	145,220	3,632,574

		23,071,309

GREECE (0.6%)
Electric Utility (0.6%)
Public Power Corp. (d)	69,220	1,627,495

HONG KONG (1.2%)
Banking (0.8%)
Bank of East Asia Ltd. (d)	617,609	2,231,367

Diversified Operations (0.4%)
Citic Pacific Ltd. (d)	315,700	947,224

		3,178,591

IRELAND (1.5%)
Banking (1.3%)
Bank of Ireland (d)	193,555	3,581,372

Food Products (0.2%)
Kerry Group PLC (d)	19,700	473,602

		4,054,974

ITALY (3.3%)
Apparel (0.1%)
Benetton Group SpA (c) (d)	21,630	322,285

Banking (1.2%)
UniCredito Italiano SpA (d)	424,560	3,061,628

Insurance (0.5%)
Unipol SpA (c) (d)	417,110	1,351,539

Oil & Gas (1.1%)
Eni Spa (d)	100,160	2,851,693

Television (0.4%)
Mediaset SPA (d)	99,900	1,176,184

		8,763,329

JAPAN (26.7%)
Advertising (0.9%)
Dentsu, Inc. (c) (d)	620	2,247,136

Appliances (0.6%)
Rinnai Corp. (c) (d)	51,700	1,550,473

Automotive (1.1%)
Fuji Heavy Industries Ltd. (c) (d)	102,700	604,432
Hino Motors, Ltd. (c) (d)	157,100	987,271
Toyoda Gosei (c) (d)	56,100	1,230,500

		2,822,203

Banking (3.6%)
Mitsubishi Tokyo Financial Group, Inc. (d)	109	1,657,917
Shinsei Bank, Ltd. (d)	327,000	2,289,011
Sumitomo Mitsui Financial Group, Inc. (d)	325	3,588,049
The 77 Bank Ltd. (c) (d)	210,700	1,622,906

		9,157,883

Building & Construction (1.6%)
JS Group Corp. (c) (d)	83,200	1,790,241
Sekisui House Ltd. (d)	153,900	2,295,738

		4,085,979

Chemicals (1.1%)
Sekisui Chemical Co. Ltd. (c) (d)	284,100	2,404,362
Shin-Etsu Chemical Co. Ltd. (d)	10,700	580,391

		2,984,753

Computers (0.7%)
TDK Corp. (d)	25,200	1,891,954

Cosmetics & Toiletries (0.7%)
Kao Corp. (d)	71,200	1,873,663

Drugstores (0.5%)
Matsumotokiyoshi Co. Ltd. (c) (d)	46,800	1,338,888

Electronic Components (0.9%)
Mabuchi Motor Co. Ltd. (c) (d)	29,600	1,526,690
Minebea Co. Ltd. (c) (d)	117,000	807,058

		2,333,748

Electronics (2.0%)
Funai Electric Co. Ltd. (c) (d)	18,800	1,854,388
Rohm Co. Ltd. (c) (d)	33,600	3,544,559

		5,398,947

Finance (0.2%)
Orix Corp. (d)	1,450	450,432

Financial Services (2.5%)
Aiful Corp. (d)	39,816	2,630,837
Shohkoh Fund & Co. Ltd. (d)	3,726	843,959
Takefuji Corp. (c) (d)	44,960	2,830,339

		6,305,135

Food (0.4%)
Ajinomoto Co., Inc. (c) (d)	106,700	1,138,689

Office Automation & Equipment (2.1%)
Canon, Inc. (d)	46,700	3,082,471
Ricoh Co. Ltd. (d)	126,500	2,468,514

		5,550,985

Oil Comp Integrated (1.3%)
Nissan Motor Co. Ltd. (c) (d)	285,400	3,390,592

Paper & Pulp (0.3%)
Nippon Paper Group, Inc. (c) (d)	206	890,806

Pharmaceuticals (0.5%)
Astellas Pharma, Inc. (d)	37,900	1,436,296

Photographic Products (1.3%)
Fuji Photo Film Co. Ltd. (d)	104,700	3,486,519

Restaurants (0.6%)
Skylark Co. Ltd. (c) (d)	91,400	1,637,793

Retail (0.6%)
Aeon Co. Ltd. (d)	64,900	1,574,553

Security Services (0.2%)
Sohgo Security Services Co. Ltd. (c) (d)	34,294	550,026

Telecommunications (1.0%)
KDDI Corp. (c) (d)	513	2,740,405

Textile Products (0.5%)
Kuraray Co. Ltd. (c) (d)	120,100	1,410,069

Transportation (1.5%)
Nippon Express Co. Ltd. (c) (d)	686,700	3,909,330

		70,157,257

KOREA (1.5%)
Telecommunications (1.1%)
KT Corp. SP ADR	58,300	1,241,790
SK Telecom Co., Ltd. ADR	68,130	1,607,187

		2,848,977

Utilities (0.4%)
Korea Electric Power Corp. ADR	49,800	1,075,680

		3,924,657

MEXICO (1.0%)
Food & Beverages (0.5%)
Coca-Cola Femsa SA de CV ADR	43,000	1,427,600

Telecommunications (0.5%)
Telefonos de Mexico SA de CV ADR	58,152	1,307,257

		2,734,857

NETHERLANDS (5.4%)
Banking (1.8%)
ABN AMRO Holding NV (d)	71,776	2,144,483
Fortis NV (d)	67,320	2,395,714

		4,540,197

Electronics (1.1%)
Koninklijke (Royal) Philips Electronics	78,750	2,650,378
NV (c) (d)
Koninklijke (Royal) Philips Electronics	5,950	200,218

NV ADR
		2,850,596

Food & Beverages (1.1%)
Heineken NV (d)	78,261	2,964,375

Insurance (0.8%)
Aegon NV (d)	114,051	2,103,602

Printing & Publishing (0.3%)
Wolters Kluwer NV (d)	36,320	903,684

Publishing (0.3%)
VNU NV (d)	26,280	851,591

		14,214,045

PORTUGAL (0.3%)
Utilities (0.3%)
Electricidade de Portugal SA (c) (d)	220,660	866,093

SINGAPORE (2.4%)
Banking (2.4%)
DBS Group Holdings Ltd. (d)	396,640	3,998,881
United Overseas Bank Ltd. (d)	250,200	2,413,331

		6,412,212

SOUTH AFRICA (0.5%)
Banking (0.5%)
Nedcor Ltd. (d)	61,420	1,280,171

SPAIN (2.2%)
Banking (0.5%)
Banco Popular Espanol SA (d)	36,430	536,018
Banco Santander Central Hispano SA (d)	51,180	746,299

		1,282,317

Electric (0.2%)
Iberdrola SA (d)	14,260	458,967

Oil & Gas (1.0%)
Repsol YPF SA (d)	55,090	1,564,372
Repsol YPF SA ADR	39,870	1,136,295

		2,700,667

Power Conversion & Supply Equipment (0.5%)
Gamesa Corporacion Tecnologica, SA (c) (d)	66,080	1,267,043

		5,708,994

SWEDEN (0.5%)
Paper & Related Products (0.5%)
Svenska Cellusoa AB (c) (d)	29,150	1,279,947

SWITZERLAND (5.9%)
Banking (1.2%)
United Bank of Switzerland AG (d)	27,840	3,060,397

Chemicals (1.5%)
Ciba Specialty Chemicals AG (c) (d)	47,038	2,806,871
Clariant AG (b) (d)	71,570	1,105,326

		3,912,197

Food & Beverages (1.1%)
Nestle SA (c) (d)	10,193	3,019,073

Insurance (1.0%)
Swiss Re (d)	37,700	2,627,993

Pharmaceuticals (1.1%)
Novartis AG (d)	51,130	2,837,766

		15,457,426

TAIWAN (0.6%)
Semiconductor Components (0.6%)
United Microelectronics Corp. ADR	476,534	1,624,981

UNITED KINGDOM (17.6%)
Aerospace (0.5%)
Smiths Industries PLC (d)	82,700	1,409,709

Auto Parts & Equipment (0.4%)
GKN PLC (d)	163,110	939,630

Banking (3.7%)
Barclays PLC (d)	241,011	2,814,269
HSBC Holdings PLC (d)	148,003	2,476,863
Royal Bank of Scotland Group PLC (d)	131,981	4,290,862

		9,581,994

Construction Materials (0.2%)
Travis Perkins PLC (d)	16,080	465,608

Food & Beverages (1.4%)
Diageo PLC (d)	157,252	2,473,784
Sainsbury PLC (d)	228,162	1,314,451

		3,788,235

Food & Household Products (1.0%)
Unilever PLC (d)	263,652	2,691,617

Mining (1.2%)
Anglo American PLC (d)	81,377	3,151,780

Oil & Gas (3.9%)
BP PLC (d)	326,902	3,759,392
Centrica PLC (d)	529,180	2,579,859
Royal Dutch Shell PLC (c) (d)	16,060	501,847
Royal Dutch Shell PLC - A Shares (d)	105,152	3,291,663

		10,132,761

Pharmaceuticals (1.6%)
GlaxoSmithKline PLC (d)	163,939	4,285,363

Publishing (1.1%)
Reed International PLC (d)	149,400	1,430,019
Trinity Mirror PLC (d)	147,600	1,457,779

		2,887,798

Retail (0.6%)
Boots Group PLC (c) (d)	120,380	1,500,565

Telecommunications (2.0%)
BT Group PLC (d)	326,165	1,257,215
Vodafone Group PLC (d)	1,959,380	4,087,235

		5,344,450

		46,179,510

Total Common Stocks		249,706,313

Cash Equivalents (3.6%)
Investments in repurchase agreements (collateralized by U.S. Government Agencies, in a joint trading account at 4.68% dated 03/31/06, due 04/03/06, repurchase price $9,477,053)	$9,473,358	$9,473,358

Total Cash Equivalents		9,473,358

Short Term Securities Held as Collateral for Securities Lending (19.3%)
Pool of short-term securities for Gartmore Variable Insurance Trust – Notes to Statement of Investments (Securities Lending)	50,912,534	50,912,534

Total Short Term Securities Held as Collateral for Securities Lending		50,912,534

Total Investments (Cost $273,128,808) (a) - 117.7%		310,092,205
Liabilities in excess of other assets - (17.7)%		(46,621,688)

NET ASSETS - 100.0%		$263,470,517

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Represents non-income producing securities.
(c)	All or part of the security was on loan as of March 31, 2006.
(d)	Fair Value Security.

ADR  –  American Depository Receipt

At March 31, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contract:
Japanese Yen	04/04/06	(873,187)	(870,405)	2,782

Total Short Contracts		(873,187)	(870,405)	2,782

Long Contracts:
Australian Dollar	04/04/06	70,922	71,072	150
Swiss Franc	04/04/06	143,049	142,725	(324)
British Sterling Pound	04/04/06	873,187	868,631	(4,556)

Total Long Contracts		1,087,158	1,082,428	(4,730)

Gartmore Variable Insurance Trust

Gartmore GVIT Investor Destinations Aggressive Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares	Value
Mutual Funds (100.0%)
Equity Funds (95.0%)
Gartmore International Index Fund,	19,711,966	$194,359,988
Institutional Class (b)
Gartmore Mid Cap Market Index Fund,	6,137,561	97,771,353
Institutional Class (b)
Gartmore S&P 500 Index Fund,	17,568,976	194,664,257
Institutional Class (b)
Gartmore Small Cap Index Fund,	4,799,772	65,420,891
Institutional Class (b)
JP Morgan Equity Index Fund	2,194,930	64,684,596

		616,901,085

Fixed Income Funds (5.0%)
Gartmore Bond Index Fund, Institutional Class (b)	3,060,136	32,590,451

Total Mutual Funds		649,491,536

Total Investments (Cost $566,513,372) (a) - 100.0%		649,491,536
Liabilities in excess of other assets - 0.0%		(215,197)

NET ASSETS - 100.0%		$649,276,339

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

Gartmore Variable Insurance Trust

Gartmore GVIT Investor Destinations Moderately Aggressive Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (97.5%)
Equity Funds (79.9%)
Gartmore International Index Fund,	34,868,592	$343,804,322
Institutional Class (b)
Gartmore Mid Cap Market Index Fund,	13,028,114	207,537,862
Institutional Class (b)
Gartmore S&P 500 Index Fund,	31,077,847	344,342,545
Institutional Class (b)
Gartmore Small Cap Index Fund,	5,094,204	69,433,998
Institutional Class (b)
JP Morgan Equity Index Fund	4,660,119	137,333,699

		1,102,452,426

Fixed Income Funds (17.6%)
Gartmore Bond Index Fund, Institutional Class (b)	19,487,123	207,537,862
Gartmore Enhanced Income Fund, Institutional Class (b)	3,805,241	34,589,644

		242,127,506

Total Mutual Funds		1,344,579,932

Fixed Contract (2.5%)
Nationwide Fixed Contract, 3.50% (b) (c)	34,592,995	34,592,995

Total Fixed Contract		34,592,995

Total Investments (Cost $1,227,769,792) (a) - 100.0%		1,379,172,927
Other assets in excess of liabilities - 0.0%		168,264

NET ASSETS - 100.0%		$1,379,341,191

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.
(c)	The Nationwide Fixed Contract rate changes quarterly. The Nationwide Fixed security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Variable Insurance Trust

Gartmore GVIT Investor Destinations Moderate Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (92.4%)
Equity Funds (59.9%)
Gartmore International Index Fund, Institutional Class (b)	27,799,850	$274,106,525
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	11,541,097	183,849,677
Gartmore S&P 500 Index Fund, Institutional Class (b)	49,555,169	549,071,273
Gartmore Small Cap Index Fund, Institutional Class (b)	6,769,134	92,263,295

		1,099,290,770

Fixed Income Funds (32.5%)
Gartmore Bond Index Fund, Institutional Class (b)	43,157,201	459,624,192
Gartmore Enhanced Income Fund, Institutional Class (b)	15,169,115	137,887,258

		597,511,450

Total Mutual Funds		1,696,802,220

Fixed Contract (7.5%)
Nationwide Fixed Contract, 3.50% (b) (c)	137,900,827	137,900,827

Total Fixed Contract		137,900,827

Total Investments (Cost $1,665,672,835) (a) - 99.9%		1,834,703,047
Other assets in excess of liabilities - 0.1%		1,119,452

NET ASSETS - 100.0%		$1,835,822,499

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.
(c)	The Nationwide Fixed Contract rate changes quarterly. The Nationwide Fixed security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Variable Insurance Trust

Gartmore GVIT Investor Destinations Moderately Conservative Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (87.4%)
Equity Funds (39.9%)
Gartmore International Index Fund, Institutional Class (b)	5,639,432	$55,604,798
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	3,511,812	55,943,164
Gartmore S&P 500 Index Fund, Institutional Class (b)	10,052,680	111,383,694

		222,931,656

Fixed Income Funds (47.5%)
Gartmore Bond Index Fund, Institutional Class (b)	18,385,077	195,801,073
Gartmore Enhanced Income Fund, Institutional Class (b)	7,692,954	69,928,955

		265,730,028

Total Mutual Funds		488,661,684

Fixed Contract (12.5%)
Nationwide Fixed Contract, 3.50% (b) (c)	69,935,928	69,935,928

Total Fixed Contract		69,935,928

Total Investments (Cost $525,107,861) (a) - 99.9%		558,597,612
Other assets in excess of liabilities - 0.1%		658,544

NET ASSETS - 100.0%		$559,256,156

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.
(c)	The Nationwide Fixed Contract rate changes quarterly. The Nationwide Fixed security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Variable Insurance Trust

Gartmore GVIT Investor Destinations Conservative Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (79.8%)
Equity Funds (19.9%)
Gartmore International Index Fund, Institutional Class (b)	1,568,723	$15,467,606
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	976,882	15,561,729
Gartmore S&P 500 Index Fund, Institutional Class (b)	2,796,357	30,983,640

		62,012,975

Fixed Income Funds (54.9%)
Gartmore Bond Index Fund, Institutional Class (b)	10,228,366	108,932,103
Gartmore Enhanced Income Fund, Institutional Class (b)	6,847,846	62,246,916

		171,179,019

Money Market Fund (5.0%)
Gartmore Money Market Fund, Institutional Class (b)	15,561,729	15,561,729

Total Mutual Funds		248,753,723

Fixed Contract (20.0%)
Nationwide Fixed Contract, 3.50% (b) (c)	62,253,186	62,253,186

Total Fixed Contract		62,253,186

Total Investments (Cost $306,625,601) (a) - 99.8%		311,006,909
Other assets in excess of liabilities - 0.2%		486,314

NET ASSETS - 100.0%		$311,493,223

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.
(c)	The Nationwide Fixed Contract rate changes quarterly. The Nationwide Fixed security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Variable Insurance Trust

Gartmore GVIT U.S. Growth Leaders Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (99.3%)
Aerospace & Defense (8.3%)
Boeing Co. (The)	40,340	$3,143,696
Rockwell Collins, Inc.	54,870	3,091,925

		6,235,621

Building & Construction (3.0%)
Vulcan Materials Co.	26,100	2,261,565

Chemicals (3.4%)
Praxair, Inc.	46,480	2,563,372

Computer Software & Services (17.2%)
Business Objects S.A. ADR - FR (b)	71,130	2,594,111
Cognizant Technology Solutions Corp. (b)	39,760	2,365,322
EMC Corp. (b)	225,290	3,070,702
F5 Networks, Inc. (b) (c)	39,040	2,830,010
Red Hat, Inc. (b)	72,350	2,024,353

		12,884,498

Electronics (2.5%)
Emerson Electric Co.	22,200	1,856,586

Financial Services (16.4%)
AmeriCredit Corp. (b)	71,640	2,201,497
E*TRADE Financial Corp. (b)	92,260	2,489,175
Goldman Sachs Group, Inc.	17,080	2,680,876
SLM Corp.	43,520	2,260,429
T. Rowe Price Group, Inc.	33,470	2,617,689

		12,249,666

Healthcare (4.8%)
Aetna, Inc.	73,860	3,629,480

Hotels & Motels (5.1%)
Starwood Hotels & Resorts Worldwide	33,570	2,273,696
Station Casinos, Inc. (c)	19,300	1,531,841

		3,805,537

Lasers - Systems & Components (2.7%)
Cymer, Inc. (b)	44,430	2,018,899

Medical (3.1%)
St. Jude Medical, Inc. (b)	57,400	2,353,400

Oil & Gas (5.3%)
Halliburton Co.	54,960	4,013,179

Pharmaceuticals (6.8%)
Barr Pharmaceuticals, Inc. (b)	34,410	2,167,142
Gilead Sciences, Inc. (b)	47,750	2,971,005

		5,138,147

Retail (6.5%)
Abercrombie & Fitch Co., Class A	41,740	2,433,442
Coach, Inc. (b)	69,620	2,407,460

		4,840,902

Semiconductors (8.4%)
Marvel Technology Group Ltd. (b)	42,400	2,293,839
National Semiconductor Corp.	79,140	2,203,258
Sirf Technology Holdings, Inc. (b) (c)	50,250	1,779,353

		6,276,450

Telecommunications (3.3%)
Corning, Inc. (b)	90,770	2,442,621

Waste Disposal (2.5%)
Republic Services, Inc.	44,900	1,908,699

Total COMMON STOCKS		74,478,622

CASH EQUIVALENTS (1.4%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies, in a joint trading account at 4.68%, dated 03/31/06, due 04/03/06, repurchase price $1,074,630)	$1,074,212	1,074,212

Total CASH EQUIVALENTS		1,074,212

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (3.4%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)	$2,586,131	2,586,131

Total SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		2,586,131

Total Investments (Cost $72,938,208) (a) - 104.1%		78,138,965
Liabilities in excess of other assets - (4.1)%		(3,102,868)

NET ASSETS - 100.0%		$75,036,097

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All or part of the security was on loan as of March 31, 2006.

ADR	American Depositary Receipt
FR	France

Gartmore Variable Insurance Trust

Gartmore GVIT Global Utilities Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.7%)
AUSTRIA (1.4%)
Telecommunications (1.4%)
Telekom Austria AG (c)	22,410	$527,487

BELGIUM (0.4%)
Electric Utility (0.3%)
Elia System Operator SA (b) (c)	2,540	95,867

Telecommunications (0.1%)
Mobistar SA (c)	750	54,377

		150,244

CANADA (1.3%)
Oil & Gas Utility (1.3%)
Suncor Energy, Inc.	6,290	482,847

FINLAND (1.7%)
Oil & Gas Utility (1.7%)
Fortum Oyj (c)	25,655	646,034

FRANCE (6.8%)
Building & Construction (0.6%)
Bouygues SA (c)	4,380	231,977

Electric (2.3%)
Electricite de France (b)	15,100	856,281

Telecommunications (0.4%)
France Telecom SA (c)	7,522	168,851

Water Utility (3.5%)
Suez SA (c)	32,650	1,282,979

		2,540,088

GERMANY (7.0%)
Gas & Electric Utility (6.5%)
E. ON AG (c)	13,080	1,437,324
Rwe AG (c)	11,602	1,008,310

		2,445,634

Telecommunications (0.5%)
Deutsche Telekom AG (c)	11,877	199,915

		2,645,549

GREECE (2.7%)
Telecommunications (2.7%)
Cosmote Mobile Telecommunications SA (c)	22,200	513,575
Hellenic Telecommunications (c)	22,281	495,786

Organization SA (b)		1,009,361

HONG KONG (0.2%)
Electric Utility (0.2%)
CLP Holdings Ltd. (c)	12,000	69,996

ITALY (2.2%)
Electric Utility (1.9%)
Enel SPA (c)	88,460	747,571

Oil & Gas (0.2%)
Snam Rete Gas SPA (c)	13,825	61,055

Telecommunications (0.1%)
Telecom Italia SPA (c)	6,978	20,319

		828,945

JAPAN (6.8%)
Electric Utility (2.4%)
Chubu Electric Power Co., Inc. (c)	8,000	200,546
Kansai Electric Power Co., Inc. (c)	6,900	153,355
Kyushu Electric Power Co., Inc. (c)	5,600	126,417
Tohoku Electric Power Co., Inc. (c)	5,200	112,468
Tokyo Electric Power Co., Inc. (c)	13,100	326,768

		919,554

Gas Utility (0.6%)
Osaka Gas Co., Ltd. (c)	32,000	116,449
Tokyo Gas Co., Ltd. (c)	24,000	104,917

		221,366

Telecommunications (3.8%)
KDDI Corp. (c)	59	315,173
Nippon Telegraph & Telephone Corp. (c)	121	517,761
NTT DoCoMo, Inc. (c)	400	589,527

		1,422,461

		2,563,381

MEXICO (0.8%)
Telecommunications (0.8%)
America Movil SA de CV	8,310	284,701

NORWAY (1.3%)
Telecommunications (1.3%)
Telenor ASA (c)	44,500	478,219

SOUTH AFRICA (2.1%)
Telecommunications (2.1%)
MTN Group Ltd. (c)	22,580	224,764
Telkom SA (c)	21,450	558,272

		783,036

SPAIN (8.9%)
Electric Utility (2.1%)
Iberdrola SA (c)	24,620	792,410

Gas & Electric Utility (2.6%)
Endesa SA (c)	26,930	866,498
Union Fenosa SA (c)	3,307	125,607

		992,105

Telecommunications (4.2%)
Telefonica SA (c)	99,130	1,552,257

		3,336,772

UNITED KINGDOM (22.0%)
Electric Utility (7.1%)
International Power PLC (c)	151,620	743,734
Scottish & Southern Energy PLC (c)	49,502	970,775
Scottish Power PLC (c)	96,052	968,885

		2,683,394

Gas & Electric Utility (2.1%)
Centrica PLC (c)	64,680	315,328
National Grid PLC (c)	49,115	487,372

		802,700

Telecommunications (8.6%)
Vodafone Group PLC (c)	1,561,850	3,257,995

Water Utility (4.2%)
AWG PLC (c)	25,051	496,762
Northumbrian Water Group PLC (c)	98,058	405,735
Pennon Group PLC (c)	28,750	667,423

		1,569,920

		8,314,009

UNITED STATES (34.1%)
Electric Utility (4.1%)
Dominion Resources, Inc.	2,813	194,181
DPL, Inc.	15,920	429,840
Edison International	5,986	246,503
PPL Corp.	23,054	677,788

		1,548,312

Gas & Electric Utility (4.4%)
Exelon Corp.	11,485	607,557
FirstEnergy Corp.	6,340	310,026
PG&E Corp.	8,270	321,703
TXU Corp.	7,380	330,329
Wisconsin Energy Corp.	2,270	90,777

		1,660,392

Telecommunications (25.6%)
American Tower Corp. (b)	20,380	617,922
AT&T Inc.	92,483	2,500,740
BellSouth Corp.	76,974	2,667,150
Sprint Nextel Corp.	69,381	1,792,805
Verizon Communications, Inc.	60,470	2,059,608

		9,638,225

		12,846,929

Total Common Stocks		37,507,598

Total Investments (Cost $34,848,720) (a) - 99.7%		37,507,598
Other assets in excess of liabilities - 0.3%		99,955

NET ASSETS - 100.0%		$37,607,553

(a)	See Notes to Statement of Investments for tax unrealized (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Value Security

Gartmore Variable Insurance Trust

Gartmore GVIT Global Financial Services Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value
COMMON STOCKS (98.3%)
AUSTRALIA (3.8%)
Banking (3.8%)
Australia & New Zealand Banking	20,550	$389,163
Group Ltd. (c)
Commonwealth Bank of Australia (c)	13,160	426,164
National Australia Bank Ltd. (c)	18,940	509,811

		1,325,138

CANADA (1.6%)
Financial Services (1.6%)
Manulife Financial Corp.	8,720	547,128

FRANCE (4.9%)
Banking (2.9%)
BNP Paribas SA (c)	10,850	1,004,004

Financial Services (2.0%)
Credit Agricole SA (c)	17,440	675,823

		1,679,827

GERMANY (5.8%)
Banking (1.0%)
Commerzbank AG (c)	8,920	354,300

Financial Services (2.3%)
Deutsche Bank AG (c)	3,980	453,719
Deutsche Boerse AG (c)	790	113,609
Hypo Real Estate Holding AG (c)	3,270	224,556

		791,884

Insurance (2.5%)
Allianz AG (c)	5,030	838,848

		1,985,032

GREECE (0.9%)
Banking (0.9%)
Alpha Bank AE (c)	8,380	309,679

HONG KONG (0.4%)
Financial Services (0.4%)
Hang Lung Group Ltd. (c)	64,500	147,066

IRELAND (0.9%)
Banking (0.9%)
Bank of Ireland (c)	16,240	300,491

ITALY (2.2%)
Banking (2.2%)
UniCredito Italiano SpA (c)	104,090	750,624

JAPAN (10.4%)
Banking (4.4%)
Mitsubishi UFJ Financial Group, Inc. (c)	72	1,095,139
Sumitomo Mitsui Financial Group, Inc. (c)	21	231,843
Suruga Bank Ltd. (c)	13,000	175,674

		1,502,656

Financial Services (6.0%)
Mizuho Financial Group, Inc. (c)	96	785,351
Nomura Holdings, Inc. (c)	15,000	332,350
Orix Corp. (c)	3,100	962,994

		2,080,695

		3,583,351

NETHERLANDS (3.2%)
Financial Services (1.1%)
Fortis NV (c)	10,200	362,987

Insurance (2.1%)
ING Groep NV (c)	19,060	750,551

		1,113,538

SPAIN (2.1%)
Banking (2.1%)
Banco Bilbao Vizcaya Argentaria SA (c)	35,160	732,471

SWEDEN (1.2%)
Banking (1.2%)
Skandinaviska Enskilda Banken AB (c)	16,800	416,089

SWITZERLAND (3.9%)
Financial Services (3.1%)
UBS AG (c)	9,750	1,071,798

Insurance (0.8%)
Zurich Financial Services AG (b) (c)	1,120	262,268

		1,334,066

UNITED KINGDOM (8.6%)
Banking (6.3%)
Barclays PLC (c)	34,920	407,758
HSBC Holdings PLC (c)	44,920	751,746
Lloyds TSB Group PLC (c)	33,220	317,601
Royal Bank of Scotland Group PLC (c)	21,840	710,045

		2,187,150

Financial Services (2.3%)
Amvescap PLC (c)	44,820	417,856
Man Group PLC (c)	8,590	367,063

		784,919

		2,972,069

UNITED STATES (48.4%)
Banking (12.3%)
Bank Of America Corp.	15,960	726,818
Bank of New York Co., Inc. (The)	6,080	219,123
Colonial BancGroup, Inc.	17,010	425,250
Commerce Bancorp, Inc.	7,940	291,001
Hudson City Bancorp, Inc.	25,310	336,370
New York Community Bancorp, Inc.	14,340	251,237
Silicon Valley Bancshares (b)	7,160	379,838
SunTrust Banks, Inc.	3,790	275,760
U.S. Bancorp	9,640	294,020
Wachovia Corp.	12,280	688,294
Zions Bancorp	4,280	354,084

		4,241,795

Financial Services (24.0%)
American Capital Strategies Ltd.	9,440	331,910

AmeriCredit Corp. (b)	17,530	538,697
Capital One Financial Corp.	3,890	313,223
Chicago Mercantile Exchange	800	358,000
Citigroup, Inc.	13,290	627,687
Clayton Holdings, Inc. (b)	8,390	176,861
E*TRADE Financial Corp. (b)	15,790	426,014
Goldman Sachs Group, Inc.	4,400	690,624
Host Marriott Corp.	9,100	194,740
IntercontinentalExchange, Inc. (b)	2,900	200,245
Investment Technology Group, Inc. (b)	6,770	337,146
J.P. Morgan Chase & Co.	24,330	1,013,102
Jefferies Group, Inc.	5,900	345,150
Legg Mason, Inc.	4,180	523,879
Lehman Brothers Holdings, Inc.	1,750	252,928
Merrill Lynch & Co., Inc.	5,850	460,746
Moody’s Corp.	3,550	253,683
OptionsXpress Holdings, Inc.	6,000	174,480
SLM Corp.	5,710	296,577
TD Ameritrade Holding Corp. (b)	10,920	227,900
Thomas Weisel Partners Group, Inc. (b)	10,300	225,570
United Panam Financial Corp. (b)	6,640	205,176
Washington Mutual, Inc.	3,690	157,268

		8,331,606

Insurance (9.5%)
American Equity Investment Life Holding Co.	24,160	346,454
American International Group, Inc.	12,350	816,212
Assurant, Inc.	7,110	350,168
Conseco, Inc. (b)	10,180	252,668
Endurance Specialty Holdings Ltd.	10,100	328,755
Metlife, Inc.	9,150	442,586
Progressive Corp. (The)	3,200	333,632
St. Paul Travelers Cos.	9,420	393,662

		3,264,137

Paper Products (0.4%)
Potlatch Corp.	3,130	134,089

Real Estate Investment Trusts (2.2%)
General Growth Properties, Inc.	4,780	233,599
ProLogis	5,210	278,735
Redwood Trust, Inc.	5,720	247,790

		760,124

		16,731,751

Total COMMON STOCKS		33,928,320

CASH EQUIVALENTS (4.8%)
Investments in repurchase agreements (Collateralized by U.S. Government Agencies, in a joint trading account at 4.68%, dated 03/31/06, due 04/03/06, repurchase price $1,664,210)	$1,663,561	1,663,561

Total CASH EQUIVALENTS		1,663,561

Total Investments (Cost $31,910,230) (a) - 103.1%		35,591,881
Liabilities in excess of other assets - (3.1)%		(1,076,875)

NET ASSETS - 100.0%		$34,515,006

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.
(c)	Fair Valued Security

At March 31, 2006, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Euro	04/03/06	$171,798	$172,198	$400
Euro	04/05/06	279,986	280,538	552
Swedish Krone	04/03/06	27,669	27,894	225

Total Long Contracts		$479,453	$480,630	$1,177

Gartmore Variable Insurance Trust

Gartmore GVIT Developing Markets Fund

Statement of Investments

March 31, 2006

(Unaudited)

	Shares or Principal Amount	Value

Common Stocks (89.7%)
BRAZIL (13.7%)
Banking (2.1%)
Banco Bradesco SA	137,800	$4,950,097

Unibanco GDR	39,700	2,934,227

		7,884,324

Brewery (0.9%)
Ambev Cia Bebid PREF	8,295,300	3,581,284

Insurance (0.7%)
Porto Seguro SA	155,800	2,665,095

Metals & Mining (1.9%)
Companhia Vale do Rio Doce, Class A	172,070	7,414,204

Oil & Gas (3.4%)
Petroleo Brasileiro SA	253,400	5,482,718
Petroleo Brasileiro SA ADR	87,634	7,595,239

		13,077,957

Retail (2.0%)
Lojas Renner SA	139,300	7,599,353

Steel (1.9%)
Usinas Siderurgicas de Minais Gerais SA	198,100	7,358,916

Telecommunications (0.8%)
Tele Norte Leste Participacoes SA ADR	179,800	2,999,064

		52,580,197

CHINA (6.7%)
Commercial Banks (1.1%)
China Construction Bank, Class H (b) (c)	8,900,000	4,145,155

Manufacturing (1.5%)
Shanghai Electric Group Co., Ltd. (b) (c)	13,192,000	5,563,209

Metals (0.8%)
Aluminium Corp. of China Ltd. (c)	3,018,000	3,171,657

Oil & Gas Exploration & Production (1.5%)
China Petroleum & Chemical Corp. (c)	9,810,000	5,725,700

Shipping (1.0%)
Cosco Pacific Ltd. (c)	1,846,000	3,683,838

Telecommunications (0.8%)
Foxconn International Holdings Ltd. (b) (c)	1,685,000	3,154,772

		25,444,331

CZECH REPUBLIC (1.4%)
Television (1.4%)
Central European Media Enterprises Ltd. (b)	79,300	5,440,773

HONG KONG (2.3%)
Auto Parts & Equipment (1.2%)
Dongfeng Motor Corp.	10,654,000	4,668,651

Diversified Operations (1.1%)
China Resources Enterprise Ltd. (c)	2,142,000	4,402,302

		9,070,953

HUNGARY (0.8%)
Oil & Gas (0.8%)
MOL Magyar Olaj-es Gazipari Rt. (c)	28,300	2,907,716

INDIA (0.2%)
Beverages (0.2%)
McDowell & Co., Ltd. GDR	104,100	864,030

ISRAEL (1.6%)
Banking (1.0%)
Bank Leumi Le-Israel (b) (c)	1,026,500	3,720,710

Software & Computer Services (0.6%)
Retalix Ltd. (b)	91,700	2,266,824

		5,987,534

KAZAKHSTAN (0.7%)
Mining (0.7%)
Kazakhgold Group Ltd. GDR (b)	97,800	2,537,910

KOREA (18.5%)
Banking (1.4%)
Kookmin Bank ADR	62,500	5,345,000

Construction (1.5%)
Hyundai Development Co. (c)	129,100	5,907,718

Electronics (4.0%)
KH Vatec Co., Ltd. (c)	106,050	2,867,594
Samsung Electronics (c)	20,090	12,975,334
Samsung Electronics GDR	2	514

		15,843,442

Financial Services (3.6%)
Daishin Securities Co., Ltd. (c)	159,300	3,310,914
Hana Financial Group, Inc.	218,091	10,328,636

		13,639,550

Food Products (1.5%)
Hite Brewery Co., Ltd. (b) (c)	40,439	5,759,205

Investment Company (0.8%)
Macquarie Korea Infrastructure GDR	427,000	3,044,510

Lighting Products (1.0%)
Kumho Electric, Inc. (b) (c)	67,707	3,746,548

Metals (1.0%)
Korea Zinc Co., Ltd. (c)	47,300	3,695,227

Oil & Gas (2.0%)
SK Corp. (b) (c)	113,540	7,609,625

Retail (1.7%)
Hyundai Department Store Co., Ltd. (b) (c)	6,160	575,469
Lotte Shopping Co. GDR	285,451	5,760,401

		6,335,870

		70,926,695

LEBANON (1.0%)
Telecommunications (1.0%)
Investcom LLC GDR (b)	248,200	3,866,956

MALAYSIA (1.9%)
Agriculture (0.8%)
IOI Corporation Berhad (c)	852,700	3,080,011

Foreign Banking (1.1%)
Bumiputra-Commerce Holdings Bhd (c)	2,363,700	4,041,537

		7,121,548

MEXICO (6.9%)
Building Materials (1.6%)
Cemex SA ADR	92,000	6,005,760

Diversified Operations (0.0%)
Grupo Carso SA de CV	9,383	21,724

Financial Services (2.0%)
Grupo Financiero Banorte SA de CV	3,204,334	7,598,512

Retail (0.8%)
Wal-Mart de Mexico SA de CV	1,175,000	3,148,093

Steel (0.6%)
Industrias CH SA (b)	947,800	2,437,449

Telecommunications (1.9%)
America Movil SA de CV ADR	214,900	7,362,474

		26,574,012

PERU (0.9%)
Metals & Mining (0.9%)
Compania de Minas Buenaventura SAU ADR	139,000	3,431,910

RUSSIA (5.2%)
Automobile Manufacturers (0.9%)
JSC Severstal-Avto (b) (c)	144,600	3,455,940

Metals & Mining (0.4%)
Mechel OAO GDR	66,800	1,469,600

Oil & Gas (2.9%)
Gazprom ADR	35,200	3,224,320
Lukoil ADR (c)	97,300	8,100,814

		11,325,134

Retail (1.0%)
Pyaterochka Holding NV GDR (b)	225,586	3,688,331

		19,939,005

SOUTH AFRICA (12.3%)
Banking (3.2%)
Absa Group Ltd. (c)	638,898	12,013,839

Brewery (0.9%)
SABMiller PLC (c)	170,200	3,352,765

Diversified Operations (1.2%)
Barloworld Ltd. (c)	218,464	4,710,202

Mining (2.9%)
Anglo American PLC (c)	105,908	4,088,099

Harmony Gold Mining Co., Ltd. (b) (c)	454,820	7,298,846

		11,386,945

Oil & Gas (1.4%)
Sasol Ltd. (c)	142,100	5,380,247

Retail (0.4%)
Ellerine Holdings Ltd. (c)	103,614	1,429,311

Telecommunications (2.3%)
MTN Group Ltd. (c)	893,363	8,892,629

		47,165,938

TAIWAN (8.8%)
Banking (0.4%)
TA Chong Bank Ltd. (b) (c)	7,487,972	1,649,408

Building Products (0.8%)
Taiwan Cement Corp. (c)	3,820,950	2,945,575

Chemicals (1.4%)
Taiwan Fertilizer Co., Ltd. (c)	4,384,000	5,266,727

Computers (1.9%)
Asustek Computer, Inc. (c)	1,287,000	3,488,894
Compal Electronics, Inc. (c)	3,855,752	3,934,790

		7,423,684

Electronics (3.3%)
Au Optronics Corp. (c)	2,518,830	3,774,236
Delta Electronics, Inc. (c)	1,865,000	4,339,662

Inventec Appliance Corp. (b) (c)	983,000	4,573,944

		12,687,842

Financial Services (1.0%)
Shin Kong Financial Holding Co., Ltd. (c)	4,632,000	3,817,943

		33,791,179

THAILAND (2.6%)
Banking (0.9%)
Phatra Securities Co. (c)	3,047,100	3,364,202

Mining (0.9%)
Banpu Public Co. Ltd. (b)	864,500	3,306,071

Oil & Gas (0.8%)
Thai Oil Public Co., Ltd. (b)	1,846,100	3,130,564

		9,800,837

TURKEY (3.6%)
Automobile (0.8%)
Ford Otomotiv Sanayi A.S. (c)	336,029	3,008,957

Banking (2.1%)
Denizbank AS (b) (c)	525,117	4,573,721
Finansbank AS (c)	654,000	3,736,525

		8,310,246

Telecommunications (0.7%)
Turkcell Iletisim Hizmetleri AS (c)	398,500	2,549,090

		13,868,293

UNITED ARAB EMIRATES (0.6%)
Hotels & Motels (0.6%)
Kingdom Hotel Investments GDR	265,300	2,435,454

Total Common Stocks		343,755,271

Foreign Bond (0.0%)
Brazil (0.0%)
Metals & Mining (0.0%)
Comp Vale DO Rio Doce, 0.00%, 09/29/49 (d)	20,000	0

Total Foreign Bond		0

Participation Notes (7.2%)
India (7.2%)
Automotive (1.1%)
Tata Motors Ltd. 0.00% (c)	201,100	4,209,023

Banking (0.9%)
ICICI Bank Ltd. 0.00% (c)	273,000	3,611,790

Building Materials (1.2%)
India Cemnets Ltd. 0.00% (c)	1,182,918	4,388,626

Computer Service (0.9%)
Tata Consultancy Services Ltd. 0.00% (c)	74,200	3,190,695

Financial Services (0.0%)
Reliance Capital Ventures Ltd. 0.00% (c)	165,400	92,624

Gas (0.0%)
Reliance Natural Resources Ltd 0.00% (c)	165,400	124,050

Petrochemicals (1.2%)
Reliance Industries Ltd. 0.00% (c)	246,966	4,410,813

Telecommunication Services (1.9%)
Bharti Televentures Ltd. 0.00% (b)(c)	789,600	7,313,340

Total Participation Notes		27,340,961

Cash Equivalents (2.2%)
Investments in repurchase agreements (collateralized by U.S. Government Agencies in a joint trading account at 4.68%, dated 03/31/06, due 04/03/06, repurchase price $8,515,958)	8,512,638	8,512,638

Total Cash Equivalents		8,512,638

Total Investments (Cost $314,069,842) (a) - 99.1%		379,608,870
Other assets in excess of liabilities - 0.9%		3,436,753

NET ASSETS - 100.0%		$383,045,623

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security
(c)	Fair Valued Security
(d)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Statement of Investments

Securities Lending

The cash collateral received by the Funds at March 31, 2006 was pooled and invested in the following:

Security Type	Issuer Name	Value	Maturity Rate	Maturity Date
Bank Note - Floating Rate	Bank of America	$29,200,000	4.81%	04/03/06
Bank Note - Floating Rate	U.S. Bank N.A.	1,999,326	4.62%	04/03/06
Funding Agreement - GIC	GE Life & Annuity	12,900,000	4.84%	04/14/06
Funding Agreement - GIC	Protective Life Insurance	25,000,000	4.78%	04/28/06
Master Note - Floating	CDC Financial Product Inc.	94,450,000	4.98%	04/03/06
Master Note - Floating	Citigroup Global Markets Inc.	57,500,000	4.95%	04/03/06
Master Note - Floating	Merrill Lynch Mortgage Capital	25,000,000	4.98%	04/03/06
Medium Term Note - Floating	Alliance & leister PLC	5,000,000	4.68%	04/10/06
Medium Term Note - Floating	American Express Credit Corp.	1,000,000	4.72%	04/12/06
Medium Term Note - Floating	ASIF Global Funding XV	13,018,176	4.93%	04/03/06
Medium Term Note - Floating	Beta Finance Inc.	12,650,000	4.87%	04/03/06
Medium Term Note - Floating	Deutsche Bank Financial	3,000,000	5.01%	04/03/06
Medium Term Note - Floating	Dorada Finance Inc.	2,500,000	4.87%	04/03/06
Medium Term Note - Floating	General Electric Capital Corp.	20,501,757	4.86%	06/08/06
Medium Term Note - Floating	ISLANDSBANKI HF Corp.	11,000,000	4.84%	04/24/06
Medium Term Note - Floating	Northern Rock PLC	17,000,000	4.94%	06/09/06
Medium Term Note - Floating	Pacific Life Global Funding	9,999,350	4.70%	04/26/06
Medium Term Note - Floating	Tango Finance Corp.	10,993,846	4.89%	04/03/06
Medium Term Note - Floating	Unicredito Italiano Bank	5,200,000	4.70%	04/10/06
Medium Term Note - Floating	West Corp. Federal Credit Union	2,000,000	4.75%	04/14/06
Repurchase Agreement	Nomura Securities	221,568,376	4.87%	04/03/06

Information on the investment of cash collateral is shown in the Statement of Investments.

As of March 31, 2006, the following Funds had securities with the following value on loan:

Fund	Value of Loaned Securities	Value of Collateral*
Nationwide	$114,665,831	$116,916,103
Growth	26,279,880	26,733,394
Government Bond	91,944,562	93,739,938
Mid Cap Growth	66,150,291	66,868,570
Equity 500 Index	12,843,362	13,181,701
Multi Sector Bond	41,656,099	42,384,562
Small Cap Growth	17,210,748	17,450,413
Worldwide Leaders	3,462,980	3,671,230
Mid Cap Index	137,320,601	139,870,798
Global Technology and Communications	5,092,623	5,168,532
Global Health Sciences	16,042,441	16,332,820
Emerging Markets	8,807,039	9,332,883
International Value	48,043,207	50,912,534
U.S. Growth Leaders	2,539,001	2,586,131

*	Includes securities and cash collateral

As of March 31, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
Gartmore GVIT Nationwide Fund	$1,766,160,530	$139,666,096	$(42,957,161)	$96,708,935
Gartmore GVIT Growth Fund	244,792,369	17,271,188	(5,564,947)	11,706,241
Gartmore GVIT Government Bond Fund	1,230,571,964	3,598,044	(19,155,434)	(15,557,390)
GVIT Small Company Fund	784,502,344	242,100,356	(19,055,760)	223,044,596
Gartmore GVIT Money Market Fund	1,582,159,808	—	—	—
Gartmore GVIT Money Market Fund II	290,408,267	—	—	—
J.P. Morgan GVIT Balanced Fund	242,475,609	18,002,165	(5,931,304)	12,070,861
Gartmore GVIT Mid Cap Growth Fund	297,386,516	70,536,184	(2,419,034)	68,117,150
Van Kampen GVIT Comstock Value Fund	232,381,569	21,078,487	(6,269,248)	14,809,239
Federated GVIT High Income Bond Fund	238,102,752	7,806,316	(6,051,808)	1,754,508
GVIT Equity 500 Index Fund	310,931,504	62,371,455	(92,193,479)	(29,822,024)
Van Kampen GVIT Multi Sector Bond Fund	297,573,396	7,427,667	(3,021,119)	4,406,548
GVIT Small Cap Value Fund	689,951,787	127,055,255	(28,518,010)	98,537,245
GVIT Small Cap Growth Fund	143,345,744	52,680,612	(2,599,135)	50,081,477
Gartmore GVIT Worldwide Leaders Fund	47,077,609	5,652,315	(223,257)	5,429,058
Dreyfus GVIT Mid Cap Index Fund	630,229,804	180,047,193	(40,249,344)	139,797,849
Gartmore GVIT Global Technology and Communications Fund	42,744,610	3,306,037	(1,997,692)	1,308,345
Gartmore GVIT Global Health Sciences Fund	83,380,126	5,674,276	(1,494,483)	4,179,793
Gartmore GVIT Nationwide Leaders Fund	22,976,678	617,266	(369,661)	247,605
Gartmore GVIT Emerging Markets Fund	263,301,056	53,516,519	(3,495,430)	50,021,089
Gartmore GVIT International Growth Fund	54,509,753	10,477,211	(304,533)	10,172,678
Dreyfus GVIT International Value Fund	274,312,422	40,391,017	(4,611,234)	35,779,783
GVIT Investor Destinations Aggressive Fund	566,541,973	83,874,372	(924,809)	82,949,563
GVIT Investor Destinations Moderately Aggressive Fund	1,228,420,337	157,590,360	(6,837,769)	150,752,591
GVIT Investor Destinations Moderate Fund	1,667,941,364	183,835,399	(17,073,717)	166,761,682
GVIT Investor Destinations Moderately Conservative Fund	525,880,901	40,650,265	(7,933,555)	32,716,710
GVIT Investor Destinations Conservative Fund	308,233,035	7,902,106	(5,128,232)	2,773,874
Gartmore GVIT U.S. Growth Leaders Fund	73,563,006	6,302,252	(1,726,293)	4,575,959
Gartmore GVIT Global Utilities Fund	35,233,364	3,919,248	(1,645,014)	2,274,234
Gartmore GVIT Global Financial Services Fund	32,215,666	3,811,756	(435,541)	3,376,215
Gartmore GVIT Developing Markets Fund	314,579,804	69,982,256	(4,953,190)	65,029,066

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GARTMORE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ PAUL J. HONDROS
	Name:	Paul J. Hondros
	Title:	President & Chairman of the Board
	Date:	May 30, 2006

By (Signature and Title)	/s/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	May 30, 2006